UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

This report on Form N-CSR relates solely to the Registrant's Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund and Fidelity Pacific Basin Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity's

Targeted International Equity

Funds®

Fidelity® Canada Fund

Fidelity China Region Fund

Fidelity Emerging Asia Fund

Fidelity Emerging Markets Fund

Fidelity Europe Capital Appreciation Fund

Fidelity Europe Fund

Fidelity Japan Fund

Fidelity Japan Smaller Companies Fund

Fidelity Latin America Fund

Fidelity Nordic Fund

Fidelity Pacific Basin Fund

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Fidelity® Canada Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity China Region Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Emerging Asia Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Emerging Markets Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Europe Capital Appreciation Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Europe Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Japan Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Japan Smaller Companies Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Latin America Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Nordic Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Pacific Basin Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Canada Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.08%
Actual		$ 1,000.00	$ 1,034.20	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.42
Class T	1.36%
Actual		$ 1,000.00	$ 1,032.70	$ 6.87
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.82
Class B	1.85%
Actual		$ 1,000.00	$ 1,030.20	$ 9.34
HypotheticalA		$ 1,000.00	$ 1,015.66	$ 9.27
Class C	1.82%
Actual		$ 1,000.00	$ 1,030.20	$ 9.19
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.12
Canada	.77%
Actual		$ 1,000.00	$ 1,035.70	$ 3.90
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.87
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,035.80	$ 3.90
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.87

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Canada Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
Canada	89.9%
United States of America	10.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
Canada	95.8%
United States of America	4.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.8	99.8
Short-Term Investments and Net Other Assets (Liabilities)	0.2	0.2
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
The Toronto-Dominion Bank (Commercial Banks)	6.4	5.4
Royal Bank of Canada (Commercial Banks)	5.9	1.0
Bank of Nova Scotia (Commercial Banks)	4.2	3.9
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	4.2	3.8
Valeant Pharmaceuticals International, Inc. (Canada) (Pharmaceuticals)	4.1	2.0
SXC Health Solutions Corp. (Health Care Technology)	3.8	2.7
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3.8	3.9
Canadian National Railway Co. (Road & Rail)	3.4	3.5
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	2.7	2.2
Bank of Montreal (Commercial Banks)	2.5	3.3
	41.0
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.1	22.8
Energy	19.1	23.4
Materials	12.5	23.4
Consumer Discretionary	9.9	5.5
Health Care	8.3	4.7
Industrials	6.0	5.4
Telecommunication Services	4.6	5.6
Information Technology	4.1	5.5
Consumer Staples	4.0	2.6
Utilities	0.2	0.9

Semiannual Report

Fidelity Canada Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.9%
Magna International, Inc. Class A (sub. vtg.)	800,000	$ 35,061,503
Hotels, Restaurants & Leisure - 1.5%
Starbucks Corp.	300,000	17,214,000
Tim Hortons, Inc. (Canada)	710,300	41,003,600
		58,217,600
Media - 1.7%
Cineplex, Inc.	400,000	12,181,220
Comcast Corp. Class A	400,000	12,132,000
Corus Entertainment, Inc. Class B (non-vtg.)	800,000	19,729,689
Quebecor, Inc. Class B (sub. vtg.)	550,000	21,621,362
		65,664,271
Multiline Retail - 1.7%
Dollarama, Inc.	1,153,467	64,204,116
Specialty Retail - 2.4%
AutoZone, Inc. (a)	40,000	15,846,400
Home Depot, Inc.	200,000	10,358,000
Limited Brands, Inc.	400,000	19,880,000
Lowe's Companies, Inc.	650,000	20,455,500
RONA, Inc.	200,000	2,146,292
TJX Companies, Inc.	500,000	20,855,000
		89,541,192
Textiles, Apparel & Luxury Goods - 1.7%
lululemon athletica, Inc. (a)	577,600	42,823,264
NIKE, Inc. Class B	200,000	22,374,000
		65,197,264
TOTAL CONSUMER DISCRETIONARY		377,885,946
CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 3.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,790,200	77,661,422
CVS Caremark Corp.	280,000	12,493,600
Jean Coutu Group, Inc. Class A (sub. vtg.)	50,000	716,274
Metro, Inc. Class A (sub. vtg.)	579,165	31,955,953
Whole Foods Market, Inc.	230,000	19,106,100
		141,933,349
Food Products - 0.3%
Saputo, Inc.	250,000	11,685,649
TOTAL CONSUMER STAPLES		153,618,998
ENERGY - 19.1%
Energy Equipment & Services - 0.1%
Trinidad Drilling Ltd.	703,400	4,557,591
Oil, Gas & Consumable Fuels - 19.0%
Baytex Energy Corp. (d)	650,000	34,357,378

	Shares	Value
Cameco Corp.	300,000	$ 6,639,332
Canadian Natural Resources Ltd.	800,000	27,796,507
Canadian Oil Sands Ltd.	200,000	4,420,147
Celtic Exploration Ltd. (e)	200,000	2,931,916
Cenovus Energy, Inc.	2,800,000	101,624,905
Crescent Point Energy Corp. (d)	1,483,400	64,817,559
Enbridge, Inc.	3,437,800	144,055,218
Imperial Oil Ltd.	250,000	11,640,091
Keyera Corp.	152,302	6,227,768
Pacific Rubiales Energy Corp.	800,000	22,953,176
Painted Pony Petroleum Ltd. (a)(e)	113,000	911,779
Pembina Pipeline Corp. (d)	250,000	7,562,642
Penn West Petroleum Ltd.	500,000	8,569,982
PetroBakken Energy Ltd. Class A (d)	1,000,000	14,477,348
Progress Energy Resources Corp.	200,000	2,200,962
Suncor Energy, Inc.	4,857,600	160,469,236
Surge Energy, Inc. (a)	250,000	2,229,815
Surge Energy, Inc. (a)(e)	632,000	5,636,973
Talisman Energy, Inc.	1,500,000	19,620,349
Tourmaline Oil Corp. (e)	80,000	1,928,423
TransCanada Corp.	1,100,000	48,398,886
Trilogy Energy Corp.	100,000	2,765,882
Vermilion Energy, Inc. (d)	400,000	19,397,621
		721,633,895
TOTAL ENERGY		726,191,486
FINANCIALS - 31.1%
Capital Markets - 1.0%
CI Financial Corp.	1,100,000	26,337,636
E*TRADE Financial Corp. (a)	1,000,000	10,630,000
		36,967,636
Commercial Banks - 22.9%
Bank of Montreal (d)	1,600,000	95,036,193
Bank of Nova Scotia	2,900,000	160,890,914
Canadian Imperial Bank of Commerce	954,600	72,028,689
National Bank of Canada	600,000	46,833,713
Royal Bank of Canada (d)	3,890,000	224,834,321
The Toronto-Dominion Bank	2,863,800	242,063,948
U.S. Bancorp	700,000	22,519,000
Wells Fargo & Co.	250,000	8,357,500
		872,564,278
Diversified Financial Services - 0.5%
JPMorgan Chase & Co.	450,000	19,341,000
Insurance - 3.3%
Intact Financial Corp.	760,925	49,133,684
Manulife Financial Corp.	3,100,000	42,400,405
Power Financial Corp. (d)	200,000	5,993,419
Sun Life Financial, Inc.	1,200,000	29,424,450
		126,951,958
Real Estate Investment Trusts - 1.7%
Boardwalk (REIT)	150,000	8,930,904
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
H&R REIT/H&R Finance Trust	600,000	$ 14,821,564
RioCan (REIT)	1,400,000	38,467,223
		62,219,691
Real Estate Management & Development - 1.7%
Brookfield Asset Management, Inc. Class A	1,550,000	51,156,669
Brookfield Properties Corp.	800,000	14,489,496
		65,646,165
TOTAL FINANCIALS		1,183,690,728
HEALTH CARE - 8.3%
Biotechnology - 0.4%
Biogen Idec, Inc. (a)	100,000	13,401,000
Health Care Technology - 3.8%
SXC Health Solutions Corp. (a)	1,603,234	145,398,838
Pharmaceuticals - 4.1%
Valeant Pharmaceuticals International, Inc. (Canada) (a)	2,831,471	157,518,939
TOTAL HEALTH CARE		316,318,777
INDUSTRIALS - 6.0%
Commercial Services & Supplies - 0.1%
Progressive Waste Solution Ltd.	184,000	3,992,022
Machinery - 0.4%
Westport Innovations, Inc. (a)(d)	500,000	15,650,003
Road & Rail - 5.2%
Canadian National Railway Co.	1,490,000	127,164,768
Canadian Pacific	900,000	69,658,314
		196,823,082
Trading Companies & Distributors - 0.3%
Finning International, Inc.	400,000	11,176,917
TOTAL INDUSTRIALS		227,642,024
INFORMATION TECHNOLOGY - 4.1%
Communications Equipment - 0.2%
QUALCOMM, Inc.	120,000	7,660,800
Computers & Peripherals - 0.5%
Apple, Inc. (a)	30,000	17,527,200
Internet Software & Services - 0.6%
Open Text Corp. (a)	430,407	24,131,551
IT Services - 2.5%
Alliance Data Systems Corp. (a)(d)	140,000	17,988,600

	Shares	Value
CGI Group, Inc. Class A (sub. vtg.) (a)	2,490,000	$ 55,887,927
MasterCard, Inc. Class A	50,000	22,613,500
		96,490,027
Software - 0.3%
Red Hat, Inc. (a)	200,000	11,922,000
TOTAL INFORMATION TECHNOLOGY		157,731,578
MATERIALS - 12.5%
Chemicals - 3.7%
Agrium, Inc.	350,000	30,834,725
CF Industries Holdings, Inc.	50,000	9,653,000
Methanex Corp.	400,000	14,084,536
Potash Corp. of Saskatchewan, Inc.	1,980,000	84,191,344
		138,763,605
Metals & Mining - 8.8%
Agnico-Eagle Mines Ltd. (Canada)	200,000	7,989,876
Alamos Gold, Inc.	1,400,000	25,625,918
Barrick Gold Corp.	1,800,000	72,820,046
Copper Mountain Mining Corp. (a)	390,000	1,693,850
Eldorado Gold Corp.	805,000	11,409,770
First Quantum Minerals Ltd.	1,530,000	31,784,966
Franco-Nevada Corp.	124,000	5,562,582
Goldcorp, Inc.	2,100,000	80,428,246
Major Drilling Group International, Inc.	600,000	9,008,352
New Gold, Inc. (a)	1,300,000	11,845,103
Osisko Mining Corp. (a)	865,700	8,913,358
Silver Wheaton Corp.	775,900	23,691,363
Tahoe Resources, Inc. (a)	500,000	9,410,276
Yamana Gold, Inc.	2,400,000	35,207,289
		335,390,995
TOTAL MATERIALS		474,154,600
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 4.1%
BCE, Inc.	2,000,000	81,032,650
Manitoba Telecom Services, Inc.	300,000	10,417,616
TELUS Corp.	1,100,000	66,050,114
		157,500,380
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc. Class B (non-vtg.)	500,000	18,663,629
TOTAL TELECOMMUNICATION SERVICES		176,164,009
UTILITIES - 0.2%
Electric Utilities - 0.2%
Fortis, Inc.	200,000	6,936,978
TOTAL COMMON STOCKS (Cost $2,956,181,252)		3,800,335,124
Money Market Funds - 6.7%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	18,330,252	$ 18,330,252
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	238,200,322	238,200,322
TOTAL MONEY MARKET FUNDS (Cost $256,530,574)		256,530,574
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $3,212,711,826)		4,056,865,698
NET OTHER ASSETS (LIABILITIES) - (6.5)%		(248,466,674)
NET ASSETS - 100%		$ 3,808,399,024
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,409,091 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,385
Fidelity Securities Lending Cash Central Fund	2,860,750
Total	$ 2,875,135
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $225,385,921) - See accompanying schedule: Unaffiliated issuers (cost $2,956,181,252)	$ 3,800,335,124
Fidelity Central Funds (cost $256,530,574)	256,530,574
Total Investments (cost $3,212,711,826)		$ 4,056,865,698
Foreign currency held at value (cost $512,135)		511,809
Receivable for investments sold		2,139,241
Receivable for fund shares sold		2,247,286
Dividends receivable		10,312,031
Distributions receivable from Fidelity Central Funds		718,580
Prepaid expenses		4,876
Other receivables		23,235
Total assets		4,072,822,756

Liabilities
Payable for investments purchased	$ 14,274,490
Payable for fund shares redeemed	9,382,407
Accrued management fee	1,546,471
Distribution and service plan fees payable	126,760
Other affiliated payables	845,973
Other payables and accrued expenses	47,309
Collateral on securities loaned, at value	238,200,322
Total liabilities		264,423,732

Net Assets		$ 3,808,399,024
Net Assets consist of:
Paid in capital		$ 3,322,386,178
Undistributed net investment income		14,847,390
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(373,052,866)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		844,218,322
Net Assets		$ 3,808,399,024

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($179,060,211 ÷ 3,357,892 shares)	$ 53.33

Maximum offering price per share (100/94.25 of $53.33)	$ 56.58
Class T: Net Asset Value and redemption price per share ($32,667,921 ÷ 613,641 shares)	$ 53.24

Maximum offering price per share (100/96.50 of $53.24)	$ 55.17
Class B: Net Asset Value and offering price per share ($11,088,823 ÷ 210,124 shares)A	$ 52.77

Class C: Net Asset Value and offering price per share ($78,364,164 ÷ 1,492,879 shares)A	$ 52.49

Canada: Net Asset Value, offering price and redemption price per share ($3,433,433,570 ÷ 64,008,980 shares)	$ 53.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($73,784,335 ÷ 1,379,104 shares)	$ 53.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund
Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2012 (Unaudited)
Investment Income
Dividends		$ 45,767,590
Interest		775
Income from Fidelity Central Funds (including $2,860,750 from security lending)		2,875,135
Income before foreign taxes withheld		48,643,500
Less foreign taxes withheld		(6,692,336)
Total income		41,951,164

Expenses
Management fee Basic fee	$ 13,954,244
Performance adjustment	(3,984,977)
Transfer agent fees	4,404,099
Distribution and service plan fees	799,677
Accounting and security lending fees	774,080
Custodian fees and expenses	30,117
Independent trustees' compensation	12,158
Registration fees	103,761
Audit	38,802
Legal	9,202
Interest	2,579
Miscellaneous	22,137
Total expenses before reductions	16,165,879
Expense reductions	(30,740)	16,135,139
Net investment income (loss)		25,816,025
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(95,252,523)
Foreign currency transactions	(164,881)
Total net realized gain (loss)		(95,417,404)
Change in net unrealized appreciation (depreciation) on: Investment securities	199,016,288
Assets and liabilities in foreign currencies	37,502
Total change in net unrealized appreciation (depreciation)		199,053,790
Net gain (loss)		103,636,386
Net increase (decrease) in net assets resulting from operations		$ 129,452,411

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,816,025	$ 41,545,130
Net realized gain (loss)	(95,417,404)	43,297,359
Change in net unrealized appreciation (depreciation)	199,053,790	(192,122,126)
Net increase (decrease) in net assets resulting from operations	129,452,411	(107,279,637)
Distributions to shareholders from net investment income	(36,731,505)	(35,317,815)
Distributions to shareholders from net realized gain	(22,566,558)	(35,060,747)
Total distributions	(59,298,063)	(70,378,562)
Share transactions - net increase (decrease)	(458,349,632)	103,024,419
Redemption fees	168,367	1,146,266
Total increase (decrease) in net assets	(388,026,917)	(73,487,514)

Net Assets
Beginning of period	4,196,425,941	4,269,913,455
End of period (including undistributed net investment income of $14,847,390 and undistributed net investment income of $25,762,870, respectively)	$ 3,808,399,024	$ 4,196,425,941

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 52.20	$ 53.81	$ 44.24	$ 38.20	$ 70.16	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.27	.34	.31	.38	.39	.19
Net realized and unrealized gain (loss)	1.48	(1.17)	9.64	5.72	(28.71)	15.96
Total from investment operations	1.75	(.83)	9.95	6.10	(28.32)	16.15
Distributions from net investment income	(.33)	(.35)	(.39)	(.07)	(.41)	-
Distributions from net realized gain	(.29)	(.44)	-	-	(3.27)	-
Total distributions	(.62)	(.79)	(.39)	(.07)	(3.68)	-
Redemption fees added to paid in capital E	- J	.01	.01	.01	.04	.01
Net asset value, end of period	$ 53.33	$ 52.20	$ 53.81	$ 44.24	$ 38.20	$ 70.16
Total Return B, C, D	3.42%	(1.64)%	22.62%	16.08%	(42.23)%	29.93%
Ratios to Average Net Assets F, I
Expenses before reductions	1.08% A	1.12%	1.24%	1.42%	1.34%	1.23% A
Expenses net of fee waivers, if any	1.08% A	1.12%	1.24%	1.42%	1.34%	1.23% A
Expenses net of all reductions	1.08% A	1.12%	1.18%	1.39%	1.31%	1.22% A
Net investment income (loss)	1.05% A	.59%	.63%	.98%	.69%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 179,060	$ 215,369	$ 170,446	$ 83,015	$ 56,242	$ 20,912
Portfolio turnover rate G	96% A	104%	143%	123%	63%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 52.01	$ 53.64	$ 44.11	$ 38.10	$ 70.09	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.20	.17	.18	.27	.23	.09
Net realized and unrealized gain (loss)	1.48	(1.16)	9.60	5.73	(28.66)	15.99
Total from investment operations	1.68	(.99)	9.78	6.00	(28.43)	16.08
Distributions from net investment income	(.16)	(.21)	(.26)	-	(.33)	-
Distributions from net realized gain	(.29)	(.44)	-	-	(3.27)	-
Total distributions	(.45)	(.65)	(.26)	-	(3.60)	-
Redemption fees added to paid in capital E	- J	.01	.01	.01	.04	.01
Net asset value, end of period	$ 53.24	$ 52.01	$ 53.64	$ 44.11	$ 38.10	$ 70.09
Total Return B, C, D	3.27%	(1.93)%	22.27%	15.77%	(42.40)%	29.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	1.42%	1.51%	1.70%	1.63%	1.48% A
Expenses net of fee waivers, if any	1.36% A	1.42%	1.51%	1.70%	1.63%	1.48% A
Expenses net of all reductions	1.36% A	1.42%	1.46%	1.67%	1.60%	1.47% A
Net investment income (loss)	.77% A	.30%	.36%	.71%	.40%	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,668	$ 34,323	$ 31,522	$ 17,727	$ 14,963	$ 14,522
Portfolio turnover rate G	96% A	104%	143%	123%	63%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 51.37	$ 53.03	$ 43.68	$ 37.91	$ 69.88	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.07	(.11)	(.07)	.08	(.06)	(.06)
Net realized and unrealized gain (loss)	1.47	(1.14)	9.50	5.68	(28.54)	15.93
Total from investment operations	1.54	(1.25)	9.43	5.76	(28.60)	15.87
Distributions from net investment income	-	(.01)	(.09)	-	(.14)	-
Distributions from net realized gain	(.14)	(.41)	-	-	(3.27)	-
Total distributions	(.14)	(.42)	(.09)	-	(3.41)	-
Redemption fees added to paid in capital E	- J	.01	.01	.01	.04	.01
Net asset value, end of period	$ 52.77	$ 51.37	$ 53.03	$ 43.68	$ 37.91	$ 69.88
Total Return B, C, D	3.02%	(2.41)%	21.64%	15.22%	(42.68)%	29.41%
Ratios to Average Net Assets F, I
Expenses before reductions	1.85% A	1.91%	2.01%	2.19%	2.13%	2.00% A
Expenses net of fee waivers, if any	1.85% A	1.91%	2.01%	2.19%	2.13%	2.00% A
Expenses net of all reductions	1.85% A	1.91%	1.96%	2.16%	2.10%	1.99% A
Net investment income (loss)	.28% A	(.20)%	(.14)%	.21%	(.10)%	(.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,089	$ 11,866	$ 13,464	$ 7,283	$ 5,615	$ 4,078
Portfolio turnover rate G	96% A	104%	143%	123%	63%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 51.19	$ 52.87	$ 43.60	$ 37.84	$ 69.91	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.08	(.08)	(.06)	.09	(.05)	(.04)
Net realized and unrealized gain (loss)	1.45	(1.14)	9.48	5.66	(28.52)	15.94
Total from investment operations	1.53	(1.22)	9.42	5.75	(28.57)	15.90
Distributions from net investment income	-	(.03)	(.16)	-	(.27)	-
Distributions from net realized gain	(.23)	(.44)	-	-	(3.27)	-
Total distributions	(.23)	(.47)	(.16)	-	(3.54)	-
Redemption fees added to paid in capital E	- J	.01	.01	.01	.04	.01
Net asset value, end of period	$ 52.49	$ 51.19	$ 52.87	$ 43.60	$ 37.84	$ 69.91
Total Return B, C, D	3.02%	(2.36)%	21.68%	15.22%	(42.69)%	29.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.86%	1.99%	2.18%	2.13%	1.99% A
Expenses net of fee waivers, if any	1.82% A	1.86%	1.99%	2.18%	2.13%	1.99% A
Expenses net of all reductions	1.82% A	1.86%	1.94%	2.15%	2.10%	1.97% A
Net investment income (loss)	.31% A	(.15)%	(.12)%	.22%	(.10)%	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,364	$ 87,990	$ 54,052	$ 24,848	$ 16,716	$ 8,752
Portfolio turnover rate G	96% A	104%	143%	123%	63%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Canada

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 52.59	$ 54.14	$ 44.46	$ 38.37	$ 70.25	$ 49.48
Income from Investment Operations
Net investment income (loss) D	.35	.52	.46	.48	.58	.52
Net realized and unrealized gain (loss)	1.48	(1.18)	9.68	5.74	(28.83)	21.62
Total from investment operations	1.83	(.66)	10.14	6.22	(28.25)	22.14
Distributions from net investment income	(.49)	(.46)	(.47)	(.14)	(.40)	(.36)
Distributions from net realized gain	(.29)	(.44)	-	-	(3.27)	(1.03)
Total distributions	(.78)	(.90)	(.47)	(.14)	(3.67)	(1.39)
Redemption fees added to paid in capital D	- H	.01	.01	.01	.04	.02
Net asset value, end of period	$ 53.64	$ 52.59	$ 54.14	$ 44.46	$ 38.37	$ 70.25
Total Return B, C	3.57%	(1.33)%	22.97%	16.40%	(42.06)%	46.03%
Ratios to Average Net Assets E, G
Expenses before reductions	.77% A	.82%	.94%	1.17%	1.03%	.96%
Expenses net of fee waivers, if any	.77% A	.82%	.94%	1.17%	1.03%	.96%
Expenses net of all reductions	.77% A	.82%	.89%	1.13%	1.00%	.94%
Net investment income (loss)	1.36% A	.90%	.93%	1.24%	1.00%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,433,434	$ 3,778,765	$ 3,953,693	$ 3,149,791	$ 2,776,298	$ 4,890,617
Portfolio turnover rate F	96% A	104%	143%	123%	63%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 52.44	$ 54.02	$ 44.39	$ 38.31	$ 70.25	$ 54.00
Income from Investment Operations
Net investment income (loss) D	.35	.51	.46	.49	.52	.25
Net realized and unrealized gain (loss)	1.48	(1.18)	9.65	5.72	(28.78)	15.99
Total from investment operations	1.83	(.67)	10.11	6.21	(28.26)	16.24
Distributions from net investment income	(.48)	(.48)	(.49)	(.14)	(.45)	-
Distributions from net realized gain	(.29)	(.44)	-	-	(3.27)	-
Total distributions	(.77)	(.92)	(.49)	(.14)	(3.72)	-
Redemption fees added to paid in capital D	- I	.01	.01	.01	.04	.01
Net asset value, end of period	$ 53.50	$ 52.44	$ 54.02	$ 44.39	$ 38.31	$ 70.25
Total Return B, C	3.58%	(1.35)%	22.94%	16.40%	(42.11)%	30.09%
Ratios to Average Net Assets E, H
Expenses before reductions	.77% A	.82%	.95%	1.17%	1.11%	1.01% A
Expenses net of fee waivers, if any	.77% A	.82%	.95%	1.17%	1.11%	1.01% A
Expenses net of all reductions	.77% A	.82%	.90%	1.14%	1.08%	.99% A
Net investment income (loss)	1.36% A	.89%	.92%	1.23%	.92%	.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,784	$ 68,112	$ 46,737	$ 17,956	$ 8,870	$ 4,064
Portfolio turnover rate F	96% A	104%	143%	123%	63%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Canada, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 895,955,340
Gross unrealized depreciation	(62,846,233)
Net unrealized appreciation (depreciation) on securities and other investments	$ 833,109,107

Tax cost	$ 3,223,756,591

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (79,486,047)
2017	(150,917,781)
Total capital loss carryforward	$ (230,403,828)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,900,423,193 and $2,388,278,141, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .51% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 252,277	$ 16,512
Class T	.25%	.25%	82,126	861
Class B	.75%	.25%	56,300	42,323
Class C	.75%	.25%	408,974	143,816
			$ 799,677	$ 203,512

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 44,833
Class T	10,340
Class B*	10,941
Class C*	19,455
$ 85,569

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 279,668.28
Class T	50,388.31
Class B	16,800.30
Class C	108,140.26
Canada	3,883,388.22
Institutional Class	65,715.21
	$ 4,404,099

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,126 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,420,844.35%		$ 2,332

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,007 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $7,821,000. The weighted average interest rate was .57%. The interest expense amounted to $247 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $30,740 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 1,331,583	$ 1,141,830
Class T	100,888	123,341
Class B	-	2,503
Class C	-	36,231
Canada	34,710,752	33,570,065
Institutional Class	588,282	443,845
Total	$ 36,731,505	$ 35,317,815

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders - continued

	Six months ended April 30, 2012	Year ended October 31, 2011
From net realized gain
Class A	$ 1,169,689	$ 1,445,324
Class T	185,711	261,152
Class B	32,050	101,491
Class C	395,818	470,108
Canada	20,430,565	32,375,322
Institutional Class	352,725	407,350
Total	$ 22,566,558	$ 35,060,747

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	296,861	2,386,291	$ 15,302,429	$ 138,991,055
Reinvestment of distributions	41,960	39,424	2,109,730	2,233,433
Shares redeemed	(1,106,867)	(1,467,607)	(57,126,367)	(82,665,471)
Net increase (decrease)	(768,046)	958,108	$ (39,714,208)	$ 58,559,017
Class T
Shares sold	47,110	254,873	$ 2,400,570	$ 14,715,904
Reinvestment of distributions	5,569	6,640	279,919	375,773
Shares redeemed	(99,000)	(189,243)	(5,096,409)	(10,669,184)
Net increase (decrease)	(46,321)	72,270	$ (2,415,920)	$ 4,422,493
Class B
Shares sold	3,180	29,930	$ 161,513	$ 1,729,701
Reinvestment of distributions	519	1,508	25,894	84,713
Shares redeemed	(24,553)	(54,348)	(1,250,620)	(3,060,843)
Net increase (decrease)	(20,854)	(22,910)	$ (1,063,213)	$ (1,246,429)
Class C
Shares sold	96,714	1,081,104	$ 4,906,322	$ 62,770,855
Reinvestment of distributions	6,045	7,014	300,150	392,322
Shares redeemed	(328,885)	(391,485)	(16,648,440)	(21,249,300)
Net increase (decrease)	(226,126)	696,633	$ (11,441,968)	$ 41,913,877
Canada
Shares sold	3,377,507	20,804,881	$ 175,401,027	$ 1,223,871,558
Reinvestment of distributions	1,003,141	1,069,329	50,678,709	60,856,944
Shares redeemed	(12,226,490)	(23,043,159)	(633,989,170)	(1,313,818,426)
Net increase (decrease)	(7,845,842)	(1,168,949)	$ (407,909,434)	$ (29,089,924)
Institutional Class
Shares sold	475,618	1,331,261	$ 24,625,730	$ 79,262,853
Reinvestment of distributions	13,162	10,934	663,252	620,606
Shares redeemed	(408,410)	(908,649)	(21,093,871)	(51,418,074)
Net increase (decrease)	80,370	433,546	$ 4,195,111	$ 28,465,385

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity China Region Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.36%
Actual		$ 1,000.00	$ 1,053.20	$ 6.94
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 6.82
Class T	1.63%
Actual		$ 1,000.00	$ 1,051.50	$ 8.31
Hypothetical A		$ 1,000.00	$ 1,016.76	$ 8.17
Class B	2.11%
Actual		$ 1,000.00	$ 1,048.80	$ 10.75
Hypothetical A		$ 1,000.00	$ 1,014.37	$ 10.57
Class C	2.11%
Actual		$ 1,000.00	$ 1,049.00	$ 10.75
Hypothetical A		$ 1,000.00	$ 1,014.37	$ 10.57
China Region	1.04%
Actual		$ 1,000.00	$ 1,054.50	$ 5.31
Hypothetical A		$ 1,000.00	$ 1,019.69	$ 5.22
Institutional Class	1.04%
Actual		$ 1,000.00	$ 1,054.90	$ 5.31
Hypothetical A		$ 1,000.00	$ 1,019.69	$ 5.22

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity China Region Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
China	28.3%
Hong Kong	27.1%
Taiwan	21.6%
Cayman Islands	13.8%
Bermuda	5.7%
United Kingdom	0.9%
United States of America	0.6%
Korea (South)	0.5%
Netherlands	0.5%
Other	1.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
Hong Kong	32.9%
China	28.9%
Taiwan	19.6%
Cayman Islands	10.1%
Bermuda	2.6%
United States of America	1.1%
Australia	1.0%
Japan	0.9%
Korea (South)	0.7%
Other	2.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.4	98.9
Short-Term Investments and Net Other Assets (Liabilities)	0.6	1.1
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	7.0	5.5
Industrial & Commercial Bank of China Ltd. (H Shares) (Commercial Banks)	4.9	6.0
AIA Group Ltd. (Insurance)	4.2	2.6
PetroChina Co. Ltd. (H Shares) (Oil, Gas & Consumable Fuels)	3.0	2.9
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Electronic Equipment & Components)	3.0	1.6
BOC Hong Kong (Holdings) Ltd. (Commercial Banks)	2.9	2.5
Tencent Holdings Ltd. (Internet Software & Services)	2.8	2.0
China Construction Bank Corp. (H Shares) (Commercial Banks)	2.6	3.5
China Mobile Ltd. (Wireless Telecommunication Services)	2.5	2.9
Sands China Ltd. (Hotels, Restaurants & Leisure)	2.4	0.8
	35.3
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	39.0	36.0
Information Technology	18.6	15.7
Industrials	10.7	6.7
Consumer Discretionary	8.4	9.3
Energy	8.1	8.8
Materials	7.1	9.8
Telecommunication Services	3.1	7.0
Utilities	2.2	0.8
Consumer Staples	1.9	4.5
Health Care	0.3	0.3

Semiannual Report

Fidelity China Region Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.4%
Automobiles - 1.5%
Brilliance China Automotive Holdings Ltd. (a)	6,232,000	$ 6,763,218
Dongfeng Motor Group Co. Ltd. (H Shares)	6,048,000	11,926,611
Geely Automobile Holdings Ltd.	6,540,000	2,436,068
Qingling Motors Co. Ltd. (H Shares)	2,158,000	687,009
		21,812,906
Hotels, Restaurants & Leisure - 3.9%
Galaxy Entertainment Group Ltd. (a)	4,912,000	15,352,671
Sands China Ltd.	9,007,400	35,408,957
SJM Holdings Ltd.	2,601,000	5,712,468
		56,474,096
Media - 1.0%
Television Broadcasts Ltd.	1,977,000	14,524,305
Multiline Retail - 0.8%
Far Eastern Department Stores Co. Ltd.	2,913,311	3,147,635
Springland International Holdings Ltd.	11,629,000	8,603,360
		11,750,995
Textiles, Apparel & Luxury Goods - 1.2%
Prada SpA	413,900	2,811,382
Shenzhou International Group Holdings Ltd.	3,459,000	6,509,045
XTEP International Holdings Ltd.	20,264,000	9,219,635
		18,540,062
TOTAL CONSUMER DISCRETIONARY		123,102,364
CONSUMER STAPLES - 1.9%
Beverages - 1.2%
Wuliangye Yibin Co. Ltd. (BNP Paribas Warrant Program) warrants 5/5/15 (a)	1,351,900	7,631,607
Yantai Changyu Pioneer Wine Co. (B Shares)	922,108	9,745,620
		17,377,227
Food & Staples Retailing - 0.2%
President Chain Store Corp.	601,000	3,236,392
Food Products - 0.5%
Want Want China Holdings Ltd.	5,467,000	6,708,105
TOTAL CONSUMER STAPLES		27,321,724
ENERGY - 8.1%
Energy Equipment & Services - 0.4%
China Oilfield Services Ltd. (H Shares)	3,520,000	5,707,385
Oil, Gas & Consumable Fuels - 7.7%
China Coal Energy Co. Ltd. (H Shares)	2,137,000	2,454,122
China Shenhua Energy Co. Ltd. (H Shares)	3,091,000	13,724,675
CNOOC Ltd.	10,957,000	23,153,770

	Shares	Value
Kunlun Energy Co. Ltd.	16,976,000	$ 29,931,970
PetroChina Co. Ltd. (H Shares)	29,274,000	43,667,941
		112,932,478
TOTAL ENERGY		118,639,863
FINANCIALS - 39.0%
Capital Markets - 3.0%
CITIC Securities Co. Ltd. (H Shares) (a)	13,225,500	27,785,201
Haitong Securities Co. Ltd. (H Shares) (a)	10,200,000	14,277,226
Wuliangye Yibin Co. Ltd. (UBS Warrant Programme) warrants 4/22/13 (a)	345,100	1,948,123
		44,010,550
Commercial Banks - 16.9%
Agricultural Bank China Ltd. (H Shares)	33,697,000	16,026,233
BOC Hong Kong (Holdings) Ltd.	13,682,000	42,410,999
China Construction Bank Corp. (H Shares)	48,495,000	37,752,676
Chinatrust Financial Holding Co. Ltd.	36,523,547	23,363,545
Hang Seng Bank Ltd.	1,319,700	18,132,023
Industrial & Commercial Bank of China Ltd. (H Shares)	107,267,000	71,615,946
Mega Financial Holding Co. Ltd.	20,451,340	16,203,943
Standard Chartered PLC (United Kingdom)	478,907	11,706,348
Wing Hang Bank Ltd.	904,500	9,623,643
		246,835,356
Insurance - 6.7%
AIA Group Ltd.	17,345,200	61,702,425
Cathay Financial Holding Co. Ltd.	8,847,248	9,376,778
Ping An Insurance Group Co. China Ltd. (H Shares)	3,135,500	26,228,010
		97,307,213
Real Estate Management & Development - 12.4%
Agile Property Holdings Ltd.	3,736,000	4,882,685
Cheung Kong Holdings Ltd.	2,337,000	31,085,099
China Overseas Land & Investment Ltd.	10,808,000	23,430,695
China Resources Land Ltd.	2,898,000	5,580,368
Evergrande Real Estate Group Ltd.	18,465,000	10,685,860
Guangzhou R F Properties Co. Ltd. (H Shares)	9,235,200	12,331,613
Henderson Land Development Co. Ltd.	1,343,000	7,650,893
Hopson Development Holdings Ltd.	16,090,000	9,684,713
Hysan Development Co. Ltd.	1,336,000	6,052,651
Kerry Properties Ltd.	2,323,500	10,616,290
KWG Property Holding Ltd.	9,404,500	6,218,232
Longfor Properties Co. Ltd.	4,880,500	7,762,352
New World Development Co. Ltd.	6,432,000	8,016,529
Shimao Property Holdings Ltd.	2,252,000	2,978,034
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Sun Hung Kai Properties Ltd.	1,979,000	$ 23,874,566
Swire Pacific Ltd. (A Shares)	760,000	8,977,593
		179,828,173
TOTAL FINANCIALS		567,981,292
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
China Medical System Holding Ltd.	9,846,000	4,543,146
INDUSTRIALS - 10.7%
Construction & Engineering - 1.4%
China Communications Construction Co. Ltd. (H Shares)	4,803,000	4,828,598
China Railway Group Ltd. (H Shares)	8,253,000	3,276,245
China State Construction International Holdings Ltd.	13,696,000	12,656,882
		20,761,725
Electrical Equipment - 1.1%
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	5,587,000	15,842,189
Industrial Conglomerates - 1.6%
Hutchison Whampoa Ltd.	2,358,000	22,687,542
Machinery - 2.3%
Airtac International Group	1,557,000	8,945,207
China International Marine Containers (Group) Ltd. (B Shares)	3,903,787	5,725,880
CSR Corp. Ltd. (H Shares)	13,127,000	10,591,407
EVA Precision Industrial Holdings Ltd.	33,352,000	5,674,266
Sany Heavy Equipment International Holdings Co. Ltd.	2,627,000	2,028,153
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	1,664,991	762,566
Singamas Container Holdings Ltd.	860,000	258,267
		33,985,746
Marine - 2.5%
China Ship Container Lines Co. Ltd. (H Shares) (a)	61,886,000	20,180,261
Orient Overseas International Ltd.	2,206,500	15,072,790
Pacific Basin Shipping Ltd.	1,133,000	595,805
		35,848,856
Road & Rail - 0.5%
MTR Corp. Ltd.	2,265,000	8,057,330
Transportation Infrastructure - 1.3%
Cosco Pacific Ltd.	6,574,000	9,574,630
Jiangsu Expressway Co. Ltd. (H Shares)	9,140,000	9,012,006
		18,586,636
TOTAL INDUSTRIALS		155,770,024

	Shares	Value
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 0.5%
AAC Acoustic Technology Holdings, Inc.	2,590,000	$ 7,644,500
Computers & Peripherals - 1.2%
Lenovo Group Ltd.	14,562,000	14,001,472
Quanta Computer, Inc.	1,391,000	3,664,167
		17,665,639
Electronic Equipment & Components - 3.8%
Chroma ATE, Inc.	1,938,000	4,427,055
Delta Electronics, Inc.	1,475,000	4,391,357
Hon Hai Precision Industry Co. Ltd. (Foxconn)	13,708,589	43,446,188
Largan Precision Co. Ltd.	147,000	2,339,496
		54,604,096
Internet Software & Services - 2.8%
Tencent Holdings Ltd.	1,317,900	41,412,362
Semiconductors & Semiconductor Equipment - 10.3%
Advanced Semiconductor Engineering, Inc.	4,036,000	4,066,028
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	1,486,218	7,535,125
ASM Pacific Technology Ltd.	283,900	3,845,758
Inotera Memories, Inc. (a)	26,104,000	6,876,307
MediaTek, Inc.	1,193,000	10,352,564
Samsung Electronics Co. Ltd.	6,307	7,757,311
Taiwan Semiconductor Manufacturing Co. Ltd.	34,672,796	102,668,226
United Microelectronics Corp.	13,083,000	6,855,925
		149,957,244
TOTAL INFORMATION TECHNOLOGY		271,283,841
MATERIALS - 7.1%
Chemicals - 3.8%
Formosa Chemicals & Fibre Corp.	4,202,000	12,207,491
Formosa Plastics Corp.	5,839,250	16,623,487
Nan Ya Plastics Corp.	6,290,000	12,987,755
Petronas Chemicals Group Bhd	388,600	838,724
PTT Global Chemical PCL (For. Reg.)	2,728,458	6,099,219
Taiwan Fertilizer Co. Ltd.	3,015,000	7,238,896
		55,995,572
Construction Materials - 2.2%
Anhui Conch Cement Co. Ltd. (H Shares)	4,188,000	14,034,400
BBMG Corp. (H Shares)	9,164,500	7,914,025
China Resources Cement Holdings Ltd.	4,942,000	3,923,714
Taiwan Cement Corp.	4,629,000	5,533,207
		31,405,346
Metals & Mining - 1.1%
Kingsgate Consolidated NL	713,270	4,607,346
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Xingda International Holdings Ltd.	7,484,000	$ 3,260,351
Zhaojin Mining Industry Co. Ltd. (H Shares)	5,311,500	7,434,656
		15,302,353
TOTAL MATERIALS		102,703,271
TELECOMMUNICATION SERVICES - 3.1%
Wireless Telecommunication Services - 3.1%
China Mobile Ltd.	3,343,500	36,990,891
Far EasTone Telecommunications Co. Ltd.	3,710,000	8,080,432
		45,071,323
UTILITIES - 2.2%
Electric Utilities - 0.6%
Power Assets Holdings Ltd.	1,173,500	8,772,531
Independent Power Producers & Energy Traders - 1.6%
China Resources Power Holdings Co. Ltd.	2,084,000	3,803,425
Huaneng Power International, Inc. (H Shares)	32,674,000	19,340,311
		23,143,736
TOTAL UTILITIES		31,916,267
TOTAL COMMON STOCKS (Cost $1,212,101,019)		1,448,333,115
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	453	$ 453
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	7,535,500	7,535,500
TOTAL MONEY MARKET FUNDS (Cost $7,535,953)		7,535,953
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,219,636,972)		1,455,869,068
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,512,344
NET ASSETS - 100%		$ 1,457,381,412
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,580
Fidelity Securities Lending Cash Central Fund	106,851
Total	$ 119,431
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 123,102,364	$ 123,102,364	$ -	$ -
Consumer Staples	27,321,724	19,690,117	7,631,607	-
Energy	118,639,863	51,818,152	66,821,711	-
Financials	567,981,292	566,033,169	1,948,123	-
Health Care	4,543,146	4,543,146	-	-
Industrials	155,770,024	155,770,024	-	-
Information Technology	271,283,841	157,693,662	113,590,179	-
Materials	102,703,271	102,703,271	-	-
Telecommunication Services	45,071,323	8,080,432	36,990,891	-
Utilities	31,916,267	12,575,956	19,340,311	-
Money Market Funds	7,535,953	7,535,953	-	-
Total Investments in Securities:	$ 1,455,869,068	$ 1,209,546,246	$ 246,322,822	$ -
Transfers from Level 2 to Level 1 during the period were $900,006,777.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,329,296) - See accompanying schedule: Unaffiliated issuers (cost $1,212,101,019)	$ 1,448,333,115
Fidelity Central Funds (cost $7,535,953)	7,535,953
Total Investments (cost $1,219,636,972)		$ 1,455,869,068
Foreign currency held at value (cost $23,143,017)		23,157,070
Receivable for investments sold		63,367,426
Receivable for fund shares sold		1,390,324
Dividends receivable		618,408
Distributions receivable from Fidelity Central Funds		4,509
Prepaid expenses		1,630
Other receivables		396,461
Total assets		1,544,804,896

Liabilities
Payable for investments purchased	$ 55,193,167
Payable for fund shares redeemed	3,386,335
Accrued management fee	854,014
Distribution and service plan fees payable	10,959
Notes payable to affiliates	19,925,000
Other affiliated payables	347,345
Other payables and accrued expenses	171,164
Collateral on securities loaned, at value	7,535,500
Total liabilities		87,423,484

Net Assets		$ 1,457,381,412
Net Assets consist of:
Paid in capital		$ 1,222,509,276
Accumulated net investment loss		(2,281,879)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		942,671
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		236,211,344
Net Assets		$ 1,457,381,412

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,050,880 ÷ 534,567 shares)	$ 28.16

Maximum offering price per share (100/94.25 of $28.16)	$ 29.88
Class T: Net Asset Value and redemption price per share ($4,928,627 ÷ 175,565 shares)	$ 28.07

Maximum offering price per share (100/96.50 of $28.07)	$ 29.09
Class B: Net Asset Value and offering price per share ($1,766,584 ÷ 63,331 shares)A	$ 27.89

Class C: Net Asset Value and offering price per share ($5,306,866 ÷ 190,814 shares)A	$ 27.81

China Region: Net Asset Value, offering price and redemption price per share ($1,428,414,743 ÷ 50,449,317 shares)	$ 28.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,913,712 ÷ 67,699 shares)	$ 28.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 3,290,104
Special dividends		1,673,672
Interest		8
Income from Fidelity Central Funds		119,431
Income before foreign taxes withheld		5,083,215
Less foreign taxes withheld		(46,341)
Total income		5,036,874

Expenses
Management fee	$ 5,235,419
Transfer agent fees	1,766,858
Distribution and service plan fees	65,217
Accounting and security lending fees	333,878
Custodian fees and expenses	265,684
Independent trustees' compensation	4,507
Registration fees	74,921
Audit	36,272
Legal	3,441
Interest	1,008
Miscellaneous	7,764
Total expenses before reductions	7,794,969
Expense reductions	(574,356)	7,220,613
Net investment income (loss)		(2,183,739)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,173,183
Foreign currency transactions	(11,268)
Total net realized gain (loss)		15,161,915
Change in net unrealized appreciation (depreciation) on: Investment securities	61,718,157
Assets and liabilities in foreign currencies	(20,840)
Total change in net unrealized appreciation (depreciation)		61,697,317
Net gain (loss)		76,859,232
Net increase (decrease) in net assets resulting from operations		$ 74,675,493

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,183,739)	$ 27,851,224
Net realized gain (loss)	15,161,915	124,444,208
Change in net unrealized appreciation (depreciation)	61,697,317	(389,938,389)
Net increase (decrease) in net assets resulting from operations	74,675,493	(237,642,957)
Distributions to shareholders from net investment income	(15,687,379)	(25,544,611)
Distributions to shareholders from net realized gain	(18,721,345)	(1,707,007)
Total distributions	(34,408,724)	(27,251,618)
Share transactions - net increase (decrease)	(127,245,038)	(353,944,406)
Redemption fees	122,210	551,160
Total increase (decrease) in net assets	(86,856,059)	(618,287,821)

Net Assets
Beginning of period	1,544,237,471	2,162,525,292
End of period (including accumulated net investment loss of $2,281,879 and undistributed net investment income of $15,589,239, respectively)	$ 1,457,381,412	$ 1,544,237,471

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 27.28	$ 31.61	$ 26.47	$ 16.67	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.08) H	.33	.25	.30	.28
Net realized and unrealized gain (loss)	1.49	(4.33)	5.15	9.63	(12.91)
Total from investment operations	1.41	(4.00)	5.40	9.93	(12.63)
Distributions from net investment income	(.19)	(.31)	(.20)	(.16)	-
Distributions from net realized gain	(.34)	(.03)	(.07)	-	-
Total distributions	(.53)	(.34)	(.27)	(.16)	-
Redemption fees added to paid in capital E	- K	.01	.01	.03	.02
Net asset value, end of period	$ 28.16	$ 27.28	$ 31.61	$ 26.47	$ 16.67
Total Return B,C,D	5.32%	(12.79)%	20.54%	60.41%	(43.07)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.36% A	1.37%	1.38%	1.39%	1.44% A
Expenses net of fee waivers, if any	1.36% A	1.37%	1.38%	1.39%	1.44% A
Expenses net of all reductions	1.28% A	1.31%	1.31%	1.31%	1.30% A
Net investment income (loss)	(.60)% A,H	1.07%	.91%	1.27%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,051	$ 14,808	$ 16,047	$ 11,842	$ 340
Portfolio turnover rate G	103% A	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.82)%. I For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 27.13	$ 31.48	$ 26.40	$ 16.65	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.12) H	.25	.18	.23	.26
Net realized and unrealized gain (loss)	1.48	(4.32)	5.13	9.64	(12.91)
Total from investment operations	1.36	(4.07)	5.31	9.87	(12.65)
Distributions from net investment income	(.08)	(.27)	(.18)	(.14)	-
Distributions from net realized gain	(.34)	(.03)	(.07)	-	-
Total distributions	(.42)	(.29) L	(.24) M	(.14)	-
Redemption fees added to paid in capital E	- K	.01	.01	.02	.02
Net asset value, end of period	$ 28.07	$ 27.13	$ 31.48	$ 26.40	$ 16.65
Total Return B,C,D	5.15%	(13.04)%	20.27%	59.92%	(43.14)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.63% A	1.63%	1.64%	1.66%	1.68% A
Expenses net of fee waivers, if any	1.63% A	1.63%	1.64%	1.66%	1.68% A
Expenses net of all reductions	1.55% A	1.57%	1.58%	1.58%	1.53% A
Net investment income (loss)	(.87)% A,H	.81%	.64%	1.00%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,929	$ 5,281	$ 6,070	$ 3,139	$ 107
Portfolio turnover rate G	103% A	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%. I For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.29 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.025 per share. M Total distributions of $.24 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 26.94	$ 31.23	$ 26.28	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.18) H	.10	.04	.12	.20
Net realized and unrealized gain (loss)	1.47	(4.29)	5.09	9.63	(12.89)
Total from investment operations	1.29	(4.19)	5.13	9.75	(12.69)
Distributions from net investment income	-	(.08)	(.12)	(.10)	-
Distributions from net realized gain	(.34)	(.03)	(.07)	-	-
Total distributions	(.34)	(.11)	(.19)	(.10)	-
Redemption fees added to paid in capital E	- K	.01	.01	.02	.02
Net asset value, end of period	$ 27.89	$ 26.94	$ 31.23	$ 26.28	$ 16.61
Total Return B,C,D	4.88%	(13.45)%	19.63%	59.16%	(43.27)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.11% A	2.12%	2.14%	2.15%	2.17% A
Expenses net of fee waivers, if any	2.11% A	2.12%	2.14%	2.15%	2.17% A
Expenses net of all reductions	2.03% A	2.06%	2.08%	2.06%	2.02% A
Net investment income (loss)	(1.35)% A,H	.32%	.14%	.51%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,767	$ 1,801	$ 2,496	$ 1,915	$ 155
Portfolio turnover rate G	103% A	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.57)%. I For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 26.86	$ 31.19	$ 26.25	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.18) H	.10	.04	.12	.20
Net realized and unrealized gain (loss)	1.47	(4.28)	5.09	9.62	(12.89)
Total from investment operations	1.29	(4.18)	5.13	9.74	(12.69)
Distributions from net investment income	-	(.13)	(.13)	(.12)	-
Distributions from net realized gain	(.34)	(.03)	(.07)	-	-
Total distributions	(.34)	(.16)	(.20)	(.12)	-
Redemption fees added to paid in capital E	- K	.01	.01	.02	.02
Net asset value, end of period	$ 27.81	$ 26.86	$ 31.19	$ 26.25	$ 16.61
Total Return B,C,D	4.90%	(13.46)%	19.66%	59.18%	(43.27)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.11% A	2.12%	2.14%	2.15%	2.13% A
Expenses net of fee waivers, if any	2.11% A	2.12%	2.14%	2.15%	2.13% A
Expenses net of all reductions	2.03% A	2.06%	2.07%	2.07%	1.98% A
Net investment income (loss)	(1.35)% A,H	.32%	.15%	.51%	1.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,307	$ 5,230	$ 5,938	$ 3,806	$ 233
Portfolio turnover rate G	103% A	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.57)%. I For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - China Region

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 27.49	$ 31.81	$ 26.55	$ 16.69	$ 41.52	$ 22.94
Income from Investment Operations
Net investment income (loss) D	(.04) G	.44	.34	.33	.39	.46
Net realized and unrealized gain (loss)	1.49	(4.37)	5.18	9.68	(20.42)	18.58
Total from investment operations	1.45	(3.93)	5.52	10.01	(20.03)	19.04
Distributions from net investment income	(.29)	(.38)	(.21)	(.17)	(.32)	(.29)
Distributions from net realized gain	(.34)	(.03)	(.07)	-	(4.53)	(.20)
Total distributions	(.63)	(.40) J	(.27) K	(.17)	(4.85)	(.49)
Redemption fees added to paid in capital D	- I	.01	.01	.02	.05	.03
Net asset value, end of period	$ 28.31	$ 27.49	$ 31.81	$ 26.55	$ 16.69	$ 41.52
Total Return B,C	5.45%	(12.52)%	20.97%	60.77%	(53.75)%	84.73%
Ratios to Average Net Assets E,H
Expenses before reductions	1.04% A	1.04%	1.06%	1.12%	1.11%	1.08%
Expenses net of fee waivers, if any	1.04% A	1.04%	1.06%	1.12%	1.11%	1.08%
Expenses net of all reductions	.97% A	.98%	1.00%	1.03%	.96%	.92%
Net investment income (loss)	(.29)% A,G	1.40%	1.22%	1.54%	1.45%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,428,415	$ 1,515,084	$ 2,130,070	$ 2,138,141	$ 740,289	$ 2,044,527
Portfolio turnover rate F	103% A	87%	57%	88%	133%	173%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.40 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.025 per share. K Total distributions of $.27 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.065 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 27.46	$ 31.79	$ 26.55	$ 16.70	$ 29.28
Income from Investment Operations
Net investment income (loss) D	(.04) G	.43	.33	.37	.34
Net realized and unrealized gain (loss)	1.50	(4.37)	5.18	9.64	(12.94)
Total from investment operations	1.46	(3.94)	5.51	10.01	(12.60)
Distributions from net investment income	(.31)	(.37)	(.22)	(.18)	-
Distributions from net realized gain	(.34)	(.03)	(.07)	-	-
Total distributions	(.65)	(.40)	(.28) K	(.18)	-
Redemption fees added to paid in capital D	- J	.01	.01	.02	.02
Net asset value, end of period	$ 28.27	$ 27.46	$ 31.79	$ 26.55	$ 16.70
Total Return B,C	5.49%	(12.56)%	20.92%	60.78%	(42.96)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.04% A	1.06%	1.11%	1.08%	1.05% A
Expenses net of fee waivers, if any	1.04% A	1.06%	1.11%	1.08%	1.05% A
Expenses net of all reductions	.97% A	1.01%	1.04%	1.00%	.91% A
Net investment income (loss)	(.28)% A,G	1.38%	1.18%	1.58%	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,914	$ 2,034	$ 1,904	$ 1,684	$ 60
Portfolio turnover rate F	103% A	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51)%. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.28 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, China Region and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 262,575,270
Gross unrealized depreciation	(32,544,335)
Net unrealized appreciation (depreciation) on securities and other investments	$ 230,030,935

Tax cost	$ 1,225,838,133

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $758,847,178 and $914,561,745, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 18,490	$ 324
Class T	.25%	.25%	12,238	-
Class B	.75%	.25%	8,773	6,611
Class C	.75%	.25%	25,716	4,698
			$ 65,217	$ 11,633

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,883
Class T	2,208
Class B*	1,938
Class C*	462
$ 13,491

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 22,193.30
Class T	7,945.32
Class B	2,634.30
Class C	7,713.30
China Region	1,724,255.24
Institutional Class	2,118.24
	$ 1,766,858

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $950 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,930,857.35%		$ 1,008

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,230 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $106,851. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $573,828 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $528.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 100,983	$ 172,777
Class T	14,853	55,512
Class B	-	6,583
Class C	-	25,937
China Region	15,549,167	25,262,487
Institutional Class	22,376	21,315
Total	$ 15,687,379	$ 25,544,611
From net realized gain
Class A	$ 182,091	$ 13,756
Class T	60,664	5,178
Class B	21,876	2,007
Class C	65,490	4,950
China Region	18,366,435	1,679,687
Institutional Class	24,789	1,429
Total	$ 18,721,345	$ 1,707,007

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	87,632	281,861	$ 2,399,273	$ 8,932,867
Reinvestment of distributions	10,227	5,327	266,217	172,528
Shares redeemed	(106,136)	(251,952)	(2,865,789)	(7,835,006)
Net increase (decrease)	(8,277)	35,236	$ (200,299)	$ 1,270,389
Class T
Shares sold	28,375	75,956	$ 765,549	$ 2,390,903
Reinvestment of distributions	2,834	1,832	73,623	59,161
Shares redeemed	(50,301)	(75,948)	(1,355,022)	(2,353,550)
Net increase (decrease)	(19,092)	1,840	$ (515,850)	$ 96,514
Class B
Shares sold	3,936	8,058	$ 108,853	$ 255,784
Reinvestment of distributions	760	239	19,651	7,684
Shares redeemed	(8,230)	(21,353)	(223,123)	(653,889)
Net increase (decrease)	(3,534)	(13,056)	$ (94,619)	$ (390,421)
Class C
Shares sold	24,796	88,544	$ 674,343	$ 2,766,692
Reinvestment of distributions	2,380	892	61,380	28,631
Shares redeemed	(31,073)	(85,136)	(825,641)	(2,585,147)
Net increase (decrease)	(3,897)	4,300	$ (89,918)	$ 210,176

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
China Region
Shares sold	3,830,797	12,355,142	$ 105,708,910	$ 393,844,409
Reinvestment of distributions	1,245,751	794,988	32,563,934	25,868,885
Shares redeemed	(9,744,690)	(24,993,159)	(264,468,683)	(775,253,396)
Net increase (decrease)	(4,668,142)	(11,843,029)	$ (126,195,839)	$ (355,540,102)
Institutional Class
Shares sold	16,898	53,728	$ 466,289	$ 1,636,945
Reinvestment of distributions	1,708	607	44,574	19,735
Shares redeemed	(24,982)	(40,146)	(659,376)	(1,247,642)
Net increase (decrease)	(6,376)	14,189	$ (148,513)	$ 409,038

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Emerging Asia Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Emerging Asia	.84%
Actual		$ 1,000.00	$ 1,060.40	$ 4.30
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.22

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Asia Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
Korea (South)	23.7%
Hong Kong	16.1%
China	14.2%
Taiwan	11.0%
India	7.9%
Thailand	6.3%
Indonesia	5.6%
Singapore	4.7%
Cayman Islands	3.5%
Other	7.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
Korea (South)	25.6%
Hong Kong	18.2%
China	11.8%
Taiwan	10.8%
India	8.0%
Thailand	6.6%
Singapore	5.8%
Cayman Islands	3.4%
Indonesia	3.3%
Other	6.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.6	98.8
Short-Term Investments and Net Other Assets (Liabilities)	0.4	1.2
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	7.6	5.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	4.3	3.9
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	3.0	3.3
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	2.5	2.3
CNOOC Ltd. (Hong Kong, Oil, Gas & Consumable Fuels)	2.2	2.6
Hyundai Motor Co. (Korea (South), Automobiles)	2.0	0.7
China Petroleum & Chemical Corp. (H Shares) (China, Oil, Gas & Consumable Fuels)	2.0	1.0
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.9	1.8
AIA Group Ltd. (Hong Kong, Insurance)	1.8	1.5
Power Assets Holdings Ltd. (Hong Kong, Electric Utilities)	1.5	1.9
	28.8
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.2	29.4
Information Technology	21.7	17.2
Industrials	9.2	10.3
Consumer Discretionary	9.1	10.4
Telecommunication Services	7.9	6.7
Energy	7.4	7.3
Materials	7.3	8.6
Consumer Staples	4.9	5.0
Utilities	3.0	3.6
Health Care	0.9	0.3

Semiannual Report

Fidelity Emerging Asia Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Australia - 0.4%
Origin Energy Ltd.	247,303	$ 3,416,474
Spark Infrastructure Group unit	1,383,201	2,089,578
TOTAL AUSTRALIA		5,506,052
Bermuda - 1.2%
Cheung Kong Infrastructure Holdings Ltd.	954,000	5,662,287
Giordano International Ltd.	2,932,000	2,558,388
Jardine Matheson Holdings Ltd.	66,000	3,276,900
Kunlun Energy Co. Ltd.	2,358,000	4,157,610
Man Wah Holdings Ltd.	2,042,800	1,063,705
TOTAL BERMUDA		16,718,890
Cayman Islands - 3.5%
AirMedia Group, Inc. ADR (a)	489,500	1,395,075
ASM Pacific Technology Ltd.	358,100	4,850,884
Baidu.com, Inc. sponsored ADR (a)	30,100	3,994,270
Bosideng International Holdings Ltd.	5,884,000	1,698,770
Changyou.com Ltd. (A Shares) ADR (a)	48,200	1,167,404
China Lodging Group Ltd. ADR (a)(d)	120,000	1,527,600
China Metal Recycling (Holdings) Ltd.	4,081,200	4,681,572
Country Garden Holdings Co. Ltd.	10,434,000	4,532,049
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	23,900	567,864
International Taifeng Holdings Ltd.	6,142,000	1,899,918
Kingboard Laminates Holdings Ltd.	1,319,000	615,414
LDK Solar Co. Ltd. sponsored ADR (a)(d)	117,100	372,378
Lee & Man Paper Manufacturing Ltd.	5,725,000	2,685,905
Microport Scientific Corp.	2,018,000	951,954
NVC Lighting Holdings Ltd.	764,000	277,687
Qihoo 360 Technology Co. Ltd. ADR (a)	67,700	1,663,389
Samson Holding Ltd.	3,745,000	497,168
Sands China Ltd.	2,340,000	9,198,765
SOHO China Ltd.	6,143,500	4,774,710
Spreadtrum Communications, Inc. ADR (d)	92,900	1,282,020
Youyuan International Holdings Ltd.	7,891,000	1,962,923
TOTAL CAYMAN ISLANDS		50,597,719
China - 14.2%
Agricultural Bank China Ltd. (H Shares)	17,021,000	8,095,157
Angang Steel Co. Ltd. (H Shares)	2,214,000	1,515,256
China CITIC Bank Corp. Ltd. (H Shares)	16,267,000	10,357,341
China Communications Construction Co. Ltd. (H Shares)	14,917,000	14,996,501
China Communications Services Corp. Ltd. (H Shares)	21,868,000	11,245,941
China Construction Bank Corp. (H Shares)	46,164,000	35,938,025
China Eastern Airlines Corp. Ltd. (H Shares) (a)	7,512,000	2,507,663
China Merchants Bank Co. Ltd. (H Shares)	5,824,500	12,641,965

	Shares	Value
China Minsheng Banking Corp. Ltd. (H Shares)	16,411,500	$ 17,027,779
China Petroleum & Chemical Corp. (H Shares)	27,384,000	29,084,844
China Ship Container Lines Co. Ltd. (H Shares) (a)	7,382,000	2,407,179
China Southern Airlines Ltd. (H Shares) (a)	14,178,000	6,377,555
China Suntien Green Energy Corp. Ltd. (H Shares)	3,361,000	654,123
Dongfeng Motor Group Co. Ltd. (H Shares)	5,202,000	10,258,305
Harbin Power Equipment Co. Ltd. (H Shares)	5,892,000	6,143,631
Industrial & Commercial Bank of China Ltd. (H Shares)	42,486,000	28,365,435
Metallurgical Corp. China Ltd. (H Shares)	7,230,000	1,612,123
Shanghai Jin Jiang International Hotel Co. Ltd. (H Shares)	10,638,000	1,563,071
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	11,772,000	4,096,641
Weichai Power Co. Ltd. (H Shares)	516,000	2,430,809
TOTAL CHINA		207,319,344
Hong Kong - 16.1%
AIA Group Ltd.	7,304,000	25,982,665
Cathay Pacific Airways Ltd.	6,296,000	10,679,095
China Insurance International Holdings Co. Ltd. (a)	2,866,400	5,977,632
China Mobile Ltd.	4,021,500	44,491,960
China Unicom Ltd.	6,244,000	10,920,611
Citic Pacific Ltd.	3,705,000	6,102,853
CNOOC Ltd.	15,423,000	32,591,092
Henderson Land Development Co. Ltd.	1,150,000	6,551,397
HKT Trust / HKT Ltd. unit	2,836,826	2,204,773
Lenovo Group Ltd.	10,516,000	10,111,213
New World Development Co. Ltd.	11,760,889	14,658,194
PCCW Ltd.	31,390,000	11,692,382
Power Assets Holdings Ltd.	2,911,500	21,764,998
Sino-Ocean Land Holdings Ltd.	4,189,000	1,954,487
Sinotruk Hong Kong Ltd.	11,635,500	7,093,491
Sun Hung Kai Properties Ltd.	1,774,000	21,401,455
Techtronic Industries Co. Ltd.	1,362,500	1,645,470
TOTAL HONG KONG		235,823,768
India - 7.9%
Aditya Birla Nuvo Ltd.	98,777	1,739,030
Apollo Tyres Ltd.	2,272,412	3,900,618
Axis Bank Ltd.	524,800	11,030,616
Canara Bank	779,176	6,459,475
Chennai Petroleum Corp. Ltd.	169,531	483,501
Deccan Chronicle Holdings Ltd. (a)	1,469,203	1,114,491
Dena Bank	1,152,618	2,038,666
Exide Industries Ltd.	577,199	1,417,105
Gateway Distriparks Ltd.	711,052	2,041,414
Grasim Industries Ltd.	161,348	8,423,606
Common Stocks - continued
	Shares	Value
India - continued
HCL Infosystems Ltd.	1,248,955	$ 1,057,693
Hindalco Industries Ltd.	2,573,586	5,900,703
Hindustan Unilever Ltd.	980,717	7,776,463
Housing Development and Infrastructure Ltd. (a)	519,492	794,552
ICSA (India) Ltd.	492,574	174,901
Indian Overseas Bank	1,870,851	3,101,211
Ipca Laboratories Ltd.	240,900	1,653,343
Jubilant Life Sciences Ltd.	404,375	1,390,147
NIIT Technologies Ltd.	308,873	1,529,850
Page Industries Ltd.	13,021	773,422
Piramal Healthcare Ltd.	328,553	2,732,171
Polaris Financial Technology Ltd.	400,568	997,902
Ranbaxy Laboratories Ltd.	242,538	2,316,004
Reliance Infrastructure Ltd.	151,165	1,514,664
Rolta India Ltd.	809,600	1,345,875
SREI Infrastructure Finance Ltd.	4,763,674	2,329,149
Strides Arcolab Ltd.	114,760	1,466,178
Syndicate Bank	706,746	1,396,986
Tata Chemicals Ltd.	185,034	1,181,386
Tata Consultancy Services Ltd.	680,458	16,106,692
Tata Motors Ltd. Class A	3,921,446	13,469,849
Tata Steel Ltd.	761,099	6,700,533
Tech Mahindra Ltd.	125,146	1,667,544
TOTAL INDIA		116,025,740
Indonesia - 5.6%
PT Astra International Tbk	1,757,500	13,577,334
PT Bank Mandiri (Persero) Tbk	14,262,000	11,483,466
PT Bank Rakyat Indonesia Tbk	24,507,000	17,732,608
PT BISI International Tbk	6,945,000	634,764
PT Global Mediacom Tbk	15,208,500	2,746,979
PT Gudang Garam Tbk	909,000	5,855,263
PT Indosat Tbk	2,258,500	1,191,853
PT Media Nusantara Citra Tbk	2,771,000	678,391
PT Telkomunikasi Indonesia Tbk Series B	12,091,000	11,148,711
PT Tower Bersama Infrastructure Tbk	7,908,000	2,624,384
PT Unilever Indonesia Tbk	3,131,000	6,762,455
PT United Tractors Tbk	2,011,500	6,478,472
PT XL Axiata Tbk	2,789,000	1,638,714
TOTAL INDONESIA		82,553,394
Korea (South) - 23.7%
BS Financial Group, Inc.	1,295,800	13,357,878
Cheil Worldwide, Inc.	270,030	4,707,083
Chong Kun Dang Pharmaceutical Corp.	116,860	1,644,132
CJ CheilJedang Corp.	22,509	7,449,059
Daewoo Securities Co. Ltd.	198,180	2,016,653
DGB Financial Group Co. Ltd.	343,740	4,030,134
Dongbu Insurance Co. Ltd.	152,620	6,104,126
Doosan Co. Ltd.	51,129	6,243,383
Hana Financial Group, Inc.	518,550	17,826,055

	Shares	Value
Hanjin Shipping Co. Ltd.	102,310	$ 1,407,739
Hotel Shilla Co.	91,230	4,270,384
Hyundai Department Store Co. Ltd.	64,296	9,074,406
Hyundai Fire & Marine Insurance Co. Ltd.	84,140	2,159,107
Hyundai Heavy Industries Co. Ltd.	35,344	8,850,661
Hyundai Merchant Marine Co. Ltd.	77,070	1,960,635
Hyundai Motor Co.	122,618	29,132,121
ICD Co. Ltd.	64,184	1,303,416
Industrial Bank of Korea	367,380	4,063,489
Korea Electric Power Corp. (a)	356,820	6,845,224
Korean Air Lines Co. Ltd.	50,724	1,997,317
LG International Corp.	127,585	5,227,020
LIG Non-Life Insurance Co. Ltd.	67,590	1,405,477
Lotte Samkang Co. Ltd.	11,519	4,912,871
Lotte Shopping Co. Ltd.	17,033	5,290,197
Nong Shim Co. Ltd.	8,723	1,748,267
OCI Co. Ltd.	23,353	4,422,115
Orion Corp.	5,825	4,628,559
Poongsan Corp.	39,928	1,063,451
POSCO	62,530	20,714,848
Samsung Electronics Co. Ltd.	90,864	111,758,407
Samsung Fire & Marine Insurance Co. Ltd.	70,736	13,519,724
Samsung Heavy Industries Ltd.	429,430	15,845,357
SK Chemicals Co. Ltd.	120,416	5,998,825
SK Energy Co. Ltd.	66,113	9,243,097
SK Holdings Co. Ltd.	34,214	3,678,356
Sungwoo Hitech Co. Ltd.	314,250	3,545,349
TOTAL KOREA (SOUTH)		347,444,922
Malaysia - 0.5%
Genting Malaysia Bhd	4,728,500	6,001,468
Glomac Bhd	6,305,100	1,740,128
TOTAL MALAYSIA		7,741,596
Mauritius - 0.4%
Golden Agri-Resources Ltd.	9,539,000	5,664,901
Philippines - 1.0%
BDO Unibank, Inc.	3,020,010	4,741,484
Globe Telecom, Inc.	83,850	2,231,227
Manila Water Co., Inc.	8,612,800	5,045,326
PUREGOLD Price Club, Inc.	1,732,500	994,344
Security Bank Corp.	546,360	1,852,946
TOTAL PHILIPPINES		14,865,327
Singapore - 4.7%
Avago Technologies Ltd.	117,500	4,051,400
CapitaMall Trust	4,446,000	6,466,125
China Minzhong Food Corp. Ltd. (a)	934,000	633,911
City Developments Ltd.	1,083,000	8,872,961
DBS Group Holdings Ltd.	1,302,000	14,685,832
First Resources Ltd.	3,143,000	4,774,242
Keppel Corp. Ltd.	1,274,900	11,382,576
Common Stocks - continued
	Shares	Value
Singapore - continued
Mapletree Industrial (REIT)	1,722,000	$ 1,572,222
Mapletree Logistics Trust (REIT)	5,256,000	4,161,823
Olam International Ltd.	2,476,000	4,541,284
UOL Group Ltd.	1,388,000	5,069,091
Yanlord Land Group Ltd.	2,832,000	2,654,321
TOTAL SINGAPORE		68,865,788
Taiwan - 11.0%
Advanced Semiconductor Engineering, Inc.	9,809,000	9,881,978
Asia Cement Corp.	7,655,100	9,229,181
Chicony Electronics Co. Ltd.	4,001,000	7,822,226
Chipbond Technology Corp.	1,029,000	1,397,647
Compal Electronics, Inc.	9,071,000	10,453,974
EVA Airways Corp.	6,341,100	3,817,057
Formosa Plastics Corp.	3,735,000	10,632,996
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,210,700	19,683,371
Insyde Software Corp.	526,928	2,439,900
Lite-On Technology Corp.	2,499,000	3,055,714
Lung Yen Life Service Co. Ltd.	149,000	452,801
Macronix International Co. Ltd.	5,238,000	1,731,927
Taichung Commercial Bank Co. Ltd.	94,470	29,681
Taiwan Semiconductor Manufacturing Co. Ltd.	21,108,192	62,502,626
United Microelectronics Corp.	9,933,000	5,205,221
Wistron Corp.	7,861,170	11,823,437
Yang Ming Marine Transport Corp.	3,673,000	1,562,175
TOTAL TAIWAN		161,721,912
Thailand - 6.3%
Advanced Info Service PCL (For. Reg.)	1,769,300	10,527,781
Banpu PCL:
(For. Reg.)	147,600	2,668,366
NVDR unit	642,900	11,622,578
Charoen Pokphand Foods PCL (For. Reg.)	6,098,100	8,079,908
LPN Development PCL unit	15,342,100	8,630,087
PTT Global Chemical PCL (For. Reg.)	4,957,138	11,081,230
PTT PCL (For. Reg.)	1,382,800	15,781,590
Siam Commercial Bank PCL (For. Reg.)	1,910,000	9,626,077
Siam Makro PCL (For. Reg.)	243,700	3,034,859
Thai Union Frozen Products PCL:
rights 5/18/12 (a)	323,040	238,958
(For. Reg.)	1,615,200	3,820,706
NVDR	823,700	1,948,437

	Shares	Value
NVDR rights 5/18/12 (a)	164,740	$ 121,861
Total Access Communication PCL unit	1,890,500	5,071,249
TOTAL THAILAND		92,253,687
United Kingdom - 1.5%
HSBC Holdings PLC (Hong Kong)	1,845,089	16,683,948
Standard Chartered PLC (Hong Kong)	153,550	3,789,941
Vedanta Resources PLC	64,300	1,270,126
TOTAL UNITED KINGDOM		21,744,015
United States of America - 1.6%
China Natural Gas, Inc. (a)(d)	84,700	135,520
Citigroup, Inc.	109,100	3,604,664
Cognizant Technology Solutions Corp. Class A (a)	197,400	14,473,368
Cree, Inc. (a)	24,900	769,410
Freeport-McMoRan Copper & Gold, Inc.	84,000	3,217,200
Zhongpin, Inc. (a)	177,700	1,677,488
TOTAL UNITED STATES OF AMERICA		23,877,650
TOTAL COMMON STOCKS (Cost $1,376,533,094)		1,458,724,705
Money Market Funds - 0.1%

Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c) (Cost $2,464,575)	2,464,575	2,464,575
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,378,997,669)		1,461,189,280
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,729,547
NET ASSETS - 100%		$ 1,464,918,827
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,286
Fidelity Securities Lending Cash Central Fund	270,541
Total	$ 276,827
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 133,573,296	$ 133,573,296	$ -	$ -
Consumer Staples	75,576,287	75,215,468	360,819	-
Energy	109,703,275	48,027,339	61,675,936	-
Financials	413,288,994	396,605,046	16,683,948	-
Health Care	12,153,929	12,153,929	-	-
Industrials	136,311,793	136,311,793	-	-
Information Technology	315,291,451	237,701,626	77,589,825	-
Materials	104,778,497	75,640,043	29,138,454	-
Telecommunication Services	114,989,586	48,428,304	66,561,282	-
Utilities	43,057,597	36,212,373	6,845,224	-
Money Market Funds	2,464,575	2,464,575	-	-
Total Investments in Securities:	$ 1,461,189,280	$ 1,202,333,792	$ 258,855,488	$ -
Transfers from Level 2 to Level 1 during the period were $785,773,347.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,176,062
Total Realized Gain (Loss)	(10,630,854)
Total Unrealized Gain (Loss)	9,435,273
Cost of Purchases	-
Proceeds of Sales	(817,857)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(162,624)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Asia Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,334,497) - See accompanying schedule: Unaffiliated issuers (cost $1,376,533,094)	$ 1,458,724,705
Fidelity Central Funds (cost $2,464,575)	2,464,575
Total Investments (cost $1,378,997,669)		$ 1,461,189,280
Foreign currency held at value (cost $327,496)		328,170
Receivable for investments sold		8,165,922
Receivable for fund shares sold		1,028,609
Dividends receivable		3,336,255
Distributions receivable from Fidelity Central Funds		42,650
Prepaid expenses		1,661
Other receivables		581,754
Total assets		1,474,674,301

Liabilities
Payable to custodian bank	$ 2,772,072
Payable for fund shares redeemed	3,175,234
Accrued management fee	701,135
Other affiliated payables	340,133
Other payables and accrued expenses	302,325
Collateral on securities loaned, at value	2,464,575
Total liabilities		9,755,474

Net Assets		$ 1,464,918,827
Net Assets consist of:
Paid in capital		$ 1,661,155,395
Undistributed net investment income		1,738,044
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(280,081,467)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		82,106,855
Net Assets for 51,536,816 shares outstanding		$ 1,464,918,827

Net Asset Value, offering price and redemption price per share ($1,464,918,827 ÷ 51,536,816 shares)		$ 28.42

Statement of Operations

	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 12,349,554
Interest		16
Income from Fidelity Central Funds		276,827
Income before foreign taxes withheld		12,626,397
Less foreign taxes withheld		(1,129,665)
Total income		11,496,732

Expenses
Management fee Basic fee	$ 5,246,752
Performance adjustment	(1,561,217)
Transfer agent fees	1,711,388
Accounting and security lending fees	333,628
Custodian fees and expenses	385,718
Independent trustees' compensation	4,562
Registration fees	27,277
Audit	55,687
Legal	3,362
Interest	1,070
Miscellaneous	7,825
Total expenses before reductions	6,216,052
Expense reductions	(189,064)	6,026,988
Net investment income (loss)		5,469,744
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,508,371)
Foreign currency transactions	(164,939)
Total net realized gain (loss)		(10,673,310)
Change in net unrealized appreciation (depreciation) on: Investment securities	89,849,136
Assets and liabilities in foreign currencies	(22,486)
Total change in net unrealized appreciation (depreciation)		89,826,650
Net gain (loss)		79,153,340
Net increase (decrease) in net assets resulting from operations		$ 84,623,084

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,469,744	$ 29,557,978
Net realized gain (loss)	(10,673,310)	145,863,376
Change in net unrealized appreciation (depreciation)	89,826,650	(283,641,613)
Net increase (decrease) in net assets resulting from operations	84,623,084	(108,220,259)
Distributions to shareholders from net investment income	(28,292,736)	(28,179,915)
Distributions to shareholders from net realized gain	-	(6,100,808)
Total distributions	(28,292,736)	(34,280,723)
Share transactions
Proceeds from sale of shares	104,190,168	468,544,331
Reinvestment of distributions	26,918,231	32,690,177
Cost of shares redeemed	(248,249,924)	(551,098,679)
Net increase (decrease) in net assets resulting from share transactions	(117,141,525)	(49,864,171)
Redemption fees	94,788	438,078
Total increase (decrease) in net assets	(60,716,389)	(191,927,075)

Net Assets
Beginning of period	1,525,635,216	1,717,562,291
End of period (including undistributed net investment income of $1,738,044 and undistributed net investment income of $24,561,036, respectively)	$ 1,464,918,827	$ 1,525,635,216
Other Information
Shares
Sold	3,788,238	15,394,610
Issued in reinvestment of distributions	1,017,318	1,090,764
Redeemed	(9,111,297)	(18,480,637)
Net increase (decrease)	(4,305,741)	(1,995,263)

Financial Highlights - Emerging Asia

	Six months ended April 30, 2102	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 27.32	$ 29.70	$ 23.98	$ 18.50	$ 49.39	$ 25.59
Income from Investment Operations
Net investment income (loss) D	.10	.50	.39	.58 G	.44	.33
Net realized and unrealized gain (loss)	1.51	(2.30)	6.16	5.09	(28.21)	24.95
Total from investment operations	1.61	(1.80)	6.55	5.67	(27.77)	25.28
Distributions from net investment income	(.51)	(.49)	(.43)	(.20)	(.28)	(.23)
Distributions from net realized gain	-	(.11)	(.40)	-	(2.89)	(1.29)
Total distributions	(.51)	(.59) J	(.83)	(.20)	(3.17)	(1.52)
Redemption fees added to paid in capital D	- I	.01	- I	.01	.05	.04
Net asset value, end of period	$ 28.42	$ 27.32	$ 29.70	$ 23.98	$ 18.50	$ 49.39
Total Return B, C	6.04%	(6.20)%	27.93%	31.08%	(59.64)%	104.22%
Ratios to Average Net Assets E, H
Expenses before reductions	.84% A	.82%	.78%	1.14%	1.18%	1.08%
Expenses net of fee waivers, if any	.84% A	.82%	.78%	1.14%	1.18%	1.08%
Expenses net of all reductions	.81% A	.78%	.74%	.99%	1.04%	.98%
Net investment income (loss)	.74% A	1.68%	1.50%	2.86% G	1.34%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,464,919	$ 1,525,635	$ 1,717,562	$ 1,736,852	$ 1,605,632	$ 6,293,936
Portfolio turnover rate F	78% A	115%	105%	220%	147%	72%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.09%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. IAmount represents less than $.01 per share. JTotal distributions of $.59 per share is comprised of distributions from net investment income of $.485 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Emerging Asia Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investment in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs)and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the foreign currency transactions, passive foreign investment companies (PFIC), futures transactions, certain foreign taxes, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 181,372,840
Gross unrealized depreciation	(100,551,036)
Net unrealized appreciation (depreciation) on securities and other investments	$ 80,821,804

Tax cost	$ 1,380,367,476

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (266,190,956)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $578,297,791 and $706,163,015, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $214 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,679,706.35%		$ 1,070

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,226 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $270,541. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $189,064 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Emerging Markets Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Emerging Markets	1.09%
Actual		$ 1,000.00	$ 1,046.80	$ 5.55
Hypothetical A		$ 1,000.00	$ 1,019.44	$ 5.47
Class K	.88%
Actual		$ 1,000.00	$ 1,048.20	$ 4.48
Hypothetical A		$ 1,000.00	$ 1,020.49	$ 4.42

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Markets Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
Korea (South)	20.3%
Brazil	10.8%
Indonesia	7.1%
Taiwan	6.7%
China	6.4%
South Africa	6.2%
Cayman Islands	5.9%
Russia	5.3%
Hong Kong	4.9%
Other	26.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
Korea (South)	20.5%
Brazil	14.8%
China	7.9%
Taiwan	6.7%
Russia	5.9%
Hong Kong	5.6%
Indonesia	5.4%
Thailand	4.3%
India	4.3%
Other	24.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.3	98.2
Bonds	0.1	0.0
Short-Term Investments and Net Other Assets (Liabilities)	0.6	1.8
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	5.1	4.3
Hyundai Motor Co. (Korea (South), Automobiles)	2.0	2.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.6	1.5
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.4	0.0
CNOOC Ltd. (Hong Kong, Oil, Gas & Consumable Fuels)	1.4	1.6
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	1.4	1.2
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.4	2.4
Kia Motors Corp. (Korea (South), Automobiles)	1.1	1.0
Gazprom OAO sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	1.1	0.6
China Minsheng Banking Corp. Ltd. (H Shares) (China, Commercial Banks)	1.0	0.8
	17.5
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.5	23.3
Information Technology	14.6	11.5
Energy	13.8	13.7
Consumer Discretionary	12.7	10.7
Materials	9.5	11.4
Consumer Staples	9.7	5.8
Industrials	8.7	7.7
Telecommunication Services	4.6	9.1
Utilities	3.9	4.1
Health Care	1.4	0.9

Semiannual Report

Fidelity Emerging Markets Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Bailiwick of Guernsey - 0.2%
Chariot Oil & Gas Ltd. (a)(d)	2,673,900	$ 7,681,813
Bailiwick of Jersey - 0.2%
Randgold Resources Ltd. sponsored ADR	81,100	7,230,065
Bermuda - 2.8%
African Minerals Ltd. (a)	1,228,700	10,370,376
Aquarius Platinum Ltd.:
(Australia)	177,781	403,782
(United Kingdom)	1,452,282	3,064,359
Cheung Kong Infrastructure Holdings Ltd.	2,118,000	12,570,989
Credicorp Ltd. (NY Shares)	198,700	26,011,817
Digital China Holdings Ltd. (H Shares)	6,728,000	12,764,612
Great Eagle Holdings Ltd.	2,297,000	6,779,697
Kunlun Energy Co. Ltd.	11,562,000	20,386,041
TOTAL BERMUDA		92,351,673
Brazil - 10.8%
Banco do Brasil SA	1,242,900	15,375,276
Banco Do Est Rio Grande Sul SA	1,799,800	15,598,298
BM&F Bovespa SA	2,592,800	14,581,652
BR Malls Participacoes SA	1,694,400	21,049,441
BR Properties SA	568,900	7,058,461
Brasil Brokers Participacoes SA	714,900	2,445,321
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	103,900	4,886,417
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	750,555	31,508,299
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	568,000	22,301,036
Companhia de Saneamento de Minas Gerais	563,500	13,146,313
Eletropaulo Metropolitana SA (PN-B)	955,000	14,609,448
JBS SA (a)	2,279,300	8,968,208
Klabin SA (PN) (non-vtg.)	2,145,400	10,287,205
Localiza Rent A Car SA	833,100	14,226,270
Marfrig Alimentos SA	1,109,400	6,105,294
MMX Mineracao e Metalicos SA (a)	1,270,200	5,904,033
MMX Mineracao e Metalicos SA (a)	1,693,000	3,614,883
Multiplan Empreendimentos Imobiliarios SA	432,700	10,215,093
Multiplus SA	822,400	17,818,703
OGX Petroleo e Gas Participacoes SA (a)	3,905,100	27,104,096
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR	1,300,807	28,825,883
Tegma Gestao Logistica SA	569,500	8,664,323
Ultrapar Participacoes SA	1,086,100	24,671,789
Vale SA (PN-A) sponsored ADR	997,068	21,566,581
TOTAL BRAZIL		350,532,323

	Shares	Value
British Virgin Islands - 0.7%
Gem Diamonds Ltd. (a)	1,121,442	$ 4,714,350
Mail.ru Group Ltd. GDR (a)(e)	442,500	19,138,125
TOTAL BRITISH VIRGIN ISLANDS		23,852,475
Canada - 0.5%
First Quantum Minerals Ltd.	843,200	17,517,048
Cayman Islands - 5.9%
Baidu.com, Inc. sponsored ADR (a)	143,993	19,107,871
Changyou.com Ltd. (A Shares) ADR (a)	118,000	2,857,960
China Liansu Group Holdings Ltd.	15,932,000	10,020,836
China Metal Recycling (Holdings) Ltd.	9,339,000	10,712,830
China Shanshui Cement Group Ltd.	21,366,000	17,321,588
Country Garden Holdings Co. Ltd.	29,447,000	12,790,420
Eurasia Drilling Co. Ltd. GDR (Reg. S)	484,691	13,813,694
Focus Media Holding Ltd. ADR (d)	253,500	6,056,115
Lee & Man Paper Manufacturing Ltd.	22,485,000	10,548,923
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	992,100	15,397,392
Mongolian Mining Corp. (a)	8,330,500	6,710,655
NetEase.com, Inc. sponsored ADR (a)	260,726	15,726,992
Shanda Games Ltd. sponsored ADR	2,079,105	11,019,257
Shenguan Holdings Group Ltd.	180,000	97,440
Shenzhou International Group Holdings Ltd.	9,502,000	17,880,585
SOHO China Ltd.	13,313,000	10,346,825
Vinda International Holdings Ltd.	6,746,000	12,016,230
TOTAL CAYMAN ISLANDS		192,425,613
Chile - 1.0%
CFR Pharmaceuticals SA	53,035,337	13,239,704
Compania Cervecerias Unidas SA sponsored ADR	158,700	11,366,094
Embotelladora Andina SA:
Class A	1,387,145	6,290,908
Class B	605,273	3,206,662
TOTAL CHILE		34,103,368
China - 6.4%
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	4,977,600	7,429,206
China CITIC Bank Corp. Ltd. (H Shares)	38,405,000	24,452,798
China Communications Construction Co. Ltd. (H Shares)	24,436,000	24,566,233
China Communications Services Corp. Ltd. (H Shares)	38,458,000	19,777,593
China Minsheng Banking Corp. Ltd. (H Shares)	32,109,000	33,314,745
China Petroleum & Chemical Corp.:
(H Shares)	15,184,000	16,127,091
sponsored ADR (H Shares) (d)	91,700	9,671,599
China Ship Container Lines Co. Ltd. (H Shares) (a)	43,765,000	14,271,226
Common Stocks - continued
	Shares	Value
China - continued
China Southern Airlines Ltd. (H Shares) (a)	24,694,000	$ 11,107,868
Great Wall Motor Co. Ltd. (H Shares)	10,309,000	22,269,189
Huadian Power International Corp. Ltd. (H shares) (a)	44,094,000	10,172,937
Yantai Changyu Pioneer Wine Co. (B Shares)	1,485,046	15,695,227
TOTAL CHINA		208,855,712
Colombia - 1.6%
Almacenes Exito SA	671,020	10,889,359
BanColombia SA sponsored ADR	155,600	10,554,348
Ecopetrol SA ADR (d)	467,900	30,273,130
TOTAL COLOMBIA		51,716,837
Czech Republic - 1.0%
Ceske Energeticke Zavody A/S	482,795	19,469,132
Philip Morris CR A/S (d)	21,855	12,695,538
TOTAL CZECH REPUBLIC		32,164,670
Hong Kong - 4.9%
AIA Group Ltd.	3,299,600	11,737,733
China Mobile Ltd.	4,042,600	44,725,400
China Power International Development Ltd.	60,542,000	13,733,564
CNOOC Ltd.	22,139,000	46,782,998
Dah Chong Hong Holdings Ltd.	21,000	22,357
Guangdong Investment Ltd.	22,836,000	16,806,218
Lenovo Group Ltd.	23,500,000	22,595,426
Singamas Container Holdings Ltd.	7,668,000	2,302,777
TOTAL HONG KONG		158,706,473
Hungary - 0.5%
Magyar Telekom PLC	6,996,601	17,636,456
India - 4.4%
Bank of Baroda	1,335,946	19,529,951
Bharat Petroleum Corp. Ltd.	915,306	11,655,748
Hero Motocorp Ltd.	320,726	13,647,831
Hindustan Unilever Ltd.	2,444,064	19,379,876
Housing Development and Infrastructure Ltd. (a)	6,125,946	9,369,505
ITC Ltd.	3,000	13,985
Tata Motors Ltd.	4,863,875	29,091,247
Tata Steel Ltd.	2,508,681	22,085,825
Ultratech Cemco Ltd.	660,375	17,867,053
TOTAL INDIA		142,641,021
Indonesia - 7.1%
PT Adaro Energy Tbk	24,445,500	4,947,351
PT AKR Corporindo Tbk	3,632,000	1,630,161
PT Astra International Tbk	4,024,000	31,086,881
PT Bank Mandiri (Persero) Tbk	23,833,000	19,189,836
PT Bank Rakyat Indonesia Tbk	37,960,000	27,466,839
PT Bank Tabungan Negara Tbk	177,500	26,653

	Shares	Value
PT Bumi Serpong Damai Tbk	79,655,400	$ 12,394,017
PT BW Plantation Tbk	31,248,000	5,236,050
PT Ciputra Development Tbk	98,853,500	8,174,599
PT Gadjah Tunggal Tbk	29,996,500	8,404,437
PT Global Mediacom Tbk	29,695,000	5,363,549
PT Harum Energy Tbk	1,291,500	1,004,758
PT Indocement Tunggal Prakarsa Tbk	8,437,500	16,571,118
PT Media Nusantara Citra Tbk	7,552,000	1,848,866
PT Mitra Adiperkasa Tbk	13,969,500	10,563,954
PT Resource Alam Indonesia Tbk	6,140,500	4,109,033
PT Sampoerna Agro Tbk	8,822,000	3,143,686
PT Semen Gresik (Persero) Tbk	8,401,500	11,106,928
PT Summarecon Agung Tbk	59,840,000	11,264,152
PT Tower Bersama Infrastructure Tbk	59,370,500	19,702,955
PT United Tractors Tbk	5,113,500	16,469,135
PT XL Axiata Tbk	17,320,500	10,176,888
TOTAL INDONESIA		229,881,846
Ireland - 0.1%
Dragon Oil PLC	347,000	3,303,260
Israel - 0.3%
Bezeq Israeli Telecommunication Corp. Ltd.	6,331,100	10,594,435
Kazakhstan - 0.3%
JSC Halyk Bank of Kazakhstan GDR unit (a)	504,100	3,402,675
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	236,800	4,736,000
TOTAL KAZAKHSTAN		8,138,675
Korea (South) - 20.3%
CJ CheilJedang Corp.	65,675	21,734,280
CJ Corp.	1,587	109,673
Daelim Industrial Co.	144,714	13,445,391
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	614,960	17,249,627
Dongbu Insurance Co. Ltd.	348,440	13,936,060
Hana Financial Group, Inc.	767,720	26,391,706
Hi-Mart Co. Ltd.	161,220	8,331,158
Hotel Shilla Co.	413,460	19,353,644
Hyundai Department Store Co. Ltd.	119,218	16,825,815
Hyundai Fire & Marine Insurance Co. Ltd.	624,560	16,026,760
Hyundai Glovis Co. Ltd.	28,418	5,569,816
Hyundai Hysco Co. Ltd.	510,260	18,037,730
Hyundai Motor Co.	273,161	64,898,785
Hyundai Wia Corp.	58,283	8,715,698
Interflex Co. Ltd.	33,672	1,835,368
Kia Motors Corp.	503,736	37,174,285
Korea Investment Holdings Co. Ltd.	383,800	13,244,732
Korean Reinsurance Co.	711,266	8,622,361
KT&G Corp.	141,540	9,718,841
LG Chemical Ltd.	74,138	18,663,656
LIG Non-Life Insurance Co. Ltd.	448,430	9,324,727
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Lotte Samkang Co. Ltd.	17,833	$ 7,605,802
Mando Corp.	34,654	5,550,160
Nong Shim Co. Ltd.	69,723	13,973,907
Orion Corp.	29,978	23,820,593
Paradise Co. Ltd.	1,344,688	11,898,579
Samsung C&T Corp.	161,252	10,958,217
Samsung Electronics Co. Ltd.	135,776	166,998,045
Samsung Heavy Industries Ltd.	753,110	27,788,689
Shinhan Financial Group Co. Ltd.	861,830	30,122,588
Silicon Works Co. Ltd.	56,121	1,405,353
Sung Kwang Bend Co. Ltd.	369,026	7,575,626
TK Corp. (a)	129,394	3,509,281
Woongjin Coway Co. Ltd.	54,320	1,739,971
TOTAL KOREA (SOUTH)		662,156,924
Malaysia - 0.0%
IJM Plantation Bhd	499,200	541,192
Mexico - 1.4%
CEMEX SA de CV sponsored ADR (d)	3,097,726	22,396,559
Genomma Lab Internacional SA de CV (a)	3,605,000	6,358,737
Gruma SAB de CV Series B (a)	2,391,393	6,626,340
Grupo Financiero Banorte SAB de CV Series O	1,794,100	8,690,813
Grupo Modelo SAB de CV Series C	7,900	55,781
TOTAL MEXICO		44,128,230
Nigeria - 0.7%
Guaranty Trust Bank PLC GDR (Reg. S)	3,692,732	21,233,209
Panama - 0.5%
Copa Holdings SA Class A	216,700	17,619,877
Philippines - 1.1%
Globe Telecom, Inc.	28,025	745,738
International Container Terminal Services, Inc.	3,378,300	5,448,225
Manila Water Co., Inc.	6,052,400	3,545,459
Philippine National Bank (a)	7,347,410	13,121,308
Security Bank Corp.	3,522,130	11,945,087
TOTAL PHILIPPINES		34,805,817
Poland - 0.5%
KGHM Polska Miedz SA (Bearer)	342,300	15,068,821
Russia - 4.8%
Cherkizovo Group OJSC GDR (a)	659,316	8,604,074
Gazprom OAO sponsored ADR	2,963,738	33,994,075
Magnit OJSC	80,514	10,141,897
Mobile TeleSystems OJSC sponsored ADR	170,600	3,336,936
NOVATEK OAO GDR (Reg. S)	237,258	30,155,492

	Shares	Value
Sberbank (Savings Bank of the Russian Federation)	14,206,700	$ 45,482,142
Tatneft OAO sponsored ADR	625,800	23,154,600
TOTAL RUSSIA		154,869,216
Singapore - 0.5%
Ezion Holdings Ltd.	6,418,000	4,511,502
First Resources Ltd.	8,361,000	12,700,424
TOTAL SINGAPORE		17,211,926
South Africa - 6.2%
African Bank Investments Ltd.	3,928,562	19,622,607
AVI Ltd.	851,600	5,277,336
Barloworld Ltd.	1,563,000	19,693,237
Capitec Bank Holdings Ltd.	2,800	79,918
Exxaro Resources Ltd.	475,900	12,665,377
Foschini Ltd.	1,353,634	22,412,058
Imperial Holdings Ltd.	1,182,170	25,658,773
Life Healthcare Group Holdings Ltd.	4,962,000	17,148,182
Mpact Ltd.	791,800	1,732,635
Mr Price Group Ltd.	1,220,301	16,504,971
Murray & Roberts Holdings Ltd. (a)	907,318	3,335,076
PSG Group Ltd. (f)	680,622	5,171,607
Sappi Ltd. (a)	3,805,441	13,782,370
Sasol Ltd.	144,700	6,875,581
Sasol Ltd. sponsored ADR	209,771	9,949,439
Tiger Brands Ltd.	593,100	21,732,258
TOTAL SOUTH AFRICA		201,641,425
Taiwan - 6.7%
Advanced Semiconductor Engineering, Inc.	3,461,000	3,486,750
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	2,970,100	15,058,407
ASUSTeK Computer, Inc.	1,709,000	17,292,231
Catcher Technology Co. Ltd.	1,502,000	9,633,819
Chinatrust Financial Holding Co. Ltd.	1,318,311	843,303
Evergreen Marine Corp. (Taiwan)	11,005,000	6,492,403
Formosa Chemicals & Fibre Corp.	10,000	29,052
Hon Hai Precision Industry Co. Ltd. (Foxconn)	14,864,000	47,107,995
HTC Corp.	989,305	15,032,143
Pegatron Corp.	11,597,000	16,825,694
Radiant Opto-Electronics Corp.	1,156,000	4,876,968
Taiwan Semiconductor Manufacturing Co. Ltd.	15,524,447	45,968,821
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	333,300	5,192,814
TECO Electric & Machinery Co. Ltd.	6,741,000	4,947,947
Wistron Corp.	13,919,000	20,934,596
Yang Ming Marine Transport Corp.	6,271,000	2,667,138
Yieh Phui Enterprise Co.	8,120,000	2,799,040
TOTAL TAIWAN		219,189,121
Common Stocks - continued
	Shares	Value
Thailand - 4.1%
Advanced Info Service PCL (For. Reg.)	4,515,400	$ 26,867,768
Asian Property Development PCL (For. Reg.)	35,329,400	7,868,847
Bangkok Expressway PCL (For.Reg.)	13,949,600	10,613,580
Bumrungrad Hospital PCL (For. Reg.)	1,838,900	3,647,306
Charoen Pokphand Foods PCL (For. Reg.)	10,251,600	13,583,245
PTT Global Chemical PCL (For. Reg.)	4,565,118	10,204,905
PTT PCL (For. Reg.)	2,716,500	31,002,812
Siam Commercial Bank PCL (For. Reg.)	5,594,600	28,195,838
Thai Tap Water Supply PCL	14,907,800	3,150,730
TOTAL THAILAND		135,135,031
Turkey - 1.3%
Tekfen Holding A/S	1,622,000	5,908,253
Turkiye Garanti Bankasi A/S	5,701,395	20,962,443
Turkiye Halk Bankasi A/S	1,977,000	13,840,125
TOTAL TURKEY		40,710,821
United Arab Emirates - 0.2%
NMC Health PLC	1,904,692	6,476,704
United Kingdom - 1.7%
Afren PLC (a)	1,619,300	3,535,044
Anglo American PLC (United Kingdom)	600	23,061
International Personal Finance PLC	3,884,884	16,879,971
Ophir Energy PLC (d)	1,453,296	13,610,534
RusPetro PLC	1,687,600	5,176,981
Tullow Oil PLC	598,800	14,909,134
TOTAL UNITED KINGDOM		54,134,725
United States of America - 0.1%
Cognizant Technology Solutions Corp. Class A (a)	42,300	3,101,436
TOTAL COMMON STOCKS (Cost $2,843,283,814)		3,217,358,238
Nonconvertible Preferred Stocks - 0.5%

Russia - 0.5%
Surgutneftegaz JSC (Cost $16,665,575)	23,614,200	15,727,792
Convertible Bonds - 0.1%
Principal Amount
Canada - 0.1%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (g)(h) (Cost $2,314,963)	$ 2,232,000	2,314,807
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	23,002,281	$ 23,002,281
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	52,305,212	52,305,212
TOTAL MONEY MARKET FUNDS (Cost $75,307,493)		75,307,493
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $2,937,571,845)		3,310,708,330
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(54,190,091)
NET ASSETS - 100%		$ 3,256,518,239
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,138,125 or 0.6% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,314,807 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 2,314,963
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,718
Fidelity Securities Lending Cash Central Fund	114,557
Total	$ 130,275
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 400,696,300	$ 363,273,895	$ 29,091,247	$ 8,331,158
Consumer Staples	307,615,243	307,615,243	-	-
Energy	447,697,270	377,911,600	69,785,670	-
Financials	664,736,304	664,736,304	-	-
Health Care	46,870,633	46,870,633	-	-
Industrials	291,438,794	291,438,794	-	-
Information Technology	477,960,683	428,505,112	49,455,571	-
Materials	313,000,808	313,000,808	-	-
Telecommunication Services	153,564,169	108,838,769	44,725,400	-
Utilities	129,505,826	129,505,826	-	-
Corporate Bonds	2,314,807	-	-	2,314,807
Money Market Funds	75,307,493	75,307,493	-	-
Total Investments in Securities:	$ 3,310,708,330	$ 3,107,004,477	$ 193,057,888	$ 10,645,965
Transfers from Level 2 to Level 1 during the period were $1,045,319,165.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(327,799)
Cost of Purchases	10,973,764
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 10,645,965
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (327,799)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $50,933,836) - See accompanying schedule: Unaffiliated issuers (cost $2,862,264,352)	$ 3,235,400,837
Fidelity Central Funds (cost $75,307,493)	75,307,493
Total Investments (cost $2,937,571,845)		$ 3,310,708,330
Foreign currency held at value (cost $8,012)		1,824
Receivable for investments sold		31,362,879
Receivable for fund shares sold		2,035,533
Dividends receivable		15,801,189
Interest receivable		84,443
Distributions receivable from Fidelity Central Funds		44,800
Prepaid expenses		3,869
Other receivables		2,849,376
Total assets		3,362,892,243

Liabilities
Payable for investments purchased Regular delivery	$ 43,693,961
Delayed delivery	159,605
Payable for fund shares redeemed	6,945,155
Accrued management fee	1,925,206
Other affiliated payables	738,726
Other payables and accrued expenses	606,139
Collateral on securities loaned, at value	52,305,212
Total liabilities		106,374,004

Net Assets		$ 3,256,518,239
Net Assets consist of:
Paid in capital		$ 3,133,039,397
Undistributed net investment income		5,497,021
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(254,714,800)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		372,696,621
Net Assets		$ 3,256,518,239

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Emerging Markets: Net Asset Value, offering price and redemption price per share ($2,593,011,967 ÷ 112,987,740 shares)	$ 22.95

Class K: Net Asset Value, offering price and redemption price per share ($663,506,272 ÷ 28,939,391 shares)	$ 22.93

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 34,978,472
Interest		16,599
Income from Fidelity Central Funds		130,275
Income before foreign taxes withheld		35,125,346
Less foreign taxes withheld		(3,663,733)
Total income		31,461,613

Expenses
Management fee	$ 11,792,629
Transfer agent fees	3,806,791
Accounting and security lending fees	722,832
Custodian fees and expenses	1,109,107
Independent trustees' compensation	10,167
Registration fees	69,955
Audit	62,618
Legal	7,696
Interest	2,736
Miscellaneous	18,106
Total expenses before reductions	17,602,637
Expense reductions	(1,625,223)	15,977,414
Net investment income (loss)		15,484,199
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	99,443,317
Foreign currency transactions	(1,845,237)
Total net realized gain (loss)		97,598,080
Change in net unrealized appreciation (depreciation) on: Investment securities	44,912,762
Assets and liabilities in foreign currencies	(71,074)
Total change in net unrealized appreciation (depreciation)		44,841,688
Net gain (loss)		142,439,768
Net increase (decrease) in net assets resulting from operations		$ 157,923,967

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,484,199	$ 63,930,762
Net realized gain (loss)	97,598,080	283,847,843
Change in net unrealized appreciation (depreciation)	44,841,688	(874,036,776)
Net increase (decrease) in net assets resulting from operations	157,923,967	(526,258,171)
Distributions to shareholders from net investment income	(46,903,179)	(49,437,799)
Distributions to shareholders from net realized gain	-	(24,690,435)
Total distributions	(46,903,179)	(74,128,234)
Share transactions - net increase (decrease)	(260,461,066)	(859,245,695)
Redemption fees	252,839	1,366,825
Total increase (decrease) in net assets	(149,187,439)	(1,458,265,275)

Net Assets
Beginning of period	3,405,705,678	4,863,970,953
End of period (including undistributed net investment income of $5,497,021 and undistributed net investment income of $36,916,001, respectively)	$ 3,256,518,239	$ 3,405,705,678

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.23	$ 25.72	$ 20.68	$ 13.71	$ 37.55	$ 22.04
Income from Investment Operations
Net investment income (loss) D	.10	.35	.23	.17	.42 G	.25
Net realized and unrealized gain (loss)	.92	(3.48)	5.05	7.03	(22.73)	15.44
Total from investment operations	1.02	(3.13)	5.28	7.20	(22.31)	15.69
Distributions from net investment income	(.30)	(.24)	(.12)	(.24)	(.19)	(.20)
Distributions from net realized gain	-	(.13)	(.14)	-	(1.37)	-
Total distributions	(.30)	(.37)	(.25) J	(.24)	(1.56)	(.20)
Redemption fees added to paid in capital D	- I	.01	.01	.01	.03	.02
Net asset value, end of period	$ 22.95	$ 22.23	$ 25.72	$ 20.68	$ 13.71	$ 37.55
Total Return B,C	4.68%	(12.33)%	25.76%	53.95%	(61.84)%	71.81%
Ratios to Average Net Assets E,H
Expenses before reductions	1.09% A	1.07%	1.14%	1.16%	1.07%	1.05%
Expenses net of fee waivers, if any	1.09% A	1.07%	1.14%	1.16%	1.07%	1.05%
Expenses net of all reductions	1.00% A	1.01%	1.09%	1.10%	1.02%	.99%
Net investment income (loss)	.89% A	1.38%	1.00%	1.09%	1.47% G	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,593,012	$ 2,907,884	$ 3,975,342	$ 3,649,582	$ 2,086,196	$ 6,609,045
Portfolio turnover rate F	191% A	122%	85%	88%	63%	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.17%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.25 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.135 per share.

Financial Highlights - Class K

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.23	$ 25.75	$ 20.69	$ 13.72	$ 31.99
Income from Investment Operations
Net investment income (loss) D	.12	.40	.28	.22	.15 G
Net realized and unrealized gain (loss)	.93	(3.48)	5.05	7.02	(18.43)
Total from investment operations	1.05	(3.08)	5.33	7.24	(18.28)
Distributions from net investment income	(.35)	(.32)	(.15)	(.28)	-
Distributions from net realized gain	-	(.13)	(.14)	-	-
Total distributions	(.35)	(.45)	(.28) K	(.28)	-
Redemption fees added to paid in capital D	- J	.01	.01	.01	.01
Net asset value, end of period	$ 22.93	$ 22.23	$ 25.75	$ 20.69	$ 13.72
Total Return B,C	4.82%	(12.17)%	26.03%	54.44%	(57.11)%
Ratios to Average Net Assets E,I
Expenses before reductions	.88% A	.87%	.90%	.91%	.92% A
Expenses net of fee waivers, if any	.88% A	.87%	.90%	.91%	.92% A
Expenses net of all reductions	.78% A	.80%	.84%	.84%	.87% A
Net investment income (loss)	1.11% A	1.58%	1.24%	1.35%	2.02% A,G
Supplemental Data
Net assets, end of period (000 omitted)	$ 663,506	$ 497,821	$ 888,629	$ 270,075	$ 87,427
Portfolio turnover rate F	191% A	122%	85%	88%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.71%. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.28 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.135 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Emerging Markets and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 484,238,221
Gross unrealized depreciation	(143,808,873)
Net unrealized appreciation (depreciation) on securities and other investments	$ 340,429,348

Tax cost	$ 2,970,278,982

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (300,796,984)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,149,053,825 and $3,400,883,720, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and type of account of the shareholders of Emerging Markets. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Emerging Markets	3,657,321.27
Class K	149,470.05
	$ 3,806,791

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $173 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,192,261.35%		$ 2,736

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,031 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $114,557. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,625,065 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $158.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Emerging Markets	$ 38,359,433	$ 38,140,950
Class K	8,543,746	11,296,849
Total	$ 46,903,179	$ 49,437,799
From net realized gain
Emerging Markets	$ -	$ 20,164,680
Class K	-	4,525,755
Total	$ -	$ 24,690,435

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Emerging Markets
Shares sold	12,981,806	35,985,818	$ 284,783,699	$ 924,231,122
Reinvestment of distributions	1,697,255	2,151,168	36,745,572	55,865,828
Shares redeemed	(32,521,218)	(61,852,310)	(727,216,246)	(1,567,144,468)
Net increase (decrease)	(17,842,157)	(23,715,324)	$ (405,686,975)	$ (587,047,518)
Class K
Shares sold	10,533,407	11,514,792	$ 234,352,309	$ 289,925,357
Reinvestment of distributions	395,361	610,205	8,543,746	15,822,605
Shares redeemed	(4,383,161)	(24,238,483)	(97,670,146)	(577,946,139)
Net increase (decrease)	6,545,607	(12,113,486)	$ 145,225,909	$ (272,198,177)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Europe Capital Appreciation Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Actual	.88%	$ 1,000.00	$ 1,058.70	$ 4.50
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.49	$ 4.42

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Europe Capital Appreciation Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United Kingdom	39.2%
France	13.2%
Germany	9.8%
Switzerland	7.3%
United States of America	5.7%
Italy	4.9%
Spain	3.2%
Bailiwick of Jersey	3.2%
Netherlands	3.0%
Other	10.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United Kingdom	33.5%
France	17.0%
Germany	10.0%
Switzerland	8.8%
United States of America	6.0%
Italy	5.0%
Spain	4.5%
Netherlands	3.2%
Sweden	3.0%
Other	9.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	98.7
Short-Term Investments and Net Other Assets (Liabilities)	1.3	1.3
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	3.7	5.0
Nestle SA (Switzerland, Food Products)	3.6	3.8
Sanofi SA (France, Pharmaceuticals)	2.6	3.2
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.5	1.9
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	2.1	1.9
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	2.1	2.0
ENI SpA (Italy, Oil, Gas & Consumable Fuels)	1.9	1.4
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.8	1.0
SAP AG (Germany, Software)	1.6	1.3
Standard Chartered PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.6	1.3
	23.5
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.0	16.5
Financials	17.6	22.4
Consumer Staples	14.0	10.2
Health Care	12.5	10.5
Industrials	9.1	8.7
Energy	9.1	12.1
Materials	9.0	7.2
Information Technology	6.3	6.4
Telecommunication Services	2.1	3.7
Utilities	0.0	1.0

Semiannual Report

Fidelity Europe Capital Appreciation Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 0.5%
Fortescue Metals Group Ltd.	248,316	$ 1,459,113
Austria - 0.2%
Erste Bank AG	27,300	628,651
Bailiwick of Guernsey - 0.4%
Resolution Ltd.	337,500	1,225,968
Bailiwick of Jersey - 3.2%
Experian PLC	235,100	3,710,971
Randgold Resources Ltd. sponsored ADR	9,100	811,265
Shire PLC	95,982	3,128,693
Wolseley PLC	62,900	2,392,039
TOTAL BAILIWICK OF JERSEY		10,042,968
Belgium - 0.4%
Anheuser-Busch InBev SA NV (strip VVPR) (a)	103,680	137
KBC Groupe SA	61,595	1,191,292
TOTAL BELGIUM		1,191,429
Bermuda - 0.2%
Lazard Ltd. Class A	28,300	778,533
British Virgin Islands - 0.4%
Mail.ru Group Ltd. GDR (Reg. S) (a)	33,000	1,427,250
Canada - 0.4%
Harry Winston Diamond Corp. (a)	42,400	605,254
Ivanhoe Mines Ltd. (a)	45,100	526,452
TOTAL CANADA		1,131,706
Cayman Islands - 0.3%
Sands China Ltd.	262,800	1,033,092
Denmark - 2.4%
Danske Bank A/S (a)	111,522	1,810,841
Novo Nordisk A/S Series B	40,130	5,916,612
TOTAL DENMARK		7,727,453
France - 13.2%
Arkema SA	23,100	2,046,093
Atos Origin SA	26,183	1,686,434
BNP Paribas SA	87,758	3,525,882
Carrefour SA	104,364	2,096,533
Christian Dior SA (d)	10,700	1,612,647
Compagnie Generale de Geophysique SA (a)	43,600	1,250,447
Danone SA	45,500	3,201,379
Essilor International SA	18,849	1,660,326
Eurofins Scientific SA	7,500	886,218
JC Decaux SA	55,900	1,586,199
LVMH Moet Hennessy - Louis Vuitton SA (d)	14,497	2,401,770
PPR SA (d)	29,200	4,884,054
Publicis Groupe SA	41,900	2,161,003
Remy Cointreau SA	14,900	1,660,616
Sanofi SA	106,540	8,138,335

	Shares	Value
Schneider Electric SA	25,000	$ 1,535,939
Vivendi	76,206	1,408,810
TOTAL FRANCE		41,742,685
Germany - 7.4%
adidas AG	25,700	2,143,365
Allianz AG	40,118	4,470,649
BASF AG (d)	40,595	3,342,070
Bayer AG (d)	65,100	4,585,605
Deutsche Boerse AG	20,100	1,262,035
Fresenius Medical Care AG & Co. KGaA	24,400	1,732,820
SAP AG	76,178	5,052,015
Wirecard AG	53,600	993,380
TOTAL GERMANY		23,581,939
Ireland - 1.6%
CRH PLC	94,000	1,907,422
Elan Corp. PLC (a)	114,600	1,580,015
Ingersoll-Rand PLC	39,000	1,658,280
TOTAL IRELAND		5,145,717
Italy - 4.9%
Brunello Cucinelli SpA	12,100	192,216
ENI SpA	268,200	5,959,805
Fiat Industrial SpA	176,100	1,997,849
Intesa Sanpaolo SpA	1,136,891	1,720,234
Prada SpA	360,400	2,447,988
Prysmian SpA (d)	126,300	2,056,510
Salvatore Ferragamo Italia SpA	48,800	1,193,189
TOTAL ITALY		15,567,791
Luxembourg - 0.4%
Millicom International Cellular SA (depository receipt)	11,800	1,253,610
Netherlands - 3.0%
AEGON NV	416,000	1,935,207
Gemalto NV	11,217	835,854
HeidelbergCement Finance AG (d)	45,300	2,490,777
LyondellBasell Industries NV Class A	38,400	1,604,352
NXP Semiconductors NV (a)	54,000	1,395,900
Randstad Holding NV	39,000	1,350,594
TOTAL NETHERLANDS		9,612,684
Norway - 0.5%
Schibsted ASA (B Shares)	42,500	1,621,332
Spain - 3.2%
Banco Bilbao Vizcaya Argentaria SA	485,502	3,285,663
Banco Bilbao Vizcaya Argentaria SA rights 4/30/12 (a)	443,492	63,406
Grifols SA (a)	107,700	2,712,456
Inditex SA (d)	44,904	4,039,214
TOTAL SPAIN		10,100,739
Sweden - 2.8%
H&M Hennes & Mauritz AB (B Shares)	91,414	3,140,645
Common Stocks - continued
	Shares	Value
Sweden - continued
Swedbank AB (A Shares)	179,158	$ 2,966,973
Swedish Match Co. AB	66,400	2,699,175
TOTAL SWEDEN		8,806,793
Switzerland - 7.3%
Adecco SA (Reg.)	25,048	1,219,901
Clariant AG (Reg.)	93,950	1,194,626
Nestle SA	188,473	11,546,580
Roche Holding AG (participation certificate)	17,135	3,130,387
Schindler Holding AG (participation certificate)	19,666	2,543,979
UBS AG	283,758	3,544,015
TOTAL SWITZERLAND		23,179,488
United Kingdom - 39.2%
Aegis Group PLC	1,707,309	4,924,304
Anglo American PLC (United Kingdom)	106,600	4,097,172
Antofagasta PLC	87,600	1,679,188
Aviva PLC	420,800	2,106,360
Barclays PLC	1,094,869	3,876,695
Barratt Developments PLC (a)	1,129,500	2,451,111
Bellway PLC	149,000	1,904,505
BG Group PLC	210,541	4,956,781
British American Tobacco PLC (United Kingdom)	153,400	7,868,785
British Land Co. PLC	279,952	2,223,785
Domino Printing Sciences PLC	117,900	1,146,267
Filtrona PLC	285,400	2,151,253
GlaxoSmithKline PLC	281,600	6,506,184
Hilton Food Group PLC	172,000	794,946
HSBC Holdings PLC (United Kingdom)	726,100	6,555,441
ICAP PLC	176,200	1,085,905
Imagination Technologies Group PLC (a)	175,700	1,960,603
Intertek Group PLC	33,100	1,351,174
ITV PLC	1,078,600	1,465,316
Kingfisher PLC	224,500	1,058,541
Lloyds Banking Group PLC (a)	3,166,800	1,589,751
Meggitt PLC	379,700	2,517,549
Michael Page International PLC	360,800	2,433,814
Next PLC	60,300	2,866,698
Old Mutual PLC	812,437	1,948,989
Persimmon PLC	175,400	1,789,288
Prudential PLC	193,174	2,367,815
Reckitt Benckiser Group PLC	82,300	4,791,555
Rolls-Royce Group PLC	252,538	3,375,481
Royal Dutch Shell PLC Class A (United Kingdom)	331,282	11,816,938
SABMiller PLC	94,100	3,953,512
Standard Chartered PLC (United Kingdom)	204,240	4,992,419
SuperGroup PLC (a)	219,400	1,238,544
Taylor Wimpey PLC	3,213,800	2,621,200
Ted Baker PLC	145,600	2,139,317

	Shares	Value
Tesco PLC	551,700	$ 2,841,756
Tullow Oil PLC	98,200	2,445,018
Vodafone Group PLC	1,472,500	4,076,326
Xstrata PLC	222,600	4,254,332
TOTAL UNITED KINGDOM		124,224,618
United States of America - 4.4%
Apple, Inc. (a)	2,400	1,402,176
Beam, Inc.	35,000	1,987,300
Citrix Systems, Inc. (a)	10,200	873,222
Dunkin' Brands Group, Inc.	1,100	35,607
Manitowoc Co., Inc.	75,500	1,045,675
Mead Johnson Nutrition Co. Class A	13,800	1,180,728
Michael Kors Holdings Ltd.	1,800	82,206
Morgan Stanley	80,050	1,383,264
Noble Energy, Inc.	17,900	1,777,828
Saba Software, Inc. (a)	42,000	408,240
salesforce.com, Inc. (a)	8,800	1,370,424
Visa, Inc. Class A	12,000	1,475,760
Yum! Brands, Inc.	12,900	938,217
TOTAL UNITED STATES OF AMERICA		13,960,647
TOTAL COMMON STOCKS (Cost $294,003,274)		305,444,206
Nonconvertible Preferred Stocks - 2.4%

Germany - 2.4%
Hugo Boss AG (non-vtg.)	13,600	1,517,890
ProSiebenSat.1 Media AG	101,700	2,582,212
Volkswagen AG	18,100	3,428,788
TOTAL GERMANY		7,528,890
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	26,769,028	43,449
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,225,377)		7,572,339
Money Market Funds - 8.5%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	1,583,901	$ 1,583,901
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	25,497,978	25,497,978
TOTAL MONEY MARKET FUNDS (Cost $27,081,879)		27,081,879
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $327,310,530)		340,098,424
NET OTHER ASSETS (LIABILITIES) - (7.2)%		(22,927,733)
NET ASSETS - 100%		$ 317,170,691
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,804
Fidelity Securities Lending Cash Central Fund	51,581
Total	$ 53,385
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 59,500,458	$ 59,500,458	$ -	$ -
Consumer Staples	44,623,002	36,754,217	7,868,785	-
Energy	28,206,817	9,179,627	19,027,190	-
Financials	56,539,773	31,278,826	25,260,947	-
Health Care	39,977,651	12,974,992	27,002,659	-
Industrials	29,233,204	29,233,204	-	-
Information Technology	20,027,525	14,975,510	5,052,015	-
Materials	28,169,369	26,261,947	1,907,422	-
Telecommunication Services	6,738,746	2,662,420	4,076,326	-
Money Market Funds	27,081,879	27,081,879	-	-
Total Investments in Securities:	$ 340,098,424	$ 249,903,080	$ 90,195,344	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Europe Capital Appreciation Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,176,444) - See accompanying schedule: Unaffiliated issuers (cost $300,228,651)	$ 313,016,545
Fidelity Central Funds (cost $27,081,879)	27,081,879
Total Investments (cost $327,310,530)		$ 340,098,424
Foreign currency held at value (cost $274,536)		274,536
Receivable for investments sold		1,686,820
Receivable for fund shares sold		60,848
Dividends receivable		1,704,388
Distributions receivable from Fidelity Central Funds		32,338
Prepaid expenses		326
Other receivables		45,238
Total assets		343,902,918

Liabilities
Payable for investments purchased	$ 503,886
Payable for fund shares redeemed	439,353
Accrued management fee	165,946
Other affiliated payables	80,634
Other payables and accrued expenses	44,430
Collateral on securities loaned, at value	25,497,978
Total liabilities		26,732,227

Net Assets		$ 317,170,691
Net Assets consist of:
Paid in capital		$ 606,608,515
Undistributed net investment income		2,781,033
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(305,028,846)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,809,989
Net Assets, for 18,258,880 shares outstanding		$ 317,170,691
Net Asset Value, offering price and redemption price per share ($317,170,691 ÷ 18,258,880 shares)		$ 17.37

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 4,902,770
Income from Fidelity Central Funds		53,385
Income before foreign taxes withheld		4,956,155
Less foreign taxes withheld		(267,389)
Total income		4,688,766

Expenses
Management fee Basic fee	$ 1,114,343
Performance adjustment	(292,848)
Transfer agent fees	405,328
Accounting and security lending fees	81,843
Custodian fees and expenses	27,360
Independent trustees' compensation	995
Registration fees	16,881
Audit	27,371
Legal	1,511
Miscellaneous	1,588
Total expenses before reductions	1,384,372
Expense reductions	(75,112)	1,309,260
Net investment income (loss)		3,379,506
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(16,695,529)
Foreign currency transactions	18,654
Total net realized gain (loss)		(16,676,875)
Change in net unrealized appreciation (depreciation) on: Investment securities	30,435,237
Assets and liabilities in foreign currencies	(44,246)
Total change in net unrealized appreciation (depreciation)		30,390,991
Net gain (loss)		13,714,116
Net increase (decrease) in net assets resulting from operations		$ 17,093,622

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,379,506	$ 6,789,622
Net realized gain (loss)	(16,676,875)	41,416,667
Change in net unrealized appreciation (depreciation)	30,390,991	(77,765,188)
Net increase (decrease) in net assets resulting from operations	17,093,622	(29,558,899)
Distributions to shareholders from net investment income	(7,037,971)	(4,458,817)
Distributions to shareholders from net realized gain	(136,470)	-
Total distributions	(7,174,441)	(4,458,817)
Share transactions Proceeds from sales of shares	10,206,185	31,378,501
Reinvestment of distributions	6,834,917	4,246,516
Cost of shares redeemed	(42,985,953)	(126,292,441)
Net increase (decrease) in net assets resulting from share transactions	(25,944,851)	(90,667,424)
Redemption fees	3,004	29,241
Total increase (decrease) in net assets	(16,022,666)	(124,655,899)

Net Assets
Beginning of period	333,193,357	457,849,256
End of period (including undistributed net investment income of $2,781,033 and undistributed net investment income of $6,439,498, respectively)	$ 317,170,691	$ 333,193,357
Other Information Shares
Sold	614,137	1,658,219
Issued in reinvestment of distributions	433,138	225,658
Redeemed	(2,629,278)	(6,711,062)
Net increase (decrease)	(1,582,003)	(4,827,185)

Financial Highlights

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.79	$ 18.56	$ 17.16	$ 14.27	$ 32.66	$ 27.47
Income from Investment Operations
Net investment income (loss) D	.18	.31	.19	.31	.50	.62
Net realized and unrealized gain (loss)	.77	(1.89)	1.53	3.14	(14.11)	7.04
Total from investment operations	.95	(1.58)	1.72	3.45	(13.61)	7.66
Distributions from net investment income	(.36)	(.19)	(.32)	(.56)	(.56)	(.22)
Distributions from net realized gain	(.01)	-	-	-	(4.22)	(2.25)
Total distributions	(.37)	(.19)	(.32)	(.56)	(4.78)	(2.47)
Redemption fee added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 17.37	$ 16.79	$ 18.56	$ 17.16	$ 14.27	$ 32.66
Total Return B, C	5.87%	(8.65)%	10.08%	25.79%	(48.58)%	29.95%
Ratios to Average Net Assets E, G
Expenses before reductions	.88% A	1.02%	1.03%	1.10%	1.16%	1.05%
Expenses net of fee waivers, if any	.88% A	1.02%	1.03%	1.10%	1.16%	1.05%
Expenses net of all reductions	.83% A	.98%	.96%	1.07%	1.12%	1.01%
Net investment income (loss)	2.15% A	1.65%	1.13%	2.16%	2.11%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 317,171	$ 333,193	$ 457,849	$ 520,984	$ 493,654	$ 1,365,449
Portfolio turnover rate F	96% A	116%	133%	111%	112%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Europe Capital Appreciation Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to certain foreign taxes, foreign currency transaction, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 28,808,004
Gross unrealized depreciation	(20,911,625)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,896,379

Tax cost	$ 332,202,045

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (147,332,547)
2017	(137,143,469)
Total capital loss carryforward	$ (284,476,016)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $151,503,232 and $181,044,506, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .26% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $495 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $474 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

7. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $51,581. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $75,112 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Europe Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Europe	.65%
Actual		$ 1,000.00	$ 1,055.00	$ 3.32
Hypothetical A		$ 1,000.00	$ 1,021.63	$ 3.27

A 5% return per year before expenses

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Europe Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United Kingdom	31.8%
Switzerland	14.1%
France	12.6%
Germany	11.1%
Italy	5.6%
United States of America	3.6%
Norway	2.8%
Denmark	2.7%
Sweden	2.6%
Other	13.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United Kingdom	33.9%
France	16.9%
Germany	10.1%
Switzerland	8.8%
United States of America	5.4%
Italy	4.9%
Spain	4.5%
Netherlands	3.2%
Sweden	3.0%
Other	9.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.8	99.3
Short-Term Investments and Net Other Assets (Liabilities)	1.2	0.7
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	4.3	3.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.9	0.0
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.9	2.9
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	2.8	0.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.6	1.9
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	2.4	2.0
Sanofi SA (France, Pharmaceuticals)	2.0	3.2
ENI SpA (Italy, Oil, Gas & Consumable Fuels)	2.0	1.4
Diageo PLC (United Kingdom, Beverages)	1.7	0.0
BASF AG (Germany, Chemicals)	1.6	1.1
	25.2
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.6	22.4
Consumer Staples	16.3	10.2
Industrials	12.3	8.8
Consumer Discretionary	12.0	17.2
Health Care	11.7	10.5
Materials	10.1	7.2
Energy	9.5	11.9
Telecommunication Services	4.2	3.7
Information Technology	3.5	6.4
Utilities	1.6	1.0

Semiannual Report

Fidelity Europe Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 0.5%
Fortescue Metals Group Ltd.	494,975	$ 2,908,490
Bailiwick of Guernsey - 0.6%
Resolution Ltd.	982,700	3,569,656
Bailiwick of Jersey - 1.0%
Randgold Resources Ltd. sponsored ADR	21,000	1,872,150
Wolseley PLC	103,000	3,917,011
TOTAL BAILIWICK OF JERSEY		5,789,161
Belgium - 1.6%
Anheuser-Busch InBev SA NV	130,700	9,420,975
Bermuda - 0.6%
Invesco Ltd.	148,100	3,678,804
Brazil - 0.5%
Telefonica Brasil SA sponsored ADR	104,700	2,980,809
British Virgin Islands - 0.4%
Mail.ru Group Ltd. GDR (Reg. S) (a)	59,300	2,564,725
Canada - 0.6%
Barrick Gold Corp.	44,900	1,816,456
Goldcorp, Inc.	44,000	1,685,163
TOTAL CANADA		3,501,619
Denmark - 2.7%
Danske Bank A/S (a)	234,981	3,815,509
Novo Nordisk A/S Series B	64,301	9,480,290
William Demant Holding A/S (a)	31,500	2,973,602
TOTAL DENMARK		16,269,401
Finland - 0.7%
Sampo OYJ (A Shares)	156,500	4,164,211
France - 12.6%
Alstom SA	66,391	2,371,229
Atos Origin SA	43,911	2,828,285
BNP Paribas SA	176,761	7,101,785
Bureau Veritas SA	33,700	3,002,838
Casino Guichard Perrachon SA	40,605	3,987,928
Christian Dior SA (d)	52,100	7,852,232
Essilor International SA	54,597	4,809,212
JC Decaux SA	108,000	3,064,571
L'Oreal SA	43,600	5,245,960
PPR SA (d)	49,600	8,296,202
Publicis Groupe SA	69,500	3,584,480
Sanofi SA	158,179	12,082,914
Schneider Electric SA	96,500	5,928,724
VINCI SA	112,200	5,198,563
TOTAL FRANCE		75,354,923
Germany - 9.2%
adidas AG	61,400	5,120,723
BASF AG (d)	117,372	9,662,899
Bayer AG (d)	127,600	8,988,067

	Shares	Value
Beiersdorf AG	43,200	$ 3,030,972
Brenntag AG	19,400	2,416,650
Deutsche Beteiligungs AG	29,951	664,916
Deutsche Post AG	257,482	4,806,051
GSW Immobilien AG	4,400	146,463
Linde AG	38,900	6,658,410
RWE AG	68,700	2,953,441
SAP AG	119,454	7,922,016
Siemens AG	25,409	2,358,652
TOTAL GERMANY		54,729,260
Ireland - 1.1%
DCC PLC (Ireland)	122,700	3,102,418
FBD Holdings PLC	45,875	528,345
Ryanair Holdings PLC sponsored ADR (a)	89,200	3,003,364
TOTAL IRELAND		6,634,127
Israel - 0.6%
Israel Chemicals Ltd.	315,800	3,622,876
Italy - 5.6%
Beni Stabili SpA SIIQ	5,619,700	3,117,091
ENI SpA	541,200	12,026,274
Fiat Industrial SpA (d)	322,100	3,654,214
Intesa Sanpaolo SpA	2,314,849	3,502,606
Prada SpA	451,600	3,067,456
Prysmian SpA	220,100	3,583,831
Saipem SpA	97,000	4,792,209
TOTAL ITALY		33,743,681
Netherlands - 2.4%
ASML Holding NV (Netherlands)	95,300	4,849,519
HeidelbergCement Finance AG (d)	53,800	2,958,141
LyondellBasell Industries NV Class A	67,300	2,811,794
Reed Elsevier NV	322,109	3,798,868
TOTAL NETHERLANDS		14,418,322
Norway - 2.8%
DnB NOR ASA	331,400	3,573,280
Merkantildata ASA	196,400	2,093,634
StatoilHydro ASA	224,000	6,011,137
Telenor ASA	264,400	4,860,787
TOTAL NORWAY		16,538,838
Poland - 0.4%
Warsaw Stock Exchange	183,200	2,242,827
Russia - 0.4%
NOVATEK OAO GDR (Reg. S)	18,300	2,325,930
Spain - 0.8%
Banco Bilbao Vizcaya Argentaria SA rights 4/30/12 (a)	835,566	119,461
Inditex SA	52,879	4,756,583
TOTAL SPAIN		4,876,044
Common Stocks - continued
	Shares	Value
Sweden - 2.6%
ASSA ABLOY AB (B Shares)	135,400	$ 3,946,711
Intrum Justitia AB	196,000	2,974,668
Svenska Handelsbanken AB (A Shares)	150,200	4,867,546
Swedish Match Co. AB	89,600	3,642,260
TOTAL SWEDEN		15,431,185
Switzerland - 14.1%
Adecco SA (Reg.)	72,764	3,543,792
Aryzta AG	70,820	3,566,166
Julius Baer Group Ltd.	95,160	3,643,667
Nestle SA	417,653	25,587,025
Partners Group Holding AG	17,330	3,297,770
Roche Holding AG (participation certificate)	96,491	17,627,908
Schindler Holding AG (participation certificate)	36,427	4,712,170
Syngenta AG (Switzerland)	20,710	7,263,314
UBS AG (NY Shares)	668,500	8,269,345
Zurich Financial Services AG	26,698	6,530,721
TOTAL SWITZERLAND		84,041,878
Turkey - 0.9%
Anadolu Efes Biracilik ve Malt Sanayii A/S	175,000	2,465,139
Coca-Cola Icecek A/S	224,000	3,149,004
TOTAL TURKEY		5,614,143
United Kingdom - 31.8%
Aegis Group PLC	834,872	2,407,979
Anglo American PLC (United Kingdom)	202,900	7,798,463
Antofagasta PLC	139,400	2,672,132
Ashmore Group PLC	488,100	3,031,092
ASOS PLC (a)	94,000	2,255,005
Barclays PLC	2,236,332	7,918,370
BHP Billiton PLC	284,800	9,169,375
BP PLC	846,100	6,113,066
British American Tobacco PLC (United Kingdom)	306,400	15,717,051
British Land Co. PLC	452,877	3,597,406
Bunzl PLC	144,100	2,392,682
Centrica PLC	1,311,200	6,531,473
Close Brothers Group PLC	199,000	2,382,102
Compass Group PLC	452,800	4,733,012
Diageo PLC	400,200	10,095,599
GlaxoSmithKline PLC	610,100	14,095,961
Hilton Food Group PLC	222,600	1,028,808
HSBC Holdings PLC (United Kingdom)	596,000	5,380,860
ICAP PLC	546,400	3,367,414
International Personal Finance PLC	730,000	3,171,878
Meggitt PLC	541,700	3,591,668
Next PLC	80,300	3,817,510

	Shares	Value
Prudential PLC	490,468	$ 6,011,872
Rolls-Royce Group PLC	407,664	5,448,930
Royal Dutch Shell PLC:
Class A (Netherlands)	250,945	8,950,833
Class B	455,893	16,685,256
SIG PLC	1,734,500	2,964,476
Taylor Wimpey PLC	5,179,274	4,224,256
Ted Baker PLC	157,215	2,309,978
Unilever PLC	123,800	4,229,774
Vodafone Group PLC	6,183,600	17,118,076
William Hill PLC	223,500	1,020,815
TOTAL UNITED KINGDOM		190,233,172
United States of America - 2.4%
Colgate-Palmolive Co.	30,300	2,997,882
JPMorgan Chase & Co.	109,600	4,710,608
Morgan Stanley	170,400	2,944,512
Philip Morris International, Inc.	41,300	3,696,763
TOTAL UNITED STATES OF AMERICA		14,349,765
TOTAL COMMON STOCKS (Cost $577,854,802)		579,004,822
Nonconvertible Preferred Stocks - 1.9%

Germany - 1.9%
ProSiebenSat.1 Media AG	118,890	3,018,675
Volkswagen AG	42,900	8,126,795
TOTAL GERMANY		11,145,470
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	50,028,184	81,201
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $9,499,898)		11,226,671
Money Market Funds - 9.4%

Fidelity Cash Central Fund, 0.14% (b)	22,391,717	22,391,717
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	34,081,554	34,081,554
TOTAL MONEY MARKET FUNDS (Cost $56,473,271)		56,473,271
TOTAL INVESTMENT PORTFOLIO - 108.2% (Cost $643,827,971)		646,704,764
NET OTHER ASSETS (LIABILITIES) - (8.2)%		(48,884,709)
NET ASSETS - 100%		$ 597,820,055
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,684
Fidelity Securities Lending Cash Central Fund	127,427
Total	$ 132,111
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 71,455,140	$ 71,455,140	$ -	$ -
Consumer Staples	97,861,306	67,818,882	30,042,424	-
Energy	56,904,705	7,118,139	49,786,566	-
Financials	105,350,117	86,039,015	19,311,102	-
Health Care	70,057,954	34,398,789	35,659,165	-
Industrials	72,999,843	70,641,191	2,358,652	-
Information Technology	20,258,179	12,336,163	7,922,016	-
Materials	60,899,663	44,466,974	16,432,689	-
Telecommunication Services	24,959,672	7,841,596	17,118,076	-
Utilities	9,484,914	9,484,914	-	-
Money Market Funds	56,473,271	56,473,271	-	-
Total Investments in Securities:	$ 646,704,764	$ 468,074,074	$ 178,630,690	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Europe Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,501,781) - See accompanying schedule: Unaffiliated issuers (cost $587,354,700)	$ 590,231,493
Fidelity Central Funds (cost $56,473,271)	56,473,271
Total Investments (cost $643,827,971)		$ 646,704,764
Cash		463,338
Foreign currency held at value (cost $166,409)		166,409
Receivable for investments sold		10,472,627
Receivable for fund shares sold		222,601
Dividends receivable		4,596,092
Distributions receivable from Fidelity Central Funds		65,776
Prepaid expenses		136
Other receivables		84,282
Total assets		662,776,025

Liabilities
Payable for investments purchased	$ 29,322,125
Payable for fund shares redeemed	1,083,297
Accrued management fee	278,319
Other affiliated payables	138,266
Other payables and accrued expenses	52,409
Collateral on securities loaned, at value	34,081,554
Total liabilities		64,955,970

Net Assets		$ 597,820,055
Net Assets consist of:
Paid in capital		$ 876,040,448
Undistributed net investment income		6,471,078
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(287,592,198)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,900,727
Net Assets, for 20,962,921 shares outstanding		$ 597,820,055
Net Asset Value, offering price and redemption price per share ($597,820,055 ÷ 20,962,921 shares)		$ 28.52

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 10,466,941
Interest		184
Income from Fidelity Central Funds		132,111
Income before foreign taxes withheld		10,599,236
Less foreign taxes withheld		(762,162)
Total income		9,837,074

Expenses
Management fee Basic fee	$ 2,098,932
Performance adjustment	(1,078,380)
Transfer agent fees	677,641
Accounting and security lending fees	149,433
Custodian fees and expenses	35,911
Independent trustees' compensation	1,976
Registration fees	12,226
Audit	36,592
Legal	1,857
Miscellaneous	1,599
Total expenses before reductions	1,937,787
Expense reductions	(138,520)	1,799,267
Net investment income (loss)		8,037,807
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,026,199)
Foreign currency transactions	(19,708)
Total net realized gain (loss)		(2,045,907)
Change in net unrealized appreciation (depreciation) on: Investment securities	24,618,819
Assets and liabilities in foreign currencies	15,892
Total change in net unrealized appreciation (depreciation)		24,634,711
Net gain (loss)		22,588,804
Net increase (decrease) in net assets resulting from operations		$ 30,626,611

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,037,807	$ 11,712,167
Net realized gain (loss)	(2,045,907)	59,327,258
Change in net unrealized appreciation (depreciation)	24,634,711	(126,169,969)
Net increase (decrease) in net assets resulting from operations	30,626,611	(55,130,544)
Distributions to shareholders from net investment income	(13,165,713)	(16,901,401)
Distributions to shareholders from net realized gain	(376,163)	-
Total distributions	(13,541,876)	(16,901,401)
Share transactions Proceeds from sales of shares	19,277,131	47,231,141
Reinvestment of distributions	12,914,887	16,129,417
Cost of shares redeemed	(73,243,044)	(172,091,823)
Net increase (decrease) in net assets resulting from share transactions	(41,051,026)	(108,731,265)
Redemption fees	7,902	14,873
Total increase (decrease) in net assets	(23,958,389)	(180,748,337)

Net Assets
Beginning of period	621,778,444	802,526,781
End of period (including undistributed net investment income of $6,471,078 and undistributed net investment income of $11,598,984, respectively)	$ 597,820,055	$ 621,778,444
Other Information Shares
Sold	704,246	1,519,828
Issued in reinvestment of distributions	496,918	520,808
Redeemed	(2,707,736)	(5,604,701)
Net increase (decrease)	(1,506,572)	(3,564,065)

Financial Highlights

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 27.67	$ 30.83	$ 28.52	$ 23.57	$ 47.46	$ 42.31
Income from Investment Operations
Net investment income (loss)D	.37	.48	.33	.52	.68	.69
Net realized and unrealized gain (loss)	1.09	(2.97)	2.50	5.16	(20.84)	9.99
Total from investment operations	1.46	(2.49)	2.83	5.68	(20.16)	10.68
Distributions from net investment income	(.60)	(.67)	(.52)	(.73)	(.65)	(.46)
Distributions from net realized gain	(.02)	-	-	-	(3.08)	(5.07)
Total distributions	(.61) I	(.67)	(.52)	(.73)	(3.73)	(5.53)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 28.52	$ 27.67	$ 30.83	$ 28.52	$ 23.57	$ 47.46
Total Return B,C	5.50%	(8.32)%	10.01%	25.36%	(46.03)%	28.33%
Ratios to Average Net Assets E,G
Expenses before reductions	.65% A	1.10%	1.12%	1.09%	1.00%	1.06%
Expenses net of fee waivers, if any	.65% A	1.10%	1.12%	1.09%	1.00%	1.06%
Expenses net of all reductions	.61% A	1.06%	1.04%	1.04%	.95%	1.01%
Net investment income (loss)	2.71% A	1.56%	1.15%	2.22%	1.82%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 597,820	$ 621,778	$ 802,527	$ 2,845,423	$ 2,751,772	$ 5,464,623
Portfolio turnover rate F	201% A	117%	136%	135%	100%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.61 per share is comprised of distributions from net investment income of $.595 and distributions from net realized gain of $.017 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offered Class F shares during the period June 26, 2009 through October 22, 2010, and all outstanding shares were redeemed by October 22, 2010.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 24,041,763
Gross unrealized depreciation	(24,156,052)
Net unrealized appreciation (depreciation) on securities and other investments	$ (114,289)

Tax cost	$ 646,819,053

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (282,424,935)

As a result of large redemptions in October 2010, the Fund had an "ownership change" under the Internal Revenue Code, which limits capital losses that will be available to offset future capital gains to approximately $32,000,000 per year plus certain gains in the Fund existing at the time of the ownership change. As a result, at least $582,385,646 of the Fund's capital loss carryforward will expire unused and is not included in the capital loss carryforward amounts disclosed above.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $592,475,924 and $641,208,201, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .34% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .23% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $931 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $892 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On

Semiannual Report

7. Security Lending - continued

the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $127,427. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $138,520 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Japan Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.47%
Actual		$ 1,000.00	$ 1,059.80	$ 7.53**
Hypothetical A		$ 1,000.00	$ 1,017.55	$ 7.37**
Class T	1.75%
Actual		$ 1,000.00	$ 1,058.80	$ 8.96**
Hypothetical A		$ 1,000.00	$ 1,016.16	$ 8.77**
Class B	2.22%
Actual		$ 1,000.00	$ 1,056.90	$ 11.35**
Hypothetical A		$ 1,000.00	$ 1,013.82	$ 11.12**
Class C	2.20%
Actual		$ 1,000.00	$ 1,055.60	$ 11.24**
Hypothetical A		$ 1,000.00	$ 1,013.92	$ 11.02**
Japan	1.17%
Actual		$ 1,000.00	$ 1,061.10	$ 6.00**
Hypothetical A		$ 1,000.00	$ 1,019.05	$ 5.87**
Institutional Class	1.11%
Actual		$ 1,000.00	$ 1,062.40	$ 5.69**
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.57**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

** If fees effective January 1, 2012 had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.54%
Actual		$ 7.89
HypotheticalA		$ 7.72
Class T	1.83%
Actual		$ 9.37
HypotheticalA		$ 9.17
Class B	2.29%
Actual		$ 11.71
HypotheticalA		$ 11.46
Class C	2.27%
Actual		$ 11.60
HypotheticalA		$ 11.36
Japan	1.21%
Actual		$ 6.20
HypotheticalA		$ 6.07
Institutional Class	1.15%
Actual		$ 5.90
HypotheticalA		$ 5.77

A 5% return per year before expenses

Semiannual Report

Fidelity Japan Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
Japan	96.0%
United States of America	4.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
Japan	96.3%
United States of America	3.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.0	96.3
Short-Term Investments and Net Other Assets (Liabilities)	4.0	3.7
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp. (Automobiles)	6.9	5.6
Honda Motor Co. Ltd. (Automobiles)	4.7	3.9
Canon, Inc. (Office Electronics)	4.1	3.0
Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	3.5	3.3
Otsuka Corp. (IT Services)	3.5	3.4
Toshiba Corp. (Computers & Peripherals)	3.3	3.4
Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	3.3	2.2
Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	3.1	3.0
Asahi Kasei Corp. (Chemicals)	2.9	1.2
Toray Industries, Inc. (Chemicals)	2.7	2.5
	38.0
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.1	21.5
Consumer Discretionary	22.6	21.5
Financials	18.3	16.4
Materials	9.9	7.8
Industrials	7.6	7.4
Health Care	6.0	7.2
Consumer Staples	3.2	10.5
Telecommunication Services	2.2	2.1
Utilities	1.1	0.8
Energy	0.0	1.1

Semiannual Report

Fidelity Japan Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 22.6%
Auto Components - 4.1%
Bridgestone Corp.	246,500	$ 5,832,994
Denso Corp.	319,200	10,322,070
Yokohama Rubber Co. Ltd.	353,000	2,580,604
		18,735,668
Automobiles - 13.0%
Honda Motor Co. Ltd.	609,700	21,943,983
Suzuki Motor Corp.	276,600	6,510,587
Toyota Motor Corp.	774,300	31,731,075
		60,185,645
Household Durables - 2.1%
Panasonic Corp.	1,262,600	9,680,526
Leisure Equipment & Products - 0.8%
SHIMANO, Inc.	53,800	3,537,767
Media - 0.9%
Avex Group Holdings, Inc.	354,700	4,027,614
Multiline Retail - 1.0%
Marui Group Co. Ltd.	585,900	4,650,848
Textiles, Apparel & Luxury Goods - 0.7%
Onward Holdings Co. Ltd.	446,000	3,487,886
TOTAL CONSUMER DISCRETIONARY		104,305,954
CONSUMER STAPLES - 3.2%
Food Products - 1.8%
Nisshin Oillio Group Ltd.	714,000	2,999,019
Toyo Suisan Kaisha Ltd.	201,000	5,160,241
		8,159,260
Personal Products - 1.4%
Shiseido Co. Ltd.	384,800	6,737,155
TOTAL CONSUMER STAPLES		14,896,415
FINANCIALS - 18.3%
Commercial Banks - 8.5%
Mitsubishi UFJ Financial Group, Inc.	3,360,600	16,136,976
Sumitomo Mitsui Financial Group, Inc.	472,400	15,117,172
Sumitomo Mitsui Trust Holdings, Inc.	2,625,130	7,690,911
		38,945,059
Consumer Finance - 1.2%
Aeon Credit Service Co. Ltd. (c)	318,900	5,559,523
Insurance - 1.3%
MS&AD Insurance Group Holdings, Inc.	334,200	6,161,739
Real Estate Investment Trusts - 2.5%
Frontier Real Estate Investment Corp.	774	6,550,468
Japan Logistics Fund, Inc.	542	4,755,567
		11,306,035

	Shares	Value
Real Estate Management & Development - 4.8%
Mitsui Fudosan Co. Ltd.	420,000	$ 7,693,543
Nomura Real Estate Holdings, Inc.	832,900	14,560,982
		22,254,525
TOTAL FINANCIALS		84,226,881
HEALTH CARE - 6.0%
Health Care Equipment & Supplies - 1.0%
Terumo Corp.	101,300	4,641,852
Health Care Providers & Services - 1.8%
Message Co. Ltd. (c)	2,367	8,405,577
Pharmaceuticals - 3.2%
Astellas Pharma, Inc.	302,800	12,281,002
Rohto Pharmaceutical Co. Ltd.	196,000	2,510,684
		14,791,686
TOTAL HEALTH CARE		27,839,115
INDUSTRIALS - 7.6%
Machinery - 2.3%
Kubota Corp.	677,000	6,535,578
Makita Corp.	106,800	4,088,418
		10,623,996
Road & Rail - 1.5%
East Japan Railway Co.	113,300	7,049,645
Trading Companies & Distributors - 3.8%
Mitsui & Co. Ltd.	547,600	8,551,639
Sumitomo Corp.	610,200	8,672,215
		17,223,854
TOTAL INDUSTRIALS		34,897,495
INFORMATION TECHNOLOGY - 25.1%
Computers & Peripherals - 6.0%
Fujitsu Ltd.	2,598,000	12,627,941
Toshiba Corp.	3,728,000	15,240,279
		27,868,220
Electronic Equipment & Components - 7.0%
Hamamatsu Photonics KK	152,200	6,048,593
Hitachi High-Technologies Corp.	209,600	5,267,516
Horiba Ltd.	178,500	6,259,383
Mitsumi Electric Co. Ltd.	404,400	3,359,097
Shimadzu Corp.	1,281,000	11,405,431
		32,340,020
Internet Software & Services - 2.0%
So-Net Entertainment Corp.	864	3,623,561
Yahoo! Japan Corp.	19,206	5,764,196
		9,387,757
IT Services - 3.5%
Otsuka Corp.	198,700	15,981,623
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 4.1%
Canon, Inc.	419,100	$ 18,998,093
Software - 2.5%
Capcom Co. Ltd.	217,600	4,969,194
Nintendo Co. Ltd.	46,700	6,304,144
		11,273,338
TOTAL INFORMATION TECHNOLOGY		115,849,051
MATERIALS - 9.9%
Chemicals - 8.0%
Asahi Kasei Corp.	2,176,000	13,450,136
Kaneka Corp.	443,000	2,737,868
Nippon Shokubai Co. Ltd.	323,000	3,618,940
Nitto Denko Corp.	108,500	4,453,124
Toray Industries, Inc.	1,644,000	12,640,386
		36,900,454
Metals & Mining - 1.9%
Hitachi Metals Ltd.	717,000	8,930,916
TOTAL MATERIALS		45,831,370
TELECOMMUNICATION SERVICES - 2.2%
Wireless Telecommunication Services - 2.2%
NTT DoCoMo, Inc.	5,911	10,093,670

	Shares	Value
UTILITIES - 1.1%
Electric Utilities - 1.1%
Kansai Electric Power Co., Inc.	342,100	$ 4,960,954
TOTAL COMMON STOCKS (Cost $489,433,811)		442,900,905
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.14% (a)	17,107,452	17,107,452
Fidelity Securities Lending Cash Central Fund, 0.14% (a)(b)	2,395,168	2,395,168
TOTAL MONEY MARKET FUNDS (Cost $19,502,620)		19,502,620
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $508,936,431)		462,403,525
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(749,175)
NET ASSETS - 100%		$ 461,654,350
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,621
Fidelity Securities Lending Cash Central Fund	22,338
Total	$ 29,959
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 104,305,954	$ -	$ 104,305,954	$ -
Consumer Staples	14,896,415	-	14,896,415	-
Financials	84,226,881	-	84,226,881	-
Health Care	27,839,115	-	27,839,115	-
Industrials	34,897,495	-	34,897,495	-
Information Technology	115,849,051	-	115,849,051	-
Materials	45,831,370	-	45,831,370	-
Telecommunication Services	10,093,670	-	10,093,670	-
Utilities	4,960,954	-	4,960,954	-
Money Market Funds	19,502,620	19,502,620	-	-
Total Investments in Securities:	$ 462,403,525	$ 19,502,620	$ 442,900,905	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,263,518) - See accompanying schedule: Unaffiliated issuers (cost $489,433,811)	$ 442,900,905
Fidelity Central Funds (cost $19,502,620)	19,502,620
Total Investments (cost $508,936,431)		$ 462,403,525
Receivable for investments sold		4,583,856
Receivable for fund shares sold		145,385
Dividends receivable		4,348,505
Distributions receivable from Fidelity Central Funds		9,796
Prepaid expenses		223
Other receivables		16,839
Total assets		471,508,129

Liabilities
Payable for investments purchased	$ 6,523,928
Payable for fund shares redeemed	507,249
Accrued management fee	261,172
Distribution and service plan fees payable	12,706
Other affiliated payables	107,273
Other payables and accrued expenses	46,283
Collateral on securities loaned, at value	2,395,168
Total liabilities		9,853,779

Net Assets		$ 461,654,350
Net Assets consist of:
Paid in capital		$ 1,043,467,940
Undistributed net investment income		2,572,414
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(538,024,046)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(46,361,958)
Net Assets		$ 461,654,350

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,996,858 ÷ 1,209,632 shares)	$ 9.92

Maximum offering price per share (100/94.25 of $9.92)	$ 10.53
Class T: Net Asset Value and redemption price per share ($4,687,560 ÷ 473,450 shares)	$ 9.90

Maximum offering price per share (100/96.50 of $9.90)	$ 10.26
Class B: Net Asset Value and offering price per share ($1,362,536 ÷ 137,540 shares)A	$ 9.91

Class C: Net Asset Value and offering price per share ($8,445,200 ÷ 853,870 shares)A	$ 9.89

Japan: Net Asset Value, offering price and redemption price per share ($433,417,634 ÷ 43,630,712 shares)	$ 9.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,744,562 ÷ 175,758 shares)	$ 9.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 5,916,175
Interest		66
Income from Fidelity Central Funds		29,959
Income before foreign taxes withheld		5,946,200
Less foreign taxes withheld		(414,132)
Total income		5,532,068

Expenses
Management fee Basic fee	$ 1,644,413
Performance adjustment	405,699
Transfer agent fees	527,690
Distribution and service plan fees	75,928
Accounting and security lending fees	120,804
Custodian fees and expenses	26,804
Independent trustees' compensation	1,462
Registration fees	63,351
Audit	35,871
Legal	1,100
Miscellaneous	1,631
Total expenses before reductions	2,904,753
Expense reductions	(142,044)	2,762,709
Net investment income (loss)		2,769,359
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,843,113)
Foreign currency transactions	(77,793)
Total net realized gain (loss)		(5,920,906)
Change in net unrealized appreciation (depreciation) on: Investment securities	29,964,069
Assets and liabilities in foreign currencies	248,429
Total change in net unrealized appreciation (depreciation)		30,212,498
Net gain (loss)		24,291,592
Net increase (decrease) in net assets resulting from operations		$ 27,060,951

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,769,359	$ 7,504,955
Net realized gain (loss)	(5,920,906)	(68,712,920)
Change in net unrealized appreciation (depreciation)	30,212,498	31,829,795
Net increase (decrease) in net assets resulting from operations	27,060,951	(29,378,170)
Distributions to shareholders from net investment income	(7,688,787)	(9,748,982)
Distributions to shareholders from net realized gain	(2,570,905)	(10,506,757)
Total distributions	(10,259,692)	(20,255,739)
Share transactions - net increase (decrease)	(36,380,531)	(153,265,919)
Redemption fees	43,171	492,971
Total increase (decrease) in net assets	(19,536,101)	(202,406,857)

Net Assets
Beginning of period	481,190,451	683,597,308
End of period (including undistributed net investment income of $2,572,414 and undistributed net investment income of $7,491,842, respectively)	$ 461,654,350	$ 481,190,451

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.04	.09
Net realized and unrealized gain (loss)	.52	(1.39)
Total from investment operations	.56	(1.30)
Distributions from net investment income	(.13)	-
Distributions from net realized gain	(.05)	-
Total distributions	(.18)	-
Redemption fees added to paid in capital E	- K	.01
Net asset value, end of period	$ 9.92	$ 9.54
Total Return B, C, D	5.98%	(11.91)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.54% A	1.20% A
Expenses net of fee waivers, if any	1.47% A	1.20% A
Expenses net of all reductions	1.46% A	1.16% A
Net investment income (loss)	.92% A	1.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,997	$ 13,208
Portfolio turnover rate G	56% A	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.51	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.03	.07
Net realized and unrealized gain (loss)	.52	(1.40)
Total from investment operations	.55	(1.33)
Distributions from net investment income	(.11)	-
Distributions from net realized gain	(.05)	-
Total distributions	(.16)	-
Redemption fees added to paid in capital E	- K	.01
Net asset value, end of period	$ 9.90	$ 9.51
Total Return B, C, D	5.88%	(12.19)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83% A	1.48% A
Expenses net of fee waivers, if any	1.75% A	1.48% A
Expenses net of all reductions	1.73% A	1.44% A
Net investment income (loss)	.65% A	.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,688	$ 4,643
Portfolio turnover rate G	56% A	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.01	.02
Net realized and unrealized gain (loss)	.52	(1.39)
Total from investment operations	.53	(1.37)
Distributions from net investment income	(.04)	-
Distributions from net realized gain	(.05)	-
Total distributions	(.09)	-
Redemption fees added to paid in capital E	- K	.01
Net asset value, end of period	$ 9.91	$ 9.47
Total Return B, C, D	5.69%	(12.56)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.29% A	1.95% A
Expenses net of fee waivers, if any	2.22% A	1.95% A
Expenses net of all reductions	2.21% A	1.91% A
Net investment income (loss)	.17% A	.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,363	$ 1,458
Portfolio turnover rate G	56% A	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.48	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.01	.03
Net realized and unrealized gain (loss)	.51	(1.39)
Total from investment operations	.52	(1.36)
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.05)	-
Total distributions	(.11)	-
Redemption fees added to paid in capital E	- K	.01
Net asset value, end of period	$ 9.89	$ 9.48
Total Return B, C, D	5.56%	(12.47)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.27% A	1.92% A
Expenses net of fee waivers, if any	2.20% A	1.92% A
Expenses net of all reductions	2.19% A	1.88% A
Net investment income (loss)	.19% A	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,445	$ 8,750
Portfolio turnover rate G	56% A	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Japan

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 10.57	$ 10.03	$ 9.03	$ 18.00	$ 16.85
Income from Investment Operations
Net investment income (loss) D	.06	.15	.10	.08	.10	.04
Net realized and unrealized gain (loss)	.51	(.75)	.61	1.04	(6.64)	1.35
Total from investment operations	.57	(.60)	.71	1.12	(6.54)	1.39
Distributions from net investment income	(.16)	(.20)	(.07)	(.11)	(.04)	(.01)
Distributions from net realized gain	(.05)	(.21)	(.10)	(.01)	(2.39)	(.23)
Total distributions	(.21)	(.41)	(.17)	(.12)	(2.43)	(.24)
Redemption fees added to paid in capital D	- I	.01	- I	- I	- I	- I
Net asset value, end of period	$ 9.93	$ 9.57	$ 10.57	$ 10.03	$ 9.03	$ 18.00
Total Return B, C	6.11%	(6.00)%	7.12%	12.84%	(41.88)%	8.36%
Ratios to Average Net Assets E, G
Expenses before reductions	1.21% A	.86%	.93%	.90%	1.12%	1.08%
Expenses net of fee waivers, if any	1.17% A	.84%	.93%	.90%	1.12%	1.08%
Expenses net of all reductions	1.15% A	.80%	.93%	.89%	1.10%	1.06%
Net investment income (loss)	1.23% A	1.38%	.97%	.90%	.72%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 433,418	$ 450,417	$ 649,316	$ 944,902	$ 1,025,334	$ 1,779,451
Portfolio turnover rate F	56% A	134% H	43%	73%	78%	158%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate does not include the assets acquired in the merger. IAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.06	.13
Net realized and unrealized gain (loss)	.52	(1.40)
Total from investment operations	.58	(1.27)
Distributions from net investment income	(.17)	-
Distributions from net realized gain	(.05)	-
Total distributions	(.22)	-
Redemption fees added to paid in capital D	- J	.01
Net asset value, end of period	$ 9.93	$ 9.57
Total Return B, C	6.24%	(11.63)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.15% A	.79% A
Expenses net of fee waivers, if any	1.11% A	.79% A
Expenses net of all reductions	1.10% A	.75% A
Net investment income (loss)	1.28% A	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,745	$ 2,715
Portfolio turnover rate F	56% A	134% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Japan and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund offered Class F shares during the period June 26, 2009 through December 15, 2010 and all outstanding shares were redeemed by December 15, 2010.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,483,752
Gross unrealized depreciation	(69,187,867)
Net unrealized appreciation (depreciation) on securities and other investments	$ (53,704,115)

Tax cost	$ 516,107,640

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (158,381,488)
2017	(239,450,813)
2018	(26,887,863)
2019	(98,806,037)
Total capital loss carryforward	$ (523,526,201)

The Fund acquired $25,965,572 of capital loss carryforwards from the Fidelity Advisor Japan Fund when it merged into the Fund on December 17, 2010. Under the Internal Revenue Code, the losses acquired from Fidelity Advisor Japan Fund that will be available to offset future capital gains of the Fund will be limited. As a result, at least $17,152,282 of the losses acquired from Fidelity Advisor Japan Fund will expire unused and are not included in the capital loss carryforward amounts disclosed above.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $127,803,142 and $172,078,336, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment **(up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan Class of shares as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .88% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 15,770	$ 539
Class T	.25%	.25%	11,510	90
Class B	.75%	.25%	6,899	5,187
Class C	.75%	.25%	41,749	15,597
			$ 75,928	$ 21,413

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC*
Class A	$ 2,683
Class T	856
Class B	991
Class C	1,682
$ 6,212

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 19,034.30
Class T	7,791.34
Class B	2,080.30
Class C	11,520.28
Japan	485,406.22
Institutional Class	1,859.16
	$ 527,690

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $706 and is reflected in miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $22,338. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 4,359
Class T	1.70%	1,853
Class B	2.20%	481
Class C	2.20%	2,553
Japan	1.20%	97,123
Institutional Class	1.20%	460
		$ 106,829

Effective January 1, 2012 the expense limitations were discontinued.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $35,215 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011 A, B
From net investment income
Class A	$ 168,535	$ -
Class T	50,833	-
Class B	6,144	-
Class C	52,214	-
Japan	7,354,386	9,544,936
Class F	-	204,046
Institutional Class	56,675	-
Total	$ 7,688,787	$ 9,748,982

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended April 30, 2012	Year ended October 31, 2011 A, B
From net realized gain
Class A	$ 69,007	$ -
Class T	24,703	-
Class B	7,792	-
Class C	46,858	-
Japan	2,405,209	10,328,111
Class F	-	178,646
Institutional Class	17,336	-
Total	$ 2,570,905	$ 10,506,757

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period December 14, 2010 (commencement of operations) to October 31, 2011.

B All Class F shares were redeemed on December 15, 2010.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011 A, B	Six months ended April 30, 2012	Year ended October 31, 2011 A, B
Class A
Shares sold	202,134	902,250	$ 1,911,359	$ 9,266,531
Issued in exchange for shares of Fidelity Advisor Japan Fund	-	1,458,691	-	15,812,213
Reinvestment of distributions	22,132	-	206,271	-
Shares Redeemed	(399,693)	(975,882)	(3,827,129)	(10,202,627)
Net increase (decrease)	(175,427)	1,385,059	$ (1,709,499)	$ 14,876,117
Class T
Shares sold	40,068	132,383	$ 385,859	$ 1,384,063
Issued in exchange for shares of Fidelity Advisor Japan Fund	-	487,882	-	5,288,638
Reinvestment of distributions	7,853	-	73,111	-
Shares Redeemed	(62,542)	(132,194)	(599,705)	(1,415,637)
Net increase (decrease)	(14,621)	488,071	$ (140,735)	$ 5,257,064
Class B
Shares sold	6,521	15,198	$ 64,926	$ 161,868
Issued in exchange for shares of Fidelity Advisor Japan Fund	-	224,548	-	2,434,105
Reinvestment of distributions	1,058	-	9,881	-
Shares Redeemed	(23,959)	(85,826)	(228,364)	(926,239)
Net increase (decrease)	(16,380)	153,920	$ (153,557)	$ 1,669,734
Class C
Shares sold	74,779	711,218	$ 731,653	$ 7,424,606
Issued in exchange for shares of Fidelity Advisor Japan Fund	-	857,308	-	9,293,223
Reinvestment of distributions	7,654	-	71,333	-
Shares Redeemed	(152,036)	(645,053)	(1,440,413)	(6,643,542)
Net increase (decrease)	(69,603)	923,473	$ (637,427)	$ 10,074,287
Japan
Shares sold	1,920,092	16,755,813	$ 18,669,563	$ 180,371,996
Reinvestment of distributions	1,014,920	1,718,167	9,459,053	18,229,748
Shares Redeemed	(6,376,345)	(32,842,865)	(60,827,772)	(351,598,189)
Net increase (decrease)	(3,441,333)	(14,368,885)	$ (32,699,156)	$ (152,996,445)
Class F
Shares sold	-	346,757	$ -	$ 3,766,116
Reinvestment of distributions	-	36,103	-	382,692
Shares Redeemed	-	(3,617,960)	-	(39,396,699)
Net increase (decrease)	-	(3,235,100)	$ -	$ (35,247,891)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011 A, B	Six months ended April 30, 2012	Year ended October 31, 2011 A, B
Institutional Class
Shares sold	217,742	324,072	$ 2,057,752	$ 3,355,850
Issued in exchange for shares of Fidelity Advisor Japan Fund	-	420,228	-	4,555,276
Reinvestment of distributions	6,735	-	62,700	-
Shares Redeemed	(332,438)	(460,581)	(3,160,609)	(4,809,911)
Net increase (decrease)	(107,961)	283,719	$ (1,040,157)	$ 3,101,215

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period December 14, 2010 (commencement of sale of shares) to October 31, 2011.

B All Class F Shares were redeemed on December 15, 2010.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 35% of the total outstanding shares of the Fund. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 45% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Japan Smaller Companies Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Actual	1.05%	$ 1,000.00	$ 1,052.50	$ 5.36
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.64	$ 5.27

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Japan Smaller Companies Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
Japan	99.2%
United States of America	0.8%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
Japan	99.4%
United States of America	0.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.2	99.4
Short-Term Investments and Net Other Assets (Liabilities)	0.8	0.6
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Nintendo Co. Ltd. (Software)	6.7	0.0
ORIX Corp. (Diversified Financial Services)	6.5	6.1
Kakaku.com, Inc. (Internet Software & Services)	5.4	3.6
Pigeon Corp. (Household Products)	4.5	6.4
Takara Leben Co. Ltd. (Real Estate Management & Development)	3.9	3.5
Kubota Corp. (Machinery)	3.8	2.5
Osaka Securities Exchange Co. Ltd. (Diversified Financial Services)	3.8	3.8
CyberAgent, Inc. (Media)	3.2	2.4
Citizen Holdings Co. Ltd. (Electronic Equipment & Components)	3.2	2.9
Hitachi Chemical Co. Ltd. (Chemicals)	2.9	0.2
	43.9
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.0	23.7
Financials	19.0	15.9
Consumer Discretionary	17.4	19.0
Industrials	15.2	18.3
Materials	10.1	10.4
Health Care	8.1	5.7
Consumer Staples	5.1	6.4
Energy	0.3	0.0

Semiannual Report

Fidelity Japan Smaller Companies Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 17.4%
Auto Components - 5.9%
Bridgestone Corp.	7,100	$ 168,009
Denso Corp.	117,200	3,789,933
Nippon Seiki Co. Ltd.	47,000	592,908
Stanley Electric Co. Ltd.	504,100	7,723,116
Sumitomo Rubber Industries Ltd.	293,900	4,044,583
		16,318,549
Automobiles - 0.8%
Fuji Heavy Industries Ltd.	311,000	2,345,870
Household Durables - 1.4%
Koshidaka Holdings Co. Ltd.	75,400	2,341,486
West Holdings Corp.	81,700	1,425,683
		3,767,169
Leisure Equipment & Products - 0.4%
KAWAI Musical Instruments Manufacturing Co. Ltd.	491,000	1,202,065
Media - 3.4%
CyberAgent, Inc.	2,920	8,993,522
Proto Corp.	14,100	485,306
		9,478,828
Specialty Retail - 4.7%
Asahi Co. Ltd.	48,300	953,081
Chiyoda Co. Ltd.	45,100	1,051,102
Fuji Corp.	41,800	607,254
MEGANE TOP CO. LTD.	195,585	2,511,698
Otsuka Kagu Ltd.	67,500	775,125
Pal Co. Ltd.	154,000	7,310,295
		13,208,555
Textiles, Apparel & Luxury Goods - 0.8%
Fuji Spinning Co. Ltd.	961,000	2,128,042
TOTAL CONSUMER DISCRETIONARY		48,449,078
CONSUMER STAPLES - 5.1%
Food & Staples Retailing - 0.6%
Sugi Holdings Co. Ltd.	12,800	414,841
Yamaya Corp.	52,300	1,116,426
		1,531,267
Household Products - 4.5%
Pigeon Corp.	316,000	12,608,736
TOTAL CONSUMER STAPLES		14,140,003
ENERGY - 0.3%
Energy Equipment & Services - 0.3%
Toyo Kanetsu KK	390,000	881,299

	Shares	Value
FINANCIALS - 19.0%
Capital Markets - 0.2%
Sawada Holdings Co. Ltd. (a)	88,000	$ 644,113
Commercial Banks - 0.5%
Shinsei Bank Ltd.	1,075,000	1,387,314
Consumer Finance - 2.7%
Aeon Credit Service Co. Ltd. (d)	421,800	7,353,424
Diversified Financial Services - 10.3%
ORIX Corp.	190,770	18,240,816
Osaka Securities Exchange Co. Ltd.	1,837	10,517,973
		28,758,789
Insurance - 0.2%
Tokio Marine Holdings, Inc.	24,200	619,162
Real Estate Management & Development - 5.1%
Airport Facilities Co. Ltd.	164,300	736,275
Takara Leben Co. Ltd.	1,262,300	10,950,202
Toho Real Estate Co. Ltd.	46,000	277,891
Tokyu Land Corp.	463,000	2,231,600
		14,195,968
TOTAL FINANCIALS		52,958,770
HEALTH CARE - 8.1%
Biotechnology - 2.6%
Sosei Group Corp. (a)(d)	4,502	7,124,437
Health Care Equipment & Supplies - 4.8%
Nikkiso Co. Ltd.	723,000	7,592,480
Olympus Corp.	359,300	5,641,648
Sysmex Corp.	5,200	208,992
		13,443,120
Pharmaceuticals - 0.7%
Rohto Pharmaceutical Co. Ltd.	161,000	2,062,348
TOTAL HEALTH CARE		22,629,905
INDUSTRIALS - 15.2%
Building Products - 2.0%
Nichias Corp.	835,000	4,333,979
Shinko Kogyo Co. Ltd.	285,700	1,381,713
		5,715,692
Construction & Engineering - 1.5%
Toyo Engineering Corp.	838,000	3,795,425
Yahagi Construction Co. Ltd.	49,800	256,356
		4,051,781
Machinery - 11.0%
Fanuc Corp.	33,900	5,717,611
HIRANO TECSEED Co. Ltd.	259,000	1,839,524
Hoshizaki Electric Co. Ltd.	129,900	3,115,100
Kubota Corp.	1,102,000	10,638,415
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Makita Corp.	129,300	$ 4,949,742
Nitta Corp.	225,600	4,283,787
		30,544,179
Professional Services - 0.0%
Weathernews, Inc.	4,400	135,852
Trading Companies & Distributors - 0.7%
Kamei Corp.	56,000	792,784
Takashima & Co. Ltd.	167,000	557,872
Tomoe Engineering Co. Ltd.	29,000	661,829
		2,012,485
TOTAL INDUSTRIALS		42,459,989
INFORMATION TECHNOLOGY - 24.0%
Electronic Equipment & Components - 6.5%
Citizen Holdings Co. Ltd.	1,396,400	8,770,248
Maruwa Ceramic Co. Ltd.	22,500	909,634
Origin Electric Co. Ltd.	734,000	3,064,545
Shimadzu Corp.	358,000	3,187,466
Shinko Shoji Co. Ltd.	66,700	560,067
Topcon Corp.	195,200	1,503,778
		17,995,738
Internet Software & Services - 5.7%
GMO Internet, Inc.	108,400	579,845
GREE, Inc. (d)	100	2,705
Kakaku.com, Inc.	481,400	14,970,773
WebCrew, Inc.	32,300	412,651
		15,965,974
IT Services - 0.2%
CAC Corp.	68,200	596,296
Office Electronics - 2.0%
Canon, Inc.	125,100	5,670,870
Semiconductors & Semiconductor Equipment - 1.9%
Megachips Corp.	64,600	1,427,576
Shinko Electric Industries Co.Ltd. (d)	417,300	3,900,890
		5,328,466
Software - 7.7%
Nexon Co. Ltd.	131,800	2,498,367
Nintendo Co. Ltd.	137,300	18,534,452
NSD Co. Ltd.	44,400	367,166
		21,399,985
TOTAL INFORMATION TECHNOLOGY		66,957,329
MATERIALS - 10.1%
Chemicals - 4.6%
Daiichi Kigenso Kagaku-Kogyo Co. Ltd. (d)	13,700	473,904

	Shares	Value
Hitachi Chemical Co. Ltd.	432,200	$ 8,012,420
JSP Corp.	40,500	553,099
Kanto Denka Kogyo Co. Ltd. (d)	321,000	1,040,043
Mitsubishi Gas Chemical Co., Inc.	217,000	1,421,740
Nitta Gelatin, Inc.	10,200	67,621
STELLA CHEMIFA Corp.	58,800	1,339,631
		12,908,458
Construction Materials - 0.6%
Taiheiyo Cement Corp.	637,000	1,520,343
Metals & Mining - 4.9%
Chuo Denki Kogyo Co. Ltd.	102,600	529,205
Hitachi Metals Ltd.	611,000	7,610,585
Kurimoto Ltd.	1,327,000	3,083,201
Toyo Kohan Co. Ltd.	191,000	686,107
Yamato Kogyo Co. Ltd.	57,400	1,633,426
		13,542,524
TOTAL MATERIALS		27,971,325
TOTAL COMMON STOCKS (Cost $261,348,736)		276,447,698
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.14% (b)	627,779	627,779
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	3,694,025	3,694,025
TOTAL MONEY MARKET FUNDS (Cost $4,321,804)		4,321,804
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $265,670,540)		280,769,502
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,961,867)
NET ASSETS - 100%		$ 278,807,635
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 284
Fidelity Securities Lending Cash Central Fund	63,406
Total	$ 63,690
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Takara Leben Co. Ltd.	$ 10,582,018	$ -	$ 4,798,852	$ 131,689	$ -
Total	$ 10,582,018	$ -	$ 4,798,852	$ 131,689	$ -
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 48,449,078	$ -	$ 48,449,078	$ -
Consumer Staples	14,140,003	-	14,140,003	-
Energy	881,299	-	881,299	-
Financials	52,958,770	-	52,958,770	-
Health Care	22,629,905	-	22,629,905	-
Industrials	42,459,989	-	42,459,989	-
Information Technology	66,957,329	-	66,957,329	-
Materials	27,971,325	-	27,971,325	-
Money Market Funds	4,321,804	4,321,804	-	-
Total Investments in Securities:	$ 280,769,502	$ 4,321,804	$ 276,447,698	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Smaller Companies Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,508,422) - See accompanying schedule: Unaffiliated issuers (cost $261,348,736)	$ 276,447,698
Fidelity Central Funds (cost $4,321,804)	4,321,804
Total Investments (cost $265,670,540)		$ 280,769,502
Foreign currency held at value (cost $150,294)		151,358
Receivable for investments sold		4,078,785
Receivable for fund shares sold		22,457
Dividends receivable		2,201,928
Distributions receivable from Fidelity Central Funds		10,023
Prepaid expenses		299
Other receivables		34,167
Total assets		287,268,519

Liabilities
Payable for investments purchased	$ 4,062,968
Payable for fund shares redeemed	420,511
Accrued management fee	163,569
Other affiliated payables	66,983
Other payables and accrued expenses	52,828
Collateral on securities loaned, at value	3,694,025
Total liabilities		8,460,884

Net Assets		$ 278,807,635
Net Assets consist of:
Paid in capital		$ 347,943,746
Undistributed net investment income		1,153,993
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(85,473,179)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,183,075
Net Assets, for 31,121,053 shares outstanding		$ 278,807,635
Net Asset Value, offering price and redemption price per share ($278,807,635 ÷ 31,121,053 shares)		$ 8.96

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 2,782,329
Income from Fidelity Central Funds		63,690
Income before foreign taxes withheld		2,846,019
Less foreign taxes withheld		(194,763)
Total income		2,651,256

Expenses
Management fee	$ 1,040,408
Transfer agent fees	344,667
Accounting and security lending fees	78,406
Custodian fees and expenses	36,132
Independent trustees' compensation	952
Registration fees	12,784
Audit	30,664
Legal	695
Miscellaneous	1,448
Total expenses before reductions	1,546,156
Expense reductions	(57,043)	1,489,113
Net investment income (loss)		1,162,143
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,390,018
Foreign currency transactions	(10,608)
Total net realized gain (loss)		2,379,410
Change in net unrealized appreciation (depreciation) on: Investment securities	11,312,281
Assets and liabilities in foreign currencies	113,657
Total change in net unrealized appreciation (depreciation)		11,425,938
Net gain (loss)		13,805,348
Net increase (decrease) in net assets resulting from operations		$ 14,967,491

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Smaller Companies Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,162,143	$ 2,836,322
Net realized gain (loss)	2,379,410	23,210,552
Change in net unrealized appreciation (depreciation)	11,425,938	(10,169,674)
Net increase (decrease) in net assets resulting from operations	14,967,491	15,877,200
Distributions to shareholders from net investment income	(2,759,893)	(1,489,334)
Distributions to shareholders from net realized gain	(1,096,879)	(3,144,149)
Total distributions	(3,856,772)	(4,633,483)
Share transactions Proceeds from sales of shares	17,555,420	121,909,283
Reinvestment of distributions	3,393,514	3,574,551
Cost of shares redeemed	(56,899,803)	(118,866,572)
Net increase (decrease) in net assets resulting from share transactions	(35,950,869)	6,617,262
Redemption fees	29,181	154,525
Total increase (decrease) in net assets	(24,810,969)	18,015,504

Net Assets
Beginning of period	303,618,604	285,603,100
End of period (including undistributed net investment income of $1,153,993 and undistributed net investment income of $2,751,743, respectively)	$ 278,807,635	$ 303,618,604
Other Information Shares
Sold	2,030,866	13,512,424
Issued in reinvestment of distributions	392,314	415,163
Redeemed	(6,544,173)	(13,376,811)
Net increase (decrease)	(4,120,993)	550,776

Financial Highlights

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.62	$ 8.23	$ 8.59	$ 6.99	$ 12.63	$ 13.43
Income from Investment Operations
Net investment income (loss) D	.03	.08	.04	.02	.04	.03
Net realized and unrealized gain (loss)	.42	.45	(.25)	1.63	(5.45)	(.46)
Total from investment operations	.45	.53	(.21)	1.65	(5.41)	(.43)
Distributions from net investment income	(.08)	(.05)	(.03)	(.04)	(.02)	(.01)
Distributions from net realized gain	(.03)	(.10)	(.12)	(.01)	(.21)	(.36)
Total distributions	(.11)	(.14) I	(.15)	(.05)	(.23)	(.37)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 8.96	$ 8.62	$ 8.23	$ 8.59	$ 6.99	$ 12.63
Total Return B,C	5.25%	6.44%	(2.50)%	23.84%	(43.58)%	(3.27)%
Ratios to Average Net Assets E,G
Expenses before reductions	1.05% A	1.05%	1.09%	1.16%	1.05%	1.02%
Expenses net of fee waivers, if any	1.05% A	1.05%	1.09%	1.16%	1.05%	1.02%
Expenses net of all reductions	1.01% A	1.01%	1.09%	1.14%	1.03%	1.00%
Net investment income (loss)	.79% A	.88%	.43%	.33%	.44%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 278,808	$ 303,619	$ 285,603	$ 395,714	$ 393,934	$ 811,653
Portfolio turnover rate F	104% A	133%	78%	183%	86%	76%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Amount represents less than $.01 per share. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Japan Smaller Companies Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs)and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, Capital loss carryfowards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 24,737,257
Gross unrealized depreciation	(16,483,183)
Net unrealized appreciation (depreciation) on securities and other investments	$ 8,254,074

Tax cost	$ 272,515,428

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (14,097,674)
2017	(65,380,044)
Total capital loss carryforward	$ (79,477,718)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $152,558,273 and $191,603,108, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $452 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $63,406. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $57,043 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 20% of the total outstanding shares of the Fund. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 32% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Latin America Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.35%
Actual		$ 1,000.00	$ 1,024.30	$ 6.79
Hypothetical A		$ 1,000.00	$ 1,018.15	$ 6.77
Class T	1.61%
Actual		$ 1,000.00	$ 1,022.90	$ 8.10
Hypothetical A		$ 1,000.00	$ 1,016.86	$ 8.07
Class B	2.10%
Actual		$ 1,000.00	$ 1,020.40	$ 10.55
Hypothetical A		$ 1,000.00	$ 1,014.42	$ 10.52
Class C	2.09%
Actual		$ 1,000.00	$ 1,020.50	$ 10.50
Hypothetical A		$ 1,000.00	$ 1,014.47	$ 10.47
Latin America	1.01%
Actual		$ 1,000.00	$ 1,026.10	$ 5.09
Hypothetical A		$ 1,000.00	$ 1,019.84	$ 5.07
Institutional Class	1.04%
Actual		$ 1,000.00	$ 1,026.10	$ 5.24
Hypothetical A		$ 1,000.00	$ 1,019.69	$ 5.22

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Latin America Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
Brazil	53.2%
Mexico	21.4%
Chile	13.1%
Colombia	5.7%
United States of America	2.9%
Peru	2.7%
Canada	0.7%
Luxembourg	0.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
Brazil	56.9%
Mexico	19.5%
Chile	12.4%
Colombia	3.6%
United States of America	2.8%
Peru	2.3%
Luxembourg	1.4%
Canada	0.8%
Norway	0.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.9	98.0
Short-Term Investments and Net Other Assets (Liabilities)	1.1	2.0
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
America Movil SAB de CV Series L (Mexico, Wireless Telecommunication Services)	9.8	9.2
Itau Unibanco Banco Multiplo SA (Brazil, Commercial Banks)	7.0	8.5
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	6.0	5.9
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR (Brazil, Beverages)	5.0	4.6
Petroleo Brasileiro SA - Petrobras (Brazil, Oil, Gas & Consumable Fuels)	4.5	4.2
Wal-Mart de Mexico SA de CV Series V (Mexico, Food & Staples Retailing)	4.5	4.6
Vale SA (PN-A) (Brazil, Metals & Mining)	4.3	5.4
CAP SA (Chile, Metals & Mining)	3.2	3.4
Telefonica Brasil SA (Brazil, Diversified Telecommunication Services)	2.7	2.5
Banco Santander Chile sponsored ADR (Chile, Commercial Banks)	2.5	2.6
	49.5
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	19.3	18.4
Financials	17.0	17.9
Materials	16.5	18.0
Telecommunication Services	16.1	16.1
Energy	14.4	12.9
Utilities	7.6	7.1
Industrials	5.1	4.3
Consumer Discretionary	2.9	3.2
Health Care	0.0	0.1

Semiannual Report

Fidelity Latin America Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Brazil - 53.2%
AES Tiete SA (PN) (non-vtg.)	4,682,945	$ 65,595,379
Banco Bradesco SA:
(PN)	3,261,216	52,404,609
(PN) sponsored ADR	644,797	10,336,096
Brasil Foods SA	713,800	13,050,353
Braskem SA Class A sponsored ADR (d)	285,500	4,196,850
Brookfield Incorporacoes SA	3,544,200	9,333,937
BTG Pactual Participations Ltd. (e)	201,914	3,240,327
BTG Pactual Participations Ltd. (a)	194,144	3,115,634
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	3,594,530	150,898,369
sponsored ADR	345,425	12,089,875
Companhia de Concessoes Rodoviarias	6,650,600	51,637,531
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	42,800	3,388,048
CPFL Energia SA sponsored ADR (d)	1,399,699	39,471,512
Eletropaulo Metropolitana SA (PN-B)	1,493,420	22,846,118
Itau Unibanco Banco Multiplo SA	3,511,400	55,264,276
Itau Unibanco Banco Multiplo SA sponsored ADR	9,805,703	153,851,480
Itausa-Investimentos Itau SA:
rights 5/31/12 (a)	65,196	19,154
(PN)	5,372,620	25,536,257
Light SA	1,776,200	23,109,283
Lojas Americanas SA (PN)	2,584,837	24,300,438
Lupatech SA (a)	1,356,700	3,644,154
Multiplus SA	1,820,300	39,439,913
OGX Petroleo e Gas Participacoes SA (a)	1,715,000	11,903,287
Petroleo Brasileiro SA - Petrobras:
(ON)	919,228	10,797,427
(PN) (non-vtg.)	8,998,371	100,503,800
(PN) sponsored ADR (non-vtg.)	3,638,361	80,626,080
sponsored ADR	5,265,220	123,943,279
Souza Cruz SA	4,013,400	62,512,313
TAM SA (PN) sponsored ADR (ltd. vtg.) (d)	1,921,846	46,989,135
Telefonica Brasil SA	1,239,613	35,377,566
Telefonica Brasil SA sponsored ADR (d)	1,561,083	44,444,033
TIM Participacoes SA	5,711,695	33,979,813
TIM Participacoes SA sponsored ADR	705,624	21,119,326
Tractebel Energia SA	1,189,200	20,494,305
Usinas Siderurgicas de Minas Gerais SA - Usiminas	1,715,450	16,379,188
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	4,610,100	26,410,457
Vale SA:
(PN-A)	1,797,500	39,087,362

	Shares	Value
(PN-A) sponsored ADR (d)	4,135,729	$ 89,455,818
sponsored ADR	2,762,962	61,337,756
TOTAL BRAZIL		1,592,130,538
Canada - 0.7%
Petrominerales Ltd.	858,100	12,553,323
Silver Standard Resources, Inc. (a)	573,000	8,262,663
TOTAL CANADA		20,815,986
Chile - 13.1%
Banco de Chile sponsored ADR	99,300	9,296,466
Banco Santander Chile sponsored ADR (d)	916,843	75,006,926
CAP SA	2,247,534	94,284,323
Compania Cervecerias Unidas SA	3,400,607	48,755,362
Compania Cervecerias Unidas SA sponsored ADR	8,028	574,965
Compania Sudamericana de Vapores	39,294,186	4,576,627
Embotelladora Andina SA: Class A	975,556	4,424,291
Class B	1,802,993	9,552,036
Empresa Nacional de Electricidad SA	5,398,806	9,837,158
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,838,813	36,438,904
Enersis SA	35,324,499	14,410,884
Enersis SA sponsored ADR	1,296,547	26,281,008
SACI Falabella	5,421,372	53,196,733
Sociedad Matriz SAAM SA (a)	48,961,581	5,853,993
TOTAL CHILE		392,489,676
Colombia - 5.6%
BanColombia SA sponsored ADR	565,396	38,350,811
Bolsa de Valores de Colombia	592,791,382	11,469,832
Ecopetrol SA	19,382,595	62,688,458
Empresa de Telecomunicaciones de Bogota	40,082,319	10,962,275
Grupo de Inversiones Surameric	1,261,285	22,872,878
Inversiones Argos SA	2,305,387	22,237,890
TOTAL COLOMBIA		168,582,144
Luxembourg - 0.3%
Millicom International Cellular SA (depository receipt)	91,313	9,700,924
Mexico - 21.4%
America Movil SAB de CV:
Series L	5,073,400	6,764,170
Series L sponsored ADR	10,711,588	285,463,821
Bolsa Mexicana de Valores SA de CV	13,430,370	26,843,834
Coca-Cola FEMSA SAB de CV sponsored ADR	243,800	25,830,610
Compartamos SAB de CV	11,127,300	13,563,004
Fibra Uno Administracion SA de CV	3,314,100	6,504,470
Fomento Economico Mexicano SAB de CV sponsored ADR	577,960	46,965,030
Grupo Modelo SAB de CV Series C	2,327,100	16,431,274
Common Stocks - continued
	Shares	Value
Mexico - continued
Industrias Penoles SA de CV	730,155	$ 34,131,476
Kimberly-Clark de Mexico SA de CV Series A	21,852,000	44,548,680
Wal-Mart de Mexico SA de CV Series V	46,682,970	133,475,125
TOTAL MEXICO		640,521,494
Peru - 2.7%
Alicorp SA Class C	4,479,951	12,113,937
Compania de Minas Buenaventura SA sponsored ADR	1,698,000	70,076,460
TOTAL PERU		82,190,397
United States of America - 1.8%
BPZ Energy, Inc. (a)(d)	3,618,800	14,656,140
Gran Tierra Energy, Inc. (Canada) (a)	1,649,500	10,637,626
Southern Copper Corp.	840,851	27,647,181
TOTAL UNITED STATES OF AMERICA		52,940,947
TOTAL COMMON STOCKS (Cost $1,661,549,806)		2,959,372,106
Nonconvertible Preferred Stocks - 0.1%

Colombia - 0.1%
Grupo de Inversiones Surameric (Cost $2,763,035)	161,141	3,061,204
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	543,883	$ 543,883
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	66,591,275	66,591,275
TOTAL MONEY MARKET FUNDS (Cost $67,135,158)		67,135,158
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,731,447,999)		3,029,568,468
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(35,501,280)
NET ASSETS - 100%		$ 2,994,067,188
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,240,327 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,227
Fidelity Securities Lending Cash Central Fund	220,486
Total	$ 233,713
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 86,831,108	$ 86,831,108	$ -	$ -
Consumer Staples	581,222,220	581,222,220	-	-
Energy	428,309,420	428,309,420	-	-
Financials	510,737,258	510,718,104	19,154	-
Industrials	152,141,353	152,141,353	-	-
Materials	493,507,424	493,507,424	-	-
Telecommunication Services	484,250,832	484,250,832	-	-
Utilities	225,433,695	225,433,695	-	-
Money Market Funds	67,135,158	67,135,158	-	-
Total Investments in Securities:	$ 3,029,568,468	$ 3,029,549,314	$ 19,154	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Latin America Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $63,907,329) - See accompanying schedule: Unaffiliated issuers (cost $1,664,312,841)	$ 2,962,433,310
Fidelity Central Funds (cost $67,135,158)	67,135,158
Total Investments (cost $1,731,447,999)		$ 3,029,568,468
Foreign currency held at value (cost $3,683,354)		3,683,018
Receivable for investments sold		20,718,932
Receivable for fund shares sold		2,647,985
Dividends receivable		27,426,931
Distributions receivable from Fidelity Central Funds		53,918
Prepaid expenses		2,937
Other affiliated receivables		343
Other receivables		293,005
Total assets		3,084,395,537

Liabilities
Payable for investments purchased	$ 13,353,672
Payable for fund shares redeemed	7,510,134
Accrued management fee	1,802,877
Distribution and service plan fees payable	69,065
Other affiliated payables	671,165
Other payables and accrued expenses	330,161
Collateral on securities loaned, at value	66,591,275
Total liabilities		90,328,349

Net Assets		$ 2,994,067,188
Net Assets consist of:
Paid in capital		$ 1,656,308,599
Undistributed net investment income		31,488,307
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,500,216
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,297,770,066
Net Assets		$ 2,994,067,188

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($87,463,873 ÷ 1,653,056 shares)	$ 52.91

Maximum offering price per share (100/94.25 of $52.91)	$ 56.14
Class T: Net Asset Value and redemption price per share ($24,515,051 ÷ 463,412 shares)	$ 52.90

Maximum offering price per share (100/96.50 of $52.90)	$ 54.82
Class B: Net Asset Value and offering price per share ($12,365,175 ÷ 233,929 shares)A	$ 52.86

Class C: Net Asset Value and offering price per share ($34,003,913 ÷ 643,207 shares)A	$ 52.87

Latin America: Net Asset Value, offering price and redemption price per share ($2,825,129,717 ÷ 53,331,267 shares)	$ 52.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,589,459 ÷ 199,969 shares)	$ 52.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 63,834,913
Interest		249
Income from Fidelity Central Funds		233,713
Income before foreign taxes withheld		64,068,875
Less foreign taxes withheld		(4,653,942)
Total income		59,414,933

Expenses
Management fee	$ 10,687,004
Transfer agent fees	3,288,519
Distribution and service plan fees	417,020
Accounting and security lending fees	663,410
Custodian fees and expenses	560,357
Independent trustees' compensation	9,190
Registration fees	70,397
Audit	38,093
Legal	6,802
Miscellaneous	14,580
Total expenses before reductions	15,755,372
Expense reductions	(45,928)	15,709,444
Net investment income (loss)		43,705,489
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	117,201,942
Foreign currency transactions	(631,916)
Total net realized gain (loss)		116,570,026
Change in net unrealized appreciation (depreciation) on: Investment securities	(91,696,853)
Assets and liabilities in foreign currencies	(449,030)
Total change in net unrealized appreciation (depreciation)		(92,145,883)
Net gain (loss)		24,424,143
Net increase (decrease) in net assets resulting from operations		$ 68,129,632

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,705,489	$ 90,374,208
Net realized gain (loss)	116,570,026	338,023,359
Change in net unrealized appreciation (depreciation)	(92,145,883)	(733,138,438)
Net increase (decrease) in net assets resulting from operations	68,129,632	(304,740,871)
Distributions to shareholders from net investment income	(46,233,472)	(22,292,136)
Distributions to shareholders from net realized gain	-	(15,707,585)
Total distributions	(46,233,472)	(37,999,721)
Share transactions - net increase (decrease)	(88,691,180)	(1,114,870,853)
Redemption fees	213,953	763,732
Total increase (decrease) in net assets	(66,581,067)	(1,456,847,713)

Net Assets
Beginning of period	3,060,648,255	4,517,495,968
End of period (including undistributed net investment income of $31,488,307 and undistributed net investment income of $34,016,290, respectively)	$ 2,994,067,188	$ 3,060,648,255

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 52.38	$ 57.48	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.68	1.15	.02
Net realized and unrealized gain (loss)	.55	(5.87)	2.79
Total from investment operations	1.23	(4.72)	2.81
Distributions from net investment income	(.70)	(.19)	(.80)
Distributions from net realized gain	-	(.20)	-
Total distributions	(.70)	(.39)	(.80)
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 52.91	$ 52.38	$ 57.48
Total Return B,C,D	2.43%	(8.26)%	5.14%
Ratios to Average Net Assets F,I
Expenses before reductions	1.35% A	1.34%	1.37% A
Expenses net of fee waivers, if any	1.35% A	1.34%	1.37% A
Expenses net of all reductions	1.35% A	1.34%	1.34% A
Net investment income (loss)	2.59% A	2.05%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,464	$ 91,407	$ 115,626
Portfolio turnover rate G	25% A	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 52.27	$ 57.47	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.61	.99	.01
Net realized and unrealized gain (loss)	.55	(5.85)	2.79
Total from investment operations	1.16	(4.86)	2.80
Distributions from net investment income	(.53)	(.15)	(.80)
Distributions from net realized gain	-	(.20)	-
Total distributions	(.53)	(.35)	(.80)
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 52.90	$ 52.27	$ 57.47
Total Return B,C,D	2.29%	(8.50)%	5.12%
Ratios to Average Net Assets F,I
Expenses before reductions	1.61% A	1.61%	1.63% A
Expenses net of fee waivers, if any	1.61% A	1.61%	1.63% A
Expenses net of all reductions	1.61% A	1.61%	1.60% A
Net investment income (loss)	2.33% A	1.78%	.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,515	$ 26,020	$ 36,820
Portfolio turnover rate G	25% A	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31,  2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 52.06	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.48	.72	(.02)
Net realized and unrealized gain (loss)	.57	(5.84)	2.79
Total from investment operations	1.05	(5.12)	2.77
Distributions from net investment income	(.25)	(.07)	(.80)
Distributions from net realized gain	-	(.20)	-
Total distributions	(.25)	(.27)	(.80)
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 52.86	$ 52.06	$ 57.44
Total Return B,C,D	2.04%	(8.94)%	5.06%
Ratios to Average Net Assets F,I
Expenses before reductions	2.10% A	2.10%	2.12% A
Expenses net of fee waivers, if any	2.10% A	2.10%	2.12% A
Expenses net of all reductions	2.10% A	2.10%	2.10% A
Net investment income (loss)	1.84% A	1.29%	(.36)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,365	$ 14,114	$ 20,392
Portfolio turnover rate G	25% A	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 52.05	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.49	.73	(.02)
Net realized and unrealized gain (loss)	.56	(5.84)	2.79
Total from investment operations	1.05	(5.11)	2.77
Distributions from net investment income	(.23)	(.09)	(.80)
Distributions from net realized gain	-	(.20)	-
Total distributions	(.23)	(.29)	(.80)
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 52.87	$ 52.05	$ 57.44
Total Return B,C,D	2.05%	(8.93)%	5.06%
Ratios to Average Net Assets F,I
Expenses before reductions	2.09% A	2.08%	2.09% A
Expenses net of fee waivers, if any	2.09% A	2.08%	2.09% A
Expenses net of all reductions	2.09% A	2.08%	2.07%A
Net investment income (loss)	1.85% A	1.31%	(.34)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,004	$ 35,203	$ 48,329
Portfolio turnover rate G	25% A	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Latin America

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 52.48	$ 57.50	$ 47.29	$ 28.69	$ 67.90	$ 41.13
Income from Investment Operations
Net investment income (loss) D	.77	1.34	1.07	.72	.83	.68
Net realized and unrealized gain (loss)	.54	(5.88)	11.00	18.32	(37.74)	27.43
Total from investment operations	1.31	(4.54)	12.07	19.04	(36.91)	28.11
Distributions from net investment income	(.82)	(.29)	(1.49)	(.46)	(.65)	(.61)
Distributions from net realized gain	-	(.20)	(.39)	-	(1.72)	(.77)
Total distributions	(.82)	(.49)	(1.88)	(.46)	(2.37)	(1.38)
Redemption fees added to paid in capital D	- I	.01	.02	.02	.07	.04
Net asset value, end of period	$ 52.97	$ 52.48	$ 57.50	$ 47.29	$ 28.69	$ 67.90
Total Return B,C	2.61%	(7.96)%	25.91%	67.88%	(56.20)%	70.35%
Ratios to Average Net Assets E,G
Expenses before reductions	1.01% A	1.00%	1.03%	1.07%	1.02%	1.00%
Expenses net of fee waivers, if any	1.01% A	1.00%	1.03%	1.07%	1.02%	1.00%
Expenses net of all reductions	1.01% A	1.00%	1.01%	1.05%	1.00%	.98%
Net investment income (loss)	2.93% A	2.39%	2.10%	2.04%	1.41%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,825,130	$ 2,884,301	$ 4,283,462	$ 4,043,748	$ 2,225,606	$ 6,219,690
Portfolio turnover rate F	25% A	11%	56% H	52%	51%	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 52.51	$ 57.49	$ 55.47
Income from Investment Operations
Net investment income (loss) D	.77	1.32	.03
Net realized and unrealized gain (loss)	.54	(5.88)	2.79
Total from investment operations	1.31	(4.56)	2.82
Distributions from net investment income	(.86)	(.23)	(.80)
Distributions from net realized gain	-	(.20)	-
Total distributions	(.86)	(.43)	(.80)
Redemption fees added to paid in capital D	- J	.01	- J
Net asset value, end of period	$ 52.96	$ 52.51	$ 57.49
Total Return B,C	2.61%	(7.98)%	5.15%
Ratios to Average Net Assets E,H
Expenses before reductions	1.04% A	1.04%	1.08% A
Expenses net of fee waivers, if any	1.04% A	1.04%	1.08% A
Expenses net of all reductions	1.03% A	1.04%	1.06% A
Net investment income (loss)	2.90% A	2.35%	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,589	$ 9,603	$ 12,868
Portfolio turnover rate F	25% A	11%	56% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Latin America and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,379,681,628
Gross unrealized depreciation	(92,948,659)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,286,732,969

Tax cost	$ 1,742,835,499

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (22,463,155)
2017	(73,857,715)
Total capital loss carryforward	$ (96,320,870)

The capital loss carryforward expiring October 31, 2016 was acquired from Fidelity Advisor Latin America Fund.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $369,098,915 and $433,631,493, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 112,464	$ 2,754
Class T	.25%	.25%	63,300	1,279
Class B	.75%	.25%	67,305	50,478
Class C	.75%	.25%	173,951	18,533
			$ 417,020	$ 73,044

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27,334
Class T	5,592
Class B*	3,439
Class C*	2,060
$ 38,425

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 134,501.30
Class T	39,301.31
Class B	20,255.30
Class C	50,683.29
Latin America	3,032,301.21
Institutional Class	11,478.24
	$ 3,288,519

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $572 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,486 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $220,486. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $45,909 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $19.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 1,209,540	$ 387,219
Class T	259,191	94,474
Class B	65,750	23,836
Class C	156,473	78,469
Latin America	44,398,775	21,655,692
Institutional Class	143,743	52,446
Total	$ 46,233,472	$ 22,292,136
From net realized gain
Class A	$ -	$ 407,401
Class T	-	127,447
Class B	-	68,279
Class C	-	170,156
Latin America	-	14,889,803
Institutional Class	-	44,499
Total	$ -	$ 15,707,585

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	158,964	412,254	$ 8,507,542	$ 23,066,057
Reinvestment of distributions	21,636	12,195	1,072,283	706,536
Shares redeemed	(272,563)	(691,058)	(14,448,081)	(38,328,762)
Net increase (decrease)	(91,963)	(266,609)	$ (4,868,256)	$ (14,556,169)
Class T
Shares sold	29,292	87,514	$ 1,555,625	$ 4,903,931
Reinvestment of distributions	5,062	3,721	251,031	215,680
Shares redeemed	(68,792)	(234,128)	(3,582,452)	(12,893,248)
Net increase (decrease)	(34,438)	(142,893)	$ (1,775,796)	$ (7,773,637)
Class B
Shares sold	2,552	11,256	$ 133,877	$ 626,261
Reinvestment of distributions	1,105	1,326	54,795	76,906
Shares redeemed	(40,863)	(96,470)	(2,178,740)	(5,351,844)
Net increase (decrease)	(37,206)	(83,888)	$ (1,990,068)	$ (4,648,677)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class C
Shares sold	41,276	137,950	$ 2,212,953	$ 7,785,005
Reinvestment of distributions	2,881	3,829	142,933	222,012
Shares redeemed	(77,319)	(306,800)	(4,052,051)	(16,851,535)
Net increase (decrease)	(33,162)	(165,021)	$ (1,696,165)	$ (8,844,518)
Latin America
Shares sold	4,701,409	8,382,994	$ 253,492,526	$ 474,305,310
Reinvestment of distributions	861,000	609,933	42,666,919	35,291,350
Shares redeemed	(7,186,934)	(28,534,583)	(375,444,082)	(1,586,342,682)
Net increase (decrease)	(1,624,525)	(19,541,656)	$ (79,284,637)	$ (1,076,746,022)
Institutional Class
Shares sold	59,960	72,884	$ 3,148,833	$ 4,108,817
Reinvestment of distributions	2,228	1,178	110,408	68,214
Shares redeemed	(45,079)	(115,010)	(2,335,499)	(6,478,861)
Net increase (decrease)	17,109	(40,948)	$ 923,742	$ (2,301,830)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Nordic Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Actual	1.10%	$ 1,000.00	$ 1,080.00	$ 5.69
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.39	$ 5.52

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Nordic Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
Sweden	43.6%
Denmark	28.3%
Norway	17.4%
Finland	7.4%
Bermuda	2.0%
United States of America	1.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
Sweden	38.7%
Norway	24.8%
Denmark	16.7%
Finland	14.1%
Luxembourg	4.1%
United States of America	1.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	98.4
Short-Term Investments and Net Other Assets (Liabilities)	1.3	1.6
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	13.2	6.5
Danske Bank A/S (Denmark, Commercial Banks)	6.4	4.7
Schibsted ASA (B Shares) (Norway, Media)	6.4	3.6
Swedish Match Co. AB (Sweden, Tobacco)	5.5	2.4
Swedbank AB (A Shares) (Sweden, Commercial Banks)	4.6	6.3
Jyske Bank A/S (Reg.) (Denmark, Commercial Banks)	4.4	0.0
Electrolux AB (B Shares) (Sweden, Household Durables)	4.3	0.0
Intrum Justitia AB (Sweden, Commercial Services & Supplies)	4.3	3.4
Merkantildata ASA (Norway, IT Services)	4.3	0.0
Svenska Handelsbanken AB (A Shares) (Sweden, Commercial Banks)	4.0	0.0
	57.4
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.1	25.8
Consumer Discretionary	19.4	12.2
Health Care	18.4	10.5
Information Technology	9.4	2.5
Industrials	6.5	25.9
Materials	5.8	4.4
Consumer Staples	5.5	2.4
Telecommunication Services	3.6	6.1
Energy	2.0	8.6

Semiannual Report

Fidelity Nordic Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Bermuda - 2.0%
BW Offshore Ltd. (d)	4,724,700	$ 6,564,033
Denmark - 28.3%
A.P. Moller - Maersk A/S Series B	851	6,656,932
Christian Hansen Holding A/S	252,800	7,008,602
Danske Bank A/S (a)	1,305,064	21,191,005
Jyske Bank A/S (Reg.) (a)	464,480	14,546,769
Novo Nordisk A/S Series B	296,601	43,729,700
Vestas Wind Systems A/S (a)(d)	94,900	837,765
TOTAL DENMARK		93,970,773
Finland - 7.4%
Amer Group PLC (A Shares)	808,700	11,508,488
Sampo OYJ (A Shares)	493,900	13,141,879
TOTAL FINLAND		24,650,367
Norway - 17.4%
ABG Sundal Collier ASA (d)	6,260,300	4,868,381
DnB NOR ASA (d)	471,200	5,080,656
Merkantildata ASA (d)	1,320,600	14,077,661
Schibsted ASA (B Shares)	555,100	21,176,508
Yara International ASA	252,200	12,371,344
TOTAL NORWAY		57,574,550
Sweden - 43.6%
Avanza Bank Holding AB	243,100	5,823,621
BioGaia AB	285,000	9,414,128
CDON Group AB (a)	813,453	5,991,284
DIBS Payment Services AB (e)	685,800	5,357,215
Electrolux AB (B Shares)	633,900	14,157,407
Industrial & Financial Systems AB (IFS)	288,300	4,933,155
Intrum Justitia AB	931,800	14,141,814
Meda AB (A Shares)	809,200	8,000,795
Nobia AB (a)	2,797,300	11,196,276
Svenska Handelsbanken AB (A Shares)	412,800	13,377,650
Swedbank AB (A Shares)	922,500	15,277,201

	Shares	Value
Swedish Match Co. AB	446,000	$ 18,130,000
Telefonaktiebolaget LM Ericsson (B Shares)	682,100	6,762,527
TeliaSonera AB	1,765,959	11,805,905
TOTAL SWEDEN		144,368,978
TOTAL COMMON STOCKS (Cost $316,475,572)		327,128,701
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 0.14% (b)	2,311,754	2,311,754
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	17,496,124	17,496,124
TOTAL MONEY MARKET FUNDS (Cost $19,807,878)		19,807,878
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $336,283,450)		346,936,579
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(15,502,039)
NET ASSETS - 100%		$ 331,434,540
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,067
Fidelity Securities Lending Cash Central Fund	392,585
Total	$ 394,652
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DIBS Payment Services AB	$ -	$ 5,186,715	$ 102,391	$ -	$ 5,357,215
Total	$ -	$ 5,186,715	$ 102,391	$ -	$ 5,357,215
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 64,029,963	$ 64,029,963	$ -	$ -
Consumer Staples	18,130,000	18,130,000	-	-
Energy	6,564,033	6,564,033	-	-
Financials	93,307,162	93,307,162	-	-
Health Care	61,144,623	17,414,923	43,729,700	-
Industrials	21,636,511	21,636,511	-	-
Information Technology	31,130,558	24,368,031	6,762,527	-
Materials	19,379,946	19,379,946	-	-
Telecommunication Services	11,805,905	11,805,905	-	-
Money Market Funds	19,807,878	19,807,878	-	-
Total Investments in Securities:	$ 346,936,579	$ 296,444,352	$ 50,492,227	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Nordic Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,080,146) - See accompanying schedule: Unaffiliated issuers (cost $311,394,073)	$ 321,771,486
Fidelity Central Funds (cost $19,807,878)	19,807,878
Other affiliated issuers (cost $5,081,499)	5,357,215
Total Investments (cost $336,283,450)		$ 346,936,579
Foreign currency held at value (cost $5,028,328)		5,028,328
Receivable for investments sold		135,080
Receivable for fund shares sold		621,823
Dividends receivable		2,158,918
Distributions receivable from Fidelity Central Funds		132,643
Prepaid expenses		442
Other receivables		55,607
Total assets		355,069,420

Liabilities
Payable for investments purchased	$ 5,163,408
Payable for fund shares redeemed	640,030
Accrued management fee	194,188
Other affiliated payables	86,453
Other payables and accrued expenses	54,677
Collateral on securities loaned, at value	17,496,124
Total liabilities		23,634,880

Net Assets		$ 331,434,540
Net Assets consist of:
Paid in capital		$ 452,970,605
Undistributed net investment income		5,603,979
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(137,819,964)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,679,920
Net Assets, for 10,599,924 shares outstanding		$ 331,434,540
Net Asset Value, offering price and redemption price per share ($331,434,540 ÷ 10,599,924 shares)		$ 31.27

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 8,020,512
Special Dividends		1,798,037
Income from Fidelity Central Funds		394,652
Income before foreign taxes withheld		10,213,201
Less foreign taxes withheld		(1,677,730)
Total income		8,535,471

Expenses
Management fee	$ 1,168,709
Transfer agent fees	439,595
Accounting and security lending fees	86,030
Custodian fees and expenses	56,411
Independent trustees' compensation	1,017
Registration fees	14,028
Audit	41,402
Legal	773
Interest	1,025
Miscellaneous	1,973
Total expenses before reductions	1,810,963
Expense reductions	(104,401)	1,706,562
Net investment income (loss)		6,828,909
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,631,539)
Other affiliated issuers	(2,825)
Foreign currency transactions	(321,850)
Total net realized gain (loss)		(10,956,214)
Change in net unrealized appreciation (depreciation) on: Investment securities	27,215,139
Assets and liabilities in foreign currencies	24,536
Total change in net unrealized appreciation (depreciation)		27,239,675
Net gain (loss)		16,283,461
Net increase (decrease) in net assets resulting from operations		$ 23,112,370

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Nordic Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,828,909	$ 6,405,898
Net realized gain (loss)	(10,956,214)	59,260,117
Change in net unrealized appreciation (depreciation)	27,239,675	(98,663,142)
Net increase (decrease) in net assets resulting from operations	23,112,370	(32,997,127)
Distributions to shareholders from net investment income	(7,290,470)	(4,111,279)
Share transactions Proceeds from sales of shares	20,650,033	107,813,311
Reinvestment of distributions	7,043,836	3,976,175
Cost of shares redeemed	(73,003,947)	(171,718,515)
Net increase (decrease) in net assets resulting from share transactions	(45,310,078)	(59,929,029)
Redemption fees	22,630	162,955
Total increase (decrease) in net assets	(29,465,548)	(96,874,480)

Net Assets
Beginning of period	360,900,088	457,774,568
End of period (including undistributed net investment income of $5,603,979 and undistributed net investment income of $6,065,540, respectively)	$ 331,434,540	$ 360,900,088
Other Information Shares
Sold	689,344	3,156,914
Issued in reinvestment of distributions	258,205	119,440
Redeemed	(2,542,001)	(5,268,807)
Net increase (decrease)	(1,594,452)	(1,992,453)

Financial Highlights

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.60	$ 32.27	$ 26.33	$ 20.75	$ 52.81	$ 36.58
Income from Investment Operations
Net investment income (loss) D	.60 J	.47	.33	.35	.85	2.39 G
Net realized and unrealized gain (loss)	1.68	(2.86)	5.94	6.29	(28.93)	14.60
Total from investment operations	2.28	(2.39)	6.27	6.64	(28.08)	16.99
Distributions from net investment income	(.61)	(.29)	(.34)	(1.06)	(1.73)	(.29)
Distributions from net realized gain	-	-	-	-	(2.28)	(.51)
Total distributions	(.61)	(.29)	(.34)	(1.06)	(4.01)	(.80)
Redemption fees added to paid in capital D	- I	.01	.01	- I	.03	.04
Net asset value, end of period	$ 31.27	$ 29.60	$ 32.27	$ 26.33	$ 20.75	$ 52.81
Total Return B, C	8.00%	(7.49)%	24.05%	34.90%	(57.32)%	47.38%
Ratios to Average Net Assets E, H
Expenses before reductions	1.10% A	1.05%	1.12%	1.15%	1.09%	1.06%
Expenses net of fee waivers, if any	1.10% A	1.05%	1.12%	1.15%	1.09%	1.06%
Expenses net of all reductions	1.03% A	.99%	1.10%	1.12%	1.07%	1.03%
Net investment income (loss)	4.14% A, J	1.40%	1.16%	1.71%	2.10%	5.37% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 331,435	$ 360,900	$ 457,775	$ 334,414	$ 290,401	$ 997,726
Portfolio turnover rate F	272% A	265%	80%	107%	72%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $1.62 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.72%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IAmount represents less than $.01 per share. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 3.05%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Nordic Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 23,977,700
Gross unrealized depreciation	(19,621,113)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,356,587

Tax cost	$ 342,579,992

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (116,424,475)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $448,181,691 and $492,613,635, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .27% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,478,182.35%		$ 1,025

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $501 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $392,585. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $102,885 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,516.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity VIP FundsManager 60% Portfolio was the owner of record of approximately 11% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Pacific Basin Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Actual	1.26%	$ 1,000.00	$ 1,065.40	$ 6.47
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,018.60	$ 6.32

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Pacific Basin Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
Japan	37.7%
Cayman Islands	18.0%
Korea (South)	9.2%
Australia	7.4%
Bermuda	4.8%
Indonesia	4.3%
China	3.3%
Singapore	2.9%
India	2.4%
Other	10.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
Japan	37.1%
Cayman Islands	14.2%
Australia	8.4%
Korea (South)	7.9%
China	7.1%
Bermuda	5.5%
Hong Kong	3.4%
India	3.4%
Indonesia	3.3%
Other	9.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.6	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.4	0.1
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
ORIX Corp. (Japan, Diversified Financial Services)	3.4	3.6
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.4	1.4
Aeon Credit Service Co. Ltd. (Japan, Consumer Finance)	1.9	1.8
Ping An Insurance Group Co. China Ltd. (H Shares) (China, Insurance)	1.7	1.5
SOFTBANK CORP. (Japan, Wireless Telecommunication Services)	1.7	1.9
So-Net Entertainment Corp. (Japan, Internet Software & Services)	1.5	1.5
Rohto Pharmaceutical Co. Ltd. (Japan, Pharmaceuticals)	1.4	1.1
Fuji Spinning Co. Ltd. (Japan, Textiles, Apparel & Luxury Goods)	1.4	1.1
Daou Technology, Inc. (Korea (South), Internet Software & Services)	1.4	1.4
Nitta Corp. (Japan, Machinery)	1.4	1.2
	18.2
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.3	20.7
Consumer Discretionary	18.5	16.5
Industrials	18.8	19.0
Financials	16.1	17.6
Health Care	6.1	5.6
Consumer Staples	5.9	6.4
Materials	6.2	7.1
Energy	2.2	2.8
Utilities	1.8	1.8
Telecommunication Services	1.7	2.4

Semiannual Report

Fidelity Pacific Basin Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Australia - 7.4%
Alkane Resources Ltd. (a)	1,142,478	$ 1,606,892
Austal Ltd.	1,485,537	3,048,982
carsales.com Ltd. (d)	302,468	1,811,976
Goodman Group unit	1,166,245	4,374,188
Iluka Resources Ltd.	223,299	3,954,949
Imdex Ltd.	639,124	1,677,996
Karoon Gas Australia Ltd. (a)	369,268	2,481,456
Linc Energy Ltd. (a)	1,019,471	1,189,592
Mesoblast Ltd. (a)(d)	438,761	3,451,280
Navitas Ltd.	839,557	3,455,035
Newcrest Mining Ltd.	183,815	5,036,651
Origin Energy Ltd.	476,985	6,589,515
realestate.com.au Ltd.	156,101	2,270,368
SEEK Ltd. (d)	372,891	2,781,635
Sydney Airport unit	999,615	3,030,616
TOTAL AUSTRALIA		46,761,131
Bermuda - 4.8%
Biosensors International Group Ltd. (a)	6,179,000	6,665,022
Cheung Kong Infrastructure Holdings Ltd.	503,000	2,985,461
China Animal Healthcare Ltd.	11,668,000	2,121,197
China Foods Ltd.	2,510,000	2,717,483
China Resources Gas Group Ltd.	604,000	1,173,957
China Singyes Solar Tech Holdings Ltd.	2,535,000	1,254,651
China Water Affairs Group Ltd.	6,308,000	1,967,528
Imagi International Holdings Ltd. (a)	51,200,000	824,886
People's Food Holdings Ltd. (a)	3,742,000	1,783,848
REXLot Holdings Ltd.	49,186,967	4,437,741
Vtech Holdings Ltd.	419,700	4,706,218
TOTAL BERMUDA		30,637,992
Cayman Islands - 18.0%
3SBio, Inc. sponsored ADR (a)	178,100	2,329,548
51job, Inc. sponsored ADR (a)(d)	93,100	5,653,032
AirMedia Group, Inc. ADR (a)	875,900	2,496,315
Airtac International Group	469,000	2,694,478
AMVIG Holdings Ltd.	9,052,000	5,075,135
AutoNavi Holdings Ltd. ADR (a)	10,100	119,180
Baidu.com, Inc. sponsored ADR (a)	63,000	8,360,100
Bitauto Holdings Ltd. ADR (a)	344,670	1,547,568
China Automation Group Ltd.	5,211,000	1,437,304
China High Precision Automation Group Ltd.	4,875,000	843,534
China Lilang Ltd.	2,082,000	1,924,038
China Mengniu Dairy Co. Ltd.	1,905,000	5,892,778
China Metal Recycling (Holdings) Ltd.	2,572,200	2,950,588
China State Construction International Holdings Ltd.	3,089,302	2,854,916
China ZhengTong Auto Services Holdings Ltd. (a)	2,597,000	2,563,980
CNinsure, Inc. ADR (a)(d)	178,700	1,066,839
Daphne International Holdings Ltd.	2,486,000	3,550,216

	Shares	Value
EVA Precision Industrial Holdings Ltd.	48,434,000	$ 8,240,207
Fook Woo Group Holdings Ltd. (a)	11,590,000	1,637,223
GCL-Poly Energy Holdings Ltd.	4,890,000	1,266,831
Greatview Aseptic Pack Co. Ltd. (a)	2,538,000	1,386,984
Haitian International Holdings Ltd.	2,294,000	2,640,333
Hutchison China Meditech Ltd. (a)	196,669	1,428,480
Jiayuan.com International Ltd. sponsored ADR	201,300	1,095,072
Kingdee International Software Group Co. Ltd.	6,925,513	1,544,230
KongZhong Corp. sponsored ADR (a)(d)	351,200	2,040,472
Minth Group Ltd.	2,830,000	3,585,534
MStar Semiconductor, Inc.	292,000	1,737,678
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	91,600	2,448,468
NVC Lighting Holdings Ltd.	4,341,000	1,577,803
Perfect World Co. Ltd. sponsored ADR Class B	216,775	2,646,823
Royale Furniture Holdings Ltd.	17,768,809	5,725,483
Shenguan Holdings Group Ltd.	9,116,000	4,934,776
SouFun Holdings Ltd. ADR (d)	235,900	4,260,354
Tencent Holdings Ltd.	240,800	7,566,657
VanceInfo Technologies, Inc. ADR (a)	176,700	2,288,265
VisionChina Media, Inc. ADR (a)(d)	829,200	1,102,836
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	240,300	3,455,514
TOTAL CAYMAN ISLANDS		113,969,572
China - 3.3%
China Petroleum & Chemical Corp. (H Shares)	3,158,000	3,354,146
Dalian Port (PDA) Co. Ltd. (H Shares)	6,926,000	1,580,046
Ping An Insurance Group Co. China Ltd. (H Shares)	1,311,000	10,966,328
Travelsky Technology Ltd. (H Shares)	2,582,000	1,434,324
Yantai Changyu Pioneer Wine Co. (B Shares)	312,700	3,304,879
TOTAL CHINA		20,639,723
Hong Kong - 1.6%
Magnificent Estates Ltd.	56,182,000	2,317,187
Techtronic Industries Co. Ltd.	3,656,000	4,415,294
Tian An China Investments Co. Ltd.	4,934,800	2,346,982
YGM Trading Ltd.	501,000	1,330,206
TOTAL HONG KONG		10,409,669
India - 2.4%
Educomp Solutions Ltd.	349,410	1,286,776
Financial Technologies India Ltd.	168,768	2,188,392
Gateway Distriparks Ltd.	645,933	1,854,459
Geodesic Ltd.	1,605,385	1,391,547
Indian Overseas Bank	1,251,645	2,074,786
IndusInd Bank Ltd.	340,379	2,153,456
Common Stocks - continued
	Shares	Value
India - continued
INFO Edge India Ltd.	175,376	$ 2,547,140
NIIT Ltd.	2,270,534	1,896,962
TOTAL INDIA		15,393,518
Indonesia - 4.3%
PT AKR Corporindo Tbk	5,550,000	2,491,023
PT Ciputra Development Tbk	59,580,000	4,926,913
PT Jasa Marga Tbk	5,569,500	3,242,133
PT Lippo Karawaci Tbk	23,670,000	2,137,653
PT Media Nusantara Citra Tbk	23,850,000	5,838,909
PT Mitra Adiperkasa Tbk	5,334,500	4,034,032
PT Nippon Indosari Corpindo Tbk	5,499,500	2,333,719
PT United Tractors Tbk	762,454	2,455,648
TOTAL INDONESIA		27,460,030
Ireland - 0.6%
James Hardie Industries NV CDI	455,424	3,553,881
Japan - 37.7%
Aeon Credit Service Co. Ltd. (d)	692,100	12,065,682
Asahi Diamond Industrial Co. Ltd.	151,300	1,673,377
Calbee, Inc. (d)	62,000	3,752,225
Chiyoda Co. Ltd.	96,200	2,242,040
Chiyoda Corp.	243,000	2,926,360
Citizen Holdings Co. Ltd.	432,900	2,718,877
Credit Saison Co. Ltd.	162,800	3,494,076
DeNA Co. Ltd.	126,800	3,979,090
Digital Garage, Inc. (a)(d)	619	1,679,934
Fuji Heavy Industries Ltd.	602,000	4,540,880
Fuji Spinning Co. Ltd. (d)	3,972,000	8,795,612
Fujitsu Ltd.	717,000	3,485,079
GMO Internet, Inc.	1,009,600	5,400,476
Hamakyorex Co. Ltd.	87,600	3,118,772
Haseko Corp. (a)	2,931,500	2,112,435
Hikari Tsushin, Inc.	69,000	2,248,864
Honeys Co. Ltd.	197,810	3,713,207
Horiba Ltd.	85,800	3,008,712
Internet Initiative Japan, Inc.	430	1,690,234
ISE Chemical Corp. (d)	456,000	2,692,675
Japan Tobacco, Inc.	1,429	7,916,710
Kenedix Realty Investment Corp.	2,420	8,437,565
Kenedix, Inc. (a)	10,280	1,849,580
Message Co. Ltd.	1,416	5,028,431
Micronics Japan Co. Ltd.	339,900	1,593,792
MS&AD Insurance Group Holdings, Inc.	300,100	5,533,028
NEC Leasing Ltd.	169,700	2,374,192
Nihon M&A Center, Inc.	133,800	3,831,307
Nihon Parkerizing Co. Ltd.	109,000	1,627,950
Nippon Seiki Co. Ltd.	684,000	8,628,710
Nitta Corp.	456,300	8,664,416
NSD Co. Ltd.	200,300	1,656,381
NTT Urban Development Co.	4,736	3,633,263
ORIX Corp.	227,410	21,744,219

	Shares	Value
Osaka Securities Exchange Co. Ltd.	928	$ 5,313,380
Point, Inc.	33,180	1,225,433
Pola Orbis Holdings, Inc.	50,900	1,548,806
Proto Corp.	54,900	1,889,594
Rakuten, Inc.	3,207	3,577,145
Rohto Pharmaceutical Co. Ltd.	706,000	9,043,588
Saizeriya Co. Ltd.	174,100	2,701,525
Sankyo Seiko Co. Ltd.	675,900	2,216,768
Shinsei Bank Ltd.	3,011,000	3,885,769
SHO-BOND Holdings Co. Ltd.	101,300	2,562,224
So-Net Entertainment Corp.	2,311	9,692,187
SOFTBANK CORP.	352,800	10,530,495
Sony Financial Holdings, Inc.	246,200	4,023,958
Toridoll Corp.	355,100	4,519,800
Toshiba Plant Systems & Services Corp.	179,000	1,895,719
Toyo Engineering Corp.	701,000	3,174,932
Tsutsumi Jewelry Co. Ltd.	74,600	2,182,312
Universal Entertainment Corp. (d)	118,700	2,731,346
Wacom Co. Ltd.	779	1,871,497
Yamato Kogyo Co. Ltd.	234,600	6,675,987
TOTAL JAPAN		239,120,616
Korea (South) - 9.2%
Daou Technology, Inc.	871,920	8,718,237
Duksan Hi-Metal Co. Ltd. (a)	228,303	4,686,765
Hyundai Home Shopping Network Corp.	21,378	2,610,476
KC Tech Co. Ltd.	448,070	1,867,413
Korea Electric Power Corp. (a)	252,960	4,852,777
Korea Plant Service & Engineering Co. Ltd.	42,977	1,583,889
Lock & Lock Co. Ltd.	59,920	1,635,688
Lotte Chilsung Beverage Co. Ltd.	604	683,032
Mando Corp.	13,957	2,235,343
Medy-Tox, Inc.	58,158	2,238,578
NCsoft Corp.	8,463	2,194,146
NHN Corp.	14,080	3,189,453
Samsung Electronics Co. Ltd.	12,581	15,474,034
Sapphire Technology Co. Ltd.	51,480	1,794,768
TK Corp. (a)	160,368	4,349,324
TOTAL KOREA (SOUTH)		58,113,923
Luxembourg - 0.6%
Samsonite International SA	2,115,600	4,101,052
Malaysia - 1.4%
IJM Land Bhd warrants 9/11/13 (a)	116,970	30,156
JobStreet Corp. Bhd	7,040,150	5,375,226
Muhibbah Engineering (M) Bhd	4,491,400	1,825,953
WCT Bhd	2,340,600	1,818,017
TOTAL MALAYSIA		9,049,352
Philippines - 0.9%
Alliance Global Group, Inc.	20,307,742	5,952,892
Singapore - 2.9%
CSE Global Ltd.	7,480,500	4,502,866
Common Stocks - continued
	Shares	Value
Singapore - continued
Global Logistic Properties Ltd. (a)	1,419,000	$ 2,361,847
Goodpack Ltd.	6,206,000	8,098,162
Goodpack Ltd. warrants 11/30/12 (a)	2,233,800	1,768,775
OSIM International Ltd.	1,668,000	1,630,736
Tat Hong Holdings Ltd. warrants 8/2/13 (a)	125,700	4,063
TOTAL SINGAPORE		18,366,449
Taiwan - 2.2%
104 Corp.	479,000	1,330,784
Lite-On Technology Corp.	2,527,333	3,090,359
Lung Yen Life Service Co. Ltd.	542,000	1,647,100
Pacific Hospital Supply Co. Ltd.	441,000	1,338,655
Tong Hsing Electronics Industries Ltd.	1,243,096	4,583,530
WPG Holding Co. Ltd.	1,525,000	2,087,035
TOTAL TAIWAN		14,077,463
Thailand - 1.1%
Toyo-Thai Corp. PCL	9,166,400	4,470,689
Toyo-Thai Corp. PCL NVDR	5,401,700	2,634,545
TOTAL THAILAND		7,105,234
United Kingdom - 0.1%
SAIC Motor Corp. Ltd. Class A (UBS Warrant Programme) warrants 9/16/14 (a)	267,600	652,259
United States of America - 1.1%
ChinaCast Education Corp. (a)(d)	351,000	744,120
GI Dynamics, Inc. CDI	2,123,464	2,234,454
YOU On Demand Holdings, Inc. (a)	440,068	2,244,347
Zhongpin, Inc. (a)	181,600	1,714,304
TOTAL UNITED STATES OF AMERICA		6,937,225
TOTAL COMMON STOCKS (Cost $547,800,632)		632,301,981
Money Market Funds - 5.1%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	2,372,123	$ 2,372,123
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	29,888,635	29,888,635
TOTAL MONEY MARKET FUNDS (Cost $32,260,758)		32,260,758
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $580,061,390)		664,562,739
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(29,758,114)
NET ASSETS - 100%		$ 634,804,625
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Includes cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 534
Fidelity Securities Lending Cash Central Fund	609,483
Total	$ 610,017
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 118,228,681	$ 64,158,890	$ 53,325,671	$ 744,120
Consumer Staples	38,160,363	24,942,622	13,217,741	-
Energy	13,614,709	10,260,563	3,354,146	-
Financials	103,071,927	30,285,692	72,786,235	-
Health Care	39,334,747	25,262,728	14,072,019	-
Industrials	117,977,404	86,118,882	30,221,299	1,637,223
Information Technology	142,528,556	104,908,763	36,776,259	843,534
Materials	37,875,376	26,878,764	10,996,612	-
Telecommunication Services	10,530,495	-	10,530,495	-
Utilities	10,979,723	6,126,946	4,852,777	-
Money Market Funds	32,260,758	32,260,758	-	-
Total Investments in Securities:	$ 664,562,739	$ 411,204,608	$ 250,133,254	$ 3,224,877
Transfers from Level 2 to Level 1 during the period were $312,822,414.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,719,378
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,095,500)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	3,600,999
Transfers out of Level 3	-
Ending Balance	$ 3,224,877
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (2,095,500)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pacific Basin Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,459,334) - See accompanying schedule: Unaffiliated issuers (cost $547,800,632)	$ 632,301,981
Fidelity Central Funds (cost $32,260,758)	32,260,758
Total Investments (cost $580,061,390)		$ 664,562,739
Receivable for investments sold		624,094
Receivable for fund shares sold		267,103
Dividends receivable		2,930,462
Distributions receivable from Fidelity Central Funds		83,110
Prepaid expenses		823
Other receivables		69,778
Total assets		668,538,109

Liabilities
Payable for investments purchased	$ 1,474,421
Payable for fund shares redeemed	1,636,705
Accrued management fee	497,501
Other affiliated payables	146,145
Other payables and accrued expenses	90,077
Collateral on securities loaned, at value	29,888,635
Total liabilities		33,733,484

Net Assets		$ 634,804,625
Net Assets consist of:
Paid in capital		$ 596,079,043
Undistributed net investment income		1,826,994
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(47,682,763)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		84,581,351
Net Assets, for 26,184,462 shares outstanding		$ 634,804,625
Net Asset Value, offering price and redemption price per share ($634,804,625 ÷ 26,184,462 shares)		$ 24.24

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 6,634,246
Income from Fidelity Central Funds (including $609,483 from security lending)		610,017
Income before foreign taxes withheld		7,244,263
Less foreign taxes withheld		(291,332)
Total income		6,952,931

Expenses
Management fee Basic fee	$ 2,304,181
Performance adjustment	708,051
Transfer agent fees	731,013
Accounting and security lending fees	164,100
Custodian fees and expenses	114,787
Independent trustees' compensation	2,091
Registration fees	17,275
Audit	40,945
Legal	1,742
Interest	1,065
Miscellaneous	3,742
Total expenses before reductions	4,088,992
Expense reductions	(77,918)	4,011,074
Net investment income (loss)		2,941,857
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,348,236)
Foreign currency transactions	(110,321)
Total net realized gain (loss)		(12,458,557)
Change in net unrealized appreciation (depreciation) on: Investment securities	47,268,463
Assets and liabilities in foreign currencies	121,009
Total change in net unrealized appreciation (depreciation)		47,389,472
Net gain (loss)		34,930,915
Net increase (decrease) in net assets resulting from operations		$ 37,872,772

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pacific Basin Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,941,857	$ 7,186,444
Net realized gain (loss)	(12,458,557)	81,039,756
Change in net unrealized appreciation (depreciation)	47,389,472	(130,837,860)
Net increase (decrease) in net assets resulting from operations	37,872,772	(42,611,660)
Distributions to shareholders from net investment income	(3,487,165)	(6,798,978)
Distributions to shareholders from net realized gain	(2,493,225)	(22,436,616)
Total distributions	(5,980,390)	(29,235,594)
Share transactions Proceeds from sales of shares	24,911,125	325,706,660
Reinvestment of distributions	5,724,533	27,290,655
Cost of shares redeemed	(150,212,011)	(396,071,405)
Net increase (decrease) in net assets resulting from share transactions	(119,576,353)	(43,074,090)
Redemption fees	35,292	461,937
Total increase (decrease) in net assets	(87,648,679)	(114,459,407)

Net Assets
Beginning of period	722,453,304	836,912,711
End of period (including undistributed net investment income of $1,826,994 and undistributed net investment income of $2,372,302, respectively)	$ 634,804,625	$ 722,453,304
Other Information Shares
Sold	1,083,366	12,640,955
Issued in reinvestment of distributions	257,613	1,082,533
Redeemed	(6,622,133)	(15,582,896)
Net increase (decrease)	(5,281,154)	(1,859,408)

Financial Highlights

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.96	$ 25.11	$ 19.88	$ 12.84	$ 37.32	$ 27.36
Income from Investment Operations
Net investment income (loss) D	.10	.21	.21	.20	.22	.22
Net realized and unrealized gain (loss)	1.38	(1.51)	5.86	6.90	(20.61)	12.16
Total from investment operations	1.48	(1.30)	6.07	7.10	(20.39)	12.38
Distributions from net investment income	(.12)	(.20)	(.15)	(.07)	(.22)	(.16)
Distributions from net realized gain	(.08)	(.66)	(.70)	-	(3.88)	(2.27)
Total distributions	(.20)	(.86)	(.85)	(.07)	(4.10)	(2.43)
Redemption fees added to paid in capital D	- H	.01	.01	.01	.01	.01
Net asset value, end of period	$ 24.24	$ 22.96	$ 25.11	$ 19.88	$ 12.84	$ 37.32
Total Return B, C	6.54%	(5.44)%	31.65%	55.77%	(61.02)%	48.86%
Ratios to Average Net Assets E, G
Expenses before reductions	1.26% A	1.14%	1.07%	.90%	1.22%	1.19%
Expenses net of fee waivers, if any	1.26% A	1.13%	1.07%	.90%	1.22%	1.19%
Expenses net of all reductions	1.23% A	1.10%	1.03%	.85%	1.17%	1.13%
Net investment income (loss)	.90% A	.81%	.95%	1.30%	.89%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 634,805	$ 722,453	$ 836,913	$ 609,209	$ 392,393	$ 1,266,514
Portfolio turnover rate F	28% A	59%	66%	91%	73%	91%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Pacific Basin Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 147,426,106
Gross unrealized depreciation	(82,935,230)
Net unrealized appreciation (depreciation) on securities and other investments	$ 64,490,876

Tax cost	$ 600,071,863

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (13,028,843)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $91,714,146 and $216,071,478, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .93% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $55 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,235,900.32%		$ 826

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $996 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities at period end is disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $397,681. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $5,173 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $1,876,125. The weighted average interest rate was .57%. The interest expense amounted to $239 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $77,918 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited
FIL Investment Advisors
FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Fidelity Emerging Markets Fund, Fidelity Japan Fund,
Fidelity Pacific Basin Fund

Brown Brothers Harriman & Co.
Boston, MA

Fidelity China Region Fund, Fidelity Latin America Fund,
Fidelity Nordic Fund

State Street Bank and Trust Company
Quincy, MA

Fidelity Canada Fund, Fidelity Europe Fund

The Northern Trust Company
Chicago, IL

Fidelity Emerging Asia Fund,
Fidelity Europe Capital Appreciation Fund,
Fidelity Japan Smaller Companies Fund

Fidelity's International Equity Funds

Fidelity Canada Fund

Fidelity China Region Fund

Fidelity Diversified International Fund

Fidelity Emerging Asia Fund

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund

Fidelity Emerging Markets Fund

Fidelity Europe Capital Appreciation Fund

Fidelity Europe Fund

Fidelity Global Balanced Fund

Fidelity Global Commodity Stock Fund

Fidelity Global Strategies Fund

Fidelity International Capital Appreciation Fund

Fidelity International Discovery Fund

Fidelity International Growth Fund

Fidelity International Small Cap Fund

Fidelity International Small Cap Opportunities Fund

Fidelity International Value Fund

Fidelity Japan Fund

Fidelity Japan Smaller Companies Fund

Fidelity Latin America Fund

Fidelity Nordic Fund

Fidelity Overseas Fund

Fidelity Pacific Basin Fund

Fidelity Total International Equity Fund

Fidelity Worldwide Fund

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
www.fidelity.com

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

TIF-USAN-0612
1.784917.109

Fidelity Advisor®

Canada Fund -

Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2012

Class A, Class T, Class B, and Class C are
classes of Fidelity® Canada Fund

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Canada Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.08%
Actual		$ 1,000.00	$ 1,034.20	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.42
Class T	1.36%
Actual		$ 1,000.00	$ 1,032.70	$ 6.87
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.82
Class B	1.85%
Actual		$ 1,000.00	$ 1,030.20	$ 9.34
HypotheticalA		$ 1,000.00	$ 1,015.66	$ 9.27
Class C	1.82%
Actual		$ 1,000.00	$ 1,030.20	$ 9.19
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.12
Canada	.77%
Actual		$ 1,000.00	$ 1,035.70	$ 3.90
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.87
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,035.80	$ 3.90
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.87

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Canada Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
Canada	89.9%
United States of America	10.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
Canada	95.8%
United States of America	4.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.8	99.8
Short-Term Investments and Net Other Assets (Liabilities)	0.2	0.2
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
The Toronto-Dominion Bank (Commercial Banks)	6.4	5.4
Royal Bank of Canada (Commercial Banks)	5.9	1.0
Bank of Nova Scotia (Commercial Banks)	4.2	3.9
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	4.2	3.8
Valeant Pharmaceuticals International, Inc. (Canada) (Pharmaceuticals)	4.1	2.0
SXC Health Solutions Corp. (Health Care Technology)	3.8	2.7
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3.8	3.9
Canadian National Railway Co. (Road & Rail)	3.4	3.5
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	2.7	2.2
Bank of Montreal (Commercial Banks)	2.5	3.3
	41.0
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.1	22.8
Energy	19.1	23.4
Materials	12.5	23.4
Consumer Discretionary	9.9	5.5
Health Care	8.3	4.7
Industrials	6.0	5.4
Telecommunication Services	4.6	5.6
Information Technology	4.1	5.5
Consumer Staples	4.0	2.6
Utilities	0.2	0.9

Semiannual Report

Fidelity Canada Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.9%
Magna International, Inc. Class A (sub. vtg.)	800,000	$ 35,061,503
Hotels, Restaurants & Leisure - 1.5%
Starbucks Corp.	300,000	17,214,000
Tim Hortons, Inc. (Canada)	710,300	41,003,600
		58,217,600
Media - 1.7%
Cineplex, Inc.	400,000	12,181,220
Comcast Corp. Class A	400,000	12,132,000
Corus Entertainment, Inc. Class B (non-vtg.)	800,000	19,729,689
Quebecor, Inc. Class B (sub. vtg.)	550,000	21,621,362
		65,664,271
Multiline Retail - 1.7%
Dollarama, Inc.	1,153,467	64,204,116
Specialty Retail - 2.4%
AutoZone, Inc. (a)	40,000	15,846,400
Home Depot, Inc.	200,000	10,358,000
Limited Brands, Inc.	400,000	19,880,000
Lowe's Companies, Inc.	650,000	20,455,500
RONA, Inc.	200,000	2,146,292
TJX Companies, Inc.	500,000	20,855,000
		89,541,192
Textiles, Apparel & Luxury Goods - 1.7%
lululemon athletica, Inc. (a)	577,600	42,823,264
NIKE, Inc. Class B	200,000	22,374,000
		65,197,264
TOTAL CONSUMER DISCRETIONARY		377,885,946
CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 3.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,790,200	77,661,422
CVS Caremark Corp.	280,000	12,493,600
Jean Coutu Group, Inc. Class A (sub. vtg.)	50,000	716,274
Metro, Inc. Class A (sub. vtg.)	579,165	31,955,953
Whole Foods Market, Inc.	230,000	19,106,100
		141,933,349
Food Products - 0.3%
Saputo, Inc.	250,000	11,685,649
TOTAL CONSUMER STAPLES		153,618,998
ENERGY - 19.1%
Energy Equipment & Services - 0.1%
Trinidad Drilling Ltd.	703,400	4,557,591
Oil, Gas & Consumable Fuels - 19.0%
Baytex Energy Corp. (d)	650,000	34,357,378

	Shares	Value
Cameco Corp.	300,000	$ 6,639,332
Canadian Natural Resources Ltd.	800,000	27,796,507
Canadian Oil Sands Ltd.	200,000	4,420,147
Celtic Exploration Ltd. (e)	200,000	2,931,916
Cenovus Energy, Inc.	2,800,000	101,624,905
Crescent Point Energy Corp. (d)	1,483,400	64,817,559
Enbridge, Inc.	3,437,800	144,055,218
Imperial Oil Ltd.	250,000	11,640,091
Keyera Corp.	152,302	6,227,768
Pacific Rubiales Energy Corp.	800,000	22,953,176
Painted Pony Petroleum Ltd. (a)(e)	113,000	911,779
Pembina Pipeline Corp. (d)	250,000	7,562,642
Penn West Petroleum Ltd.	500,000	8,569,982
PetroBakken Energy Ltd. Class A (d)	1,000,000	14,477,348
Progress Energy Resources Corp.	200,000	2,200,962
Suncor Energy, Inc.	4,857,600	160,469,236
Surge Energy, Inc. (a)	250,000	2,229,815
Surge Energy, Inc. (a)(e)	632,000	5,636,973
Talisman Energy, Inc.	1,500,000	19,620,349
Tourmaline Oil Corp. (e)	80,000	1,928,423
TransCanada Corp.	1,100,000	48,398,886
Trilogy Energy Corp.	100,000	2,765,882
Vermilion Energy, Inc. (d)	400,000	19,397,621
		721,633,895
TOTAL ENERGY		726,191,486
FINANCIALS - 31.1%
Capital Markets - 1.0%
CI Financial Corp.	1,100,000	26,337,636
E*TRADE Financial Corp. (a)	1,000,000	10,630,000
		36,967,636
Commercial Banks - 22.9%
Bank of Montreal (d)	1,600,000	95,036,193
Bank of Nova Scotia	2,900,000	160,890,914
Canadian Imperial Bank of Commerce	954,600	72,028,689
National Bank of Canada	600,000	46,833,713
Royal Bank of Canada (d)	3,890,000	224,834,321
The Toronto-Dominion Bank	2,863,800	242,063,948
U.S. Bancorp	700,000	22,519,000
Wells Fargo & Co.	250,000	8,357,500
		872,564,278
Diversified Financial Services - 0.5%
JPMorgan Chase & Co.	450,000	19,341,000
Insurance - 3.3%
Intact Financial Corp.	760,925	49,133,684
Manulife Financial Corp.	3,100,000	42,400,405
Power Financial Corp. (d)	200,000	5,993,419
Sun Life Financial, Inc.	1,200,000	29,424,450
		126,951,958
Real Estate Investment Trusts - 1.7%
Boardwalk (REIT)	150,000	8,930,904
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
H&R REIT/H&R Finance Trust	600,000	$ 14,821,564
RioCan (REIT)	1,400,000	38,467,223
		62,219,691
Real Estate Management & Development - 1.7%
Brookfield Asset Management, Inc. Class A	1,550,000	51,156,669
Brookfield Properties Corp.	800,000	14,489,496
		65,646,165
TOTAL FINANCIALS		1,183,690,728
HEALTH CARE - 8.3%
Biotechnology - 0.4%
Biogen Idec, Inc. (a)	100,000	13,401,000
Health Care Technology - 3.8%
SXC Health Solutions Corp. (a)	1,603,234	145,398,838
Pharmaceuticals - 4.1%
Valeant Pharmaceuticals International, Inc. (Canada) (a)	2,831,471	157,518,939
TOTAL HEALTH CARE		316,318,777
INDUSTRIALS - 6.0%
Commercial Services & Supplies - 0.1%
Progressive Waste Solution Ltd.	184,000	3,992,022
Machinery - 0.4%
Westport Innovations, Inc. (a)(d)	500,000	15,650,003
Road & Rail - 5.2%
Canadian National Railway Co.	1,490,000	127,164,768
Canadian Pacific	900,000	69,658,314
		196,823,082
Trading Companies & Distributors - 0.3%
Finning International, Inc.	400,000	11,176,917
TOTAL INDUSTRIALS		227,642,024
INFORMATION TECHNOLOGY - 4.1%
Communications Equipment - 0.2%
QUALCOMM, Inc.	120,000	7,660,800
Computers & Peripherals - 0.5%
Apple, Inc. (a)	30,000	17,527,200
Internet Software & Services - 0.6%
Open Text Corp. (a)	430,407	24,131,551
IT Services - 2.5%
Alliance Data Systems Corp. (a)(d)	140,000	17,988,600

	Shares	Value
CGI Group, Inc. Class A (sub. vtg.) (a)	2,490,000	$ 55,887,927
MasterCard, Inc. Class A	50,000	22,613,500
		96,490,027
Software - 0.3%
Red Hat, Inc. (a)	200,000	11,922,000
TOTAL INFORMATION TECHNOLOGY		157,731,578
MATERIALS - 12.5%
Chemicals - 3.7%
Agrium, Inc.	350,000	30,834,725
CF Industries Holdings, Inc.	50,000	9,653,000
Methanex Corp.	400,000	14,084,536
Potash Corp. of Saskatchewan, Inc.	1,980,000	84,191,344
		138,763,605
Metals & Mining - 8.8%
Agnico-Eagle Mines Ltd. (Canada)	200,000	7,989,876
Alamos Gold, Inc.	1,400,000	25,625,918
Barrick Gold Corp.	1,800,000	72,820,046
Copper Mountain Mining Corp. (a)	390,000	1,693,850
Eldorado Gold Corp.	805,000	11,409,770
First Quantum Minerals Ltd.	1,530,000	31,784,966
Franco-Nevada Corp.	124,000	5,562,582
Goldcorp, Inc.	2,100,000	80,428,246
Major Drilling Group International, Inc.	600,000	9,008,352
New Gold, Inc. (a)	1,300,000	11,845,103
Osisko Mining Corp. (a)	865,700	8,913,358
Silver Wheaton Corp.	775,900	23,691,363
Tahoe Resources, Inc. (a)	500,000	9,410,276
Yamana Gold, Inc.	2,400,000	35,207,289
		335,390,995
TOTAL MATERIALS		474,154,600
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 4.1%
BCE, Inc.	2,000,000	81,032,650
Manitoba Telecom Services, Inc.	300,000	10,417,616
TELUS Corp.	1,100,000	66,050,114
		157,500,380
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc. Class B (non-vtg.)	500,000	18,663,629
TOTAL TELECOMMUNICATION SERVICES		176,164,009
UTILITIES - 0.2%
Electric Utilities - 0.2%
Fortis, Inc.	200,000	6,936,978
TOTAL COMMON STOCKS (Cost $2,956,181,252)		3,800,335,124
Money Market Funds - 6.7%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	18,330,252	$ 18,330,252
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	238,200,322	238,200,322
TOTAL MONEY MARKET FUNDS (Cost $256,530,574)		256,530,574
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $3,212,711,826)		4,056,865,698
NET OTHER ASSETS (LIABILITIES) - (6.5)%		(248,466,674)
NET ASSETS - 100%		$ 3,808,399,024
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,409,091 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,385
Fidelity Securities Lending Cash Central Fund	2,860,750
Total	$ 2,875,135
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $225,385,921) - See accompanying schedule: Unaffiliated issuers (cost $2,956,181,252)	$ 3,800,335,124
Fidelity Central Funds (cost $256,530,574)	256,530,574
Total Investments (cost $3,212,711,826)		$ 4,056,865,698
Foreign currency held at value (cost $512,135)		511,809
Receivable for investments sold		2,139,241
Receivable for fund shares sold		2,247,286
Dividends receivable		10,312,031
Distributions receivable from Fidelity Central Funds		718,580
Prepaid expenses		4,876
Other receivables		23,235
Total assets		4,072,822,756

Liabilities
Payable for investments purchased	$ 14,274,490
Payable for fund shares redeemed	9,382,407
Accrued management fee	1,546,471
Distribution and service plan fees payable	126,760
Other affiliated payables	845,973
Other payables and accrued expenses	47,309
Collateral on securities loaned, at value	238,200,322
Total liabilities		264,423,732

Net Assets		$ 3,808,399,024
Net Assets consist of:
Paid in capital		$ 3,322,386,178
Undistributed net investment income		14,847,390
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(373,052,866)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		844,218,322
Net Assets		$ 3,808,399,024

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($179,060,211 ÷ 3,357,892 shares)	$ 53.33

Maximum offering price per share (100/94.25 of $53.33)	$ 56.58
Class T: Net Asset Value and redemption price per share ($32,667,921 ÷ 613,641 shares)	$ 53.24

Maximum offering price per share (100/96.50 of $53.24)	$ 55.17
Class B: Net Asset Value and offering price per share ($11,088,823 ÷ 210,124 shares)A	$ 52.77

Class C: Net Asset Value and offering price per share ($78,364,164 ÷ 1,492,879 shares)A	$ 52.49

Canada: Net Asset Value, offering price and redemption price per share ($3,433,433,570 ÷ 64,008,980 shares)	$ 53.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($73,784,335 ÷ 1,379,104 shares)	$ 53.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2012 (Unaudited)
Investment Income
Dividends		$ 45,767,590
Interest		775
Income from Fidelity Central Funds (including $2,860,750 from security lending)		2,875,135
Income before foreign taxes withheld		48,643,500
Less foreign taxes withheld		(6,692,336)
Total income		41,951,164

Expenses
Management fee Basic fee	$ 13,954,244
Performance adjustment	(3,984,977)
Transfer agent fees	4,404,099
Distribution and service plan fees	799,677
Accounting and security lending fees	774,080
Custodian fees and expenses	30,117
Independent trustees' compensation	12,158
Registration fees	103,761
Audit	38,802
Legal	9,202
Interest	2,579
Miscellaneous	22,137
Total expenses before reductions	16,165,879
Expense reductions	(30,740)	16,135,139
Net investment income (loss)		25,816,025
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(95,252,523)
Foreign currency transactions	(164,881)
Total net realized gain (loss)		(95,417,404)
Change in net unrealized appreciation (depreciation) on: Investment securities	199,016,288
Assets and liabilities in foreign currencies	37,502
Total change in net unrealized appreciation (depreciation)		199,053,790
Net gain (loss)		103,636,386
Net increase (decrease) in net assets resulting from operations		$ 129,452,411

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,816,025	$ 41,545,130
Net realized gain (loss)	(95,417,404)	43,297,359
Change in net unrealized appreciation (depreciation)	199,053,790	(192,122,126)
Net increase (decrease) in net assets resulting from operations	129,452,411	(107,279,637)
Distributions to shareholders from net investment income	(36,731,505)	(35,317,815)
Distributions to shareholders from net realized gain	(22,566,558)	(35,060,747)
Total distributions	(59,298,063)	(70,378,562)
Share transactions - net increase (decrease)	(458,349,632)	103,024,419
Redemption fees	168,367	1,146,266
Total increase (decrease) in net assets	(388,026,917)	(73,487,514)

Net Assets
Beginning of period	4,196,425,941	4,269,913,455
End of period (including undistributed net investment income of $14,847,390 and undistributed net investment income of $25,762,870, respectively)	$ 3,808,399,024	$ 4,196,425,941

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 52.20	$ 53.81	$ 44.24	$ 38.20	$ 70.16	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.27	.34	.31	.38	.39	.19
Net realized and unrealized gain (loss)	1.48	(1.17)	9.64	5.72	(28.71)	15.96
Total from investment operations	1.75	(.83)	9.95	6.10	(28.32)	16.15
Distributions from net investment income	(.33)	(.35)	(.39)	(.07)	(.41)	-
Distributions from net realized gain	(.29)	(.44)	-	-	(3.27)	-
Total distributions	(.62)	(.79)	(.39)	(.07)	(3.68)	-
Redemption fees added to paid in capital E	- J	.01	.01	.01	.04	.01
Net asset value, end of period	$ 53.33	$ 52.20	$ 53.81	$ 44.24	$ 38.20	$ 70.16
Total Return B, C, D	3.42%	(1.64)%	22.62%	16.08%	(42.23)%	29.93%
Ratios to Average Net Assets F, I
Expenses before reductions	1.08% A	1.12%	1.24%	1.42%	1.34%	1.23% A
Expenses net of fee waivers, if any	1.08% A	1.12%	1.24%	1.42%	1.34%	1.23% A
Expenses net of all reductions	1.08% A	1.12%	1.18%	1.39%	1.31%	1.22% A
Net investment income (loss)	1.05% A	.59%	.63%	.98%	.69%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 179,060	$ 215,369	$ 170,446	$ 83,015	$ 56,242	$ 20,912
Portfolio turnover rate G	96% A	104%	143%	123%	63%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 52.01	$ 53.64	$ 44.11	$ 38.10	$ 70.09	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.20	.17	.18	.27	.23	.09
Net realized and unrealized gain (loss)	1.48	(1.16)	9.60	5.73	(28.66)	15.99
Total from investment operations	1.68	(.99)	9.78	6.00	(28.43)	16.08
Distributions from net investment income	(.16)	(.21)	(.26)	-	(.33)	-
Distributions from net realized gain	(.29)	(.44)	-	-	(3.27)	-
Total distributions	(.45)	(.65)	(.26)	-	(3.60)	-
Redemption fees added to paid in capital E	- J	.01	.01	.01	.04	.01
Net asset value, end of period	$ 53.24	$ 52.01	$ 53.64	$ 44.11	$ 38.10	$ 70.09
Total Return B, C, D	3.27%	(1.93)%	22.27%	15.77%	(42.40)%	29.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	1.42%	1.51%	1.70%	1.63%	1.48% A
Expenses net of fee waivers, if any	1.36% A	1.42%	1.51%	1.70%	1.63%	1.48% A
Expenses net of all reductions	1.36% A	1.42%	1.46%	1.67%	1.60%	1.47% A
Net investment income (loss)	.77% A	.30%	.36%	.71%	.40%	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,668	$ 34,323	$ 31,522	$ 17,727	$ 14,963	$ 14,522
Portfolio turnover rate G	96% A	104%	143%	123%	63%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 51.37	$ 53.03	$ 43.68	$ 37.91	$ 69.88	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.07	(.11)	(.07)	.08	(.06)	(.06)
Net realized and unrealized gain (loss)	1.47	(1.14)	9.50	5.68	(28.54)	15.93
Total from investment operations	1.54	(1.25)	9.43	5.76	(28.60)	15.87
Distributions from net investment income	-	(.01)	(.09)	-	(.14)	-
Distributions from net realized gain	(.14)	(.41)	-	-	(3.27)	-
Total distributions	(.14)	(.42)	(.09)	-	(3.41)	-
Redemption fees added to paid in capital E	- J	.01	.01	.01	.04	.01
Net asset value, end of period	$ 52.77	$ 51.37	$ 53.03	$ 43.68	$ 37.91	$ 69.88
Total Return B, C, D	3.02%	(2.41)%	21.64%	15.22%	(42.68)%	29.41%
Ratios to Average Net Assets F, I
Expenses before reductions	1.85% A	1.91%	2.01%	2.19%	2.13%	2.00% A
Expenses net of fee waivers, if any	1.85% A	1.91%	2.01%	2.19%	2.13%	2.00% A
Expenses net of all reductions	1.85% A	1.91%	1.96%	2.16%	2.10%	1.99% A
Net investment income (loss)	.28% A	(.20)%	(.14)%	.21%	(.10)%	(.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,089	$ 11,866	$ 13,464	$ 7,283	$ 5,615	$ 4,078
Portfolio turnover rate G	96% A	104%	143%	123%	63%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 51.19	$ 52.87	$ 43.60	$ 37.84	$ 69.91	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.08	(.08)	(.06)	.09	(.05)	(.04)
Net realized and unrealized gain (loss)	1.45	(1.14)	9.48	5.66	(28.52)	15.94
Total from investment operations	1.53	(1.22)	9.42	5.75	(28.57)	15.90
Distributions from net investment income	-	(.03)	(.16)	-	(.27)	-
Distributions from net realized gain	(.23)	(.44)	-	-	(3.27)	-
Total distributions	(.23)	(.47)	(.16)	-	(3.54)	-
Redemption fees added to paid in capital E	- J	.01	.01	.01	.04	.01
Net asset value, end of period	$ 52.49	$ 51.19	$ 52.87	$ 43.60	$ 37.84	$ 69.91
Total Return B, C, D	3.02%	(2.36)%	21.68%	15.22%	(42.69)%	29.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.86%	1.99%	2.18%	2.13%	1.99% A
Expenses net of fee waivers, if any	1.82% A	1.86%	1.99%	2.18%	2.13%	1.99% A
Expenses net of all reductions	1.82% A	1.86%	1.94%	2.15%	2.10%	1.97% A
Net investment income (loss)	.31% A	(.15)%	(.12)%	.22%	(.10)%	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,364	$ 87,990	$ 54,052	$ 24,848	$ 16,716	$ 8,752
Portfolio turnover rate G	96% A	104%	143%	123%	63%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Canada

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 52.59	$ 54.14	$ 44.46	$ 38.37	$ 70.25	$ 49.48
Income from Investment Operations
Net investment income (loss) D	.35	.52	.46	.48	.58	.52
Net realized and unrealized gain (loss)	1.48	(1.18)	9.68	5.74	(28.83)	21.62
Total from investment operations	1.83	(.66)	10.14	6.22	(28.25)	22.14
Distributions from net investment income	(.49)	(.46)	(.47)	(.14)	(.40)	(.36)
Distributions from net realized gain	(.29)	(.44)	-	-	(3.27)	(1.03)
Total distributions	(.78)	(.90)	(.47)	(.14)	(3.67)	(1.39)
Redemption fees added to paid in capital D	- H	.01	.01	.01	.04	.02
Net asset value, end of period	$ 53.64	$ 52.59	$ 54.14	$ 44.46	$ 38.37	$ 70.25
Total Return B, C	3.57%	(1.33)%	22.97%	16.40%	(42.06)%	46.03%
Ratios to Average Net Assets E, G
Expenses before reductions	.77% A	.82%	.94%	1.17%	1.03%	.96%
Expenses net of fee waivers, if any	.77% A	.82%	.94%	1.17%	1.03%	.96%
Expenses net of all reductions	.77% A	.82%	.89%	1.13%	1.00%	.94%
Net investment income (loss)	1.36% A	.90%	.93%	1.24%	1.00%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,433,434	$ 3,778,765	$ 3,953,693	$ 3,149,791	$ 2,776,298	$ 4,890,617
Portfolio turnover rate F	96% A	104%	143%	123%	63%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 52.44	$ 54.02	$ 44.39	$ 38.31	$ 70.25	$ 54.00
Income from Investment Operations
Net investment income (loss) D	.35	.51	.46	.49	.52	.25
Net realized and unrealized gain (loss)	1.48	(1.18)	9.65	5.72	(28.78)	15.99
Total from investment operations	1.83	(.67)	10.11	6.21	(28.26)	16.24
Distributions from net investment income	(.48)	(.48)	(.49)	(.14)	(.45)	-
Distributions from net realized gain	(.29)	(.44)	-	-	(3.27)	-
Total distributions	(.77)	(.92)	(.49)	(.14)	(3.72)	-
Redemption fees added to paid in capital D	- I	.01	.01	.01	.04	.01
Net asset value, end of period	$ 53.50	$ 52.44	$ 54.02	$ 44.39	$ 38.31	$ 70.25
Total Return B, C	3.58%	(1.35)%	22.94%	16.40%	(42.11)%	30.09%
Ratios to Average Net Assets E, H
Expenses before reductions	.77% A	.82%	.95%	1.17%	1.11%	1.01% A
Expenses net of fee waivers, if any	.77% A	.82%	.95%	1.17%	1.11%	1.01% A
Expenses net of all reductions	.77% A	.82%	.90%	1.14%	1.08%	.99% A
Net investment income (loss)	1.36% A	.89%	.92%	1.23%	.92%	.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,784	$ 68,112	$ 46,737	$ 17,956	$ 8,870	$ 4,064
Portfolio turnover rate F	96% A	104%	143%	123%	63%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Canada, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 895,955,340
Gross unrealized depreciation	(62,846,233)
Net unrealized appreciation (depreciation) on securities and other investments	$ 833,109,107

Tax cost	$ 3,223,756,591

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (79,486,047)
2017	(150,917,781)
Total capital loss carryforward	$ (230,403,828)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,900,423,193 and $2,388,278,141, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .51% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 252,277	$ 16,512
Class T	.25%	.25%	82,126	861
Class B	.75%	.25%	56,300	42,323
Class C	.75%	.25%	408,974	143,816
			$ 799,677	$ 203,512

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 44,833
Class T	10,340
Class B*	10,941
Class C*	19,455
$ 85,569

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 279,668.28
Class T	50,388.31
Class B	16,800.30
Class C	108,140.26
Canada	3,883,388.22
Institutional Class	65,715.21
	$ 4,404,099

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,126 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,420,844.35%		$ 2,332

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,007 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $7,821,000. The weighted average interest rate was .57%. The interest expense amounted to $247 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $30,740 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 1,331,583	$ 1,141,830
Class T	100,888	123,341
Class B	-	2,503
Class C	-	36,231
Canada	34,710,752	33,570,065
Institutional Class	588,282	443,845
Total	$ 36,731,505	$ 35,317,815

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders - continued

	Six months ended April 30, 2012	Year ended October 31, 2011
From net realized gain
Class A	$ 1,169,689	$ 1,445,324
Class T	185,711	261,152
Class B	32,050	101,491
Class C	395,818	470,108
Canada	20,430,565	32,375,322
Institutional Class	352,725	407,350
Total	$ 22,566,558	$ 35,060,747

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	296,861	2,386,291	$ 15,302,429	$ 138,991,055
Reinvestment of distributions	41,960	39,424	2,109,730	2,233,433
Shares redeemed	(1,106,867)	(1,467,607)	(57,126,367)	(82,665,471)
Net increase (decrease)	(768,046)	958,108	$ (39,714,208)	$ 58,559,017
Class T
Shares sold	47,110	254,873	$ 2,400,570	$ 14,715,904
Reinvestment of distributions	5,569	6,640	279,919	375,773
Shares redeemed	(99,000)	(189,243)	(5,096,409)	(10,669,184)
Net increase (decrease)	(46,321)	72,270	$ (2,415,920)	$ 4,422,493
Class B
Shares sold	3,180	29,930	$ 161,513	$ 1,729,701
Reinvestment of distributions	519	1,508	25,894	84,713
Shares redeemed	(24,553)	(54,348)	(1,250,620)	(3,060,843)
Net increase (decrease)	(20,854)	(22,910)	$ (1,063,213)	$ (1,246,429)
Class C
Shares sold	96,714	1,081,104	$ 4,906,322	$ 62,770,855
Reinvestment of distributions	6,045	7,014	300,150	392,322
Shares redeemed	(328,885)	(391,485)	(16,648,440)	(21,249,300)
Net increase (decrease)	(226,126)	696,633	$ (11,441,968)	$ 41,913,877
Canada
Shares sold	3,377,507	20,804,881	$ 175,401,027	$ 1,223,871,558
Reinvestment of distributions	1,003,141	1,069,329	50,678,709	60,856,944
Shares redeemed	(12,226,490)	(23,043,159)	(633,989,170)	(1,313,818,426)
Net increase (decrease)	(7,845,842)	(1,168,949)	$ (407,909,434)	$ (29,089,924)
Institutional Class
Shares sold	475,618	1,331,261	$ 24,625,730	$ 79,262,853
Reinvestment of distributions	13,162	10,934	663,252	620,606
Shares redeemed	(408,410)	(908,649)	(21,093,871)	(51,418,074)
Net increase (decrease)	80,370	433,546	$ 4,195,111	$ 28,465,385

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, Massachusetts

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ACAN-USAN-0612
1.843167.104

Fidelity Advisor®

Canada Fund -

Institutional Class

Semiannual Report

April 30, 2012

Institutional Class is a class of
Fidelity® Canada Fund

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Canada Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.08%
Actual		$ 1,000.00	$ 1,034.20	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.42
Class T	1.36%
Actual		$ 1,000.00	$ 1,032.70	$ 6.87
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.82
Class B	1.85%
Actual		$ 1,000.00	$ 1,030.20	$ 9.34
HypotheticalA		$ 1,000.00	$ 1,015.66	$ 9.27
Class C	1.82%
Actual		$ 1,000.00	$ 1,030.20	$ 9.19
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.12
Canada	.77%
Actual		$ 1,000.00	$ 1,035.70	$ 3.90
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.87
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,035.80	$ 3.90
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.87

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Canada Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
Canada	89.9%
United States of America	10.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
Canada	95.8%
United States of America	4.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.8	99.8
Short-Term Investments and Net Other Assets (Liabilities)	0.2	0.2
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
The Toronto-Dominion Bank (Commercial Banks)	6.4	5.4
Royal Bank of Canada (Commercial Banks)	5.9	1.0
Bank of Nova Scotia (Commercial Banks)	4.2	3.9
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	4.2	3.8
Valeant Pharmaceuticals International, Inc. (Canada) (Pharmaceuticals)	4.1	2.0
SXC Health Solutions Corp. (Health Care Technology)	3.8	2.7
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3.8	3.9
Canadian National Railway Co. (Road & Rail)	3.4	3.5
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	2.7	2.2
Bank of Montreal (Commercial Banks)	2.5	3.3
	41.0
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.1	22.8
Energy	19.1	23.4
Materials	12.5	23.4
Consumer Discretionary	9.9	5.5
Health Care	8.3	4.7
Industrials	6.0	5.4
Telecommunication Services	4.6	5.6
Information Technology	4.1	5.5
Consumer Staples	4.0	2.6
Utilities	0.2	0.9

Semiannual Report

Fidelity Canada Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.9%
Magna International, Inc. Class A (sub. vtg.)	800,000	$ 35,061,503
Hotels, Restaurants & Leisure - 1.5%
Starbucks Corp.	300,000	17,214,000
Tim Hortons, Inc. (Canada)	710,300	41,003,600
		58,217,600
Media - 1.7%
Cineplex, Inc.	400,000	12,181,220
Comcast Corp. Class A	400,000	12,132,000
Corus Entertainment, Inc. Class B (non-vtg.)	800,000	19,729,689
Quebecor, Inc. Class B (sub. vtg.)	550,000	21,621,362
		65,664,271
Multiline Retail - 1.7%
Dollarama, Inc.	1,153,467	64,204,116
Specialty Retail - 2.4%
AutoZone, Inc. (a)	40,000	15,846,400
Home Depot, Inc.	200,000	10,358,000
Limited Brands, Inc.	400,000	19,880,000
Lowe's Companies, Inc.	650,000	20,455,500
RONA, Inc.	200,000	2,146,292
TJX Companies, Inc.	500,000	20,855,000
		89,541,192
Textiles, Apparel & Luxury Goods - 1.7%
lululemon athletica, Inc. (a)	577,600	42,823,264
NIKE, Inc. Class B	200,000	22,374,000
		65,197,264
TOTAL CONSUMER DISCRETIONARY		377,885,946
CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 3.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,790,200	77,661,422
CVS Caremark Corp.	280,000	12,493,600
Jean Coutu Group, Inc. Class A (sub. vtg.)	50,000	716,274
Metro, Inc. Class A (sub. vtg.)	579,165	31,955,953
Whole Foods Market, Inc.	230,000	19,106,100
		141,933,349
Food Products - 0.3%
Saputo, Inc.	250,000	11,685,649
TOTAL CONSUMER STAPLES		153,618,998
ENERGY - 19.1%
Energy Equipment & Services - 0.1%
Trinidad Drilling Ltd.	703,400	4,557,591
Oil, Gas & Consumable Fuels - 19.0%
Baytex Energy Corp. (d)	650,000	34,357,378

	Shares	Value
Cameco Corp.	300,000	$ 6,639,332
Canadian Natural Resources Ltd.	800,000	27,796,507
Canadian Oil Sands Ltd.	200,000	4,420,147
Celtic Exploration Ltd. (e)	200,000	2,931,916
Cenovus Energy, Inc.	2,800,000	101,624,905
Crescent Point Energy Corp. (d)	1,483,400	64,817,559
Enbridge, Inc.	3,437,800	144,055,218
Imperial Oil Ltd.	250,000	11,640,091
Keyera Corp.	152,302	6,227,768
Pacific Rubiales Energy Corp.	800,000	22,953,176
Painted Pony Petroleum Ltd. (a)(e)	113,000	911,779
Pembina Pipeline Corp. (d)	250,000	7,562,642
Penn West Petroleum Ltd.	500,000	8,569,982
PetroBakken Energy Ltd. Class A (d)	1,000,000	14,477,348
Progress Energy Resources Corp.	200,000	2,200,962
Suncor Energy, Inc.	4,857,600	160,469,236
Surge Energy, Inc. (a)	250,000	2,229,815
Surge Energy, Inc. (a)(e)	632,000	5,636,973
Talisman Energy, Inc.	1,500,000	19,620,349
Tourmaline Oil Corp. (e)	80,000	1,928,423
TransCanada Corp.	1,100,000	48,398,886
Trilogy Energy Corp.	100,000	2,765,882
Vermilion Energy, Inc. (d)	400,000	19,397,621
		721,633,895
TOTAL ENERGY		726,191,486
FINANCIALS - 31.1%
Capital Markets - 1.0%
CI Financial Corp.	1,100,000	26,337,636
E*TRADE Financial Corp. (a)	1,000,000	10,630,000
		36,967,636
Commercial Banks - 22.9%
Bank of Montreal (d)	1,600,000	95,036,193
Bank of Nova Scotia	2,900,000	160,890,914
Canadian Imperial Bank of Commerce	954,600	72,028,689
National Bank of Canada	600,000	46,833,713
Royal Bank of Canada (d)	3,890,000	224,834,321
The Toronto-Dominion Bank	2,863,800	242,063,948
U.S. Bancorp	700,000	22,519,000
Wells Fargo & Co.	250,000	8,357,500
		872,564,278
Diversified Financial Services - 0.5%
JPMorgan Chase & Co.	450,000	19,341,000
Insurance - 3.3%
Intact Financial Corp.	760,925	49,133,684
Manulife Financial Corp.	3,100,000	42,400,405
Power Financial Corp. (d)	200,000	5,993,419
Sun Life Financial, Inc.	1,200,000	29,424,450
		126,951,958
Real Estate Investment Trusts - 1.7%
Boardwalk (REIT)	150,000	8,930,904
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
H&R REIT/H&R Finance Trust	600,000	$ 14,821,564
RioCan (REIT)	1,400,000	38,467,223
		62,219,691
Real Estate Management & Development - 1.7%
Brookfield Asset Management, Inc. Class A	1,550,000	51,156,669
Brookfield Properties Corp.	800,000	14,489,496
		65,646,165
TOTAL FINANCIALS		1,183,690,728
HEALTH CARE - 8.3%
Biotechnology - 0.4%
Biogen Idec, Inc. (a)	100,000	13,401,000
Health Care Technology - 3.8%
SXC Health Solutions Corp. (a)	1,603,234	145,398,838
Pharmaceuticals - 4.1%
Valeant Pharmaceuticals International, Inc. (Canada) (a)	2,831,471	157,518,939
TOTAL HEALTH CARE		316,318,777
INDUSTRIALS - 6.0%
Commercial Services & Supplies - 0.1%
Progressive Waste Solution Ltd.	184,000	3,992,022
Machinery - 0.4%
Westport Innovations, Inc. (a)(d)	500,000	15,650,003
Road & Rail - 5.2%
Canadian National Railway Co.	1,490,000	127,164,768
Canadian Pacific	900,000	69,658,314
		196,823,082
Trading Companies & Distributors - 0.3%
Finning International, Inc.	400,000	11,176,917
TOTAL INDUSTRIALS		227,642,024
INFORMATION TECHNOLOGY - 4.1%
Communications Equipment - 0.2%
QUALCOMM, Inc.	120,000	7,660,800
Computers & Peripherals - 0.5%
Apple, Inc. (a)	30,000	17,527,200
Internet Software & Services - 0.6%
Open Text Corp. (a)	430,407	24,131,551
IT Services - 2.5%
Alliance Data Systems Corp. (a)(d)	140,000	17,988,600

	Shares	Value
CGI Group, Inc. Class A (sub. vtg.) (a)	2,490,000	$ 55,887,927
MasterCard, Inc. Class A	50,000	22,613,500
		96,490,027
Software - 0.3%
Red Hat, Inc. (a)	200,000	11,922,000
TOTAL INFORMATION TECHNOLOGY		157,731,578
MATERIALS - 12.5%
Chemicals - 3.7%
Agrium, Inc.	350,000	30,834,725
CF Industries Holdings, Inc.	50,000	9,653,000
Methanex Corp.	400,000	14,084,536
Potash Corp. of Saskatchewan, Inc.	1,980,000	84,191,344
		138,763,605
Metals & Mining - 8.8%
Agnico-Eagle Mines Ltd. (Canada)	200,000	7,989,876
Alamos Gold, Inc.	1,400,000	25,625,918
Barrick Gold Corp.	1,800,000	72,820,046
Copper Mountain Mining Corp. (a)	390,000	1,693,850
Eldorado Gold Corp.	805,000	11,409,770
First Quantum Minerals Ltd.	1,530,000	31,784,966
Franco-Nevada Corp.	124,000	5,562,582
Goldcorp, Inc.	2,100,000	80,428,246
Major Drilling Group International, Inc.	600,000	9,008,352
New Gold, Inc. (a)	1,300,000	11,845,103
Osisko Mining Corp. (a)	865,700	8,913,358
Silver Wheaton Corp.	775,900	23,691,363
Tahoe Resources, Inc. (a)	500,000	9,410,276
Yamana Gold, Inc.	2,400,000	35,207,289
		335,390,995
TOTAL MATERIALS		474,154,600
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 4.1%
BCE, Inc.	2,000,000	81,032,650
Manitoba Telecom Services, Inc.	300,000	10,417,616
TELUS Corp.	1,100,000	66,050,114
		157,500,380
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc. Class B (non-vtg.)	500,000	18,663,629
TOTAL TELECOMMUNICATION SERVICES		176,164,009
UTILITIES - 0.2%
Electric Utilities - 0.2%
Fortis, Inc.	200,000	6,936,978
TOTAL COMMON STOCKS (Cost $2,956,181,252)		3,800,335,124
Money Market Funds - 6.7%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	18,330,252	$ 18,330,252
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	238,200,322	238,200,322
TOTAL MONEY MARKET FUNDS (Cost $256,530,574)		256,530,574
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $3,212,711,826)		4,056,865,698
NET OTHER ASSETS (LIABILITIES) - (6.5)%		(248,466,674)
NET ASSETS - 100%		$ 3,808,399,024
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,409,091 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,385
Fidelity Securities Lending Cash Central Fund	2,860,750
Total	$ 2,875,135
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $225,385,921) - See accompanying schedule: Unaffiliated issuers (cost $2,956,181,252)	$ 3,800,335,124
Fidelity Central Funds (cost $256,530,574)	256,530,574
Total Investments (cost $3,212,711,826)		$ 4,056,865,698
Foreign currency held at value (cost $512,135)		511,809
Receivable for investments sold		2,139,241
Receivable for fund shares sold		2,247,286
Dividends receivable		10,312,031
Distributions receivable from Fidelity Central Funds		718,580
Prepaid expenses		4,876
Other receivables		23,235
Total assets		4,072,822,756

Liabilities
Payable for investments purchased	$ 14,274,490
Payable for fund shares redeemed	9,382,407
Accrued management fee	1,546,471
Distribution and service plan fees payable	126,760
Other affiliated payables	845,973
Other payables and accrued expenses	47,309
Collateral on securities loaned, at value	238,200,322
Total liabilities		264,423,732

Net Assets		$ 3,808,399,024
Net Assets consist of:
Paid in capital		$ 3,322,386,178
Undistributed net investment income		14,847,390
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(373,052,866)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		844,218,322
Net Assets		$ 3,808,399,024

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($179,060,211 ÷ 3,357,892 shares)	$ 53.33

Maximum offering price per share (100/94.25 of $53.33)	$ 56.58
Class T: Net Asset Value and redemption price per share ($32,667,921 ÷ 613,641 shares)	$ 53.24

Maximum offering price per share (100/96.50 of $53.24)	$ 55.17
Class B: Net Asset Value and offering price per share ($11,088,823 ÷ 210,124 shares)A	$ 52.77

Class C: Net Asset Value and offering price per share ($78,364,164 ÷ 1,492,879 shares)A	$ 52.49

Canada: Net Asset Value, offering price and redemption price per share ($3,433,433,570 ÷ 64,008,980 shares)	$ 53.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($73,784,335 ÷ 1,379,104 shares)	$ 53.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2012 (Unaudited)
Investment Income
Dividends		$ 45,767,590
Interest		775
Income from Fidelity Central Funds (including $2,860,750 from security lending)		2,875,135
Income before foreign taxes withheld		48,643,500
Less foreign taxes withheld		(6,692,336)
Total income		41,951,164

Expenses
Management fee Basic fee	$ 13,954,244
Performance adjustment	(3,984,977)
Transfer agent fees	4,404,099
Distribution and service plan fees	799,677
Accounting and security lending fees	774,080
Custodian fees and expenses	30,117
Independent trustees' compensation	12,158
Registration fees	103,761
Audit	38,802
Legal	9,202
Interest	2,579
Miscellaneous	22,137
Total expenses before reductions	16,165,879
Expense reductions	(30,740)	16,135,139
Net investment income (loss)		25,816,025
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(95,252,523)
Foreign currency transactions	(164,881)
Total net realized gain (loss)		(95,417,404)
Change in net unrealized appreciation (depreciation) on: Investment securities	199,016,288
Assets and liabilities in foreign currencies	37,502
Total change in net unrealized appreciation (depreciation)		199,053,790
Net gain (loss)		103,636,386
Net increase (decrease) in net assets resulting from operations		$ 129,452,411

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,816,025	$ 41,545,130
Net realized gain (loss)	(95,417,404)	43,297,359
Change in net unrealized appreciation (depreciation)	199,053,790	(192,122,126)
Net increase (decrease) in net assets resulting from operations	129,452,411	(107,279,637)
Distributions to shareholders from net investment income	(36,731,505)	(35,317,815)
Distributions to shareholders from net realized gain	(22,566,558)	(35,060,747)
Total distributions	(59,298,063)	(70,378,562)
Share transactions - net increase (decrease)	(458,349,632)	103,024,419
Redemption fees	168,367	1,146,266
Total increase (decrease) in net assets	(388,026,917)	(73,487,514)

Net Assets
Beginning of period	4,196,425,941	4,269,913,455
End of period (including undistributed net investment income of $14,847,390 and undistributed net investment income of $25,762,870, respectively)	$ 3,808,399,024	$ 4,196,425,941

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 52.20	$ 53.81	$ 44.24	$ 38.20	$ 70.16	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.27	.34	.31	.38	.39	.19
Net realized and unrealized gain (loss)	1.48	(1.17)	9.64	5.72	(28.71)	15.96
Total from investment operations	1.75	(.83)	9.95	6.10	(28.32)	16.15
Distributions from net investment income	(.33)	(.35)	(.39)	(.07)	(.41)	-
Distributions from net realized gain	(.29)	(.44)	-	-	(3.27)	-
Total distributions	(.62)	(.79)	(.39)	(.07)	(3.68)	-
Redemption fees added to paid in capital E	- J	.01	.01	.01	.04	.01
Net asset value, end of period	$ 53.33	$ 52.20	$ 53.81	$ 44.24	$ 38.20	$ 70.16
Total Return B, C, D	3.42%	(1.64)%	22.62%	16.08%	(42.23)%	29.93%
Ratios to Average Net Assets F, I
Expenses before reductions	1.08% A	1.12%	1.24%	1.42%	1.34%	1.23% A
Expenses net of fee waivers, if any	1.08% A	1.12%	1.24%	1.42%	1.34%	1.23% A
Expenses net of all reductions	1.08% A	1.12%	1.18%	1.39%	1.31%	1.22% A
Net investment income (loss)	1.05% A	.59%	.63%	.98%	.69%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 179,060	$ 215,369	$ 170,446	$ 83,015	$ 56,242	$ 20,912
Portfolio turnover rate G	96% A	104%	143%	123%	63%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 52.01	$ 53.64	$ 44.11	$ 38.10	$ 70.09	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.20	.17	.18	.27	.23	.09
Net realized and unrealized gain (loss)	1.48	(1.16)	9.60	5.73	(28.66)	15.99
Total from investment operations	1.68	(.99)	9.78	6.00	(28.43)	16.08
Distributions from net investment income	(.16)	(.21)	(.26)	-	(.33)	-
Distributions from net realized gain	(.29)	(.44)	-	-	(3.27)	-
Total distributions	(.45)	(.65)	(.26)	-	(3.60)	-
Redemption fees added to paid in capital E	- J	.01	.01	.01	.04	.01
Net asset value, end of period	$ 53.24	$ 52.01	$ 53.64	$ 44.11	$ 38.10	$ 70.09
Total Return B, C, D	3.27%	(1.93)%	22.27%	15.77%	(42.40)%	29.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	1.42%	1.51%	1.70%	1.63%	1.48% A
Expenses net of fee waivers, if any	1.36% A	1.42%	1.51%	1.70%	1.63%	1.48% A
Expenses net of all reductions	1.36% A	1.42%	1.46%	1.67%	1.60%	1.47% A
Net investment income (loss)	.77% A	.30%	.36%	.71%	.40%	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,668	$ 34,323	$ 31,522	$ 17,727	$ 14,963	$ 14,522
Portfolio turnover rate G	96% A	104%	143%	123%	63%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 51.37	$ 53.03	$ 43.68	$ 37.91	$ 69.88	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.07	(.11)	(.07)	.08	(.06)	(.06)
Net realized and unrealized gain (loss)	1.47	(1.14)	9.50	5.68	(28.54)	15.93
Total from investment operations	1.54	(1.25)	9.43	5.76	(28.60)	15.87
Distributions from net investment income	-	(.01)	(.09)	-	(.14)	-
Distributions from net realized gain	(.14)	(.41)	-	-	(3.27)	-
Total distributions	(.14)	(.42)	(.09)	-	(3.41)	-
Redemption fees added to paid in capital E	- J	.01	.01	.01	.04	.01
Net asset value, end of period	$ 52.77	$ 51.37	$ 53.03	$ 43.68	$ 37.91	$ 69.88
Total Return B, C, D	3.02%	(2.41)%	21.64%	15.22%	(42.68)%	29.41%
Ratios to Average Net Assets F, I
Expenses before reductions	1.85% A	1.91%	2.01%	2.19%	2.13%	2.00% A
Expenses net of fee waivers, if any	1.85% A	1.91%	2.01%	2.19%	2.13%	2.00% A
Expenses net of all reductions	1.85% A	1.91%	1.96%	2.16%	2.10%	1.99% A
Net investment income (loss)	.28% A	(.20)%	(.14)%	.21%	(.10)%	(.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,089	$ 11,866	$ 13,464	$ 7,283	$ 5,615	$ 4,078
Portfolio turnover rate G	96% A	104%	143%	123%	63%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 51.19	$ 52.87	$ 43.60	$ 37.84	$ 69.91	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.08	(.08)	(.06)	.09	(.05)	(.04)
Net realized and unrealized gain (loss)	1.45	(1.14)	9.48	5.66	(28.52)	15.94
Total from investment operations	1.53	(1.22)	9.42	5.75	(28.57)	15.90
Distributions from net investment income	-	(.03)	(.16)	-	(.27)	-
Distributions from net realized gain	(.23)	(.44)	-	-	(3.27)	-
Total distributions	(.23)	(.47)	(.16)	-	(3.54)	-
Redemption fees added to paid in capital E	- J	.01	.01	.01	.04	.01
Net asset value, end of period	$ 52.49	$ 51.19	$ 52.87	$ 43.60	$ 37.84	$ 69.91
Total Return B, C, D	3.02%	(2.36)%	21.68%	15.22%	(42.69)%	29.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.86%	1.99%	2.18%	2.13%	1.99% A
Expenses net of fee waivers, if any	1.82% A	1.86%	1.99%	2.18%	2.13%	1.99% A
Expenses net of all reductions	1.82% A	1.86%	1.94%	2.15%	2.10%	1.97% A
Net investment income (loss)	.31% A	(.15)%	(.12)%	.22%	(.10)%	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,364	$ 87,990	$ 54,052	$ 24,848	$ 16,716	$ 8,752
Portfolio turnover rate G	96% A	104%	143%	123%	63%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Canada

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 52.59	$ 54.14	$ 44.46	$ 38.37	$ 70.25	$ 49.48
Income from Investment Operations
Net investment income (loss) D	.35	.52	.46	.48	.58	.52
Net realized and unrealized gain (loss)	1.48	(1.18)	9.68	5.74	(28.83)	21.62
Total from investment operations	1.83	(.66)	10.14	6.22	(28.25)	22.14
Distributions from net investment income	(.49)	(.46)	(.47)	(.14)	(.40)	(.36)
Distributions from net realized gain	(.29)	(.44)	-	-	(3.27)	(1.03)
Total distributions	(.78)	(.90)	(.47)	(.14)	(3.67)	(1.39)
Redemption fees added to paid in capital D	- H	.01	.01	.01	.04	.02
Net asset value, end of period	$ 53.64	$ 52.59	$ 54.14	$ 44.46	$ 38.37	$ 70.25
Total Return B, C	3.57%	(1.33)%	22.97%	16.40%	(42.06)%	46.03%
Ratios to Average Net Assets E, G
Expenses before reductions	.77% A	.82%	.94%	1.17%	1.03%	.96%
Expenses net of fee waivers, if any	.77% A	.82%	.94%	1.17%	1.03%	.96%
Expenses net of all reductions	.77% A	.82%	.89%	1.13%	1.00%	.94%
Net investment income (loss)	1.36% A	.90%	.93%	1.24%	1.00%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,433,434	$ 3,778,765	$ 3,953,693	$ 3,149,791	$ 2,776,298	$ 4,890,617
Portfolio turnover rate F	96% A	104%	143%	123%	63%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 52.44	$ 54.02	$ 44.39	$ 38.31	$ 70.25	$ 54.00
Income from Investment Operations
Net investment income (loss) D	.35	.51	.46	.49	.52	.25
Net realized and unrealized gain (loss)	1.48	(1.18)	9.65	5.72	(28.78)	15.99
Total from investment operations	1.83	(.67)	10.11	6.21	(28.26)	16.24
Distributions from net investment income	(.48)	(.48)	(.49)	(.14)	(.45)	-
Distributions from net realized gain	(.29)	(.44)	-	-	(3.27)	-
Total distributions	(.77)	(.92)	(.49)	(.14)	(3.72)	-
Redemption fees added to paid in capital D	- I	.01	.01	.01	.04	.01
Net asset value, end of period	$ 53.50	$ 52.44	$ 54.02	$ 44.39	$ 38.31	$ 70.25
Total Return B, C	3.58%	(1.35)%	22.94%	16.40%	(42.11)%	30.09%
Ratios to Average Net Assets E, H
Expenses before reductions	.77% A	.82%	.95%	1.17%	1.11%	1.01% A
Expenses net of fee waivers, if any	.77% A	.82%	.95%	1.17%	1.11%	1.01% A
Expenses net of all reductions	.77% A	.82%	.90%	1.14%	1.08%	.99% A
Net investment income (loss)	1.36% A	.89%	.92%	1.23%	.92%	.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,784	$ 68,112	$ 46,737	$ 17,956	$ 8,870	$ 4,064
Portfolio turnover rate F	96% A	104%	143%	123%	63%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Canada, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 895,955,340
Gross unrealized depreciation	(62,846,233)
Net unrealized appreciation (depreciation) on securities and other investments	$ 833,109,107

Tax cost	$ 3,223,756,591

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (79,486,047)
2017	(150,917,781)
Total capital loss carryforward	$ (230,403,828)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,900,423,193 and $2,388,278,141, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .51% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 252,277	$ 16,512
Class T	.25%	.25%	82,126	861
Class B	.75%	.25%	56,300	42,323
Class C	.75%	.25%	408,974	143,816
			$ 799,677	$ 203,512

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 44,833
Class T	10,340
Class B*	10,941
Class C*	19,455
$ 85,569

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 279,668.28
Class T	50,388.31
Class B	16,800.30
Class C	108,140.26
Canada	3,883,388.22
Institutional Class	65,715.21
	$ 4,404,099

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,126 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,420,844.35%		$ 2,332

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,007 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $7,821,000. The weighted average interest rate was .57%. The interest expense amounted to $247 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $30,740 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 1,331,583	$ 1,141,830
Class T	100,888	123,341
Class B	-	2,503
Class C	-	36,231
Canada	34,710,752	33,570,065
Institutional Class	588,282	443,845
Total	$ 36,731,505	$ 35,317,815

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders - continued

	Six months ended April 30, 2012	Year ended October 31, 2011
From net realized gain
Class A	$ 1,169,689	$ 1,445,324
Class T	185,711	261,152
Class B	32,050	101,491
Class C	395,818	470,108
Canada	20,430,565	32,375,322
Institutional Class	352,725	407,350
Total	$ 22,566,558	$ 35,060,747

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	296,861	2,386,291	$ 15,302,429	$ 138,991,055
Reinvestment of distributions	41,960	39,424	2,109,730	2,233,433
Shares redeemed	(1,106,867)	(1,467,607)	(57,126,367)	(82,665,471)
Net increase (decrease)	(768,046)	958,108	$ (39,714,208)	$ 58,559,017
Class T
Shares sold	47,110	254,873	$ 2,400,570	$ 14,715,904
Reinvestment of distributions	5,569	6,640	279,919	375,773
Shares redeemed	(99,000)	(189,243)	(5,096,409)	(10,669,184)
Net increase (decrease)	(46,321)	72,270	$ (2,415,920)	$ 4,422,493
Class B
Shares sold	3,180	29,930	$ 161,513	$ 1,729,701
Reinvestment of distributions	519	1,508	25,894	84,713
Shares redeemed	(24,553)	(54,348)	(1,250,620)	(3,060,843)
Net increase (decrease)	(20,854)	(22,910)	$ (1,063,213)	$ (1,246,429)
Class C
Shares sold	96,714	1,081,104	$ 4,906,322	$ 62,770,855
Reinvestment of distributions	6,045	7,014	300,150	392,322
Shares redeemed	(328,885)	(391,485)	(16,648,440)	(21,249,300)
Net increase (decrease)	(226,126)	696,633	$ (11,441,968)	$ 41,913,877
Canada
Shares sold	3,377,507	20,804,881	$ 175,401,027	$ 1,223,871,558
Reinvestment of distributions	1,003,141	1,069,329	50,678,709	60,856,944
Shares redeemed	(12,226,490)	(23,043,159)	(633,989,170)	(1,313,818,426)
Net increase (decrease)	(7,845,842)	(1,168,949)	$ (407,909,434)	$ (29,089,924)
Institutional Class
Shares sold	475,618	1,331,261	$ 24,625,730	$ 79,262,853
Reinvestment of distributions	13,162	10,934	663,252	620,606
Shares redeemed	(408,410)	(908,649)	(21,093,871)	(51,418,074)
Net increase (decrease)	80,370	433,546	$ 4,195,111	$ 28,465,385

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, Massachusetts

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ACANI-USAN-0612
1.843160.104

Fidelity Advisor®

China Region Fund -

Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2012

Class A, Class T, Class B, and Class C are
classes of Fidelity® China Region Fund

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity China Region Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.36%
Actual		$ 1,000.00	$ 1,053.20	$ 6.94
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 6.82
Class T	1.63%
Actual		$ 1,000.00	$ 1,051.50	$ 8.31
Hypothetical A		$ 1,000.00	$ 1,016.76	$ 8.17
Class B	2.11%
Actual		$ 1,000.00	$ 1,048.80	$ 10.75
Hypothetical A		$ 1,000.00	$ 1,014.37	$ 10.57
Class C	2.11%
Actual		$ 1,000.00	$ 1,049.00	$ 10.75
Hypothetical A		$ 1,000.00	$ 1,014.37	$ 10.57
China Region	1.04%
Actual		$ 1,000.00	$ 1,054.50	$ 5.31
Hypothetical A		$ 1,000.00	$ 1,019.69	$ 5.22
Institutional Class	1.04%
Actual		$ 1,000.00	$ 1,054.90	$ 5.31
Hypothetical A		$ 1,000.00	$ 1,019.69	$ 5.22

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity China Region Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
China	28.3%
Hong Kong	27.1%
Taiwan	21.6%
Cayman Islands	13.8%
Bermuda	5.7%
United Kingdom	0.9%
United States of America	0.6%
Korea (South)	0.5%
Netherlands	0.5%
Other	1.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
Hong Kong	32.9%
China	28.9%
Taiwan	19.6%
Cayman Islands	10.1%
Bermuda	2.6%
United States of America	1.1%
Australia	1.0%
Japan	0.9%
Korea (South)	0.7%
Other	2.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.4	98.9
Short-Term Investments and Net Other Assets (Liabilities)	0.6	1.1
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	7.0	5.5
Industrial & Commercial Bank of China Ltd. (H Shares) (Commercial Banks)	4.9	6.0
AIA Group Ltd. (Insurance)	4.2	2.6
PetroChina Co. Ltd. (H Shares) (Oil, Gas & Consumable Fuels)	3.0	2.9
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Electronic Equipment & Components)	3.0	1.6
BOC Hong Kong (Holdings) Ltd. (Commercial Banks)	2.9	2.5
Tencent Holdings Ltd. (Internet Software & Services)	2.8	2.0
China Construction Bank Corp. (H Shares) (Commercial Banks)	2.6	3.5
China Mobile Ltd. (Wireless Telecommunication Services)	2.5	2.9
Sands China Ltd. (Hotels, Restaurants & Leisure)	2.4	0.8
	35.3
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	39.0	36.0
Information Technology	18.6	15.7
Industrials	10.7	6.7
Consumer Discretionary	8.4	9.3
Energy	8.1	8.8
Materials	7.1	9.8
Telecommunication Services	3.1	7.0
Utilities	2.2	0.8
Consumer Staples	1.9	4.5
Health Care	0.3	0.3

Semiannual Report

Fidelity China Region Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.4%
Automobiles - 1.5%
Brilliance China Automotive Holdings Ltd. (a)	6,232,000	$ 6,763,218
Dongfeng Motor Group Co. Ltd. (H Shares)	6,048,000	11,926,611
Geely Automobile Holdings Ltd.	6,540,000	2,436,068
Qingling Motors Co. Ltd. (H Shares)	2,158,000	687,009
		21,812,906
Hotels, Restaurants & Leisure - 3.9%
Galaxy Entertainment Group Ltd. (a)	4,912,000	15,352,671
Sands China Ltd.	9,007,400	35,408,957
SJM Holdings Ltd.	2,601,000	5,712,468
		56,474,096
Media - 1.0%
Television Broadcasts Ltd.	1,977,000	14,524,305
Multiline Retail - 0.8%
Far Eastern Department Stores Co. Ltd.	2,913,311	3,147,635
Springland International Holdings Ltd.	11,629,000	8,603,360
		11,750,995
Textiles, Apparel & Luxury Goods - 1.2%
Prada SpA	413,900	2,811,382
Shenzhou International Group Holdings Ltd.	3,459,000	6,509,045
XTEP International Holdings Ltd.	20,264,000	9,219,635
		18,540,062
TOTAL CONSUMER DISCRETIONARY		123,102,364
CONSUMER STAPLES - 1.9%
Beverages - 1.2%
Wuliangye Yibin Co. Ltd. (BNP Paribas Warrant Program) warrants 5/5/15 (a)	1,351,900	7,631,607
Yantai Changyu Pioneer Wine Co. (B Shares)	922,108	9,745,620
		17,377,227
Food & Staples Retailing - 0.2%
President Chain Store Corp.	601,000	3,236,392
Food Products - 0.5%
Want Want China Holdings Ltd.	5,467,000	6,708,105
TOTAL CONSUMER STAPLES		27,321,724
ENERGY - 8.1%
Energy Equipment & Services - 0.4%
China Oilfield Services Ltd. (H Shares)	3,520,000	5,707,385
Oil, Gas & Consumable Fuels - 7.7%
China Coal Energy Co. Ltd. (H Shares)	2,137,000	2,454,122
China Shenhua Energy Co. Ltd. (H Shares)	3,091,000	13,724,675
CNOOC Ltd.	10,957,000	23,153,770

	Shares	Value
Kunlun Energy Co. Ltd.	16,976,000	$ 29,931,970
PetroChina Co. Ltd. (H Shares)	29,274,000	43,667,941
		112,932,478
TOTAL ENERGY		118,639,863
FINANCIALS - 39.0%
Capital Markets - 3.0%
CITIC Securities Co. Ltd. (H Shares) (a)	13,225,500	27,785,201
Haitong Securities Co. Ltd. (H Shares) (a)	10,200,000	14,277,226
Wuliangye Yibin Co. Ltd. (UBS Warrant Programme) warrants 4/22/13 (a)	345,100	1,948,123
		44,010,550
Commercial Banks - 16.9%
Agricultural Bank China Ltd. (H Shares)	33,697,000	16,026,233
BOC Hong Kong (Holdings) Ltd.	13,682,000	42,410,999
China Construction Bank Corp. (H Shares)	48,495,000	37,752,676
Chinatrust Financial Holding Co. Ltd.	36,523,547	23,363,545
Hang Seng Bank Ltd.	1,319,700	18,132,023
Industrial & Commercial Bank of China Ltd. (H Shares)	107,267,000	71,615,946
Mega Financial Holding Co. Ltd.	20,451,340	16,203,943
Standard Chartered PLC (United Kingdom)	478,907	11,706,348
Wing Hang Bank Ltd.	904,500	9,623,643
		246,835,356
Insurance - 6.7%
AIA Group Ltd.	17,345,200	61,702,425
Cathay Financial Holding Co. Ltd.	8,847,248	9,376,778
Ping An Insurance Group Co. China Ltd. (H Shares)	3,135,500	26,228,010
		97,307,213
Real Estate Management & Development - 12.4%
Agile Property Holdings Ltd.	3,736,000	4,882,685
Cheung Kong Holdings Ltd.	2,337,000	31,085,099
China Overseas Land & Investment Ltd.	10,808,000	23,430,695
China Resources Land Ltd.	2,898,000	5,580,368
Evergrande Real Estate Group Ltd.	18,465,000	10,685,860
Guangzhou R F Properties Co. Ltd. (H Shares)	9,235,200	12,331,613
Henderson Land Development Co. Ltd.	1,343,000	7,650,893
Hopson Development Holdings Ltd.	16,090,000	9,684,713
Hysan Development Co. Ltd.	1,336,000	6,052,651
Kerry Properties Ltd.	2,323,500	10,616,290
KWG Property Holding Ltd.	9,404,500	6,218,232
Longfor Properties Co. Ltd.	4,880,500	7,762,352
New World Development Co. Ltd.	6,432,000	8,016,529
Shimao Property Holdings Ltd.	2,252,000	2,978,034
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Sun Hung Kai Properties Ltd.	1,979,000	$ 23,874,566
Swire Pacific Ltd. (A Shares)	760,000	8,977,593
		179,828,173
TOTAL FINANCIALS		567,981,292
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
China Medical System Holding Ltd.	9,846,000	4,543,146
INDUSTRIALS - 10.7%
Construction & Engineering - 1.4%
China Communications Construction Co. Ltd. (H Shares)	4,803,000	4,828,598
China Railway Group Ltd. (H Shares)	8,253,000	3,276,245
China State Construction International Holdings Ltd.	13,696,000	12,656,882
		20,761,725
Electrical Equipment - 1.1%
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	5,587,000	15,842,189
Industrial Conglomerates - 1.6%
Hutchison Whampoa Ltd.	2,358,000	22,687,542
Machinery - 2.3%
Airtac International Group	1,557,000	8,945,207
China International Marine Containers (Group) Ltd. (B Shares)	3,903,787	5,725,880
CSR Corp. Ltd. (H Shares)	13,127,000	10,591,407
EVA Precision Industrial Holdings Ltd.	33,352,000	5,674,266
Sany Heavy Equipment International Holdings Co. Ltd.	2,627,000	2,028,153
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	1,664,991	762,566
Singamas Container Holdings Ltd.	860,000	258,267
		33,985,746
Marine - 2.5%
China Ship Container Lines Co. Ltd. (H Shares) (a)	61,886,000	20,180,261
Orient Overseas International Ltd.	2,206,500	15,072,790
Pacific Basin Shipping Ltd.	1,133,000	595,805
		35,848,856
Road & Rail - 0.5%
MTR Corp. Ltd.	2,265,000	8,057,330
Transportation Infrastructure - 1.3%
Cosco Pacific Ltd.	6,574,000	9,574,630
Jiangsu Expressway Co. Ltd. (H Shares)	9,140,000	9,012,006
		18,586,636
TOTAL INDUSTRIALS		155,770,024

	Shares	Value
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 0.5%
AAC Acoustic Technology Holdings, Inc.	2,590,000	$ 7,644,500
Computers & Peripherals - 1.2%
Lenovo Group Ltd.	14,562,000	14,001,472
Quanta Computer, Inc.	1,391,000	3,664,167
		17,665,639
Electronic Equipment & Components - 3.8%
Chroma ATE, Inc.	1,938,000	4,427,055
Delta Electronics, Inc.	1,475,000	4,391,357
Hon Hai Precision Industry Co. Ltd. (Foxconn)	13,708,589	43,446,188
Largan Precision Co. Ltd.	147,000	2,339,496
		54,604,096
Internet Software & Services - 2.8%
Tencent Holdings Ltd.	1,317,900	41,412,362
Semiconductors & Semiconductor Equipment - 10.3%
Advanced Semiconductor Engineering, Inc.	4,036,000	4,066,028
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	1,486,218	7,535,125
ASM Pacific Technology Ltd.	283,900	3,845,758
Inotera Memories, Inc. (a)	26,104,000	6,876,307
MediaTek, Inc.	1,193,000	10,352,564
Samsung Electronics Co. Ltd.	6,307	7,757,311
Taiwan Semiconductor Manufacturing Co. Ltd.	34,672,796	102,668,226
United Microelectronics Corp.	13,083,000	6,855,925
		149,957,244
TOTAL INFORMATION TECHNOLOGY		271,283,841
MATERIALS - 7.1%
Chemicals - 3.8%
Formosa Chemicals & Fibre Corp.	4,202,000	12,207,491
Formosa Plastics Corp.	5,839,250	16,623,487
Nan Ya Plastics Corp.	6,290,000	12,987,755
Petronas Chemicals Group Bhd	388,600	838,724
PTT Global Chemical PCL (For. Reg.)	2,728,458	6,099,219
Taiwan Fertilizer Co. Ltd.	3,015,000	7,238,896
		55,995,572
Construction Materials - 2.2%
Anhui Conch Cement Co. Ltd. (H Shares)	4,188,000	14,034,400
BBMG Corp. (H Shares)	9,164,500	7,914,025
China Resources Cement Holdings Ltd.	4,942,000	3,923,714
Taiwan Cement Corp.	4,629,000	5,533,207
		31,405,346
Metals & Mining - 1.1%
Kingsgate Consolidated NL	713,270	4,607,346
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Xingda International Holdings Ltd.	7,484,000	$ 3,260,351
Zhaojin Mining Industry Co. Ltd. (H Shares)	5,311,500	7,434,656
		15,302,353
TOTAL MATERIALS		102,703,271
TELECOMMUNICATION SERVICES - 3.1%
Wireless Telecommunication Services - 3.1%
China Mobile Ltd.	3,343,500	36,990,891
Far EasTone Telecommunications Co. Ltd.	3,710,000	8,080,432
		45,071,323
UTILITIES - 2.2%
Electric Utilities - 0.6%
Power Assets Holdings Ltd.	1,173,500	8,772,531
Independent Power Producers & Energy Traders - 1.6%
China Resources Power Holdings Co. Ltd.	2,084,000	3,803,425
Huaneng Power International, Inc. (H Shares)	32,674,000	19,340,311
		23,143,736
TOTAL UTILITIES		31,916,267
TOTAL COMMON STOCKS (Cost $1,212,101,019)		1,448,333,115
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	453	$ 453
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	7,535,500	7,535,500
TOTAL MONEY MARKET FUNDS (Cost $7,535,953)		7,535,953
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,219,636,972)		1,455,869,068
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,512,344
NET ASSETS - 100%		$ 1,457,381,412
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,580
Fidelity Securities Lending Cash Central Fund	106,851
Total	$ 119,431
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 123,102,364	$ 123,102,364	$ -	$ -
Consumer Staples	27,321,724	19,690,117	7,631,607	-
Energy	118,639,863	51,818,152	66,821,711	-
Financials	567,981,292	566,033,169	1,948,123	-
Health Care	4,543,146	4,543,146	-	-
Industrials	155,770,024	155,770,024	-	-
Information Technology	271,283,841	157,693,662	113,590,179	-
Materials	102,703,271	102,703,271	-	-
Telecommunication Services	45,071,323	8,080,432	36,990,891	-
Utilities	31,916,267	12,575,956	19,340,311	-
Money Market Funds	7,535,953	7,535,953	-	-
Total Investments in Securities:	$ 1,455,869,068	$ 1,209,546,246	$ 246,322,822	$ -
Transfers from Level 2 to Level 1 during the period were $900,006,777.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,329,296) - See accompanying schedule: Unaffiliated issuers (cost $1,212,101,019)	$ 1,448,333,115
Fidelity Central Funds (cost $7,535,953)	7,535,953
Total Investments (cost $1,219,636,972)		$ 1,455,869,068
Foreign currency held at value (cost $23,143,017)		23,157,070
Receivable for investments sold		63,367,426
Receivable for fund shares sold		1,390,324
Dividends receivable		618,408
Distributions receivable from Fidelity Central Funds		4,509
Prepaid expenses		1,630
Other receivables		396,461
Total assets		1,544,804,896

Liabilities
Payable for investments purchased	$ 55,193,167
Payable for fund shares redeemed	3,386,335
Accrued management fee	854,014
Distribution and service plan fees payable	10,959
Notes payable to affiliates	19,925,000
Other affiliated payables	347,345
Other payables and accrued expenses	171,164
Collateral on securities loaned, at value	7,535,500
Total liabilities		87,423,484

Net Assets		$ 1,457,381,412
Net Assets consist of:
Paid in capital		$ 1,222,509,276
Accumulated net investment loss		(2,281,879)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		942,671
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		236,211,344
Net Assets		$ 1,457,381,412

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,050,880 ÷ 534,567 shares)	$ 28.16

Maximum offering price per share (100/94.25 of $28.16)	$ 29.88
Class T: Net Asset Value and redemption price per share ($4,928,627 ÷ 175,565 shares)	$ 28.07

Maximum offering price per share (100/96.50 of $28.07)	$ 29.09
Class B: Net Asset Value and offering price per share ($1,766,584 ÷ 63,331 shares)A	$ 27.89

Class C: Net Asset Value and offering price per share ($5,306,866 ÷ 190,814 shares)A	$ 27.81

China Region: Net Asset Value, offering price and redemption price per share ($1,428,414,743 ÷ 50,449,317 shares)	$ 28.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,913,712 ÷ 67,699 shares)	$ 28.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 3,290,104
Special dividends		1,673,672
Interest		8
Income from Fidelity Central Funds		119,431
Income before foreign taxes withheld		5,083,215
Less foreign taxes withheld		(46,341)
Total income		5,036,874

Expenses
Management fee	$ 5,235,419
Transfer agent fees	1,766,858
Distribution and service plan fees	65,217
Accounting and security lending fees	333,878
Custodian fees and expenses	265,684
Independent trustees' compensation	4,507
Registration fees	74,921
Audit	36,272
Legal	3,441
Interest	1,008
Miscellaneous	7,764
Total expenses before reductions	7,794,969
Expense reductions	(574,356)	7,220,613
Net investment income (loss)		(2,183,739)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,173,183
Foreign currency transactions	(11,268)
Total net realized gain (loss)		15,161,915
Change in net unrealized appreciation (depreciation) on: Investment securities	61,718,157
Assets and liabilities in foreign currencies	(20,840)
Total change in net unrealized appreciation (depreciation)		61,697,317
Net gain (loss)		76,859,232
Net increase (decrease) in net assets resulting from operations		$ 74,675,493

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,183,739)	$ 27,851,224
Net realized gain (loss)	15,161,915	124,444,208
Change in net unrealized appreciation (depreciation)	61,697,317	(389,938,389)
Net increase (decrease) in net assets resulting from operations	74,675,493	(237,642,957)
Distributions to shareholders from net investment income	(15,687,379)	(25,544,611)
Distributions to shareholders from net realized gain	(18,721,345)	(1,707,007)
Total distributions	(34,408,724)	(27,251,618)
Share transactions - net increase (decrease)	(127,245,038)	(353,944,406)
Redemption fees	122,210	551,160
Total increase (decrease) in net assets	(86,856,059)	(618,287,821)

Net Assets
Beginning of period	1,544,237,471	2,162,525,292
End of period (including accumulated net investment loss of $2,281,879 and undistributed net investment income of $15,589,239, respectively)	$ 1,457,381,412	$ 1,544,237,471

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 27.28	$ 31.61	$ 26.47	$ 16.67	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.08) H	.33	.25	.30	.28
Net realized and unrealized gain (loss)	1.49	(4.33)	5.15	9.63	(12.91)
Total from investment operations	1.41	(4.00)	5.40	9.93	(12.63)
Distributions from net investment income	(.19)	(.31)	(.20)	(.16)	-
Distributions from net realized gain	(.34)	(.03)	(.07)	-	-
Total distributions	(.53)	(.34)	(.27)	(.16)	-
Redemption fees added to paid in capital E	- K	.01	.01	.03	.02
Net asset value, end of period	$ 28.16	$ 27.28	$ 31.61	$ 26.47	$ 16.67
Total Return B,C,D	5.32%	(12.79)%	20.54%	60.41%	(43.07)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.36% A	1.37%	1.38%	1.39%	1.44% A
Expenses net of fee waivers, if any	1.36% A	1.37%	1.38%	1.39%	1.44% A
Expenses net of all reductions	1.28% A	1.31%	1.31%	1.31%	1.30% A
Net investment income (loss)	(.60)% A,H	1.07%	.91%	1.27%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,051	$ 14,808	$ 16,047	$ 11,842	$ 340
Portfolio turnover rate G	103% A	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.82)%. I For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 27.13	$ 31.48	$ 26.40	$ 16.65	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.12) H	.25	.18	.23	.26
Net realized and unrealized gain (loss)	1.48	(4.32)	5.13	9.64	(12.91)
Total from investment operations	1.36	(4.07)	5.31	9.87	(12.65)
Distributions from net investment income	(.08)	(.27)	(.18)	(.14)	-
Distributions from net realized gain	(.34)	(.03)	(.07)	-	-
Total distributions	(.42)	(.29) L	(.24) M	(.14)	-
Redemption fees added to paid in capital E	- K	.01	.01	.02	.02
Net asset value, end of period	$ 28.07	$ 27.13	$ 31.48	$ 26.40	$ 16.65
Total Return B,C,D	5.15%	(13.04)%	20.27%	59.92%	(43.14)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.63% A	1.63%	1.64%	1.66%	1.68% A
Expenses net of fee waivers, if any	1.63% A	1.63%	1.64%	1.66%	1.68% A
Expenses net of all reductions	1.55% A	1.57%	1.58%	1.58%	1.53% A
Net investment income (loss)	(.87)% A,H	.81%	.64%	1.00%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,929	$ 5,281	$ 6,070	$ 3,139	$ 107
Portfolio turnover rate G	103% A	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%. I For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.29 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.025 per share. M Total distributions of $.24 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 26.94	$ 31.23	$ 26.28	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.18) H	.10	.04	.12	.20
Net realized and unrealized gain (loss)	1.47	(4.29)	5.09	9.63	(12.89)
Total from investment operations	1.29	(4.19)	5.13	9.75	(12.69)
Distributions from net investment income	-	(.08)	(.12)	(.10)	-
Distributions from net realized gain	(.34)	(.03)	(.07)	-	-
Total distributions	(.34)	(.11)	(.19)	(.10)	-
Redemption fees added to paid in capital E	- K	.01	.01	.02	.02
Net asset value, end of period	$ 27.89	$ 26.94	$ 31.23	$ 26.28	$ 16.61
Total Return B,C,D	4.88%	(13.45)%	19.63%	59.16%	(43.27)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.11% A	2.12%	2.14%	2.15%	2.17% A
Expenses net of fee waivers, if any	2.11% A	2.12%	2.14%	2.15%	2.17% A
Expenses net of all reductions	2.03% A	2.06%	2.08%	2.06%	2.02% A
Net investment income (loss)	(1.35)% A,H	.32%	.14%	.51%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,767	$ 1,801	$ 2,496	$ 1,915	$ 155
Portfolio turnover rate G	103% A	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.57)%. I For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 26.86	$ 31.19	$ 26.25	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.18) H	.10	.04	.12	.20
Net realized and unrealized gain (loss)	1.47	(4.28)	5.09	9.62	(12.89)
Total from investment operations	1.29	(4.18)	5.13	9.74	(12.69)
Distributions from net investment income	-	(.13)	(.13)	(.12)	-
Distributions from net realized gain	(.34)	(.03)	(.07)	-	-
Total distributions	(.34)	(.16)	(.20)	(.12)	-
Redemption fees added to paid in capital E	- K	.01	.01	.02	.02
Net asset value, end of period	$ 27.81	$ 26.86	$ 31.19	$ 26.25	$ 16.61
Total Return B,C,D	4.90%	(13.46)%	19.66%	59.18%	(43.27)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.11% A	2.12%	2.14%	2.15%	2.13% A
Expenses net of fee waivers, if any	2.11% A	2.12%	2.14%	2.15%	2.13% A
Expenses net of all reductions	2.03% A	2.06%	2.07%	2.07%	1.98% A
Net investment income (loss)	(1.35)% A,H	.32%	.15%	.51%	1.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,307	$ 5,230	$ 5,938	$ 3,806	$ 233
Portfolio turnover rate G	103% A	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.57)%. I For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - China Region

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 27.49	$ 31.81	$ 26.55	$ 16.69	$ 41.52	$ 22.94
Income from Investment Operations
Net investment income (loss) D	(.04) G	.44	.34	.33	.39	.46
Net realized and unrealized gain (loss)	1.49	(4.37)	5.18	9.68	(20.42)	18.58
Total from investment operations	1.45	(3.93)	5.52	10.01	(20.03)	19.04
Distributions from net investment income	(.29)	(.38)	(.21)	(.17)	(.32)	(.29)
Distributions from net realized gain	(.34)	(.03)	(.07)	-	(4.53)	(.20)
Total distributions	(.63)	(.40) J	(.27) K	(.17)	(4.85)	(.49)
Redemption fees added to paid in capital D	- I	.01	.01	.02	.05	.03
Net asset value, end of period	$ 28.31	$ 27.49	$ 31.81	$ 26.55	$ 16.69	$ 41.52
Total Return B,C	5.45%	(12.52)%	20.97%	60.77%	(53.75)%	84.73%
Ratios to Average Net Assets E,H
Expenses before reductions	1.04% A	1.04%	1.06%	1.12%	1.11%	1.08%
Expenses net of fee waivers, if any	1.04% A	1.04%	1.06%	1.12%	1.11%	1.08%
Expenses net of all reductions	.97% A	.98%	1.00%	1.03%	.96%	.92%
Net investment income (loss)	(.29)% A,G	1.40%	1.22%	1.54%	1.45%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,428,415	$ 1,515,084	$ 2,130,070	$ 2,138,141	$ 740,289	$ 2,044,527
Portfolio turnover rate F	103% A	87%	57%	88%	133%	173%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.40 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.025 per share. K Total distributions of $.27 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.065 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 27.46	$ 31.79	$ 26.55	$ 16.70	$ 29.28
Income from Investment Operations
Net investment income (loss) D	(.04) G	.43	.33	.37	.34
Net realized and unrealized gain (loss)	1.50	(4.37)	5.18	9.64	(12.94)
Total from investment operations	1.46	(3.94)	5.51	10.01	(12.60)
Distributions from net investment income	(.31)	(.37)	(.22)	(.18)	-
Distributions from net realized gain	(.34)	(.03)	(.07)	-	-
Total distributions	(.65)	(.40)	(.28) K	(.18)	-
Redemption fees added to paid in capital D	- J	.01	.01	.02	.02
Net asset value, end of period	$ 28.27	$ 27.46	$ 31.79	$ 26.55	$ 16.70
Total Return B,C	5.49%	(12.56)%	20.92%	60.78%	(42.96)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.04% A	1.06%	1.11%	1.08%	1.05% A
Expenses net of fee waivers, if any	1.04% A	1.06%	1.11%	1.08%	1.05% A
Expenses net of all reductions	.97% A	1.01%	1.04%	1.00%	.91% A
Net investment income (loss)	(.28)% A,G	1.38%	1.18%	1.58%	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,914	$ 2,034	$ 1,904	$ 1,684	$ 60
Portfolio turnover rate F	103% A	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51)%. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.28 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, China Region and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 262,575,270
Gross unrealized depreciation	(32,544,335)
Net unrealized appreciation (depreciation) on securities and other investments	$ 230,030,935

Tax cost	$ 1,225,838,133

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $758,847,178 and $914,561,745, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 18,490	$ 324
Class T	.25%	.25%	12,238	-
Class B	.75%	.25%	8,773	6,611
Class C	.75%	.25%	25,716	4,698
			$ 65,217	$ 11,633

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,883
Class T	2,208
Class B*	1,938
Class C*	462
$ 13,491

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 22,193.30
Class T	7,945.32
Class B	2,634.30
Class C	7,713.30
China Region	1,724,255.24
Institutional Class	2,118.24
	$ 1,766,858

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $950 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,930,857.35%		$ 1,008

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,230 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $106,851. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $573,828 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $528.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 100,983	$ 172,777
Class T	14,853	55,512
Class B	-	6,583
Class C	-	25,937
China Region	15,549,167	25,262,487
Institutional Class	22,376	21,315
Total	$ 15,687,379	$ 25,544,611
From net realized gain
Class A	$ 182,091	$ 13,756
Class T	60,664	5,178
Class B	21,876	2,007
Class C	65,490	4,950
China Region	18,366,435	1,679,687
Institutional Class	24,789	1,429
Total	$ 18,721,345	$ 1,707,007

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	87,632	281,861	$ 2,399,273	$ 8,932,867
Reinvestment of distributions	10,227	5,327	266,217	172,528
Shares redeemed	(106,136)	(251,952)	(2,865,789)	(7,835,006)
Net increase (decrease)	(8,277)	35,236	$ (200,299)	$ 1,270,389
Class T
Shares sold	28,375	75,956	$ 765,549	$ 2,390,903
Reinvestment of distributions	2,834	1,832	73,623	59,161
Shares redeemed	(50,301)	(75,948)	(1,355,022)	(2,353,550)
Net increase (decrease)	(19,092)	1,840	$ (515,850)	$ 96,514
Class B
Shares sold	3,936	8,058	$ 108,853	$ 255,784
Reinvestment of distributions	760	239	19,651	7,684
Shares redeemed	(8,230)	(21,353)	(223,123)	(653,889)
Net increase (decrease)	(3,534)	(13,056)	$ (94,619)	$ (390,421)
Class C
Shares sold	24,796	88,544	$ 674,343	$ 2,766,692
Reinvestment of distributions	2,380	892	61,380	28,631
Shares redeemed	(31,073)	(85,136)	(825,641)	(2,585,147)
Net increase (decrease)	(3,897)	4,300	$ (89,918)	$ 210,176

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
China Region
Shares sold	3,830,797	12,355,142	$ 105,708,910	$ 393,844,409
Reinvestment of distributions	1,245,751	794,988	32,563,934	25,868,885
Shares redeemed	(9,744,690)	(24,993,159)	(264,468,683)	(775,253,396)
Net increase (decrease)	(4,668,142)	(11,843,029)	$ (126,195,839)	$ (355,540,102)
Institutional Class
Shares sold	16,898	53,728	$ 466,289	$ 1,636,945
Reinvestment of distributions	1,708	607	44,574	19,735
Shares redeemed	(24,982)	(40,146)	(659,376)	(1,247,642)
Net increase (decrease)	(6,376)	14,189	$ (148,513)	$ 409,038

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited
Fidelity Management & Research
(Japan) Inc.
Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.,
Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AHKC-USAN-0612
1.861461.103

Fidelity Advisor®

China Region Fund -

Institutional Class

Semiannual Report

April 30, 2012

Institutional Class is a class of
Fidelity® China Region Fund

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity China Region Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.36%
Actual		$ 1,000.00	$ 1,053.20	$ 6.94
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 6.82
Class T	1.63%
Actual		$ 1,000.00	$ 1,051.50	$ 8.31
Hypothetical A		$ 1,000.00	$ 1,016.76	$ 8.17
Class B	2.11%
Actual		$ 1,000.00	$ 1,048.80	$ 10.75
Hypothetical A		$ 1,000.00	$ 1,014.37	$ 10.57
Class C	2.11%
Actual		$ 1,000.00	$ 1,049.00	$ 10.75
Hypothetical A		$ 1,000.00	$ 1,014.37	$ 10.57
China Region	1.04%
Actual		$ 1,000.00	$ 1,054.50	$ 5.31
Hypothetical A		$ 1,000.00	$ 1,019.69	$ 5.22
Institutional Class	1.04%
Actual		$ 1,000.00	$ 1,054.90	$ 5.31
Hypothetical A		$ 1,000.00	$ 1,019.69	$ 5.22

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity China Region Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
China	28.3%
Hong Kong	27.1%
Taiwan	21.6%
Cayman Islands	13.8%
Bermuda	5.7%
United Kingdom	0.9%
United States of America	0.6%
Korea (South)	0.5%
Netherlands	0.5%
Other	1.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
Hong Kong	32.9%
China	28.9%
Taiwan	19.6%
Cayman Islands	10.1%
Bermuda	2.6%
United States of America	1.1%
Australia	1.0%
Japan	0.9%
Korea (South)	0.7%
Other	2.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.4	98.9
Short-Term Investments and Net Other Assets (Liabilities)	0.6	1.1
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	7.0	5.5
Industrial & Commercial Bank of China Ltd. (H Shares) (Commercial Banks)	4.9	6.0
AIA Group Ltd. (Insurance)	4.2	2.6
PetroChina Co. Ltd. (H Shares) (Oil, Gas & Consumable Fuels)	3.0	2.9
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Electronic Equipment & Components)	3.0	1.6
BOC Hong Kong (Holdings) Ltd. (Commercial Banks)	2.9	2.5
Tencent Holdings Ltd. (Internet Software & Services)	2.8	2.0
China Construction Bank Corp. (H Shares) (Commercial Banks)	2.6	3.5
China Mobile Ltd. (Wireless Telecommunication Services)	2.5	2.9
Sands China Ltd. (Hotels, Restaurants & Leisure)	2.4	0.8
	35.3
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	39.0	36.0
Information Technology	18.6	15.7
Industrials	10.7	6.7
Consumer Discretionary	8.4	9.3
Energy	8.1	8.8
Materials	7.1	9.8
Telecommunication Services	3.1	7.0
Utilities	2.2	0.8
Consumer Staples	1.9	4.5
Health Care	0.3	0.3

Semiannual Report

Fidelity China Region Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.4%
Automobiles - 1.5%
Brilliance China Automotive Holdings Ltd. (a)	6,232,000	$ 6,763,218
Dongfeng Motor Group Co. Ltd. (H Shares)	6,048,000	11,926,611
Geely Automobile Holdings Ltd.	6,540,000	2,436,068
Qingling Motors Co. Ltd. (H Shares)	2,158,000	687,009
		21,812,906
Hotels, Restaurants & Leisure - 3.9%
Galaxy Entertainment Group Ltd. (a)	4,912,000	15,352,671
Sands China Ltd.	9,007,400	35,408,957
SJM Holdings Ltd.	2,601,000	5,712,468
		56,474,096
Media - 1.0%
Television Broadcasts Ltd.	1,977,000	14,524,305
Multiline Retail - 0.8%
Far Eastern Department Stores Co. Ltd.	2,913,311	3,147,635
Springland International Holdings Ltd.	11,629,000	8,603,360
		11,750,995
Textiles, Apparel & Luxury Goods - 1.2%
Prada SpA	413,900	2,811,382
Shenzhou International Group Holdings Ltd.	3,459,000	6,509,045
XTEP International Holdings Ltd.	20,264,000	9,219,635
		18,540,062
TOTAL CONSUMER DISCRETIONARY		123,102,364
CONSUMER STAPLES - 1.9%
Beverages - 1.2%
Wuliangye Yibin Co. Ltd. (BNP Paribas Warrant Program) warrants 5/5/15 (a)	1,351,900	7,631,607
Yantai Changyu Pioneer Wine Co. (B Shares)	922,108	9,745,620
		17,377,227
Food & Staples Retailing - 0.2%
President Chain Store Corp.	601,000	3,236,392
Food Products - 0.5%
Want Want China Holdings Ltd.	5,467,000	6,708,105
TOTAL CONSUMER STAPLES		27,321,724
ENERGY - 8.1%
Energy Equipment & Services - 0.4%
China Oilfield Services Ltd. (H Shares)	3,520,000	5,707,385
Oil, Gas & Consumable Fuels - 7.7%
China Coal Energy Co. Ltd. (H Shares)	2,137,000	2,454,122
China Shenhua Energy Co. Ltd. (H Shares)	3,091,000	13,724,675
CNOOC Ltd.	10,957,000	23,153,770

	Shares	Value
Kunlun Energy Co. Ltd.	16,976,000	$ 29,931,970
PetroChina Co. Ltd. (H Shares)	29,274,000	43,667,941
		112,932,478
TOTAL ENERGY		118,639,863
FINANCIALS - 39.0%
Capital Markets - 3.0%
CITIC Securities Co. Ltd. (H Shares) (a)	13,225,500	27,785,201
Haitong Securities Co. Ltd. (H Shares) (a)	10,200,000	14,277,226
Wuliangye Yibin Co. Ltd. (UBS Warrant Programme) warrants 4/22/13 (a)	345,100	1,948,123
		44,010,550
Commercial Banks - 16.9%
Agricultural Bank China Ltd. (H Shares)	33,697,000	16,026,233
BOC Hong Kong (Holdings) Ltd.	13,682,000	42,410,999
China Construction Bank Corp. (H Shares)	48,495,000	37,752,676
Chinatrust Financial Holding Co. Ltd.	36,523,547	23,363,545
Hang Seng Bank Ltd.	1,319,700	18,132,023
Industrial & Commercial Bank of China Ltd. (H Shares)	107,267,000	71,615,946
Mega Financial Holding Co. Ltd.	20,451,340	16,203,943
Standard Chartered PLC (United Kingdom)	478,907	11,706,348
Wing Hang Bank Ltd.	904,500	9,623,643
		246,835,356
Insurance - 6.7%
AIA Group Ltd.	17,345,200	61,702,425
Cathay Financial Holding Co. Ltd.	8,847,248	9,376,778
Ping An Insurance Group Co. China Ltd. (H Shares)	3,135,500	26,228,010
		97,307,213
Real Estate Management & Development - 12.4%
Agile Property Holdings Ltd.	3,736,000	4,882,685
Cheung Kong Holdings Ltd.	2,337,000	31,085,099
China Overseas Land & Investment Ltd.	10,808,000	23,430,695
China Resources Land Ltd.	2,898,000	5,580,368
Evergrande Real Estate Group Ltd.	18,465,000	10,685,860
Guangzhou R F Properties Co. Ltd. (H Shares)	9,235,200	12,331,613
Henderson Land Development Co. Ltd.	1,343,000	7,650,893
Hopson Development Holdings Ltd.	16,090,000	9,684,713
Hysan Development Co. Ltd.	1,336,000	6,052,651
Kerry Properties Ltd.	2,323,500	10,616,290
KWG Property Holding Ltd.	9,404,500	6,218,232
Longfor Properties Co. Ltd.	4,880,500	7,762,352
New World Development Co. Ltd.	6,432,000	8,016,529
Shimao Property Holdings Ltd.	2,252,000	2,978,034
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Sun Hung Kai Properties Ltd.	1,979,000	$ 23,874,566
Swire Pacific Ltd. (A Shares)	760,000	8,977,593
		179,828,173
TOTAL FINANCIALS		567,981,292
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
China Medical System Holding Ltd.	9,846,000	4,543,146
INDUSTRIALS - 10.7%
Construction & Engineering - 1.4%
China Communications Construction Co. Ltd. (H Shares)	4,803,000	4,828,598
China Railway Group Ltd. (H Shares)	8,253,000	3,276,245
China State Construction International Holdings Ltd.	13,696,000	12,656,882
		20,761,725
Electrical Equipment - 1.1%
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	5,587,000	15,842,189
Industrial Conglomerates - 1.6%
Hutchison Whampoa Ltd.	2,358,000	22,687,542
Machinery - 2.3%
Airtac International Group	1,557,000	8,945,207
China International Marine Containers (Group) Ltd. (B Shares)	3,903,787	5,725,880
CSR Corp. Ltd. (H Shares)	13,127,000	10,591,407
EVA Precision Industrial Holdings Ltd.	33,352,000	5,674,266
Sany Heavy Equipment International Holdings Co. Ltd.	2,627,000	2,028,153
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	1,664,991	762,566
Singamas Container Holdings Ltd.	860,000	258,267
		33,985,746
Marine - 2.5%
China Ship Container Lines Co. Ltd. (H Shares) (a)	61,886,000	20,180,261
Orient Overseas International Ltd.	2,206,500	15,072,790
Pacific Basin Shipping Ltd.	1,133,000	595,805
		35,848,856
Road & Rail - 0.5%
MTR Corp. Ltd.	2,265,000	8,057,330
Transportation Infrastructure - 1.3%
Cosco Pacific Ltd.	6,574,000	9,574,630
Jiangsu Expressway Co. Ltd. (H Shares)	9,140,000	9,012,006
		18,586,636
TOTAL INDUSTRIALS		155,770,024

	Shares	Value
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 0.5%
AAC Acoustic Technology Holdings, Inc.	2,590,000	$ 7,644,500
Computers & Peripherals - 1.2%
Lenovo Group Ltd.	14,562,000	14,001,472
Quanta Computer, Inc.	1,391,000	3,664,167
		17,665,639
Electronic Equipment & Components - 3.8%
Chroma ATE, Inc.	1,938,000	4,427,055
Delta Electronics, Inc.	1,475,000	4,391,357
Hon Hai Precision Industry Co. Ltd. (Foxconn)	13,708,589	43,446,188
Largan Precision Co. Ltd.	147,000	2,339,496
		54,604,096
Internet Software & Services - 2.8%
Tencent Holdings Ltd.	1,317,900	41,412,362
Semiconductors & Semiconductor Equipment - 10.3%
Advanced Semiconductor Engineering, Inc.	4,036,000	4,066,028
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	1,486,218	7,535,125
ASM Pacific Technology Ltd.	283,900	3,845,758
Inotera Memories, Inc. (a)	26,104,000	6,876,307
MediaTek, Inc.	1,193,000	10,352,564
Samsung Electronics Co. Ltd.	6,307	7,757,311
Taiwan Semiconductor Manufacturing Co. Ltd.	34,672,796	102,668,226
United Microelectronics Corp.	13,083,000	6,855,925
		149,957,244
TOTAL INFORMATION TECHNOLOGY		271,283,841
MATERIALS - 7.1%
Chemicals - 3.8%
Formosa Chemicals & Fibre Corp.	4,202,000	12,207,491
Formosa Plastics Corp.	5,839,250	16,623,487
Nan Ya Plastics Corp.	6,290,000	12,987,755
Petronas Chemicals Group Bhd	388,600	838,724
PTT Global Chemical PCL (For. Reg.)	2,728,458	6,099,219
Taiwan Fertilizer Co. Ltd.	3,015,000	7,238,896
		55,995,572
Construction Materials - 2.2%
Anhui Conch Cement Co. Ltd. (H Shares)	4,188,000	14,034,400
BBMG Corp. (H Shares)	9,164,500	7,914,025
China Resources Cement Holdings Ltd.	4,942,000	3,923,714
Taiwan Cement Corp.	4,629,000	5,533,207
		31,405,346
Metals & Mining - 1.1%
Kingsgate Consolidated NL	713,270	4,607,346
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Xingda International Holdings Ltd.	7,484,000	$ 3,260,351
Zhaojin Mining Industry Co. Ltd. (H Shares)	5,311,500	7,434,656
		15,302,353
TOTAL MATERIALS		102,703,271
TELECOMMUNICATION SERVICES - 3.1%
Wireless Telecommunication Services - 3.1%
China Mobile Ltd.	3,343,500	36,990,891
Far EasTone Telecommunications Co. Ltd.	3,710,000	8,080,432
		45,071,323
UTILITIES - 2.2%
Electric Utilities - 0.6%
Power Assets Holdings Ltd.	1,173,500	8,772,531
Independent Power Producers & Energy Traders - 1.6%
China Resources Power Holdings Co. Ltd.	2,084,000	3,803,425
Huaneng Power International, Inc. (H Shares)	32,674,000	19,340,311
		23,143,736
TOTAL UTILITIES		31,916,267
TOTAL COMMON STOCKS (Cost $1,212,101,019)		1,448,333,115
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	453	$ 453
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	7,535,500	7,535,500
TOTAL MONEY MARKET FUNDS (Cost $7,535,953)		7,535,953
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,219,636,972)		1,455,869,068
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,512,344
NET ASSETS - 100%		$ 1,457,381,412
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,580
Fidelity Securities Lending Cash Central Fund	106,851
Total	$ 119,431
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 123,102,364	$ 123,102,364	$ -	$ -
Consumer Staples	27,321,724	19,690,117	7,631,607	-
Energy	118,639,863	51,818,152	66,821,711	-
Financials	567,981,292	566,033,169	1,948,123	-
Health Care	4,543,146	4,543,146	-	-
Industrials	155,770,024	155,770,024	-	-
Information Technology	271,283,841	157,693,662	113,590,179	-
Materials	102,703,271	102,703,271	-	-
Telecommunication Services	45,071,323	8,080,432	36,990,891	-
Utilities	31,916,267	12,575,956	19,340,311	-
Money Market Funds	7,535,953	7,535,953	-	-
Total Investments in Securities:	$ 1,455,869,068	$ 1,209,546,246	$ 246,322,822	$ -
Transfers from Level 2 to Level 1 during the period were $900,006,777.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,329,296) - See accompanying schedule: Unaffiliated issuers (cost $1,212,101,019)	$ 1,448,333,115
Fidelity Central Funds (cost $7,535,953)	7,535,953
Total Investments (cost $1,219,636,972)		$ 1,455,869,068
Foreign currency held at value (cost $23,143,017)		23,157,070
Receivable for investments sold		63,367,426
Receivable for fund shares sold		1,390,324
Dividends receivable		618,408
Distributions receivable from Fidelity Central Funds		4,509
Prepaid expenses		1,630
Other receivables		396,461
Total assets		1,544,804,896

Liabilities
Payable for investments purchased	$ 55,193,167
Payable for fund shares redeemed	3,386,335
Accrued management fee	854,014
Distribution and service plan fees payable	10,959
Notes payable to affiliates	19,925,000
Other affiliated payables	347,345
Other payables and accrued expenses	171,164
Collateral on securities loaned, at value	7,535,500
Total liabilities		87,423,484

Net Assets		$ 1,457,381,412
Net Assets consist of:
Paid in capital		$ 1,222,509,276
Accumulated net investment loss		(2,281,879)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		942,671
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		236,211,344
Net Assets		$ 1,457,381,412

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,050,880 ÷ 534,567 shares)	$ 28.16

Maximum offering price per share (100/94.25 of $28.16)	$ 29.88
Class T: Net Asset Value and redemption price per share ($4,928,627 ÷ 175,565 shares)	$ 28.07

Maximum offering price per share (100/96.50 of $28.07)	$ 29.09
Class B: Net Asset Value and offering price per share ($1,766,584 ÷ 63,331 shares)A	$ 27.89

Class C: Net Asset Value and offering price per share ($5,306,866 ÷ 190,814 shares)A	$ 27.81

China Region: Net Asset Value, offering price and redemption price per share ($1,428,414,743 ÷ 50,449,317 shares)	$ 28.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,913,712 ÷ 67,699 shares)	$ 28.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 3,290,104
Special dividends		1,673,672
Interest		8
Income from Fidelity Central Funds		119,431
Income before foreign taxes withheld		5,083,215
Less foreign taxes withheld		(46,341)
Total income		5,036,874

Expenses
Management fee	$ 5,235,419
Transfer agent fees	1,766,858
Distribution and service plan fees	65,217
Accounting and security lending fees	333,878
Custodian fees and expenses	265,684
Independent trustees' compensation	4,507
Registration fees	74,921
Audit	36,272
Legal	3,441
Interest	1,008
Miscellaneous	7,764
Total expenses before reductions	7,794,969
Expense reductions	(574,356)	7,220,613
Net investment income (loss)		(2,183,739)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,173,183
Foreign currency transactions	(11,268)
Total net realized gain (loss)		15,161,915
Change in net unrealized appreciation (depreciation) on: Investment securities	61,718,157
Assets and liabilities in foreign currencies	(20,840)
Total change in net unrealized appreciation (depreciation)		61,697,317
Net gain (loss)		76,859,232
Net increase (decrease) in net assets resulting from operations		$ 74,675,493

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,183,739)	$ 27,851,224
Net realized gain (loss)	15,161,915	124,444,208
Change in net unrealized appreciation (depreciation)	61,697,317	(389,938,389)
Net increase (decrease) in net assets resulting from operations	74,675,493	(237,642,957)
Distributions to shareholders from net investment income	(15,687,379)	(25,544,611)
Distributions to shareholders from net realized gain	(18,721,345)	(1,707,007)
Total distributions	(34,408,724)	(27,251,618)
Share transactions - net increase (decrease)	(127,245,038)	(353,944,406)
Redemption fees	122,210	551,160
Total increase (decrease) in net assets	(86,856,059)	(618,287,821)

Net Assets
Beginning of period	1,544,237,471	2,162,525,292
End of period (including accumulated net investment loss of $2,281,879 and undistributed net investment income of $15,589,239, respectively)	$ 1,457,381,412	$ 1,544,237,471

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 27.28	$ 31.61	$ 26.47	$ 16.67	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.08) H	.33	.25	.30	.28
Net realized and unrealized gain (loss)	1.49	(4.33)	5.15	9.63	(12.91)
Total from investment operations	1.41	(4.00)	5.40	9.93	(12.63)
Distributions from net investment income	(.19)	(.31)	(.20)	(.16)	-
Distributions from net realized gain	(.34)	(.03)	(.07)	-	-
Total distributions	(.53)	(.34)	(.27)	(.16)	-
Redemption fees added to paid in capital E	- K	.01	.01	.03	.02
Net asset value, end of period	$ 28.16	$ 27.28	$ 31.61	$ 26.47	$ 16.67
Total Return B,C,D	5.32%	(12.79)%	20.54%	60.41%	(43.07)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.36% A	1.37%	1.38%	1.39%	1.44% A
Expenses net of fee waivers, if any	1.36% A	1.37%	1.38%	1.39%	1.44% A
Expenses net of all reductions	1.28% A	1.31%	1.31%	1.31%	1.30% A
Net investment income (loss)	(.60)% A,H	1.07%	.91%	1.27%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,051	$ 14,808	$ 16,047	$ 11,842	$ 340
Portfolio turnover rate G	103% A	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.82)%. I For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 27.13	$ 31.48	$ 26.40	$ 16.65	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.12) H	.25	.18	.23	.26
Net realized and unrealized gain (loss)	1.48	(4.32)	5.13	9.64	(12.91)
Total from investment operations	1.36	(4.07)	5.31	9.87	(12.65)
Distributions from net investment income	(.08)	(.27)	(.18)	(.14)	-
Distributions from net realized gain	(.34)	(.03)	(.07)	-	-
Total distributions	(.42)	(.29) L	(.24) M	(.14)	-
Redemption fees added to paid in capital E	- K	.01	.01	.02	.02
Net asset value, end of period	$ 28.07	$ 27.13	$ 31.48	$ 26.40	$ 16.65
Total Return B,C,D	5.15%	(13.04)%	20.27%	59.92%	(43.14)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.63% A	1.63%	1.64%	1.66%	1.68% A
Expenses net of fee waivers, if any	1.63% A	1.63%	1.64%	1.66%	1.68% A
Expenses net of all reductions	1.55% A	1.57%	1.58%	1.58%	1.53% A
Net investment income (loss)	(.87)% A,H	.81%	.64%	1.00%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,929	$ 5,281	$ 6,070	$ 3,139	$ 107
Portfolio turnover rate G	103% A	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%. I For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.29 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.025 per share. M Total distributions of $.24 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 26.94	$ 31.23	$ 26.28	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.18) H	.10	.04	.12	.20
Net realized and unrealized gain (loss)	1.47	(4.29)	5.09	9.63	(12.89)
Total from investment operations	1.29	(4.19)	5.13	9.75	(12.69)
Distributions from net investment income	-	(.08)	(.12)	(.10)	-
Distributions from net realized gain	(.34)	(.03)	(.07)	-	-
Total distributions	(.34)	(.11)	(.19)	(.10)	-
Redemption fees added to paid in capital E	- K	.01	.01	.02	.02
Net asset value, end of period	$ 27.89	$ 26.94	$ 31.23	$ 26.28	$ 16.61
Total Return B,C,D	4.88%	(13.45)%	19.63%	59.16%	(43.27)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.11% A	2.12%	2.14%	2.15%	2.17% A
Expenses net of fee waivers, if any	2.11% A	2.12%	2.14%	2.15%	2.17% A
Expenses net of all reductions	2.03% A	2.06%	2.08%	2.06%	2.02% A
Net investment income (loss)	(1.35)% A,H	.32%	.14%	.51%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,767	$ 1,801	$ 2,496	$ 1,915	$ 155
Portfolio turnover rate G	103% A	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.57)%. I For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 26.86	$ 31.19	$ 26.25	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.18) H	.10	.04	.12	.20
Net realized and unrealized gain (loss)	1.47	(4.28)	5.09	9.62	(12.89)
Total from investment operations	1.29	(4.18)	5.13	9.74	(12.69)
Distributions from net investment income	-	(.13)	(.13)	(.12)	-
Distributions from net realized gain	(.34)	(.03)	(.07)	-	-
Total distributions	(.34)	(.16)	(.20)	(.12)	-
Redemption fees added to paid in capital E	- K	.01	.01	.02	.02
Net asset value, end of period	$ 27.81	$ 26.86	$ 31.19	$ 26.25	$ 16.61
Total Return B,C,D	4.90%	(13.46)%	19.66%	59.18%	(43.27)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.11% A	2.12%	2.14%	2.15%	2.13% A
Expenses net of fee waivers, if any	2.11% A	2.12%	2.14%	2.15%	2.13% A
Expenses net of all reductions	2.03% A	2.06%	2.07%	2.07%	1.98% A
Net investment income (loss)	(1.35)% A,H	.32%	.15%	.51%	1.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,307	$ 5,230	$ 5,938	$ 3,806	$ 233
Portfolio turnover rate G	103% A	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.57)%. I For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - China Region

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 27.49	$ 31.81	$ 26.55	$ 16.69	$ 41.52	$ 22.94
Income from Investment Operations
Net investment income (loss) D	(.04) G	.44	.34	.33	.39	.46
Net realized and unrealized gain (loss)	1.49	(4.37)	5.18	9.68	(20.42)	18.58
Total from investment operations	1.45	(3.93)	5.52	10.01	(20.03)	19.04
Distributions from net investment income	(.29)	(.38)	(.21)	(.17)	(.32)	(.29)
Distributions from net realized gain	(.34)	(.03)	(.07)	-	(4.53)	(.20)
Total distributions	(.63)	(.40) J	(.27) K	(.17)	(4.85)	(.49)
Redemption fees added to paid in capital D	- I	.01	.01	.02	.05	.03
Net asset value, end of period	$ 28.31	$ 27.49	$ 31.81	$ 26.55	$ 16.69	$ 41.52
Total Return B,C	5.45%	(12.52)%	20.97%	60.77%	(53.75)%	84.73%
Ratios to Average Net Assets E,H
Expenses before reductions	1.04% A	1.04%	1.06%	1.12%	1.11%	1.08%
Expenses net of fee waivers, if any	1.04% A	1.04%	1.06%	1.12%	1.11%	1.08%
Expenses net of all reductions	.97% A	.98%	1.00%	1.03%	.96%	.92%
Net investment income (loss)	(.29)% A,G	1.40%	1.22%	1.54%	1.45%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,428,415	$ 1,515,084	$ 2,130,070	$ 2,138,141	$ 740,289	$ 2,044,527
Portfolio turnover rate F	103% A	87%	57%	88%	133%	173%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.40 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.025 per share. K Total distributions of $.27 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.065 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 27.46	$ 31.79	$ 26.55	$ 16.70	$ 29.28
Income from Investment Operations
Net investment income (loss) D	(.04) G	.43	.33	.37	.34
Net realized and unrealized gain (loss)	1.50	(4.37)	5.18	9.64	(12.94)
Total from investment operations	1.46	(3.94)	5.51	10.01	(12.60)
Distributions from net investment income	(.31)	(.37)	(.22)	(.18)	-
Distributions from net realized gain	(.34)	(.03)	(.07)	-	-
Total distributions	(.65)	(.40)	(.28) K	(.18)	-
Redemption fees added to paid in capital D	- J	.01	.01	.02	.02
Net asset value, end of period	$ 28.27	$ 27.46	$ 31.79	$ 26.55	$ 16.70
Total Return B,C	5.49%	(12.56)%	20.92%	60.78%	(42.96)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.04% A	1.06%	1.11%	1.08%	1.05% A
Expenses net of fee waivers, if any	1.04% A	1.06%	1.11%	1.08%	1.05% A
Expenses net of all reductions	.97% A	1.01%	1.04%	1.00%	.91% A
Net investment income (loss)	(.28)% A,G	1.38%	1.18%	1.58%	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,914	$ 2,034	$ 1,904	$ 1,684	$ 60
Portfolio turnover rate F	103% A	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51)%. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.28 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, China Region and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 262,575,270
Gross unrealized depreciation	(32,544,335)
Net unrealized appreciation (depreciation) on securities and other investments	$ 230,030,935

Tax cost	$ 1,225,838,133

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $758,847,178 and $914,561,745, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 18,490	$ 324
Class T	.25%	.25%	12,238	-
Class B	.75%	.25%	8,773	6,611
Class C	.75%	.25%	25,716	4,698
			$ 65,217	$ 11,633

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,883
Class T	2,208
Class B*	1,938
Class C*	462
$ 13,491

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 22,193.30
Class T	7,945.32
Class B	2,634.30
Class C	7,713.30
China Region	1,724,255.24
Institutional Class	2,118.24
	$ 1,766,858

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $950 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,930,857.35%		$ 1,008

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,230 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $106,851. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $573,828 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $528.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 100,983	$ 172,777
Class T	14,853	55,512
Class B	-	6,583
Class C	-	25,937
China Region	15,549,167	25,262,487
Institutional Class	22,376	21,315
Total	$ 15,687,379	$ 25,544,611
From net realized gain
Class A	$ 182,091	$ 13,756
Class T	60,664	5,178
Class B	21,876	2,007
Class C	65,490	4,950
China Region	18,366,435	1,679,687
Institutional Class	24,789	1,429
Total	$ 18,721,345	$ 1,707,007

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	87,632	281,861	$ 2,399,273	$ 8,932,867
Reinvestment of distributions	10,227	5,327	266,217	172,528
Shares redeemed	(106,136)	(251,952)	(2,865,789)	(7,835,006)
Net increase (decrease)	(8,277)	35,236	$ (200,299)	$ 1,270,389
Class T
Shares sold	28,375	75,956	$ 765,549	$ 2,390,903
Reinvestment of distributions	2,834	1,832	73,623	59,161
Shares redeemed	(50,301)	(75,948)	(1,355,022)	(2,353,550)
Net increase (decrease)	(19,092)	1,840	$ (515,850)	$ 96,514
Class B
Shares sold	3,936	8,058	$ 108,853	$ 255,784
Reinvestment of distributions	760	239	19,651	7,684
Shares redeemed	(8,230)	(21,353)	(223,123)	(653,889)
Net increase (decrease)	(3,534)	(13,056)	$ (94,619)	$ (390,421)
Class C
Shares sold	24,796	88,544	$ 674,343	$ 2,766,692
Reinvestment of distributions	2,380	892	61,380	28,631
Shares redeemed	(31,073)	(85,136)	(825,641)	(2,585,147)
Net increase (decrease)	(3,897)	4,300	$ (89,918)	$ 210,176

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
China Region
Shares sold	3,830,797	12,355,142	$ 105,708,910	$ 393,844,409
Reinvestment of distributions	1,245,751	794,988	32,563,934	25,868,885
Shares redeemed	(9,744,690)	(24,993,159)	(264,468,683)	(775,253,396)
Net increase (decrease)	(4,668,142)	(11,843,029)	$ (126,195,839)	$ (355,540,102)
Institutional Class
Shares sold	16,898	53,728	$ 466,289	$ 1,636,945
Reinvestment of distributions	1,708	607	44,574	19,735
Shares redeemed	(24,982)	(40,146)	(659,376)	(1,247,642)
Net increase (decrease)	(6,376)	14,189	$ (148,513)	$ 409,038

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.,
Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AHKCI-USAN-0612
1.861453.103

Fidelity®

Emerging Markets
Fund -

Class K

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Emerging Markets Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Emerging Markets	1.09%
Actual		$ 1,000.00	$ 1,046.80	$ 5.55
Hypothetical A		$ 1,000.00	$ 1,019.44	$ 5.47
Class K	.88%
Actual		$ 1,000.00	$ 1,048.20	$ 4.48
Hypothetical A		$ 1,000.00	$ 1,020.49	$ 4.42

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Markets Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
Korea (South)	20.3%
Brazil	10.8%
Indonesia	7.1%
Taiwan	6.7%
China	6.4%
South Africa	6.2%
Cayman Islands	5.9%
Russia	5.3%
Hong Kong	4.9%
Other	26.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
Korea (South)	20.5%
Brazil	14.8%
China	7.9%
Taiwan	6.7%
Russia	5.9%
Hong Kong	5.6%
Indonesia	5.4%
Thailand	4.3%
India	4.3%
Other	24.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.3	98.2
Bonds	0.1	0.0
Short-Term Investments and Net Other Assets (Liabilities)	0.6	1.8
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	5.1	4.3
Hyundai Motor Co. (Korea (South), Automobiles)	2.0	2.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.6	1.5
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.4	0.0
CNOOC Ltd. (Hong Kong, Oil, Gas & Consumable Fuels)	1.4	1.6
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	1.4	1.2
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.4	2.4
Kia Motors Corp. (Korea (South), Automobiles)	1.1	1.0
Gazprom OAO sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	1.1	0.6
China Minsheng Banking Corp. Ltd. (H Shares) (China, Commercial Banks)	1.0	0.8
	17.5
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.5	23.3
Information Technology	14.6	11.5
Energy	13.8	13.7
Consumer Discretionary	12.7	10.7
Materials	9.5	11.4
Consumer Staples	9.7	5.8
Industrials	8.7	7.7
Telecommunication Services	4.6	9.1
Utilities	3.9	4.1
Health Care	1.4	0.9

Semiannual Report

Fidelity Emerging Markets Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Bailiwick of Guernsey - 0.2%
Chariot Oil & Gas Ltd. (a)(d)	2,673,900	$ 7,681,813
Bailiwick of Jersey - 0.2%
Randgold Resources Ltd. sponsored ADR	81,100	7,230,065
Bermuda - 2.8%
African Minerals Ltd. (a)	1,228,700	10,370,376
Aquarius Platinum Ltd.:
(Australia)	177,781	403,782
(United Kingdom)	1,452,282	3,064,359
Cheung Kong Infrastructure Holdings Ltd.	2,118,000	12,570,989
Credicorp Ltd. (NY Shares)	198,700	26,011,817
Digital China Holdings Ltd. (H Shares)	6,728,000	12,764,612
Great Eagle Holdings Ltd.	2,297,000	6,779,697
Kunlun Energy Co. Ltd.	11,562,000	20,386,041
TOTAL BERMUDA		92,351,673
Brazil - 10.8%
Banco do Brasil SA	1,242,900	15,375,276
Banco Do Est Rio Grande Sul SA	1,799,800	15,598,298
BM&F Bovespa SA	2,592,800	14,581,652
BR Malls Participacoes SA	1,694,400	21,049,441
BR Properties SA	568,900	7,058,461
Brasil Brokers Participacoes SA	714,900	2,445,321
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	103,900	4,886,417
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	750,555	31,508,299
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	568,000	22,301,036
Companhia de Saneamento de Minas Gerais	563,500	13,146,313
Eletropaulo Metropolitana SA (PN-B)	955,000	14,609,448
JBS SA (a)	2,279,300	8,968,208
Klabin SA (PN) (non-vtg.)	2,145,400	10,287,205
Localiza Rent A Car SA	833,100	14,226,270
Marfrig Alimentos SA	1,109,400	6,105,294
MMX Mineracao e Metalicos SA (a)	1,270,200	5,904,033
MMX Mineracao e Metalicos SA (a)	1,693,000	3,614,883
Multiplan Empreendimentos Imobiliarios SA	432,700	10,215,093
Multiplus SA	822,400	17,818,703
OGX Petroleo e Gas Participacoes SA (a)	3,905,100	27,104,096
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR	1,300,807	28,825,883
Tegma Gestao Logistica SA	569,500	8,664,323
Ultrapar Participacoes SA	1,086,100	24,671,789
Vale SA (PN-A) sponsored ADR	997,068	21,566,581
TOTAL BRAZIL		350,532,323

	Shares	Value
British Virgin Islands - 0.7%
Gem Diamonds Ltd. (a)	1,121,442	$ 4,714,350
Mail.ru Group Ltd. GDR (a)(e)	442,500	19,138,125
TOTAL BRITISH VIRGIN ISLANDS		23,852,475
Canada - 0.5%
First Quantum Minerals Ltd.	843,200	17,517,048
Cayman Islands - 5.9%
Baidu.com, Inc. sponsored ADR (a)	143,993	19,107,871
Changyou.com Ltd. (A Shares) ADR (a)	118,000	2,857,960
China Liansu Group Holdings Ltd.	15,932,000	10,020,836
China Metal Recycling (Holdings) Ltd.	9,339,000	10,712,830
China Shanshui Cement Group Ltd.	21,366,000	17,321,588
Country Garden Holdings Co. Ltd.	29,447,000	12,790,420
Eurasia Drilling Co. Ltd. GDR (Reg. S)	484,691	13,813,694
Focus Media Holding Ltd. ADR (d)	253,500	6,056,115
Lee & Man Paper Manufacturing Ltd.	22,485,000	10,548,923
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	992,100	15,397,392
Mongolian Mining Corp. (a)	8,330,500	6,710,655
NetEase.com, Inc. sponsored ADR (a)	260,726	15,726,992
Shanda Games Ltd. sponsored ADR	2,079,105	11,019,257
Shenguan Holdings Group Ltd.	180,000	97,440
Shenzhou International Group Holdings Ltd.	9,502,000	17,880,585
SOHO China Ltd.	13,313,000	10,346,825
Vinda International Holdings Ltd.	6,746,000	12,016,230
TOTAL CAYMAN ISLANDS		192,425,613
Chile - 1.0%
CFR Pharmaceuticals SA	53,035,337	13,239,704
Compania Cervecerias Unidas SA sponsored ADR	158,700	11,366,094
Embotelladora Andina SA:
Class A	1,387,145	6,290,908
Class B	605,273	3,206,662
TOTAL CHILE		34,103,368
China - 6.4%
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	4,977,600	7,429,206
China CITIC Bank Corp. Ltd. (H Shares)	38,405,000	24,452,798
China Communications Construction Co. Ltd. (H Shares)	24,436,000	24,566,233
China Communications Services Corp. Ltd. (H Shares)	38,458,000	19,777,593
China Minsheng Banking Corp. Ltd. (H Shares)	32,109,000	33,314,745
China Petroleum & Chemical Corp.:
(H Shares)	15,184,000	16,127,091
sponsored ADR (H Shares) (d)	91,700	9,671,599
China Ship Container Lines Co. Ltd. (H Shares) (a)	43,765,000	14,271,226
Common Stocks - continued
	Shares	Value
China - continued
China Southern Airlines Ltd. (H Shares) (a)	24,694,000	$ 11,107,868
Great Wall Motor Co. Ltd. (H Shares)	10,309,000	22,269,189
Huadian Power International Corp. Ltd. (H shares) (a)	44,094,000	10,172,937
Yantai Changyu Pioneer Wine Co. (B Shares)	1,485,046	15,695,227
TOTAL CHINA		208,855,712
Colombia - 1.6%
Almacenes Exito SA	671,020	10,889,359
BanColombia SA sponsored ADR	155,600	10,554,348
Ecopetrol SA ADR (d)	467,900	30,273,130
TOTAL COLOMBIA		51,716,837
Czech Republic - 1.0%
Ceske Energeticke Zavody A/S	482,795	19,469,132
Philip Morris CR A/S (d)	21,855	12,695,538
TOTAL CZECH REPUBLIC		32,164,670
Hong Kong - 4.9%
AIA Group Ltd.	3,299,600	11,737,733
China Mobile Ltd.	4,042,600	44,725,400
China Power International Development Ltd.	60,542,000	13,733,564
CNOOC Ltd.	22,139,000	46,782,998
Dah Chong Hong Holdings Ltd.	21,000	22,357
Guangdong Investment Ltd.	22,836,000	16,806,218
Lenovo Group Ltd.	23,500,000	22,595,426
Singamas Container Holdings Ltd.	7,668,000	2,302,777
TOTAL HONG KONG		158,706,473
Hungary - 0.5%
Magyar Telekom PLC	6,996,601	17,636,456
India - 4.4%
Bank of Baroda	1,335,946	19,529,951
Bharat Petroleum Corp. Ltd.	915,306	11,655,748
Hero Motocorp Ltd.	320,726	13,647,831
Hindustan Unilever Ltd.	2,444,064	19,379,876
Housing Development and Infrastructure Ltd. (a)	6,125,946	9,369,505
ITC Ltd.	3,000	13,985
Tata Motors Ltd.	4,863,875	29,091,247
Tata Steel Ltd.	2,508,681	22,085,825
Ultratech Cemco Ltd.	660,375	17,867,053
TOTAL INDIA		142,641,021
Indonesia - 7.1%
PT Adaro Energy Tbk	24,445,500	4,947,351
PT AKR Corporindo Tbk	3,632,000	1,630,161
PT Astra International Tbk	4,024,000	31,086,881
PT Bank Mandiri (Persero) Tbk	23,833,000	19,189,836
PT Bank Rakyat Indonesia Tbk	37,960,000	27,466,839
PT Bank Tabungan Negara Tbk	177,500	26,653

	Shares	Value
PT Bumi Serpong Damai Tbk	79,655,400	$ 12,394,017
PT BW Plantation Tbk	31,248,000	5,236,050
PT Ciputra Development Tbk	98,853,500	8,174,599
PT Gadjah Tunggal Tbk	29,996,500	8,404,437
PT Global Mediacom Tbk	29,695,000	5,363,549
PT Harum Energy Tbk	1,291,500	1,004,758
PT Indocement Tunggal Prakarsa Tbk	8,437,500	16,571,118
PT Media Nusantara Citra Tbk	7,552,000	1,848,866
PT Mitra Adiperkasa Tbk	13,969,500	10,563,954
PT Resource Alam Indonesia Tbk	6,140,500	4,109,033
PT Sampoerna Agro Tbk	8,822,000	3,143,686
PT Semen Gresik (Persero) Tbk	8,401,500	11,106,928
PT Summarecon Agung Tbk	59,840,000	11,264,152
PT Tower Bersama Infrastructure Tbk	59,370,500	19,702,955
PT United Tractors Tbk	5,113,500	16,469,135
PT XL Axiata Tbk	17,320,500	10,176,888
TOTAL INDONESIA		229,881,846
Ireland - 0.1%
Dragon Oil PLC	347,000	3,303,260
Israel - 0.3%
Bezeq Israeli Telecommunication Corp. Ltd.	6,331,100	10,594,435
Kazakhstan - 0.3%
JSC Halyk Bank of Kazakhstan GDR unit (a)	504,100	3,402,675
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	236,800	4,736,000
TOTAL KAZAKHSTAN		8,138,675
Korea (South) - 20.3%
CJ CheilJedang Corp.	65,675	21,734,280
CJ Corp.	1,587	109,673
Daelim Industrial Co.	144,714	13,445,391
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	614,960	17,249,627
Dongbu Insurance Co. Ltd.	348,440	13,936,060
Hana Financial Group, Inc.	767,720	26,391,706
Hi-Mart Co. Ltd.	161,220	8,331,158
Hotel Shilla Co.	413,460	19,353,644
Hyundai Department Store Co. Ltd.	119,218	16,825,815
Hyundai Fire & Marine Insurance Co. Ltd.	624,560	16,026,760
Hyundai Glovis Co. Ltd.	28,418	5,569,816
Hyundai Hysco Co. Ltd.	510,260	18,037,730
Hyundai Motor Co.	273,161	64,898,785
Hyundai Wia Corp.	58,283	8,715,698
Interflex Co. Ltd.	33,672	1,835,368
Kia Motors Corp.	503,736	37,174,285
Korea Investment Holdings Co. Ltd.	383,800	13,244,732
Korean Reinsurance Co.	711,266	8,622,361
KT&G Corp.	141,540	9,718,841
LG Chemical Ltd.	74,138	18,663,656
LIG Non-Life Insurance Co. Ltd.	448,430	9,324,727
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Lotte Samkang Co. Ltd.	17,833	$ 7,605,802
Mando Corp.	34,654	5,550,160
Nong Shim Co. Ltd.	69,723	13,973,907
Orion Corp.	29,978	23,820,593
Paradise Co. Ltd.	1,344,688	11,898,579
Samsung C&T Corp.	161,252	10,958,217
Samsung Electronics Co. Ltd.	135,776	166,998,045
Samsung Heavy Industries Ltd.	753,110	27,788,689
Shinhan Financial Group Co. Ltd.	861,830	30,122,588
Silicon Works Co. Ltd.	56,121	1,405,353
Sung Kwang Bend Co. Ltd.	369,026	7,575,626
TK Corp. (a)	129,394	3,509,281
Woongjin Coway Co. Ltd.	54,320	1,739,971
TOTAL KOREA (SOUTH)		662,156,924
Malaysia - 0.0%
IJM Plantation Bhd	499,200	541,192
Mexico - 1.4%
CEMEX SA de CV sponsored ADR (d)	3,097,726	22,396,559
Genomma Lab Internacional SA de CV (a)	3,605,000	6,358,737
Gruma SAB de CV Series B (a)	2,391,393	6,626,340
Grupo Financiero Banorte SAB de CV Series O	1,794,100	8,690,813
Grupo Modelo SAB de CV Series C	7,900	55,781
TOTAL MEXICO		44,128,230
Nigeria - 0.7%
Guaranty Trust Bank PLC GDR (Reg. S)	3,692,732	21,233,209
Panama - 0.5%
Copa Holdings SA Class A	216,700	17,619,877
Philippines - 1.1%
Globe Telecom, Inc.	28,025	745,738
International Container Terminal Services, Inc.	3,378,300	5,448,225
Manila Water Co., Inc.	6,052,400	3,545,459
Philippine National Bank (a)	7,347,410	13,121,308
Security Bank Corp.	3,522,130	11,945,087
TOTAL PHILIPPINES		34,805,817
Poland - 0.5%
KGHM Polska Miedz SA (Bearer)	342,300	15,068,821
Russia - 4.8%
Cherkizovo Group OJSC GDR (a)	659,316	8,604,074
Gazprom OAO sponsored ADR	2,963,738	33,994,075
Magnit OJSC	80,514	10,141,897
Mobile TeleSystems OJSC sponsored ADR	170,600	3,336,936
NOVATEK OAO GDR (Reg. S)	237,258	30,155,492

	Shares	Value
Sberbank (Savings Bank of the Russian Federation)	14,206,700	$ 45,482,142
Tatneft OAO sponsored ADR	625,800	23,154,600
TOTAL RUSSIA		154,869,216
Singapore - 0.5%
Ezion Holdings Ltd.	6,418,000	4,511,502
First Resources Ltd.	8,361,000	12,700,424
TOTAL SINGAPORE		17,211,926
South Africa - 6.2%
African Bank Investments Ltd.	3,928,562	19,622,607
AVI Ltd.	851,600	5,277,336
Barloworld Ltd.	1,563,000	19,693,237
Capitec Bank Holdings Ltd.	2,800	79,918
Exxaro Resources Ltd.	475,900	12,665,377
Foschini Ltd.	1,353,634	22,412,058
Imperial Holdings Ltd.	1,182,170	25,658,773
Life Healthcare Group Holdings Ltd.	4,962,000	17,148,182
Mpact Ltd.	791,800	1,732,635
Mr Price Group Ltd.	1,220,301	16,504,971
Murray & Roberts Holdings Ltd. (a)	907,318	3,335,076
PSG Group Ltd. (f)	680,622	5,171,607
Sappi Ltd. (a)	3,805,441	13,782,370
Sasol Ltd.	144,700	6,875,581
Sasol Ltd. sponsored ADR	209,771	9,949,439
Tiger Brands Ltd.	593,100	21,732,258
TOTAL SOUTH AFRICA		201,641,425
Taiwan - 6.7%
Advanced Semiconductor Engineering, Inc.	3,461,000	3,486,750
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	2,970,100	15,058,407
ASUSTeK Computer, Inc.	1,709,000	17,292,231
Catcher Technology Co. Ltd.	1,502,000	9,633,819
Chinatrust Financial Holding Co. Ltd.	1,318,311	843,303
Evergreen Marine Corp. (Taiwan)	11,005,000	6,492,403
Formosa Chemicals & Fibre Corp.	10,000	29,052
Hon Hai Precision Industry Co. Ltd. (Foxconn)	14,864,000	47,107,995
HTC Corp.	989,305	15,032,143
Pegatron Corp.	11,597,000	16,825,694
Radiant Opto-Electronics Corp.	1,156,000	4,876,968
Taiwan Semiconductor Manufacturing Co. Ltd.	15,524,447	45,968,821
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	333,300	5,192,814
TECO Electric & Machinery Co. Ltd.	6,741,000	4,947,947
Wistron Corp.	13,919,000	20,934,596
Yang Ming Marine Transport Corp.	6,271,000	2,667,138
Yieh Phui Enterprise Co.	8,120,000	2,799,040
TOTAL TAIWAN		219,189,121
Common Stocks - continued
	Shares	Value
Thailand - 4.1%
Advanced Info Service PCL (For. Reg.)	4,515,400	$ 26,867,768
Asian Property Development PCL (For. Reg.)	35,329,400	7,868,847
Bangkok Expressway PCL (For.Reg.)	13,949,600	10,613,580
Bumrungrad Hospital PCL (For. Reg.)	1,838,900	3,647,306
Charoen Pokphand Foods PCL (For. Reg.)	10,251,600	13,583,245
PTT Global Chemical PCL (For. Reg.)	4,565,118	10,204,905
PTT PCL (For. Reg.)	2,716,500	31,002,812
Siam Commercial Bank PCL (For. Reg.)	5,594,600	28,195,838
Thai Tap Water Supply PCL	14,907,800	3,150,730
TOTAL THAILAND		135,135,031
Turkey - 1.3%
Tekfen Holding A/S	1,622,000	5,908,253
Turkiye Garanti Bankasi A/S	5,701,395	20,962,443
Turkiye Halk Bankasi A/S	1,977,000	13,840,125
TOTAL TURKEY		40,710,821
United Arab Emirates - 0.2%
NMC Health PLC	1,904,692	6,476,704
United Kingdom - 1.7%
Afren PLC (a)	1,619,300	3,535,044
Anglo American PLC (United Kingdom)	600	23,061
International Personal Finance PLC	3,884,884	16,879,971
Ophir Energy PLC (d)	1,453,296	13,610,534
RusPetro PLC	1,687,600	5,176,981
Tullow Oil PLC	598,800	14,909,134
TOTAL UNITED KINGDOM		54,134,725
United States of America - 0.1%
Cognizant Technology Solutions Corp. Class A (a)	42,300	3,101,436
TOTAL COMMON STOCKS (Cost $2,843,283,814)		3,217,358,238
Nonconvertible Preferred Stocks - 0.5%

Russia - 0.5%
Surgutneftegaz JSC (Cost $16,665,575)	23,614,200	15,727,792
Convertible Bonds - 0.1%
Principal Amount
Canada - 0.1%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (g)(h) (Cost $2,314,963)	$ 2,232,000	2,314,807
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	23,002,281	$ 23,002,281
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	52,305,212	52,305,212
TOTAL MONEY MARKET FUNDS (Cost $75,307,493)		75,307,493
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $2,937,571,845)		3,310,708,330
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(54,190,091)
NET ASSETS - 100%		$ 3,256,518,239
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,138,125 or 0.6% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,314,807 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 2,314,963
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,718
Fidelity Securities Lending Cash Central Fund	114,557
Total	$ 130,275
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 400,696,300	$ 363,273,895	$ 29,091,247	$ 8,331,158
Consumer Staples	307,615,243	307,615,243	-	-
Energy	447,697,270	377,911,600	69,785,670	-
Financials	664,736,304	664,736,304	-	-
Health Care	46,870,633	46,870,633	-	-
Industrials	291,438,794	291,438,794	-	-
Information Technology	477,960,683	428,505,112	49,455,571	-
Materials	313,000,808	313,000,808	-	-
Telecommunication Services	153,564,169	108,838,769	44,725,400	-
Utilities	129,505,826	129,505,826	-	-
Corporate Bonds	2,314,807	-	-	2,314,807
Money Market Funds	75,307,493	75,307,493	-	-
Total Investments in Securities:	$ 3,310,708,330	$ 3,107,004,477	$ 193,057,888	$ 10,645,965
Transfers from Level 2 to Level 1 during the period were $1,045,319,165.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(327,799)
Cost of Purchases	10,973,764
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 10,645,965
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (327,799)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $50,933,836) - See accompanying schedule: Unaffiliated issuers (cost $2,862,264,352)	$ 3,235,400,837
Fidelity Central Funds (cost $75,307,493)	75,307,493
Total Investments (cost $2,937,571,845)		$ 3,310,708,330
Foreign currency held at value (cost $8,012)		1,824
Receivable for investments sold		31,362,879
Receivable for fund shares sold		2,035,533
Dividends receivable		15,801,189
Interest receivable		84,443
Distributions receivable from Fidelity Central Funds		44,800
Prepaid expenses		3,869
Other receivables		2,849,376
Total assets		3,362,892,243

Liabilities
Payable for investments purchased Regular delivery	$ 43,693,961
Delayed delivery	159,605
Payable for fund shares redeemed	6,945,155
Accrued management fee	1,925,206
Other affiliated payables	738,726
Other payables and accrued expenses	606,139
Collateral on securities loaned, at value	52,305,212
Total liabilities		106,374,004

Net Assets		$ 3,256,518,239
Net Assets consist of:
Paid in capital		$ 3,133,039,397
Undistributed net investment income		5,497,021
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(254,714,800)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		372,696,621
Net Assets		$ 3,256,518,239

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Emerging Markets: Net Asset Value, offering price and redemption price per share ($2,593,011,967 ÷ 112,987,740 shares)	$ 22.95

Class K: Net Asset Value, offering price and redemption price per share ($663,506,272 ÷ 28,939,391 shares)	$ 22.93

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 34,978,472
Interest		16,599
Income from Fidelity Central Funds		130,275
Income before foreign taxes withheld		35,125,346
Less foreign taxes withheld		(3,663,733)
Total income		31,461,613

Expenses
Management fee	$ 11,792,629
Transfer agent fees	3,806,791
Accounting and security lending fees	722,832
Custodian fees and expenses	1,109,107
Independent trustees' compensation	10,167
Registration fees	69,955
Audit	62,618
Legal	7,696
Interest	2,736
Miscellaneous	18,106
Total expenses before reductions	17,602,637
Expense reductions	(1,625,223)	15,977,414
Net investment income (loss)		15,484,199
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	99,443,317
Foreign currency transactions	(1,845,237)
Total net realized gain (loss)		97,598,080
Change in net unrealized appreciation (depreciation) on: Investment securities	44,912,762
Assets and liabilities in foreign currencies	(71,074)
Total change in net unrealized appreciation (depreciation)		44,841,688
Net gain (loss)		142,439,768
Net increase (decrease) in net assets resulting from operations		$ 157,923,967

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,484,199	$ 63,930,762
Net realized gain (loss)	97,598,080	283,847,843
Change in net unrealized appreciation (depreciation)	44,841,688	(874,036,776)
Net increase (decrease) in net assets resulting from operations	157,923,967	(526,258,171)
Distributions to shareholders from net investment income	(46,903,179)	(49,437,799)
Distributions to shareholders from net realized gain	-	(24,690,435)
Total distributions	(46,903,179)	(74,128,234)
Share transactions - net increase (decrease)	(260,461,066)	(859,245,695)
Redemption fees	252,839	1,366,825
Total increase (decrease) in net assets	(149,187,439)	(1,458,265,275)

Net Assets
Beginning of period	3,405,705,678	4,863,970,953
End of period (including undistributed net investment income of $5,497,021 and undistributed net investment income of $36,916,001, respectively)	$ 3,256,518,239	$ 3,405,705,678

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.23	$ 25.72	$ 20.68	$ 13.71	$ 37.55	$ 22.04
Income from Investment Operations
Net investment income (loss) D	.10	.35	.23	.17	.42 G	.25
Net realized and unrealized gain (loss)	.92	(3.48)	5.05	7.03	(22.73)	15.44
Total from investment operations	1.02	(3.13)	5.28	7.20	(22.31)	15.69
Distributions from net investment income	(.30)	(.24)	(.12)	(.24)	(.19)	(.20)
Distributions from net realized gain	-	(.13)	(.14)	-	(1.37)	-
Total distributions	(.30)	(.37)	(.25) J	(.24)	(1.56)	(.20)
Redemption fees added to paid in capital D	- I	.01	.01	.01	.03	.02
Net asset value, end of period	$ 22.95	$ 22.23	$ 25.72	$ 20.68	$ 13.71	$ 37.55
Total Return B,C	4.68%	(12.33)%	25.76%	53.95%	(61.84)%	71.81%
Ratios to Average Net Assets E,H
Expenses before reductions	1.09% A	1.07%	1.14%	1.16%	1.07%	1.05%
Expenses net of fee waivers, if any	1.09% A	1.07%	1.14%	1.16%	1.07%	1.05%
Expenses net of all reductions	1.00% A	1.01%	1.09%	1.10%	1.02%	.99%
Net investment income (loss)	.89% A	1.38%	1.00%	1.09%	1.47% G	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,593,012	$ 2,907,884	$ 3,975,342	$ 3,649,582	$ 2,086,196	$ 6,609,045
Portfolio turnover rate F	191% A	122%	85%	88%	63%	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.17%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.25 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.135 per share.

Financial Highlights - Class K

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.23	$ 25.75	$ 20.69	$ 13.72	$ 31.99
Income from Investment Operations
Net investment income (loss) D	.12	.40	.28	.22	.15 G
Net realized and unrealized gain (loss)	.93	(3.48)	5.05	7.02	(18.43)
Total from investment operations	1.05	(3.08)	5.33	7.24	(18.28)
Distributions from net investment income	(.35)	(.32)	(.15)	(.28)	-
Distributions from net realized gain	-	(.13)	(.14)	-	-
Total distributions	(.35)	(.45)	(.28) K	(.28)	-
Redemption fees added to paid in capital D	- J	.01	.01	.01	.01
Net asset value, end of period	$ 22.93	$ 22.23	$ 25.75	$ 20.69	$ 13.72
Total Return B,C	4.82%	(12.17)%	26.03%	54.44%	(57.11)%
Ratios to Average Net Assets E,I
Expenses before reductions	.88% A	.87%	.90%	.91%	.92% A
Expenses net of fee waivers, if any	.88% A	.87%	.90%	.91%	.92% A
Expenses net of all reductions	.78% A	.80%	.84%	.84%	.87% A
Net investment income (loss)	1.11% A	1.58%	1.24%	1.35%	2.02% A,G
Supplemental Data
Net assets, end of period (000 omitted)	$ 663,506	$ 497,821	$ 888,629	$ 270,075	$ 87,427
Portfolio turnover rate F	191% A	122%	85%	88%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.71%. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.28 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.135 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Emerging Markets and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 484,238,221
Gross unrealized depreciation	(143,808,873)
Net unrealized appreciation (depreciation) on securities and other investments	$ 340,429,348

Tax cost	$ 2,970,278,982

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (300,796,984)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,149,053,825 and $3,400,883,720, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and type of account of the shareholders of Emerging Markets. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Emerging Markets	3,657,321.27
Class K	149,470.05
	$ 3,806,791

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $173 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,192,261.35%		$ 2,736

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,031 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $114,557. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,625,065 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $158.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Emerging Markets	$ 38,359,433	$ 38,140,950
Class K	8,543,746	11,296,849
Total	$ 46,903,179	$ 49,437,799
From net realized gain
Emerging Markets	$ -	$ 20,164,680
Class K	-	4,525,755
Total	$ -	$ 24,690,435

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Emerging Markets
Shares sold	12,981,806	35,985,818	$ 284,783,699	$ 924,231,122
Reinvestment of distributions	1,697,255	2,151,168	36,745,572	55,865,828
Shares redeemed	(32,521,218)	(61,852,310)	(727,216,246)	(1,567,144,468)
Net increase (decrease)	(17,842,157)	(23,715,324)	$ (405,686,975)	$ (587,047,518)
Class K
Shares sold	10,533,407	11,514,792	$ 234,352,309	$ 289,925,357
Reinvestment of distributions	395,361	610,205	8,543,746	15,822,605
Shares redeemed	(4,383,161)	(24,238,483)	(97,670,146)	(577,946,139)
Net increase (decrease)	6,545,607	(12,113,486)	$ 145,225,909	$ (272,198,177)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.
FIL Investments (Japan) Limited
FIL Investment Advisors
FIL Investment Advisors
(UK) Limited
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Fidelity's International Equity Funds

Fidelity Canada Fund

Fidelity China Region Fund

Fidelity Diversified International Fund

Fidelity Emerging Asia Fund

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund

Fidelity Emerging Markets Fund

Fidelity Europe Capital Appreciation Fund

Fidelity Europe Fund

Fidelity Global Balanced Fund

Fidelity Global Commodity Stock Fund

Fidelity International Capital Appreciation Fund

Fidelity International Discovery Fund

Fidelity International Growth Fund

Fidelity International Small Cap Fund

Fidelity International Small Cap Opportunities Fund

Fidelity International Value Fund

Fidelity Japan Fund

Fidelity Japan Smaller Companies Fund

Fidelity Latin America Fund

Fidelity Nordic Fund

Fidelity Overseas Fund

Fidelity Pacific Basin Fund

Fidelity Total International Equity Fund

Fidelity Worldwide Fund

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EMF-K-USAN-0612
1.863017.103

Fidelity Advisor®

Japan

Fund - Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are
classes of Fidelity® Japan Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Japan Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.47%
Actual		$ 1,000.00	$ 1,059.80	$ 7.53**
Hypothetical A		$ 1,000.00	$ 1,017.55	$ 7.37**
Class T	1.75%
Actual		$ 1,000.00	$ 1,058.80	$ 8.96**
Hypothetical A		$ 1,000.00	$ 1,016.16	$ 8.77**
Class B	2.22%
Actual		$ 1,000.00	$ 1,056.90	$ 11.35**
Hypothetical A		$ 1,000.00	$ 1,013.82	$ 11.12**
Class C	2.20%
Actual		$ 1,000.00	$ 1,055.60	$ 11.24**
Hypothetical A		$ 1,000.00	$ 1,013.92	$ 11.02**
Japan	1.17%
Actual		$ 1,000.00	$ 1,061.10	$ 6.00**
Hypothetical A		$ 1,000.00	$ 1,019.05	$ 5.87**
Institutional Class	1.11%
Actual		$ 1,000.00	$ 1,062.40	$ 5.69**
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.57**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Japan Fund
Shareholder Expense Example - continued

** If fees effective January 1, 2012 had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.54%
Actual		$ 7.89
HypotheticalA		$ 7.72
Class T	1.83%
Actual		$ 9.37
HypotheticalA		$ 9.17
Class B	2.29%
Actual		$ 11.71
HypotheticalA		$ 11.46
Class C	2.27%
Actual		$ 11.60
HypotheticalA		$ 11.36
Japan	1.21%
Actual		$ 6.20
HypotheticalA		$ 6.07
Institutional Class	1.15%
Actual		$ 5.90
HypotheticalA		$ 5.77

A 5% return per year before expenses

Semiannual Report

Fidelity Japan Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
Japan	96.0%
United States of America	4.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
Japan	96.3%
United States of America	3.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.0	96.3
Short-Term Investments and Net Other Assets (Liabilities)	4.0	3.7
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp. (Automobiles)	6.9	5.6
Honda Motor Co. Ltd. (Automobiles)	4.7	3.9
Canon, Inc. (Office Electronics)	4.1	3.0
Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	3.5	3.3
Otsuka Corp. (IT Services)	3.5	3.4
Toshiba Corp. (Computers & Peripherals)	3.3	3.4
Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	3.3	2.2
Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	3.1	3.0
Asahi Kasei Corp. (Chemicals)	2.9	1.2
Toray Industries, Inc. (Chemicals)	2.7	2.5
	38.0
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.1	21.5
Consumer Discretionary	22.6	21.5
Financials	18.3	16.4
Materials	9.9	7.8
Industrials	7.6	7.4
Health Care	6.0	7.2
Consumer Staples	3.2	10.5
Telecommunication Services	2.2	2.1
Utilities	1.1	0.8
Energy	0.0	1.1

Semiannual Report

Fidelity Japan Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 22.6%
Auto Components - 4.1%
Bridgestone Corp.	246,500	$ 5,832,994
Denso Corp.	319,200	10,322,070
Yokohama Rubber Co. Ltd.	353,000	2,580,604
		18,735,668
Automobiles - 13.0%
Honda Motor Co. Ltd.	609,700	21,943,983
Suzuki Motor Corp.	276,600	6,510,587
Toyota Motor Corp.	774,300	31,731,075
		60,185,645
Household Durables - 2.1%
Panasonic Corp.	1,262,600	9,680,526
Leisure Equipment & Products - 0.8%
SHIMANO, Inc.	53,800	3,537,767
Media - 0.9%
Avex Group Holdings, Inc.	354,700	4,027,614
Multiline Retail - 1.0%
Marui Group Co. Ltd.	585,900	4,650,848
Textiles, Apparel & Luxury Goods - 0.7%
Onward Holdings Co. Ltd.	446,000	3,487,886
TOTAL CONSUMER DISCRETIONARY		104,305,954
CONSUMER STAPLES - 3.2%
Food Products - 1.8%
Nisshin Oillio Group Ltd.	714,000	2,999,019
Toyo Suisan Kaisha Ltd.	201,000	5,160,241
		8,159,260
Personal Products - 1.4%
Shiseido Co. Ltd.	384,800	6,737,155
TOTAL CONSUMER STAPLES		14,896,415
FINANCIALS - 18.3%
Commercial Banks - 8.5%
Mitsubishi UFJ Financial Group, Inc.	3,360,600	16,136,976
Sumitomo Mitsui Financial Group, Inc.	472,400	15,117,172
Sumitomo Mitsui Trust Holdings, Inc.	2,625,130	7,690,911
		38,945,059
Consumer Finance - 1.2%
Aeon Credit Service Co. Ltd. (c)	318,900	5,559,523
Insurance - 1.3%
MS&AD Insurance Group Holdings, Inc.	334,200	6,161,739
Real Estate Investment Trusts - 2.5%
Frontier Real Estate Investment Corp.	774	6,550,468
Japan Logistics Fund, Inc.	542	4,755,567
		11,306,035

	Shares	Value
Real Estate Management & Development - 4.8%
Mitsui Fudosan Co. Ltd.	420,000	$ 7,693,543
Nomura Real Estate Holdings, Inc.	832,900	14,560,982
		22,254,525
TOTAL FINANCIALS		84,226,881
HEALTH CARE - 6.0%
Health Care Equipment & Supplies - 1.0%
Terumo Corp.	101,300	4,641,852
Health Care Providers & Services - 1.8%
Message Co. Ltd. (c)	2,367	8,405,577
Pharmaceuticals - 3.2%
Astellas Pharma, Inc.	302,800	12,281,002
Rohto Pharmaceutical Co. Ltd.	196,000	2,510,684
		14,791,686
TOTAL HEALTH CARE		27,839,115
INDUSTRIALS - 7.6%
Machinery - 2.3%
Kubota Corp.	677,000	6,535,578
Makita Corp.	106,800	4,088,418
		10,623,996
Road & Rail - 1.5%
East Japan Railway Co.	113,300	7,049,645
Trading Companies & Distributors - 3.8%
Mitsui & Co. Ltd.	547,600	8,551,639
Sumitomo Corp.	610,200	8,672,215
		17,223,854
TOTAL INDUSTRIALS		34,897,495
INFORMATION TECHNOLOGY - 25.1%
Computers & Peripherals - 6.0%
Fujitsu Ltd.	2,598,000	12,627,941
Toshiba Corp.	3,728,000	15,240,279
		27,868,220
Electronic Equipment & Components - 7.0%
Hamamatsu Photonics KK	152,200	6,048,593
Hitachi High-Technologies Corp.	209,600	5,267,516
Horiba Ltd.	178,500	6,259,383
Mitsumi Electric Co. Ltd.	404,400	3,359,097
Shimadzu Corp.	1,281,000	11,405,431
		32,340,020
Internet Software & Services - 2.0%
So-Net Entertainment Corp.	864	3,623,561
Yahoo! Japan Corp.	19,206	5,764,196
		9,387,757
IT Services - 3.5%
Otsuka Corp.	198,700	15,981,623
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 4.1%
Canon, Inc.	419,100	$ 18,998,093
Software - 2.5%
Capcom Co. Ltd.	217,600	4,969,194
Nintendo Co. Ltd.	46,700	6,304,144
		11,273,338
TOTAL INFORMATION TECHNOLOGY		115,849,051
MATERIALS - 9.9%
Chemicals - 8.0%
Asahi Kasei Corp.	2,176,000	13,450,136
Kaneka Corp.	443,000	2,737,868
Nippon Shokubai Co. Ltd.	323,000	3,618,940
Nitto Denko Corp.	108,500	4,453,124
Toray Industries, Inc.	1,644,000	12,640,386
		36,900,454
Metals & Mining - 1.9%
Hitachi Metals Ltd.	717,000	8,930,916
TOTAL MATERIALS		45,831,370
TELECOMMUNICATION SERVICES - 2.2%
Wireless Telecommunication Services - 2.2%
NTT DoCoMo, Inc.	5,911	10,093,670

	Shares	Value
UTILITIES - 1.1%
Electric Utilities - 1.1%
Kansai Electric Power Co., Inc.	342,100	$ 4,960,954
TOTAL COMMON STOCKS (Cost $489,433,811)		442,900,905
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.14% (a)	17,107,452	17,107,452
Fidelity Securities Lending Cash Central Fund, 0.14% (a)(b)	2,395,168	2,395,168
TOTAL MONEY MARKET FUNDS (Cost $19,502,620)		19,502,620
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $508,936,431)		462,403,525
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(749,175)
NET ASSETS - 100%		$ 461,654,350
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,621
Fidelity Securities Lending Cash Central Fund	22,338
Total	$ 29,959
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 104,305,954	$ -	$ 104,305,954	$ -
Consumer Staples	14,896,415	-	14,896,415	-
Financials	84,226,881	-	84,226,881	-
Health Care	27,839,115	-	27,839,115	-
Industrials	34,897,495	-	34,897,495	-
Information Technology	115,849,051	-	115,849,051	-
Materials	45,831,370	-	45,831,370	-
Telecommunication Services	10,093,670	-	10,093,670	-
Utilities	4,960,954	-	4,960,954	-
Money Market Funds	19,502,620	19,502,620	-	-
Total Investments in Securities:	$ 462,403,525	$ 19,502,620	$ 442,900,905	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,263,518) - See accompanying schedule: Unaffiliated issuers (cost $489,433,811)	$ 442,900,905
Fidelity Central Funds (cost $19,502,620)	19,502,620
Total Investments (cost $508,936,431)		$ 462,403,525
Receivable for investments sold		4,583,856
Receivable for fund shares sold		145,385
Dividends receivable		4,348,505
Distributions receivable from Fidelity Central Funds		9,796
Prepaid expenses		223
Other receivables		16,839
Total assets		471,508,129

Liabilities
Payable for investments purchased	$ 6,523,928
Payable for fund shares redeemed	507,249
Accrued management fee	261,172
Distribution and service plan fees payable	12,706
Other affiliated payables	107,273
Other payables and accrued expenses	46,283
Collateral on securities loaned, at value	2,395,168
Total liabilities		9,853,779

Net Assets		$ 461,654,350
Net Assets consist of:
Paid in capital		$ 1,043,467,940
Undistributed net investment income		2,572,414
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(538,024,046)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(46,361,958)
Net Assets		$ 461,654,350

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,996,858 ÷ 1,209,632 shares)	$ 9.92

Maximum offering price per share (100/94.25 of $9.92)	$ 10.53
Class T: Net Asset Value and redemption price per share ($4,687,560 ÷ 473,450 shares)	$ 9.90

Maximum offering price per share (100/96.50 of $9.90)	$ 10.26
Class B: Net Asset Value and offering price per share ($1,362,536 ÷ 137,540 shares)A	$ 9.91

Class C: Net Asset Value and offering price per share ($8,445,200 ÷ 853,870 shares)A	$ 9.89

Japan: Net Asset Value, offering price and redemption price per share ($433,417,634 ÷ 43,630,712 shares)	$ 9.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,744,562 ÷ 175,758 shares)	$ 9.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund
Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 5,916,175
Interest		66
Income from Fidelity Central Funds		29,959
Income before foreign taxes withheld		5,946,200
Less foreign taxes withheld		(414,132)
Total income		5,532,068

Expenses
Management fee Basic fee	$ 1,644,413
Performance adjustment	405,699
Transfer agent fees	527,690
Distribution and service plan fees	75,928
Accounting and security lending fees	120,804
Custodian fees and expenses	26,804
Independent trustees' compensation	1,462
Registration fees	63,351
Audit	35,871
Legal	1,100
Miscellaneous	1,631
Total expenses before reductions	2,904,753
Expense reductions	(142,044)	2,762,709
Net investment income (loss)		2,769,359
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,843,113)
Foreign currency transactions	(77,793)
Total net realized gain (loss)		(5,920,906)
Change in net unrealized appreciation (depreciation) on: Investment securities	29,964,069
Assets and liabilities in foreign currencies	248,429
Total change in net unrealized appreciation (depreciation)		30,212,498
Net gain (loss)		24,291,592
Net increase (decrease) in net assets resulting from operations		$ 27,060,951

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,769,359	$ 7,504,955
Net realized gain (loss)	(5,920,906)	(68,712,920)
Change in net unrealized appreciation (depreciation)	30,212,498	31,829,795
Net increase (decrease) in net assets resulting from operations	27,060,951	(29,378,170)
Distributions to shareholders from net investment income	(7,688,787)	(9,748,982)
Distributions to shareholders from net realized gain	(2,570,905)	(10,506,757)
Total distributions	(10,259,692)	(20,255,739)
Share transactions - net increase (decrease)	(36,380,531)	(153,265,919)
Redemption fees	43,171	492,971
Total increase (decrease) in net assets	(19,536,101)	(202,406,857)

Net Assets
Beginning of period	481,190,451	683,597,308
End of period (including undistributed net investment income of $2,572,414 and undistributed net investment income of $7,491,842, respectively)	$ 461,654,350	$ 481,190,451

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.04	.09
Net realized and unrealized gain (loss)	.52	(1.39)
Total from investment operations	.56	(1.30)
Distributions from net investment income	(.13)	-
Distributions from net realized gain	(.05)	-
Total distributions	(.18)	-
Redemption fees added to paid in capital E	- K	.01
Net asset value, end of period	$ 9.92	$ 9.54
Total Return B, C, D	5.98%	(11.91)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.54% A	1.20% A
Expenses net of fee waivers, if any	1.47% A	1.20% A
Expenses net of all reductions	1.46% A	1.16% A
Net investment income (loss)	.92% A	1.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,997	$ 13,208
Portfolio turnover rate G	56% A	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.51	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.03	.07
Net realized and unrealized gain (loss)	.52	(1.40)
Total from investment operations	.55	(1.33)
Distributions from net investment income	(.11)	-
Distributions from net realized gain	(.05)	-
Total distributions	(.16)	-
Redemption fees added to paid in capital E	- K	.01
Net asset value, end of period	$ 9.90	$ 9.51
Total Return B, C, D	5.88%	(12.19)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83% A	1.48% A
Expenses net of fee waivers, if any	1.75% A	1.48% A
Expenses net of all reductions	1.73% A	1.44% A
Net investment income (loss)	.65% A	.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,688	$ 4,643
Portfolio turnover rate G	56% A	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.01	.02
Net realized and unrealized gain (loss)	.52	(1.39)
Total from investment operations	.53	(1.37)
Distributions from net investment income	(.04)	-
Distributions from net realized gain	(.05)	-
Total distributions	(.09)	-
Redemption fees added to paid in capital E	- K	.01
Net asset value, end of period	$ 9.91	$ 9.47
Total Return B, C, D	5.69%	(12.56)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.29% A	1.95% A
Expenses net of fee waivers, if any	2.22% A	1.95% A
Expenses net of all reductions	2.21% A	1.91% A
Net investment income (loss)	.17% A	.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,363	$ 1,458
Portfolio turnover rate G	56% A	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.48	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.01	.03
Net realized and unrealized gain (loss)	.51	(1.39)
Total from investment operations	.52	(1.36)
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.05)	-
Total distributions	(.11)	-
Redemption fees added to paid in capital E	- K	.01
Net asset value, end of period	$ 9.89	$ 9.48
Total Return B, C, D	5.56%	(12.47)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.27% A	1.92% A
Expenses net of fee waivers, if any	2.20% A	1.92% A
Expenses net of all reductions	2.19% A	1.88% A
Net investment income (loss)	.19% A	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,445	$ 8,750
Portfolio turnover rate G	56% A	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Japan

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 10.57	$ 10.03	$ 9.03	$ 18.00	$ 16.85
Income from Investment Operations
Net investment income (loss) D	.06	.15	.10	.08	.10	.04
Net realized and unrealized gain (loss)	.51	(.75)	.61	1.04	(6.64)	1.35
Total from investment operations	.57	(.60)	.71	1.12	(6.54)	1.39
Distributions from net investment income	(.16)	(.20)	(.07)	(.11)	(.04)	(.01)
Distributions from net realized gain	(.05)	(.21)	(.10)	(.01)	(2.39)	(.23)
Total distributions	(.21)	(.41)	(.17)	(.12)	(2.43)	(.24)
Redemption fees added to paid in capital D	- I	.01	- I	- I	- I	- I
Net asset value, end of period	$ 9.93	$ 9.57	$ 10.57	$ 10.03	$ 9.03	$ 18.00
Total Return B, C	6.11%	(6.00)%	7.12%	12.84%	(41.88)%	8.36%
Ratios to Average Net Assets E, G
Expenses before reductions	1.21% A	.86%	.93%	.90%	1.12%	1.08%
Expenses net of fee waivers, if any	1.17% A	.84%	.93%	.90%	1.12%	1.08%
Expenses net of all reductions	1.15% A	.80%	.93%	.89%	1.10%	1.06%
Net investment income (loss)	1.23% A	1.38%	.97%	.90%	.72%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 433,418	$ 450,417	$ 649,316	$ 944,902	$ 1,025,334	$ 1,779,451
Portfolio turnover rate F	56% A	134% H	43%	73%	78%	158%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate does not include the assets acquired in the merger. IAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.06	.13
Net realized and unrealized gain (loss)	.52	(1.40)
Total from investment operations	.58	(1.27)
Distributions from net investment income	(.17)	-
Distributions from net realized gain	(.05)	-
Total distributions	(.22)	-
Redemption fees added to paid in capital D	- J	.01
Net asset value, end of period	$ 9.93	$ 9.57
Total Return B, C	6.24%	(11.63)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.15% A	.79% A
Expenses net of fee waivers, if any	1.11% A	.79% A
Expenses net of all reductions	1.10% A	.75% A
Net investment income (loss)	1.28% A	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,745	$ 2,715
Portfolio turnover rate F	56% A	134% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Japan and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund offered Class F shares during the period June 26, 2009 through December 15, 2010 and all outstanding shares were redeemed by December 15, 2010.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,483,752
Gross unrealized depreciation	(69,187,867)
Net unrealized appreciation (depreciation) on securities and other investments	$ (53,704,115)

Tax cost	$ 516,107,640

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (158,381,488)
2017	(239,450,813)
2018	(26,887,863)
2019	(98,806,037)
Total capital loss carryforward	$ (523,526,201)

The Fund acquired $25,965,572 of capital loss carryforwards from the Fidelity Advisor Japan Fund when it merged into the Fund on December 17, 2010. Under the Internal Revenue Code, the losses acquired from Fidelity Advisor Japan Fund that will be available to offset future capital gains of the Fund will be limited. As a result, at least $17,152,282 of the losses acquired from Fidelity Advisor Japan Fund will expire unused and are not included in the capital loss carryforward amounts disclosed above.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $127,803,142 and $172,078,336, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment **(up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan Class of shares as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .88% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 15,770	$ 539
Class T	.25%	.25%	11,510	90
Class B	.75%	.25%	6,899	5,187
Class C	.75%	.25%	41,749	15,597
			$ 75,928	$ 21,413

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC*
Class A	$ 2,683
Class T	856
Class B	991
Class C	1,682
$ 6,212

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 19,034.30
Class T	7,791.34
Class B	2,080.30
Class C	11,520.28
Japan	485,406.22
Institutional Class	1,859.16
	$ 527,690

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $706 and is reflected in miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $22,338. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 4,359
Class T	1.70%	1,853
Class B	2.20%	481
Class C	2.20%	2,553
Japan	1.20%	97,123
Institutional Class	1.20%	460
		$ 106,829

Effective January 1, 2012 the expense limitations were discontinued.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $35,215 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011 A, B
From net investment income
Class A	$ 168,535	$ -
Class T	50,833	-
Class B	6,144	-
Class C	52,214	-
Japan	7,354,386	9,544,936
Class F	-	204,046
Institutional Class	56,675	-
Total	$ 7,688,787	$ 9,748,982

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended April 30, 2012	Year ended October 31, 2011 A, B
From net realized gain
Class A	$ 69,007	$ -
Class T	24,703	-
Class B	7,792	-
Class C	46,858	-
Japan	2,405,209	10,328,111
Class F	-	178,646
Institutional Class	17,336	-
Total	$ 2,570,905	$ 10,506,757

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period December 14, 2010 (commencement of operations) to October 31, 2011.

B All Class F shares were redeemed on December 15, 2010.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011 A, B	Six months ended April 30, 2012	Year ended October 31, 2011 A, B
Class A
Shares sold	202,134	902,250	$ 1,911,359	$ 9,266,531
Issued in exchange for shares of Fidelity Advisor Japan Fund	-	1,458,691	-	15,812,213
Reinvestment of distributions	22,132	-	206,271	-
Shares Redeemed	(399,693)	(975,882)	(3,827,129)	(10,202,627)
Net increase (decrease)	(175,427)	1,385,059	$ (1,709,499)	$ 14,876,117
Class T
Shares sold	40,068	132,383	$ 385,859	$ 1,384,063
Issued in exchange for shares of Fidelity Advisor Japan Fund	-	487,882	-	5,288,638
Reinvestment of distributions	7,853	-	73,111	-
Shares Redeemed	(62,542)	(132,194)	(599,705)	(1,415,637)
Net increase (decrease)	(14,621)	488,071	$ (140,735)	$ 5,257,064
Class B
Shares sold	6,521	15,198	$ 64,926	$ 161,868
Issued in exchange for shares of Fidelity Advisor Japan Fund	-	224,548	-	2,434,105
Reinvestment of distributions	1,058	-	9,881	-
Shares Redeemed	(23,959)	(85,826)	(228,364)	(926,239)
Net increase (decrease)	(16,380)	153,920	$ (153,557)	$ 1,669,734
Class C
Shares sold	74,779	711,218	$ 731,653	$ 7,424,606
Issued in exchange for shares of Fidelity Advisor Japan Fund	-	857,308	-	9,293,223
Reinvestment of distributions	7,654	-	71,333	-
Shares Redeemed	(152,036)	(645,053)	(1,440,413)	(6,643,542)
Net increase (decrease)	(69,603)	923,473	$ (637,427)	$ 10,074,287
Japan
Shares sold	1,920,092	16,755,813	$ 18,669,563	$ 180,371,996
Reinvestment of distributions	1,014,920	1,718,167	9,459,053	18,229,748
Shares Redeemed	(6,376,345)	(32,842,865)	(60,827,772)	(351,598,189)
Net increase (decrease)	(3,441,333)	(14,368,885)	$ (32,699,156)	$ (152,996,445)
Class F
Shares sold	-	346,757	$ -	$ 3,766,116
Reinvestment of distributions	-	36,103	-	382,692
Shares Redeemed	-	(3,617,960)	-	(39,396,699)
Net increase (decrease)	-	(3,235,100)	$ -	$ (35,247,891)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011 A, B	Six months ended April 30, 2012	Year ended October 31, 2011 A, B
Institutional Class
Shares sold	217,742	324,072	$ 2,057,752	$ 3,355,850
Issued in exchange for shares of Fidelity Advisor Japan Fund	-	420,228	-	4,555,276
Reinvestment of distributions	6,735	-	62,700	-
Shares Redeemed	(332,438)	(460,581)	(3,160,609)	(4,809,911)
Net increase (decrease)	(107,961)	283,719	$ (1,040,157)	$ 3,101,215

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period December 14, 2010 (commencement of sale of shares) to October 31, 2011.

B All Class F Shares were redeemed on December 15, 2010.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 35% of the total outstanding shares of the Fund. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 45% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AJPNA-USAN-0612
1.917400.101

Fidelity Advisor®

Japan

Fund - Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Japan Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Japan Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.47%
Actual		$ 1,000.00	$ 1,059.80	$ 7.53**
Hypothetical A		$ 1,000.00	$ 1,017.55	$ 7.37**
Class T	1.75%
Actual		$ 1,000.00	$ 1,058.80	$ 8.96**
Hypothetical A		$ 1,000.00	$ 1,016.16	$ 8.77**
Class B	2.22%
Actual		$ 1,000.00	$ 1,056.90	$ 11.35**
Hypothetical A		$ 1,000.00	$ 1,013.82	$ 11.12**
Class C	2.20%
Actual		$ 1,000.00	$ 1,055.60	$ 11.24**
Hypothetical A		$ 1,000.00	$ 1,013.92	$ 11.02**
Japan	1.17%
Actual		$ 1,000.00	$ 1,061.10	$ 6.00**
Hypothetical A		$ 1,000.00	$ 1,019.05	$ 5.87**
Institutional Class	1.11%
Actual		$ 1,000.00	$ 1,062.40	$ 5.69**
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.57**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Japan Fund
Shareholder Expense Example - continued

** If fees effective January 1, 2012 had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.54%
Actual		$ 7.89
HypotheticalA		$ 7.72
Class T	1.83%
Actual		$ 9.37
HypotheticalA		$ 9.17
Class B	2.29%
Actual		$ 11.71
HypotheticalA		$ 11.46
Class C	2.27%
Actual		$ 11.60
HypotheticalA		$ 11.36
Japan	1.21%
Actual		$ 6.20
HypotheticalA		$ 6.07
Institutional Class	1.15%
Actual		$ 5.90
HypotheticalA		$ 5.77

A 5% return per year before expenses

Semiannual Report

Fidelity Japan Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
Japan	96.0%
United States of America	4.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
Japan	96.3%
United States of America	3.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.0	96.3
Short-Term Investments and Net Other Assets (Liabilities)	4.0	3.7
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp. (Automobiles)	6.9	5.6
Honda Motor Co. Ltd. (Automobiles)	4.7	3.9
Canon, Inc. (Office Electronics)	4.1	3.0
Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	3.5	3.3
Otsuka Corp. (IT Services)	3.5	3.4
Toshiba Corp. (Computers & Peripherals)	3.3	3.4
Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	3.3	2.2
Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	3.1	3.0
Asahi Kasei Corp. (Chemicals)	2.9	1.2
Toray Industries, Inc. (Chemicals)	2.7	2.5
	38.0
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.1	21.5
Consumer Discretionary	22.6	21.5
Financials	18.3	16.4
Materials	9.9	7.8
Industrials	7.6	7.4
Health Care	6.0	7.2
Consumer Staples	3.2	10.5
Telecommunication Services	2.2	2.1
Utilities	1.1	0.8
Energy	0.0	1.1

Semiannual Report

Fidelity Japan Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 22.6%
Auto Components - 4.1%
Bridgestone Corp.	246,500	$ 5,832,994
Denso Corp.	319,200	10,322,070
Yokohama Rubber Co. Ltd.	353,000	2,580,604
		18,735,668
Automobiles - 13.0%
Honda Motor Co. Ltd.	609,700	21,943,983
Suzuki Motor Corp.	276,600	6,510,587
Toyota Motor Corp.	774,300	31,731,075
		60,185,645
Household Durables - 2.1%
Panasonic Corp.	1,262,600	9,680,526
Leisure Equipment & Products - 0.8%
SHIMANO, Inc.	53,800	3,537,767
Media - 0.9%
Avex Group Holdings, Inc.	354,700	4,027,614
Multiline Retail - 1.0%
Marui Group Co. Ltd.	585,900	4,650,848
Textiles, Apparel & Luxury Goods - 0.7%
Onward Holdings Co. Ltd.	446,000	3,487,886
TOTAL CONSUMER DISCRETIONARY		104,305,954
CONSUMER STAPLES - 3.2%
Food Products - 1.8%
Nisshin Oillio Group Ltd.	714,000	2,999,019
Toyo Suisan Kaisha Ltd.	201,000	5,160,241
		8,159,260
Personal Products - 1.4%
Shiseido Co. Ltd.	384,800	6,737,155
TOTAL CONSUMER STAPLES		14,896,415
FINANCIALS - 18.3%
Commercial Banks - 8.5%
Mitsubishi UFJ Financial Group, Inc.	3,360,600	16,136,976
Sumitomo Mitsui Financial Group, Inc.	472,400	15,117,172
Sumitomo Mitsui Trust Holdings, Inc.	2,625,130	7,690,911
		38,945,059
Consumer Finance - 1.2%
Aeon Credit Service Co. Ltd. (c)	318,900	5,559,523
Insurance - 1.3%
MS&AD Insurance Group Holdings, Inc.	334,200	6,161,739
Real Estate Investment Trusts - 2.5%
Frontier Real Estate Investment Corp.	774	6,550,468
Japan Logistics Fund, Inc.	542	4,755,567
		11,306,035

	Shares	Value
Real Estate Management & Development - 4.8%
Mitsui Fudosan Co. Ltd.	420,000	$ 7,693,543
Nomura Real Estate Holdings, Inc.	832,900	14,560,982
		22,254,525
TOTAL FINANCIALS		84,226,881
HEALTH CARE - 6.0%
Health Care Equipment & Supplies - 1.0%
Terumo Corp.	101,300	4,641,852
Health Care Providers & Services - 1.8%
Message Co. Ltd. (c)	2,367	8,405,577
Pharmaceuticals - 3.2%
Astellas Pharma, Inc.	302,800	12,281,002
Rohto Pharmaceutical Co. Ltd.	196,000	2,510,684
		14,791,686
TOTAL HEALTH CARE		27,839,115
INDUSTRIALS - 7.6%
Machinery - 2.3%
Kubota Corp.	677,000	6,535,578
Makita Corp.	106,800	4,088,418
		10,623,996
Road & Rail - 1.5%
East Japan Railway Co.	113,300	7,049,645
Trading Companies & Distributors - 3.8%
Mitsui & Co. Ltd.	547,600	8,551,639
Sumitomo Corp.	610,200	8,672,215
		17,223,854
TOTAL INDUSTRIALS		34,897,495
INFORMATION TECHNOLOGY - 25.1%
Computers & Peripherals - 6.0%
Fujitsu Ltd.	2,598,000	12,627,941
Toshiba Corp.	3,728,000	15,240,279
		27,868,220
Electronic Equipment & Components - 7.0%
Hamamatsu Photonics KK	152,200	6,048,593
Hitachi High-Technologies Corp.	209,600	5,267,516
Horiba Ltd.	178,500	6,259,383
Mitsumi Electric Co. Ltd.	404,400	3,359,097
Shimadzu Corp.	1,281,000	11,405,431
		32,340,020
Internet Software & Services - 2.0%
So-Net Entertainment Corp.	864	3,623,561
Yahoo! Japan Corp.	19,206	5,764,196
		9,387,757
IT Services - 3.5%
Otsuka Corp.	198,700	15,981,623
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 4.1%
Canon, Inc.	419,100	$ 18,998,093
Software - 2.5%
Capcom Co. Ltd.	217,600	4,969,194
Nintendo Co. Ltd.	46,700	6,304,144
		11,273,338
TOTAL INFORMATION TECHNOLOGY		115,849,051
MATERIALS - 9.9%
Chemicals - 8.0%
Asahi Kasei Corp.	2,176,000	13,450,136
Kaneka Corp.	443,000	2,737,868
Nippon Shokubai Co. Ltd.	323,000	3,618,940
Nitto Denko Corp.	108,500	4,453,124
Toray Industries, Inc.	1,644,000	12,640,386
		36,900,454
Metals & Mining - 1.9%
Hitachi Metals Ltd.	717,000	8,930,916
TOTAL MATERIALS		45,831,370
TELECOMMUNICATION SERVICES - 2.2%
Wireless Telecommunication Services - 2.2%
NTT DoCoMo, Inc.	5,911	10,093,670

	Shares	Value
UTILITIES - 1.1%
Electric Utilities - 1.1%
Kansai Electric Power Co., Inc.	342,100	$ 4,960,954
TOTAL COMMON STOCKS (Cost $489,433,811)		442,900,905
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.14% (a)	17,107,452	17,107,452
Fidelity Securities Lending Cash Central Fund, 0.14% (a)(b)	2,395,168	2,395,168
TOTAL MONEY MARKET FUNDS (Cost $19,502,620)		19,502,620
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $508,936,431)		462,403,525
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(749,175)
NET ASSETS - 100%		$ 461,654,350
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,621
Fidelity Securities Lending Cash Central Fund	22,338
Total	$ 29,959
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 104,305,954	$ -	$ 104,305,954	$ -
Consumer Staples	14,896,415	-	14,896,415	-
Financials	84,226,881	-	84,226,881	-
Health Care	27,839,115	-	27,839,115	-
Industrials	34,897,495	-	34,897,495	-
Information Technology	115,849,051	-	115,849,051	-
Materials	45,831,370	-	45,831,370	-
Telecommunication Services	10,093,670	-	10,093,670	-
Utilities	4,960,954	-	4,960,954	-
Money Market Funds	19,502,620	19,502,620	-	-
Total Investments in Securities:	$ 462,403,525	$ 19,502,620	$ 442,900,905	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,263,518) - See accompanying schedule: Unaffiliated issuers (cost $489,433,811)	$ 442,900,905
Fidelity Central Funds (cost $19,502,620)	19,502,620
Total Investments (cost $508,936,431)		$ 462,403,525
Receivable for investments sold		4,583,856
Receivable for fund shares sold		145,385
Dividends receivable		4,348,505
Distributions receivable from Fidelity Central Funds		9,796
Prepaid expenses		223
Other receivables		16,839
Total assets		471,508,129

Liabilities
Payable for investments purchased	$ 6,523,928
Payable for fund shares redeemed	507,249
Accrued management fee	261,172
Distribution and service plan fees payable	12,706
Other affiliated payables	107,273
Other payables and accrued expenses	46,283
Collateral on securities loaned, at value	2,395,168
Total liabilities		9,853,779

Net Assets		$ 461,654,350
Net Assets consist of:
Paid in capital		$ 1,043,467,940
Undistributed net investment income		2,572,414
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(538,024,046)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(46,361,958)
Net Assets		$ 461,654,350

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,996,858 ÷ 1,209,632 shares)	$ 9.92

Maximum offering price per share (100/94.25 of $9.92)	$ 10.53
Class T: Net Asset Value and redemption price per share ($4,687,560 ÷ 473,450 shares)	$ 9.90

Maximum offering price per share (100/96.50 of $9.90)	$ 10.26
Class B: Net Asset Value and offering price per share ($1,362,536 ÷ 137,540 shares)A	$ 9.91

Class C: Net Asset Value and offering price per share ($8,445,200 ÷ 853,870 shares)A	$ 9.89

Japan: Net Asset Value, offering price and redemption price per share ($433,417,634 ÷ 43,630,712 shares)	$ 9.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,744,562 ÷ 175,758 shares)	$ 9.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund
Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 5,916,175
Interest		66
Income from Fidelity Central Funds		29,959
Income before foreign taxes withheld		5,946,200
Less foreign taxes withheld		(414,132)
Total income		5,532,068

Expenses
Management fee Basic fee	$ 1,644,413
Performance adjustment	405,699
Transfer agent fees	527,690
Distribution and service plan fees	75,928
Accounting and security lending fees	120,804
Custodian fees and expenses	26,804
Independent trustees' compensation	1,462
Registration fees	63,351
Audit	35,871
Legal	1,100
Miscellaneous	1,631
Total expenses before reductions	2,904,753
Expense reductions	(142,044)	2,762,709
Net investment income (loss)		2,769,359
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,843,113)
Foreign currency transactions	(77,793)
Total net realized gain (loss)		(5,920,906)
Change in net unrealized appreciation (depreciation) on: Investment securities	29,964,069
Assets and liabilities in foreign currencies	248,429
Total change in net unrealized appreciation (depreciation)		30,212,498
Net gain (loss)		24,291,592
Net increase (decrease) in net assets resulting from operations		$ 27,060,951

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,769,359	$ 7,504,955
Net realized gain (loss)	(5,920,906)	(68,712,920)
Change in net unrealized appreciation (depreciation)	30,212,498	31,829,795
Net increase (decrease) in net assets resulting from operations	27,060,951	(29,378,170)
Distributions to shareholders from net investment income	(7,688,787)	(9,748,982)
Distributions to shareholders from net realized gain	(2,570,905)	(10,506,757)
Total distributions	(10,259,692)	(20,255,739)
Share transactions - net increase (decrease)	(36,380,531)	(153,265,919)
Redemption fees	43,171	492,971
Total increase (decrease) in net assets	(19,536,101)	(202,406,857)

Net Assets
Beginning of period	481,190,451	683,597,308
End of period (including undistributed net investment income of $2,572,414 and undistributed net investment income of $7,491,842, respectively)	$ 461,654,350	$ 481,190,451

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.04	.09
Net realized and unrealized gain (loss)	.52	(1.39)
Total from investment operations	.56	(1.30)
Distributions from net investment income	(.13)	-
Distributions from net realized gain	(.05)	-
Total distributions	(.18)	-
Redemption fees added to paid in capital E	- K	.01
Net asset value, end of period	$ 9.92	$ 9.54
Total Return B, C, D	5.98%	(11.91)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.54% A	1.20% A
Expenses net of fee waivers, if any	1.47% A	1.20% A
Expenses net of all reductions	1.46% A	1.16% A
Net investment income (loss)	.92% A	1.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,997	$ 13,208
Portfolio turnover rate G	56% A	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.51	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.03	.07
Net realized and unrealized gain (loss)	.52	(1.40)
Total from investment operations	.55	(1.33)
Distributions from net investment income	(.11)	-
Distributions from net realized gain	(.05)	-
Total distributions	(.16)	-
Redemption fees added to paid in capital E	- K	.01
Net asset value, end of period	$ 9.90	$ 9.51
Total Return B, C, D	5.88%	(12.19)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83% A	1.48% A
Expenses net of fee waivers, if any	1.75% A	1.48% A
Expenses net of all reductions	1.73% A	1.44% A
Net investment income (loss)	.65% A	.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,688	$ 4,643
Portfolio turnover rate G	56% A	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.01	.02
Net realized and unrealized gain (loss)	.52	(1.39)
Total from investment operations	.53	(1.37)
Distributions from net investment income	(.04)	-
Distributions from net realized gain	(.05)	-
Total distributions	(.09)	-
Redemption fees added to paid in capital E	- K	.01
Net asset value, end of period	$ 9.91	$ 9.47
Total Return B, C, D	5.69%	(12.56)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.29% A	1.95% A
Expenses net of fee waivers, if any	2.22% A	1.95% A
Expenses net of all reductions	2.21% A	1.91% A
Net investment income (loss)	.17% A	.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,363	$ 1,458
Portfolio turnover rate G	56% A	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.48	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.01	.03
Net realized and unrealized gain (loss)	.51	(1.39)
Total from investment operations	.52	(1.36)
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.05)	-
Total distributions	(.11)	-
Redemption fees added to paid in capital E	- K	.01
Net asset value, end of period	$ 9.89	$ 9.48
Total Return B, C, D	5.56%	(12.47)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.27% A	1.92% A
Expenses net of fee waivers, if any	2.20% A	1.92% A
Expenses net of all reductions	2.19% A	1.88% A
Net investment income (loss)	.19% A	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,445	$ 8,750
Portfolio turnover rate G	56% A	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Japan

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 10.57	$ 10.03	$ 9.03	$ 18.00	$ 16.85
Income from Investment Operations
Net investment income (loss) D	.06	.15	.10	.08	.10	.04
Net realized and unrealized gain (loss)	.51	(.75)	.61	1.04	(6.64)	1.35
Total from investment operations	.57	(.60)	.71	1.12	(6.54)	1.39
Distributions from net investment income	(.16)	(.20)	(.07)	(.11)	(.04)	(.01)
Distributions from net realized gain	(.05)	(.21)	(.10)	(.01)	(2.39)	(.23)
Total distributions	(.21)	(.41)	(.17)	(.12)	(2.43)	(.24)
Redemption fees added to paid in capital D	- I	.01	- I	- I	- I	- I
Net asset value, end of period	$ 9.93	$ 9.57	$ 10.57	$ 10.03	$ 9.03	$ 18.00
Total Return B, C	6.11%	(6.00)%	7.12%	12.84%	(41.88)%	8.36%
Ratios to Average Net Assets E, G
Expenses before reductions	1.21% A	.86%	.93%	.90%	1.12%	1.08%
Expenses net of fee waivers, if any	1.17% A	.84%	.93%	.90%	1.12%	1.08%
Expenses net of all reductions	1.15% A	.80%	.93%	.89%	1.10%	1.06%
Net investment income (loss)	1.23% A	1.38%	.97%	.90%	.72%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 433,418	$ 450,417	$ 649,316	$ 944,902	$ 1,025,334	$ 1,779,451
Portfolio turnover rate F	56% A	134% H	43%	73%	78%	158%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate does not include the assets acquired in the merger. IAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.06	.13
Net realized and unrealized gain (loss)	.52	(1.40)
Total from investment operations	.58	(1.27)
Distributions from net investment income	(.17)	-
Distributions from net realized gain	(.05)	-
Total distributions	(.22)	-
Redemption fees added to paid in capital D	- J	.01
Net asset value, end of period	$ 9.93	$ 9.57
Total Return B, C	6.24%	(11.63)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.15% A	.79% A
Expenses net of fee waivers, if any	1.11% A	.79% A
Expenses net of all reductions	1.10% A	.75% A
Net investment income (loss)	1.28% A	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,745	$ 2,715
Portfolio turnover rate F	56% A	134% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Japan and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund offered Class F shares during the period June 26, 2009 through December 15, 2010 and all outstanding shares were redeemed by December 15, 2010.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,483,752
Gross unrealized depreciation	(69,187,867)
Net unrealized appreciation (depreciation) on securities and other investments	$ (53,704,115)

Tax cost	$ 516,107,640

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (158,381,488)
2017	(239,450,813)
2018	(26,887,863)
2019	(98,806,037)
Total capital loss carryforward	$ (523,526,201)

The Fund acquired $25,965,572 of capital loss carryforwards from the Fidelity Advisor Japan Fund when it merged into the Fund on December 17, 2010. Under the Internal Revenue Code, the losses acquired from Fidelity Advisor Japan Fund that will be available to offset future capital gains of the Fund will be limited. As a result, at least $17,152,282 of the losses acquired from Fidelity Advisor Japan Fund will expire unused and are not included in the capital loss carryforward amounts disclosed above.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $127,803,142 and $172,078,336, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment **(up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan Class of shares as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .88% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 15,770	$ 539
Class T	.25%	.25%	11,510	90
Class B	.75%	.25%	6,899	5,187
Class C	.75%	.25%	41,749	15,597
			$ 75,928	$ 21,413

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC*
Class A	$ 2,683
Class T	856
Class B	991
Class C	1,682
$ 6,212

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 19,034.30
Class T	7,791.34
Class B	2,080.30
Class C	11,520.28
Japan	485,406.22
Institutional Class	1,859.16
	$ 527,690

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $706 and is reflected in miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $22,338. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 4,359
Class T	1.70%	1,853
Class B	2.20%	481
Class C	2.20%	2,553
Japan	1.20%	97,123
Institutional Class	1.20%	460
		$ 106,829

Effective January 1, 2012 the expense limitations were discontinued.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $35,215 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011 A, B
From net investment income
Class A	$ 168,535	$ -
Class T	50,833	-
Class B	6,144	-
Class C	52,214	-
Japan	7,354,386	9,544,936
Class F	-	204,046
Institutional Class	56,675	-
Total	$ 7,688,787	$ 9,748,982

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended April 30, 2012	Year ended October 31, 2011 A, B
From net realized gain
Class A	$ 69,007	$ -
Class T	24,703	-
Class B	7,792	-
Class C	46,858	-
Japan	2,405,209	10,328,111
Class F	-	178,646
Institutional Class	17,336	-
Total	$ 2,570,905	$ 10,506,757

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period December 14, 2010 (commencement of operations) to October 31, 2011.

B All Class F shares were redeemed on December 15, 2010.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011 A, B	Six months ended April 30, 2012	Year ended October 31, 2011 A, B
Class A
Shares sold	202,134	902,250	$ 1,911,359	$ 9,266,531
Issued in exchange for shares of Fidelity Advisor Japan Fund	-	1,458,691	-	15,812,213
Reinvestment of distributions	22,132	-	206,271	-
Shares Redeemed	(399,693)	(975,882)	(3,827,129)	(10,202,627)
Net increase (decrease)	(175,427)	1,385,059	$ (1,709,499)	$ 14,876,117
Class T
Shares sold	40,068	132,383	$ 385,859	$ 1,384,063
Issued in exchange for shares of Fidelity Advisor Japan Fund	-	487,882	-	5,288,638
Reinvestment of distributions	7,853	-	73,111	-
Shares Redeemed	(62,542)	(132,194)	(599,705)	(1,415,637)
Net increase (decrease)	(14,621)	488,071	$ (140,735)	$ 5,257,064
Class B
Shares sold	6,521	15,198	$ 64,926	$ 161,868
Issued in exchange for shares of Fidelity Advisor Japan Fund	-	224,548	-	2,434,105
Reinvestment of distributions	1,058	-	9,881	-
Shares Redeemed	(23,959)	(85,826)	(228,364)	(926,239)
Net increase (decrease)	(16,380)	153,920	$ (153,557)	$ 1,669,734
Class C
Shares sold	74,779	711,218	$ 731,653	$ 7,424,606
Issued in exchange for shares of Fidelity Advisor Japan Fund	-	857,308	-	9,293,223
Reinvestment of distributions	7,654	-	71,333	-
Shares Redeemed	(152,036)	(645,053)	(1,440,413)	(6,643,542)
Net increase (decrease)	(69,603)	923,473	$ (637,427)	$ 10,074,287
Japan
Shares sold	1,920,092	16,755,813	$ 18,669,563	$ 180,371,996
Reinvestment of distributions	1,014,920	1,718,167	9,459,053	18,229,748
Shares Redeemed	(6,376,345)	(32,842,865)	(60,827,772)	(351,598,189)
Net increase (decrease)	(3,441,333)	(14,368,885)	$ (32,699,156)	$ (152,996,445)
Class F
Shares sold	-	346,757	$ -	$ 3,766,116
Reinvestment of distributions	-	36,103	-	382,692
Shares Redeemed	-	(3,617,960)	-	(39,396,699)
Net increase (decrease)	-	(3,235,100)	$ -	$ (35,247,891)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011 A, B	Six months ended April 30, 2012	Year ended October 31, 2011 A, B
Institutional Class
Shares sold	217,742	324,072	$ 2,057,752	$ 3,355,850
Issued in exchange for shares of Fidelity Advisor Japan Fund	-	420,228	-	4,555,276
Reinvestment of distributions	6,735	-	62,700	-
Shares Redeemed	(332,438)	(460,581)	(3,160,609)	(4,809,911)
Net increase (decrease)	(107,961)	283,719	$ (1,040,157)	$ 3,101,215

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period December 14, 2010 (commencement of sale of shares) to October 31, 2011.

B All Class F Shares were redeemed on December 15, 2010.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 35% of the total outstanding shares of the Fund. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 45% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AJPNI-USAN-0612
1.917383.101

Fidelity Advisor®

Latin America Fund -

Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are
classes of Fidelity® Latin America Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Latin America Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.35%
Actual		$ 1,000.00	$ 1,024.30	$ 6.79
Hypothetical A		$ 1,000.00	$ 1,018.15	$ 6.77
Class T	1.61%
Actual		$ 1,000.00	$ 1,022.90	$ 8.10
Hypothetical A		$ 1,000.00	$ 1,016.86	$ 8.07
Class B	2.10%
Actual		$ 1,000.00	$ 1,020.40	$ 10.55
Hypothetical A		$ 1,000.00	$ 1,014.42	$ 10.52
Class C	2.09%
Actual		$ 1,000.00	$ 1,020.50	$ 10.50
Hypothetical A		$ 1,000.00	$ 1,014.47	$ 10.47
Latin America	1.01%
Actual		$ 1,000.00	$ 1,026.10	$ 5.09
Hypothetical A		$ 1,000.00	$ 1,019.84	$ 5.07
Institutional Class	1.04%
Actual		$ 1,000.00	$ 1,026.10	$ 5.24
Hypothetical A		$ 1,000.00	$ 1,019.69	$ 5.22

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Latin America Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
Brazil	53.2%
Mexico	21.4%
Chile	13.1%
Colombia	5.7%
United States of America	2.9%
Peru	2.7%
Canada	0.7%
Luxembourg	0.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
Brazil	56.9%
Mexico	19.5%
Chile	12.4%
Colombia	3.6%
United States of America	2.8%
Peru	2.3%
Luxembourg	1.4%
Canada	0.8%
Norway	0.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.9	98.0
Short-Term Investments and Net Other Assets (Liabilities)	1.1	2.0
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
America Movil SAB de CV Series L (Mexico, Wireless Telecommunication Services)	9.8	9.2
Itau Unibanco Banco Multiplo SA (Brazil, Commercial Banks)	7.0	8.5
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	6.0	5.9
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR (Brazil, Beverages)	5.0	4.6
Petroleo Brasileiro SA - Petrobras (Brazil, Oil, Gas & Consumable Fuels)	4.5	4.2
Wal-Mart de Mexico SA de CV Series V (Mexico, Food & Staples Retailing)	4.5	4.6
Vale SA (PN-A) (Brazil, Metals & Mining)	4.3	5.4
CAP SA (Chile, Metals & Mining)	3.2	3.4
Telefonica Brasil SA (Brazil, Diversified Telecommunication Services)	2.7	2.5
Banco Santander Chile sponsored ADR (Chile, Commercial Banks)	2.5	2.6
	49.5
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	19.3	18.4
Financials	17.0	17.9
Materials	16.5	18.0
Telecommunication Services	16.1	16.1
Energy	14.4	12.9
Utilities	7.6	7.1
Industrials	5.1	4.3
Consumer Discretionary	2.9	3.2
Health Care	0.0	0.1

Semiannual Report

Fidelity Latin America Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Brazil - 53.2%
AES Tiete SA (PN) (non-vtg.)	4,682,945	$ 65,595,379
Banco Bradesco SA:
(PN)	3,261,216	52,404,609
(PN) sponsored ADR	644,797	10,336,096
Brasil Foods SA	713,800	13,050,353
Braskem SA Class A sponsored ADR (d)	285,500	4,196,850
Brookfield Incorporacoes SA	3,544,200	9,333,937
BTG Pactual Participations Ltd. (e)	201,914	3,240,327
BTG Pactual Participations Ltd. (a)	194,144	3,115,634
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	3,594,530	150,898,369
sponsored ADR	345,425	12,089,875
Companhia de Concessoes Rodoviarias	6,650,600	51,637,531
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	42,800	3,388,048
CPFL Energia SA sponsored ADR (d)	1,399,699	39,471,512
Eletropaulo Metropolitana SA (PN-B)	1,493,420	22,846,118
Itau Unibanco Banco Multiplo SA	3,511,400	55,264,276
Itau Unibanco Banco Multiplo SA sponsored ADR	9,805,703	153,851,480
Itausa-Investimentos Itau SA:
rights 5/31/12 (a)	65,196	19,154
(PN)	5,372,620	25,536,257
Light SA	1,776,200	23,109,283
Lojas Americanas SA (PN)	2,584,837	24,300,438
Lupatech SA (a)	1,356,700	3,644,154
Multiplus SA	1,820,300	39,439,913
OGX Petroleo e Gas Participacoes SA (a)	1,715,000	11,903,287
Petroleo Brasileiro SA - Petrobras:
(ON)	919,228	10,797,427
(PN) (non-vtg.)	8,998,371	100,503,800
(PN) sponsored ADR (non-vtg.)	3,638,361	80,626,080
sponsored ADR	5,265,220	123,943,279
Souza Cruz SA	4,013,400	62,512,313
TAM SA (PN) sponsored ADR (ltd. vtg.) (d)	1,921,846	46,989,135
Telefonica Brasil SA	1,239,613	35,377,566
Telefonica Brasil SA sponsored ADR (d)	1,561,083	44,444,033
TIM Participacoes SA	5,711,695	33,979,813
TIM Participacoes SA sponsored ADR	705,624	21,119,326
Tractebel Energia SA	1,189,200	20,494,305
Usinas Siderurgicas de Minas Gerais SA - Usiminas	1,715,450	16,379,188
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	4,610,100	26,410,457
Vale SA:
(PN-A)	1,797,500	39,087,362

	Shares	Value
(PN-A) sponsored ADR (d)	4,135,729	$ 89,455,818
sponsored ADR	2,762,962	61,337,756
TOTAL BRAZIL		1,592,130,538
Canada - 0.7%
Petrominerales Ltd.	858,100	12,553,323
Silver Standard Resources, Inc. (a)	573,000	8,262,663
TOTAL CANADA		20,815,986
Chile - 13.1%
Banco de Chile sponsored ADR	99,300	9,296,466
Banco Santander Chile sponsored ADR (d)	916,843	75,006,926
CAP SA	2,247,534	94,284,323
Compania Cervecerias Unidas SA	3,400,607	48,755,362
Compania Cervecerias Unidas SA sponsored ADR	8,028	574,965
Compania Sudamericana de Vapores	39,294,186	4,576,627
Embotelladora Andina SA: Class A	975,556	4,424,291
Class B	1,802,993	9,552,036
Empresa Nacional de Electricidad SA	5,398,806	9,837,158
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,838,813	36,438,904
Enersis SA	35,324,499	14,410,884
Enersis SA sponsored ADR	1,296,547	26,281,008
SACI Falabella	5,421,372	53,196,733
Sociedad Matriz SAAM SA (a)	48,961,581	5,853,993
TOTAL CHILE		392,489,676
Colombia - 5.6%
BanColombia SA sponsored ADR	565,396	38,350,811
Bolsa de Valores de Colombia	592,791,382	11,469,832
Ecopetrol SA	19,382,595	62,688,458
Empresa de Telecomunicaciones de Bogota	40,082,319	10,962,275
Grupo de Inversiones Surameric	1,261,285	22,872,878
Inversiones Argos SA	2,305,387	22,237,890
TOTAL COLOMBIA		168,582,144
Luxembourg - 0.3%
Millicom International Cellular SA (depository receipt)	91,313	9,700,924
Mexico - 21.4%
America Movil SAB de CV:
Series L	5,073,400	6,764,170
Series L sponsored ADR	10,711,588	285,463,821
Bolsa Mexicana de Valores SA de CV	13,430,370	26,843,834
Coca-Cola FEMSA SAB de CV sponsored ADR	243,800	25,830,610
Compartamos SAB de CV	11,127,300	13,563,004
Fibra Uno Administracion SA de CV	3,314,100	6,504,470
Fomento Economico Mexicano SAB de CV sponsored ADR	577,960	46,965,030
Grupo Modelo SAB de CV Series C	2,327,100	16,431,274
Common Stocks - continued
	Shares	Value
Mexico - continued
Industrias Penoles SA de CV	730,155	$ 34,131,476
Kimberly-Clark de Mexico SA de CV Series A	21,852,000	44,548,680
Wal-Mart de Mexico SA de CV Series V	46,682,970	133,475,125
TOTAL MEXICO		640,521,494
Peru - 2.7%
Alicorp SA Class C	4,479,951	12,113,937
Compania de Minas Buenaventura SA sponsored ADR	1,698,000	70,076,460
TOTAL PERU		82,190,397
United States of America - 1.8%
BPZ Energy, Inc. (a)(d)	3,618,800	14,656,140
Gran Tierra Energy, Inc. (Canada) (a)	1,649,500	10,637,626
Southern Copper Corp.	840,851	27,647,181
TOTAL UNITED STATES OF AMERICA		52,940,947
TOTAL COMMON STOCKS (Cost $1,661,549,806)		2,959,372,106
Nonconvertible Preferred Stocks - 0.1%

Colombia - 0.1%
Grupo de Inversiones Surameric (Cost $2,763,035)	161,141	3,061,204
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	543,883	$ 543,883
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	66,591,275	66,591,275
TOTAL MONEY MARKET FUNDS (Cost $67,135,158)		67,135,158
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,731,447,999)		3,029,568,468
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(35,501,280)
NET ASSETS - 100%		$ 2,994,067,188
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,240,327 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,227
Fidelity Securities Lending Cash Central Fund	220,486
Total	$ 233,713
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 86,831,108	$ 86,831,108	$ -	$ -
Consumer Staples	581,222,220	581,222,220	-	-
Energy	428,309,420	428,309,420	-	-
Financials	510,737,258	510,718,104	19,154	-
Industrials	152,141,353	152,141,353	-	-
Materials	493,507,424	493,507,424	-	-
Telecommunication Services	484,250,832	484,250,832	-	-
Utilities	225,433,695	225,433,695	-	-
Money Market Funds	67,135,158	67,135,158	-	-
Total Investments in Securities:	$ 3,029,568,468	$ 3,029,549,314	$ 19,154	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Latin America Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $63,907,329) - See accompanying schedule: Unaffiliated issuers (cost $1,664,312,841)	$ 2,962,433,310
Fidelity Central Funds (cost $67,135,158)	67,135,158
Total Investments (cost $1,731,447,999)		$ 3,029,568,468
Foreign currency held at value (cost $3,683,354)		3,683,018
Receivable for investments sold		20,718,932
Receivable for fund shares sold		2,647,985
Dividends receivable		27,426,931
Distributions receivable from Fidelity Central Funds		53,918
Prepaid expenses		2,937
Other affiliated receivables		343
Other receivables		293,005
Total assets		3,084,395,537

Liabilities
Payable for investments purchased	$ 13,353,672
Payable for fund shares redeemed	7,510,134
Accrued management fee	1,802,877
Distribution and service plan fees payable	69,065
Other affiliated payables	671,165
Other payables and accrued expenses	330,161
Collateral on securities loaned, at value	66,591,275
Total liabilities		90,328,349

Net Assets		$ 2,994,067,188
Net Assets consist of:
Paid in capital		$ 1,656,308,599
Undistributed net investment income		31,488,307
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,500,216
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,297,770,066
Net Assets		$ 2,994,067,188

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($87,463,873 ÷ 1,653,056 shares)	$ 52.91

Maximum offering price per share (100/94.25 of $52.91)	$ 56.14
Class T: Net Asset Value and redemption price per share ($24,515,051 ÷ 463,412 shares)	$ 52.90

Maximum offering price per share (100/96.50 of $52.90)	$ 54.82
Class B: Net Asset Value and offering price per share ($12,365,175 ÷ 233,929 shares)A	$ 52.86

Class C: Net Asset Value and offering price per share ($34,003,913 ÷ 643,207 shares)A	$ 52.87

Latin America: Net Asset Value, offering price and redemption price per share ($2,825,129,717 ÷ 53,331,267 shares)	$ 52.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,589,459 ÷ 199,969 shares)	$ 52.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 63,834,913
Interest		249
Income from Fidelity Central Funds		233,713
Income before foreign taxes withheld		64,068,875
Less foreign taxes withheld		(4,653,942)
Total income		59,414,933

Expenses
Management fee	$ 10,687,004
Transfer agent fees	3,288,519
Distribution and service plan fees	417,020
Accounting and security lending fees	663,410
Custodian fees and expenses	560,357
Independent trustees' compensation	9,190
Registration fees	70,397
Audit	38,093
Legal	6,802
Miscellaneous	14,580
Total expenses before reductions	15,755,372
Expense reductions	(45,928)	15,709,444
Net investment income (loss)		43,705,489
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	117,201,942
Foreign currency transactions	(631,916)
Total net realized gain (loss)		116,570,026
Change in net unrealized appreciation (depreciation) on: Investment securities	(91,696,853)
Assets and liabilities in foreign currencies	(449,030)
Total change in net unrealized appreciation (depreciation)		(92,145,883)
Net gain (loss)		24,424,143
Net increase (decrease) in net assets resulting from operations		$ 68,129,632

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,705,489	$ 90,374,208
Net realized gain (loss)	116,570,026	338,023,359
Change in net unrealized appreciation (depreciation)	(92,145,883)	(733,138,438)
Net increase (decrease) in net assets resulting from operations	68,129,632	(304,740,871)
Distributions to shareholders from net investment income	(46,233,472)	(22,292,136)
Distributions to shareholders from net realized gain	-	(15,707,585)
Total distributions	(46,233,472)	(37,999,721)
Share transactions - net increase (decrease)	(88,691,180)	(1,114,870,853)
Redemption fees	213,953	763,732
Total increase (decrease) in net assets	(66,581,067)	(1,456,847,713)

Net Assets
Beginning of period	3,060,648,255	4,517,495,968
End of period (including undistributed net investment income of $31,488,307 and undistributed net investment income of $34,016,290, respectively)	$ 2,994,067,188	$ 3,060,648,255

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 52.38	$ 57.48	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.68	1.15	.02
Net realized and unrealized gain (loss)	.55	(5.87)	2.79
Total from investment operations	1.23	(4.72)	2.81
Distributions from net investment income	(.70)	(.19)	(.80)
Distributions from net realized gain	-	(.20)	-
Total distributions	(.70)	(.39)	(.80)
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 52.91	$ 52.38	$ 57.48
Total Return B,C,D	2.43%	(8.26)%	5.14%
Ratios to Average Net Assets F,I
Expenses before reductions	1.35% A	1.34%	1.37% A
Expenses net of fee waivers, if any	1.35% A	1.34%	1.37% A
Expenses net of all reductions	1.35% A	1.34%	1.34% A
Net investment income (loss)	2.59% A	2.05%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,464	$ 91,407	$ 115,626
Portfolio turnover rate G	25% A	11%	56% J
A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 52.27	$ 57.47	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.61	.99	.01
Net realized and unrealized gain (loss)	.55	(5.85)	2.79
Total from investment operations	1.16	(4.86)	2.80
Distributions from net investment income	(.53)	(.15)	(.80)
Distributions from net realized gain	-	(.20)	-
Total distributions	(.53)	(.35)	(.80)
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 52.90	$ 52.27	$ 57.47
Total Return B,C,D	2.29%	(8.50)%	5.12%
Ratios to Average Net Assets F,I
Expenses before reductions	1.61% A	1.61%	1.63% A
Expenses net of fee waivers, if any	1.61% A	1.61%	1.63% A
Expenses net of all reductions	1.61% A	1.61%	1.60% A
Net investment income (loss)	2.33% A	1.78%	.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,515	$ 26,020	$ 36,820
Portfolio turnover rate G	25% A	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31,  2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 52.06	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.48	.72	(.02)
Net realized and unrealized gain (loss)	.57	(5.84)	2.79
Total from investment operations	1.05	(5.12)	2.77
Distributions from net investment income	(.25)	(.07)	(.80)
Distributions from net realized gain	-	(.20)	-
Total distributions	(.25)	(.27)	(.80)
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 52.86	$ 52.06	$ 57.44
Total Return B,C,D	2.04%	(8.94)%	5.06%
Ratios to Average Net Assets F,I
Expenses before reductions	2.10% A	2.10%	2.12% A
Expenses net of fee waivers, if any	2.10% A	2.10%	2.12% A
Expenses net of all reductions	2.10% A	2.10%	2.10% A
Net investment income (loss)	1.84% A	1.29%	(.36)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,365	$ 14,114	$ 20,392
Portfolio turnover rate G	25% A	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 52.05	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.49	.73	(.02)
Net realized and unrealized gain (loss)	.56	(5.84)	2.79
Total from investment operations	1.05	(5.11)	2.77
Distributions from net investment income	(.23)	(.09)	(.80)
Distributions from net realized gain	-	(.20)	-
Total distributions	(.23)	(.29)	(.80)
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 52.87	$ 52.05	$ 57.44
Total Return B,C,D	2.05%	(8.93)%	5.06%
Ratios to Average Net Assets F,I
Expenses before reductions	2.09% A	2.08%	2.09% A
Expenses net of fee waivers, if any	2.09% A	2.08%	2.09% A
Expenses net of all reductions	2.09% A	2.08%	2.07%A
Net investment income (loss)	1.85% A	1.31%	(.34)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,004	$ 35,203	$ 48,329
Portfolio turnover rate G	25% A	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Latin America

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 52.48	$ 57.50	$ 47.29	$ 28.69	$ 67.90	$ 41.13
Income from Investment Operations
Net investment income (loss) D	.77	1.34	1.07	.72	.83	.68
Net realized and unrealized gain (loss)	.54	(5.88)	11.00	18.32	(37.74)	27.43
Total from investment operations	1.31	(4.54)	12.07	19.04	(36.91)	28.11
Distributions from net investment income	(.82)	(.29)	(1.49)	(.46)	(.65)	(.61)
Distributions from net realized gain	-	(.20)	(.39)	-	(1.72)	(.77)
Total distributions	(.82)	(.49)	(1.88)	(.46)	(2.37)	(1.38)
Redemption fees added to paid in capital D	- I	.01	.02	.02	.07	.04
Net asset value, end of period	$ 52.97	$ 52.48	$ 57.50	$ 47.29	$ 28.69	$ 67.90
Total Return B,C	2.61%	(7.96)%	25.91%	67.88%	(56.20)%	70.35%
Ratios to Average Net Assets E,G
Expenses before reductions	1.01% A	1.00%	1.03%	1.07%	1.02%	1.00%
Expenses net of fee waivers, if any	1.01% A	1.00%	1.03%	1.07%	1.02%	1.00%
Expenses net of all reductions	1.01% A	1.00%	1.01%	1.05%	1.00%	.98%
Net investment income (loss)	2.93% A	2.39%	2.10%	2.04%	1.41%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,825,130	$ 2,884,301	$ 4,283,462	$ 4,043,748	$ 2,225,606	$ 6,219,690
Portfolio turnover rate F	25% A	11%	56% H	52%	51%	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 52.51	$ 57.49	$ 55.47
Income from Investment Operations
Net investment income (loss) D	.77	1.32	.03
Net realized and unrealized gain (loss)	.54	(5.88)	2.79
Total from investment operations	1.31	(4.56)	2.82
Distributions from net investment income	(.86)	(.23)	(.80)
Distributions from net realized gain	-	(.20)	-
Total distributions	(.86)	(.43)	(.80)
Redemption fees added to paid in capital D	- J	.01	- J
Net asset value, end of period	$ 52.96	$ 52.51	$ 57.49
Total Return B,C	2.61%	(7.98)%	5.15%
Ratios to Average Net Assets E,H
Expenses before reductions	1.04% A	1.04%	1.08% A
Expenses net of fee waivers, if any	1.04% A	1.04%	1.08% A
Expenses net of all reductions	1.03% A	1.04%	1.06% A
Net investment income (loss)	2.90% A	2.35%	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,589	$ 9,603	$ 12,868
Portfolio turnover rate F	25% A	11%	56% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Latin America and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,379,681,628
Gross unrealized depreciation	(92,948,659)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,286,732,969

Tax cost	$ 1,742,835,499

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (22,463,155)
2017	(73,857,715)
Total capital loss carryforward	$ (96,320,870)

The capital loss carryforward expiring October 31, 2016 was acquired from Fidelity Advisor Latin America Fund.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $369,098,915 and $433,631,493, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 112,464	$ 2,754
Class T	.25%	.25%	63,300	1,279
Class B	.75%	.25%	67,305	50,478
Class C	.75%	.25%	173,951	18,533
			$ 417,020	$ 73,044

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27,334
Class T	5,592
Class B*	3,439
Class C*	2,060
$ 38,425

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 134,501.30
Class T	39,301.31
Class B	20,255.30
Class C	50,683.29
Latin America	3,032,301.21
Institutional Class	11,478.24
	$ 3,288,519

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $572 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,486 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $220,486. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $45,909 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $19.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 1,209,540	$ 387,219
Class T	259,191	94,474
Class B	65,750	23,836
Class C	156,473	78,469
Latin America	44,398,775	21,655,692
Institutional Class	143,743	52,446
Total	$ 46,233,472	$ 22,292,136
From net realized gain
Class A	$ -	$ 407,401
Class T	-	127,447
Class B	-	68,279
Class C	-	170,156
Latin America	-	14,889,803
Institutional Class	-	44,499
Total	$ -	$ 15,707,585

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	158,964	412,254	$ 8,507,542	$ 23,066,057
Reinvestment of distributions	21,636	12,195	1,072,283	706,536
Shares redeemed	(272,563)	(691,058)	(14,448,081)	(38,328,762)
Net increase (decrease)	(91,963)	(266,609)	$ (4,868,256)	$ (14,556,169)
Class T
Shares sold	29,292	87,514	$ 1,555,625	$ 4,903,931
Reinvestment of distributions	5,062	3,721	251,031	215,680
Shares redeemed	(68,792)	(234,128)	(3,582,452)	(12,893,248)
Net increase (decrease)	(34,438)	(142,893)	$ (1,775,796)	$ (7,773,637)
Class B
Shares sold	2,552	11,256	$ 133,877	$ 626,261
Reinvestment of distributions	1,105	1,326	54,795	76,906
Shares redeemed	(40,863)	(96,470)	(2,178,740)	(5,351,844)
Net increase (decrease)	(37,206)	(83,888)	$ (1,990,068)	$ (4,648,677)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class C
Shares sold	41,276	137,950	$ 2,212,953	$ 7,785,005
Reinvestment of distributions	2,881	3,829	142,933	222,012
Shares redeemed	(77,319)	(306,800)	(4,052,051)	(16,851,535)
Net increase (decrease)	(33,162)	(165,021)	$ (1,696,165)	$ (8,844,518)
Latin America
Shares sold	4,701,409	8,382,994	$ 253,492,526	$ 474,305,310
Reinvestment of distributions	861,000	609,933	42,666,919	35,291,350
Shares redeemed	(7,186,934)	(28,534,583)	(375,444,082)	(1,586,342,682)
Net increase (decrease)	(1,624,525)	(19,541,656)	$ (79,284,637)	$ (1,076,746,022)
Institutional Class
Shares sold	59,960	72,884	$ 3,148,833	$ 4,108,817
Reinvestment of distributions	2,228	1,178	110,408	68,214
Shares redeemed	(45,079)	(115,010)	(2,335,499)	(6,478,861)
Net increase (decrease)	17,109	(40,948)	$ 923,742	$ (2,301,830)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser(s)

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FALAA-USAN-0612
1.917420.101

Fidelity Advisor®

Latin America Fund -

Institutional Class

(Fidelity Cover Art)

Semiannual Report

April 30, 2012

Institutional Class is a class of
Fidelity® Latin America Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Latin America Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.35%
Actual		$ 1,000.00	$ 1,024.30	$ 6.79
Hypothetical A		$ 1,000.00	$ 1,018.15	$ 6.77
Class T	1.61%
Actual		$ 1,000.00	$ 1,022.90	$ 8.10
Hypothetical A		$ 1,000.00	$ 1,016.86	$ 8.07
Class B	2.10%
Actual		$ 1,000.00	$ 1,020.40	$ 10.55
Hypothetical A		$ 1,000.00	$ 1,014.42	$ 10.52
Class C	2.09%
Actual		$ 1,000.00	$ 1,020.50	$ 10.50
Hypothetical A		$ 1,000.00	$ 1,014.47	$ 10.47
Latin America	1.01%
Actual		$ 1,000.00	$ 1,026.10	$ 5.09
Hypothetical A		$ 1,000.00	$ 1,019.84	$ 5.07
Institutional Class	1.04%
Actual		$ 1,000.00	$ 1,026.10	$ 5.24
Hypothetical A		$ 1,000.00	$ 1,019.69	$ 5.22

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Latin America Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
Brazil	53.2%
Mexico	21.4%
Chile	13.1%
Colombia	5.7%
United States of America	2.9%
Peru	2.7%
Canada	0.7%
Luxembourg	0.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
Brazil	56.9%
Mexico	19.5%
Chile	12.4%
Colombia	3.6%
United States of America	2.8%
Peru	2.3%
Luxembourg	1.4%
Canada	0.8%
Norway	0.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.9	98.0
Short-Term Investments and Net Other Assets (Liabilities)	1.1	2.0
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
America Movil SAB de CV Series L (Mexico, Wireless Telecommunication Services)	9.8	9.2
Itau Unibanco Banco Multiplo SA (Brazil, Commercial Banks)	7.0	8.5
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	6.0	5.9
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR (Brazil, Beverages)	5.0	4.6
Petroleo Brasileiro SA - Petrobras (Brazil, Oil, Gas & Consumable Fuels)	4.5	4.2
Wal-Mart de Mexico SA de CV Series V (Mexico, Food & Staples Retailing)	4.5	4.6
Vale SA (PN-A) (Brazil, Metals & Mining)	4.3	5.4
CAP SA (Chile, Metals & Mining)	3.2	3.4
Telefonica Brasil SA (Brazil, Diversified Telecommunication Services)	2.7	2.5
Banco Santander Chile sponsored ADR (Chile, Commercial Banks)	2.5	2.6
	49.5
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	19.3	18.4
Financials	17.0	17.9
Materials	16.5	18.0
Telecommunication Services	16.1	16.1
Energy	14.4	12.9
Utilities	7.6	7.1
Industrials	5.1	4.3
Consumer Discretionary	2.9	3.2
Health Care	0.0	0.1

Semiannual Report

Fidelity Latin America Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Brazil - 53.2%
AES Tiete SA (PN) (non-vtg.)	4,682,945	$ 65,595,379
Banco Bradesco SA:
(PN)	3,261,216	52,404,609
(PN) sponsored ADR	644,797	10,336,096
Brasil Foods SA	713,800	13,050,353
Braskem SA Class A sponsored ADR (d)	285,500	4,196,850
Brookfield Incorporacoes SA	3,544,200	9,333,937
BTG Pactual Participations Ltd. (e)	201,914	3,240,327
BTG Pactual Participations Ltd. (a)	194,144	3,115,634
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	3,594,530	150,898,369
sponsored ADR	345,425	12,089,875
Companhia de Concessoes Rodoviarias	6,650,600	51,637,531
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	42,800	3,388,048
CPFL Energia SA sponsored ADR (d)	1,399,699	39,471,512
Eletropaulo Metropolitana SA (PN-B)	1,493,420	22,846,118
Itau Unibanco Banco Multiplo SA	3,511,400	55,264,276
Itau Unibanco Banco Multiplo SA sponsored ADR	9,805,703	153,851,480
Itausa-Investimentos Itau SA:
rights 5/31/12 (a)	65,196	19,154
(PN)	5,372,620	25,536,257
Light SA	1,776,200	23,109,283
Lojas Americanas SA (PN)	2,584,837	24,300,438
Lupatech SA (a)	1,356,700	3,644,154
Multiplus SA	1,820,300	39,439,913
OGX Petroleo e Gas Participacoes SA (a)	1,715,000	11,903,287
Petroleo Brasileiro SA - Petrobras:
(ON)	919,228	10,797,427
(PN) (non-vtg.)	8,998,371	100,503,800
(PN) sponsored ADR (non-vtg.)	3,638,361	80,626,080
sponsored ADR	5,265,220	123,943,279
Souza Cruz SA	4,013,400	62,512,313
TAM SA (PN) sponsored ADR (ltd. vtg.) (d)	1,921,846	46,989,135
Telefonica Brasil SA	1,239,613	35,377,566
Telefonica Brasil SA sponsored ADR (d)	1,561,083	44,444,033
TIM Participacoes SA	5,711,695	33,979,813
TIM Participacoes SA sponsored ADR	705,624	21,119,326
Tractebel Energia SA	1,189,200	20,494,305
Usinas Siderurgicas de Minas Gerais SA - Usiminas	1,715,450	16,379,188
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	4,610,100	26,410,457
Vale SA:
(PN-A)	1,797,500	39,087,362

	Shares	Value
(PN-A) sponsored ADR (d)	4,135,729	$ 89,455,818
sponsored ADR	2,762,962	61,337,756
TOTAL BRAZIL		1,592,130,538
Canada - 0.7%
Petrominerales Ltd.	858,100	12,553,323
Silver Standard Resources, Inc. (a)	573,000	8,262,663
TOTAL CANADA		20,815,986
Chile - 13.1%
Banco de Chile sponsored ADR	99,300	9,296,466
Banco Santander Chile sponsored ADR (d)	916,843	75,006,926
CAP SA	2,247,534	94,284,323
Compania Cervecerias Unidas SA	3,400,607	48,755,362
Compania Cervecerias Unidas SA sponsored ADR	8,028	574,965
Compania Sudamericana de Vapores	39,294,186	4,576,627
Embotelladora Andina SA: Class A	975,556	4,424,291
Class B	1,802,993	9,552,036
Empresa Nacional de Electricidad SA	5,398,806	9,837,158
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,838,813	36,438,904
Enersis SA	35,324,499	14,410,884
Enersis SA sponsored ADR	1,296,547	26,281,008
SACI Falabella	5,421,372	53,196,733
Sociedad Matriz SAAM SA (a)	48,961,581	5,853,993
TOTAL CHILE		392,489,676
Colombia - 5.6%
BanColombia SA sponsored ADR	565,396	38,350,811
Bolsa de Valores de Colombia	592,791,382	11,469,832
Ecopetrol SA	19,382,595	62,688,458
Empresa de Telecomunicaciones de Bogota	40,082,319	10,962,275
Grupo de Inversiones Surameric	1,261,285	22,872,878
Inversiones Argos SA	2,305,387	22,237,890
TOTAL COLOMBIA		168,582,144
Luxembourg - 0.3%
Millicom International Cellular SA (depository receipt)	91,313	9,700,924
Mexico - 21.4%
America Movil SAB de CV:
Series L	5,073,400	6,764,170
Series L sponsored ADR	10,711,588	285,463,821
Bolsa Mexicana de Valores SA de CV	13,430,370	26,843,834
Coca-Cola FEMSA SAB de CV sponsored ADR	243,800	25,830,610
Compartamos SAB de CV	11,127,300	13,563,004
Fibra Uno Administracion SA de CV	3,314,100	6,504,470
Fomento Economico Mexicano SAB de CV sponsored ADR	577,960	46,965,030
Grupo Modelo SAB de CV Series C	2,327,100	16,431,274
Common Stocks - continued
	Shares	Value
Mexico - continued
Industrias Penoles SA de CV	730,155	$ 34,131,476
Kimberly-Clark de Mexico SA de CV Series A	21,852,000	44,548,680
Wal-Mart de Mexico SA de CV Series V	46,682,970	133,475,125
TOTAL MEXICO		640,521,494
Peru - 2.7%
Alicorp SA Class C	4,479,951	12,113,937
Compania de Minas Buenaventura SA sponsored ADR	1,698,000	70,076,460
TOTAL PERU		82,190,397
United States of America - 1.8%
BPZ Energy, Inc. (a)(d)	3,618,800	14,656,140
Gran Tierra Energy, Inc. (Canada) (a)	1,649,500	10,637,626
Southern Copper Corp.	840,851	27,647,181
TOTAL UNITED STATES OF AMERICA		52,940,947
TOTAL COMMON STOCKS (Cost $1,661,549,806)		2,959,372,106
Nonconvertible Preferred Stocks - 0.1%

Colombia - 0.1%
Grupo de Inversiones Surameric (Cost $2,763,035)	161,141	3,061,204
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	543,883	$ 543,883
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	66,591,275	66,591,275
TOTAL MONEY MARKET FUNDS (Cost $67,135,158)		67,135,158
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,731,447,999)		3,029,568,468
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(35,501,280)
NET ASSETS - 100%		$ 2,994,067,188
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,240,327 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,227
Fidelity Securities Lending Cash Central Fund	220,486
Total	$ 233,713
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 86,831,108	$ 86,831,108	$ -	$ -
Consumer Staples	581,222,220	581,222,220	-	-
Energy	428,309,420	428,309,420	-	-
Financials	510,737,258	510,718,104	19,154	-
Industrials	152,141,353	152,141,353	-	-
Materials	493,507,424	493,507,424	-	-
Telecommunication Services	484,250,832	484,250,832	-	-
Utilities	225,433,695	225,433,695	-	-
Money Market Funds	67,135,158	67,135,158	-	-
Total Investments in Securities:	$ 3,029,568,468	$ 3,029,549,314	$ 19,154	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Latin America Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $63,907,329) - See accompanying schedule: Unaffiliated issuers (cost $1,664,312,841)	$ 2,962,433,310
Fidelity Central Funds (cost $67,135,158)	67,135,158
Total Investments (cost $1,731,447,999)		$ 3,029,568,468
Foreign currency held at value (cost $3,683,354)		3,683,018
Receivable for investments sold		20,718,932
Receivable for fund shares sold		2,647,985
Dividends receivable		27,426,931
Distributions receivable from Fidelity Central Funds		53,918
Prepaid expenses		2,937
Other affiliated receivables		343
Other receivables		293,005
Total assets		3,084,395,537

Liabilities
Payable for investments purchased	$ 13,353,672
Payable for fund shares redeemed	7,510,134
Accrued management fee	1,802,877
Distribution and service plan fees payable	69,065
Other affiliated payables	671,165
Other payables and accrued expenses	330,161
Collateral on securities loaned, at value	66,591,275
Total liabilities		90,328,349

Net Assets		$ 2,994,067,188
Net Assets consist of:
Paid in capital		$ 1,656,308,599
Undistributed net investment income		31,488,307
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,500,216
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,297,770,066
Net Assets		$ 2,994,067,188

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($87,463,873 ÷ 1,653,056 shares)	$ 52.91

Maximum offering price per share (100/94.25 of $52.91)	$ 56.14
Class T: Net Asset Value and redemption price per share ($24,515,051 ÷ 463,412 shares)	$ 52.90

Maximum offering price per share (100/96.50 of $52.90)	$ 54.82
Class B: Net Asset Value and offering price per share ($12,365,175 ÷ 233,929 shares)A	$ 52.86

Class C: Net Asset Value and offering price per share ($34,003,913 ÷ 643,207 shares)A	$ 52.87

Latin America: Net Asset Value, offering price and redemption price per share ($2,825,129,717 ÷ 53,331,267 shares)	$ 52.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,589,459 ÷ 199,969 shares)	$ 52.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 63,834,913
Interest		249
Income from Fidelity Central Funds		233,713
Income before foreign taxes withheld		64,068,875
Less foreign taxes withheld		(4,653,942)
Total income		59,414,933

Expenses
Management fee	$ 10,687,004
Transfer agent fees	3,288,519
Distribution and service plan fees	417,020
Accounting and security lending fees	663,410
Custodian fees and expenses	560,357
Independent trustees' compensation	9,190
Registration fees	70,397
Audit	38,093
Legal	6,802
Miscellaneous	14,580
Total expenses before reductions	15,755,372
Expense reductions	(45,928)	15,709,444
Net investment income (loss)		43,705,489
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	117,201,942
Foreign currency transactions	(631,916)
Total net realized gain (loss)		116,570,026
Change in net unrealized appreciation (depreciation) on: Investment securities	(91,696,853)
Assets and liabilities in foreign currencies	(449,030)
Total change in net unrealized appreciation (depreciation)		(92,145,883)
Net gain (loss)		24,424,143
Net increase (decrease) in net assets resulting from operations		$ 68,129,632

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,705,489	$ 90,374,208
Net realized gain (loss)	116,570,026	338,023,359
Change in net unrealized appreciation (depreciation)	(92,145,883)	(733,138,438)
Net increase (decrease) in net assets resulting from operations	68,129,632	(304,740,871)
Distributions to shareholders from net investment income	(46,233,472)	(22,292,136)
Distributions to shareholders from net realized gain	-	(15,707,585)
Total distributions	(46,233,472)	(37,999,721)
Share transactions - net increase (decrease)	(88,691,180)	(1,114,870,853)
Redemption fees	213,953	763,732
Total increase (decrease) in net assets	(66,581,067)	(1,456,847,713)

Net Assets
Beginning of period	3,060,648,255	4,517,495,968
End of period (including undistributed net investment income of $31,488,307 and undistributed net investment income of $34,016,290, respectively)	$ 2,994,067,188	$ 3,060,648,255

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 52.38	$ 57.48	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.68	1.15	.02
Net realized and unrealized gain (loss)	.55	(5.87)	2.79
Total from investment operations	1.23	(4.72)	2.81
Distributions from net investment income	(.70)	(.19)	(.80)
Distributions from net realized gain	-	(.20)	-
Total distributions	(.70)	(.39)	(.80)
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 52.91	$ 52.38	$ 57.48
Total Return B,C,D	2.43%	(8.26)%	5.14%
Ratios to Average Net Assets F,I
Expenses before reductions	1.35% A	1.34%	1.37% A
Expenses net of fee waivers, if any	1.35% A	1.34%	1.37% A
Expenses net of all reductions	1.35% A	1.34%	1.34% A
Net investment income (loss)	2.59% A	2.05%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,464	$ 91,407	$ 115,626
Portfolio turnover rate G	25% A	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 52.27	$ 57.47	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.61	.99	.01
Net realized and unrealized gain (loss)	.55	(5.85)	2.79
Total from investment operations	1.16	(4.86)	2.80
Distributions from net investment income	(.53)	(.15)	(.80)
Distributions from net realized gain	-	(.20)	-
Total distributions	(.53)	(.35)	(.80)
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 52.90	$ 52.27	$ 57.47
Total Return B,C,D	2.29%	(8.50)%	5.12%
Ratios to Average Net Assets F,I
Expenses before reductions	1.61% A	1.61%	1.63% A
Expenses net of fee waivers, if any	1.61% A	1.61%	1.63% A
Expenses net of all reductions	1.61% A	1.61%	1.60% A
Net investment income (loss)	2.33% A	1.78%	.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,515	$ 26,020	$ 36,820
Portfolio turnover rate G	25% A	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31,  2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 52.06	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.48	.72	(.02)
Net realized and unrealized gain (loss)	.57	(5.84)	2.79
Total from investment operations	1.05	(5.12)	2.77
Distributions from net investment income	(.25)	(.07)	(.80)
Distributions from net realized gain	-	(.20)	-
Total distributions	(.25)	(.27)	(.80)
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 52.86	$ 52.06	$ 57.44
Total Return B,C,D	2.04%	(8.94)%	5.06%
Ratios to Average Net Assets F,I
Expenses before reductions	2.10% A	2.10%	2.12% A
Expenses net of fee waivers, if any	2.10% A	2.10%	2.12% A
Expenses net of all reductions	2.10% A	2.10%	2.10% A
Net investment income (loss)	1.84% A	1.29%	(.36)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,365	$ 14,114	$ 20,392
Portfolio turnover rate G	25% A	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 52.05	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.49	.73	(.02)
Net realized and unrealized gain (loss)	.56	(5.84)	2.79
Total from investment operations	1.05	(5.11)	2.77
Distributions from net investment income	(.23)	(.09)	(.80)
Distributions from net realized gain	-	(.20)	-
Total distributions	(.23)	(.29)	(.80)
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 52.87	$ 52.05	$ 57.44
Total Return B,C,D	2.05%	(8.93)%	5.06%
Ratios to Average Net Assets F,I
Expenses before reductions	2.09% A	2.08%	2.09% A
Expenses net of fee waivers, if any	2.09% A	2.08%	2.09% A
Expenses net of all reductions	2.09% A	2.08%	2.07%A
Net investment income (loss)	1.85% A	1.31%	(.34)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,004	$ 35,203	$ 48,329
Portfolio turnover rate G	25% A	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Latin America

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 52.48	$ 57.50	$ 47.29	$ 28.69	$ 67.90	$ 41.13
Income from Investment Operations
Net investment income (loss) D	.77	1.34	1.07	.72	.83	.68
Net realized and unrealized gain (loss)	.54	(5.88)	11.00	18.32	(37.74)	27.43
Total from investment operations	1.31	(4.54)	12.07	19.04	(36.91)	28.11
Distributions from net investment income	(.82)	(.29)	(1.49)	(.46)	(.65)	(.61)
Distributions from net realized gain	-	(.20)	(.39)	-	(1.72)	(.77)
Total distributions	(.82)	(.49)	(1.88)	(.46)	(2.37)	(1.38)
Redemption fees added to paid in capital D	- I	.01	.02	.02	.07	.04
Net asset value, end of period	$ 52.97	$ 52.48	$ 57.50	$ 47.29	$ 28.69	$ 67.90
Total Return B,C	2.61%	(7.96)%	25.91%	67.88%	(56.20)%	70.35%
Ratios to Average Net Assets E,G
Expenses before reductions	1.01% A	1.00%	1.03%	1.07%	1.02%	1.00%
Expenses net of fee waivers, if any	1.01% A	1.00%	1.03%	1.07%	1.02%	1.00%
Expenses net of all reductions	1.01% A	1.00%	1.01%	1.05%	1.00%	.98%
Net investment income (loss)	2.93% A	2.39%	2.10%	2.04%	1.41%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,825,130	$ 2,884,301	$ 4,283,462	$ 4,043,748	$ 2,225,606	$ 6,219,690
Portfolio turnover rate F	25% A	11%	56% H	52%	51%	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 52.51	$ 57.49	$ 55.47
Income from Investment Operations
Net investment income (loss) D	.77	1.32	.03
Net realized and unrealized gain (loss)	.54	(5.88)	2.79
Total from investment operations	1.31	(4.56)	2.82
Distributions from net investment income	(.86)	(.23)	(.80)
Distributions from net realized gain	-	(.20)	-
Total distributions	(.86)	(.43)	(.80)
Redemption fees added to paid in capital D	- J	.01	- J
Net asset value, end of period	$ 52.96	$ 52.51	$ 57.49
Total Return B,C	2.61%	(7.98)%	5.15%
Ratios to Average Net Assets E,H
Expenses before reductions	1.04% A	1.04%	1.08% A
Expenses net of fee waivers, if any	1.04% A	1.04%	1.08% A
Expenses net of all reductions	1.03% A	1.04%	1.06% A
Net investment income (loss)	2.90% A	2.35%	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,589	$ 9,603	$ 12,868
Portfolio turnover rate F	25% A	11%	56% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Latin America and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,379,681,628
Gross unrealized depreciation	(92,948,659)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,286,732,969

Tax cost	$ 1,742,835,499

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (22,463,155)
2017	(73,857,715)
Total capital loss carryforward	$ (96,320,870)

The capital loss carryforward expiring October 31, 2016 was acquired from Fidelity Advisor Latin America Fund.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $369,098,915 and $433,631,493, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 112,464	$ 2,754
Class T	.25%	.25%	63,300	1,279
Class B	.75%	.25%	67,305	50,478
Class C	.75%	.25%	173,951	18,533
			$ 417,020	$ 73,044

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27,334
Class T	5,592
Class B*	3,439
Class C*	2,060
$ 38,425

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 134,501.30
Class T	39,301.31
Class B	20,255.30
Class C	50,683.29
Latin America	3,032,301.21
Institutional Class	11,478.24
	$ 3,288,519

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $572 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,486 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $220,486. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $45,909 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $19.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 1,209,540	$ 387,219
Class T	259,191	94,474
Class B	65,750	23,836
Class C	156,473	78,469
Latin America	44,398,775	21,655,692
Institutional Class	143,743	52,446
Total	$ 46,233,472	$ 22,292,136
From net realized gain
Class A	$ -	$ 407,401
Class T	-	127,447
Class B	-	68,279
Class C	-	170,156
Latin America	-	14,889,803
Institutional Class	-	44,499
Total	$ -	$ 15,707,585

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	158,964	412,254	$ 8,507,542	$ 23,066,057
Reinvestment of distributions	21,636	12,195	1,072,283	706,536
Shares redeemed	(272,563)	(691,058)	(14,448,081)	(38,328,762)
Net increase (decrease)	(91,963)	(266,609)	$ (4,868,256)	$ (14,556,169)
Class T
Shares sold	29,292	87,514	$ 1,555,625	$ 4,903,931
Reinvestment of distributions	5,062	3,721	251,031	215,680
Shares redeemed	(68,792)	(234,128)	(3,582,452)	(12,893,248)
Net increase (decrease)	(34,438)	(142,893)	$ (1,775,796)	$ (7,773,637)
Class B
Shares sold	2,552	11,256	$ 133,877	$ 626,261
Reinvestment of distributions	1,105	1,326	54,795	76,906
Shares redeemed	(40,863)	(96,470)	(2,178,740)	(5,351,844)
Net increase (decrease)	(37,206)	(83,888)	$ (1,990,068)	$ (4,648,677)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class C
Shares sold	41,276	137,950	$ 2,212,953	$ 7,785,005
Reinvestment of distributions	2,881	3,829	142,933	222,012
Shares redeemed	(77,319)	(306,800)	(4,052,051)	(16,851,535)
Net increase (decrease)	(33,162)	(165,021)	$ (1,696,165)	$ (8,844,518)
Latin America
Shares sold	4,701,409	8,382,994	$ 253,492,526	$ 474,305,310
Reinvestment of distributions	861,000	609,933	42,666,919	35,291,350
Shares redeemed	(7,186,934)	(28,534,583)	(375,444,082)	(1,586,342,682)
Net increase (decrease)	(1,624,525)	(19,541,656)	$ (79,284,637)	$ (1,076,746,022)
Institutional Class
Shares sold	59,960	72,884	$ 3,148,833	$ 4,108,817
Reinvestment of distributions	2,228	1,178	110,408	68,214
Shares redeemed	(45,079)	(115,010)	(2,335,499)	(6,478,861)
Net increase (decrease)	17,109	(40,948)	$ 923,742	$ (2,301,830)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser(s)

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FALAI-USAN-0612
1.917411.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 22, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 22, 2012